A

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account A

Annual Report

DECEMBER 31, 2008

Ohio National Variable Account A

Ohio National Financial Services

1909 100 Years 2009

Life changes. We'll be there.

W E A L T H B U I L D I N G O P P O R T U N I T Y Ohio National Variable Account A Annual Report D E C E M B E R 3 1 , 2008 Ohio National Variable Account A

THE OHIO NATIONAL LIFE INSURANCE COMPANY
ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2008 Ohio National Variable Account A Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account A for 2008 and the prior periods presented. We’re pleased to share these results with you.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service at 1-800-366-6654.

John J. Palmer, FSA
Vice Chairman

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount 11,105,297 Shares (Cost $272,336,297)	$146,478,863	$146,310,761	$168,102	$146,478,863
Money Market Subaccount 33,044,173 Shares (Cost $330,441,727)	330,441,727	330,388,143	53,584	330,441,727
Bond Subaccount 8,823,547 Shares (Cost $96,506,837)	89,382,529	89,328,518	54,011	89,382,529
Omni Subaccount 1,521,857 Shares (Cost $23,322,539)	16,770,865	16,748,679	22,186	16,770,865
International Subaccount 20,802,123 Shares (Cost $222,816,761)	157,264,049	157,221,552	42,497	157,264,049
Capital Appreciation Subaccount 6,288,518 Shares (Cost $99,093,885)	77,663,193	77,620,063	43,130	77,663,193
Millennium Subaccount 997,200 Shares (Cost $22,155,624)	14,399,568	14,393,254	6,314	14,399,568
International Small-Mid Company Subaccount (b) 2,900,316 Shares (Cost $59,533,009)	38,545,203	38,509,213	35,990	38,545,203
Aggressive Growth Subaccount 1,940,332 Shares (Cost $15,865,826)	10,109,129	10,109,129	0	10,109,129
Small Cap Growth Subaccount 937,024 Shares (Cost $9,683,269)	6,146,881	6,137,301	9,580	6,146,881
Mid Cap Opportunity Subaccount 5,741,159 Shares (Cost $94,894,353)	62,923,100	62,906,408	16,692	62,923,100
S&P 500 Index Subaccount 6,015,613 Shares (Cost $76,438,557)	56,606,915	56,589,007	17,908	56,606,915
Strategic Value Subaccount (a) 1,159,923 Shares (Cost $11,461,220)	9,244,589	9,241,354	3,235	9,244,589
High Income Bond Subaccount 8,546,936 Shares (Cost $74,170,726)	61,794,345	61,767,013	27,332	61,794,345
Capital Growth Subaccount 1,395,473 Shares (Cost $26,056,528)	20,932,102	20,927,282	4,820	20,932,102
Nasdaq-100 Index Subaccount 7,473,679 Shares (Cost $30,666,506)	23,243,143	23,243,143	0	23,243,143
Bristol Subaccount 9,310,240 Shares (Cost $107,088,564)	76,623,276	76,619,435	3,841	76,623,276
Bryton Growth Subaccount 6,962,926 Shares (Cost $77,387,142)	56,121,186	56,103,074	18,112	56,121,186
U.S. Equity Subaccount 1,548,428 Shares (Cost $18,916,563)	12,248,062	12,224,145	23,917	12,248,062
Balanced Subaccount 833,932 Shares (Cost $10,692,559)	8,956,434	8,900,711	55,723	8,956,434

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount 449,889 Shares (Cost $4,911,398)	$4,449,399	$4,449,399	$0	$4,449,399
Target VIP Subaccount 2,625,592 Shares (Cost $27,813,638)	17,880,279	17,880,279	0	17,880,279
Target Equity/Income Subaccount 3,517,563 Shares (Cost $36,861,903)	22,547,580	22,513,508	34,072	22,547,580
Bristol Growth Subaccount 147,161 Shares (Cost $1,339,496)	905,039	905,039	0	905,039

Dow Target 10 Portfolios:
First Quarter Subaccount 226,866 Shares (Cost $2,321,022)	1,649,319	1,649,319	0	1,649,319
Second Quarter Subaccount 256,359 Shares (Cost $2,857,514)	1,909,877	1,909,877	0	1,909,877
Third Quarter Subaccount 291,428 Shares (Cost $2,867,743)	2,016,684	2,016,684	0	2,016,684
Fourth Quarter Subaccount 259,742 Shares (Cost $2,840,824)	2,161,051	2,161,051	0	2,161,051

Dow Target 5 Portfolios:
First Quarter Subaccount 144,130 Shares (Cost $1,865,215)	1,050,706	1,050,706	0	1,050,706
Second Quarter Subaccount 97,062 Shares (Cost $1,147,513)	660,021	660,021	0	660,021
Third Quarter Subaccount 110,146 Shares (Cost $1,137,752)	608,006	608,006	0	608,006
Fourth Quarter Subaccount 134,751 Shares (Cost $1,475,850)	1,021,414	1,021,414	0	1,021,414

Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount 38,154 Shares (Cost $1,498,377)	897,770	897,770	0	897,770
VIP Equity-Income Subaccount 54,031 Shares (Cost $1,282,876)	712,129	712,129	0	712,129
VIP High Income Subaccount 25,235 Shares (Cost $198,052)	99,929	99,929	0	99,929

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 321,018 Shares (Cost $9,410,693)	5,072,090	5,072,090	0	5,072,090
International Growth Subaccount 109,007 Shares (Cost $3,835,038)	2,881,060	2,861,610	19,450	2,881,060

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount 138,697 Shares (Cost $4,653,190)	$2,672,684	$2,659,019	$13,665	$2,672,684
Balanced Subaccount 429,174 Shares (Cost $10,954,956)	9,828,087	9,799,619	28,468	9,828,087

Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount 838,263 Shares (Cost $18,441,394)	11,249,491	11,249,491	0	11,249,491
Capital and Income Subaccount 443,313 Shares (Cost $6,104,941)	3,453,408	3,452,542	866	3,453,408
Investors Subaccount 628,449 Shares (Cost $8,591,810)	6,385,044	6,385,044	0	6,385,044

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 436,078 Shares (Cost $8,815,949)	4,430,549	4,430,549	0	4,430,549
Small/Mid Cap Value Subaccount 82,737 Shares (Cost $845,269)	409,550	409,550	0	409,550
Discovery Subaccount 405,962 Shares (Cost $5,044,686)	4,542,713	4,503,162	39,551	4,542,713

Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount 355,331 Shares (Cost $3,896,851)	3,521,333	3,521,333	0	3,521,333
U.S. Real Estate Subaccount 625,397 Shares (Cost $10,402,674)	5,134,510	5,111,316	23,194	5,134,510
Value Subaccount 3,864 Shares (Cost $44,813)	25,851	25,851	0	25,851
Emerging Markets Debt Subaccount 857 Shares (Cost $6,775)	5,546	5,546	0	5,546

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 2,9545,018 Shares (Cost $366,363,937)	235,473,794	235,449,956	23,838	235,473,794
Structured U.S. Equity Subaccount 3,904,061 Shares (Cost $48,095,503)	31,193,451	31,179,915	13,536	31,193,451
Capital Growth Subaccount 1,189,634 Shares (Cost $12,469,053)	8,803,291	8,800,401	2,890	8,803,291

Lazard Retirement Series, Inc:
Emerging Markets Equity Subaccount (a) 10,272,789 Shares (Cost $204,641,050)	119,061,620	118,990,188	71,432	119,061,620

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Lazard Retirement Series, Inc: (continued)
U.S. Small Cap Equity Subaccount (a) 3,158,059 Shares (Cost $36,792,843)	$20,022,094	$20,011,200	$10,894	$20,022,094
U.S. Strategic Equity Subaccount 216,396 Shares (Cost $2,033,268)	1,408,740	1,408,740	0	1,408,740
International Equity Subaccount 19,903,028 Shares (Cost $232,190,654)	163,801,918	163,771,993	29,925	163,801,918

The Prudential Series Fund, Inc:
Jennison 20/20 Focus Subaccount 14,411,127 Shares (Cost $197,039,709)	130,564,811	130,532,919	31,892	130,564,811
Jennison Subaccount 430,393 Shares (Cost $8,476,088)	6,223,488	6,223,488	0	6,223,488

UBS Series Trust — Class I:
U.S. Allocation Subaccount 299,146 Shares (Cost $4,038,829)	2,886,757	2,885,894	863	2,886,757

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 7,755,604 Shares (Cost $213,429,573)	140,531,536	140,468,152	63,384	140,531,536
VIP Contrafund Subaccount 14,002,285 Shares (Cost $359,144,302)	211,994,599	211,915,180	79,419	211,994,599
VIP Growth Subaccount 912,997 Shares (Cost $33,705,967)	21,281,961	21,279,725	2,236	21,281,961
VIP Equity-Income Subaccount 7,257,928 Shares (Cost $166,253,404)	94,353,063	94,316,996	36,067	94,353,063
VIP Real Estate Subaccount 143,789 Shares (Cost $1,420,134)	1,160,375	1,160,375	0	1,160,375

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 994,754 Shares (Cost $23,575,458)	15,498,269	15,485,874	12,395	15,498,269
Worldwide Growth Subaccount 510,670 Shares (Cost $13,235,077)	9,753,792	9,753,792	0	9,753,792
Balanced Subaccount 2,282,939 Shares (Cost $59,585,117)	54,219,792	54,207,444	12,348	54,219,792
International Growth Subaccount 6,350,464 Shares (Cost $292,612,278)	165,175,566	165,130,361	45,205	165,175,566

J.P. Morgan Series Trust II:
Small Company Subaccount 1,174,321 Shares (Cost $17,182,769)	11,555,316	11,552,213	3,103	11,555,316

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount 5,798,608 Shares (Cost $155,732,011)	$109,709,655	$109,693,875	$15,780	$109,709,655

AllianceBernstein Variable Product Series Fund, Inc. — Class B:
Growth & Income Subaccount 14,237 Shares (Cost $309,134)	184,649	184,649	0	184,649
Small Cap Growth Subaccount 1,749 Shares (Cost $15,680)	14,444	14,444	0	14,444

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 381,031 Shares (Cost $5,053,831)	3,052,057	3,038,533	13,524	3,052,057
Investors Growth Stock Subaccount 592,815 Shares (Cost $5,551,144)	4,120,065	4,105,697	14,368	4,120,065
Mid Cap Growth Subaccount 4,576,082 Shares (Cost $28,005,083)	14,643,462	14,641,258	2,204	14,643,462
Total Return Subaccount 3,424,423 Shares (Cost $65,715,329)	52,188,210	52,117,864	70,346	52,188,210

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 18,387,603 Shares (Cost $229,217,263)	207,044,407	206,825,372	219,035	207,044,407
Total Return Subaccount 45,177,592 Shares (Cost $465,727,882)	465,780,975	465,684,252	96,723	465,780,975
Global Bond Subaccount 8,350,674 Shares (Cost $106,505,174)	102,295,752	102,224,882	70,870	102,295,752
CommodityRealReturn Strategy Subaccount 202,530 Shares (Cost $1,721,484)	1,417,713	1,417,713	0	1,417,713

Calvert Variable Series, Inc:
Social Equity Subaccount 17,473 Shares (Cost $259,498)	226,279	226,279	0	226,279

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 303,092 Shares (Cost $11,080,142)	8,698,754	8,697,798	956	8,698,754

Royce Capital Fund:
Small-Cap Subaccount 17,516,648 Shares (Cost $157,709,352)	112,456,880	112,352,190	104,690	112,456,880

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Royce Capital Fund: (continued)
Micro-Cap Subaccount 9,772,214 Shares (Cost $109,006,722)	$58,926,453	$58,869,696	$56,757	$58,926,453

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 9,589,626 Shares (Cost $100,991,934)	94,074,228	94,068,166	6,062	94,074,228
U.S. Real Estate Subaccount 11,524,853 Shares (Cost $186,611,346)	93,812,306	93,767,343	44,963	93,812,306
International Growth Equity Subaccount 21,829,891 Shares (Cost $204,007,523)	135,781,921	135,780,314	1,607	135,781,921
Capital Growth Subaccount (a) 233,441 Shares (Cost $3,949,933)	2,350,752	2,338,958	11,794	2,350,752

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 9,974,905 Shares (Cost $162,423,244)	113,115,428	113,068,164	47,264	113,115,428
Franklin Flex Cap Growth Securities Subaccount 16,085,313 Shares (Cost $186,494,907)	132,221,272	132,218,111	3,161	132,221,272
Templeton Foreign Securities Subaccount 5,854,441 Shares (Cost $103,187,452)	62,993,789	62,982,097	11,692	62,993,789

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 11,303,665 Shares (Cost $168,627,975)	104,219,790	104,207,032	12,758	104,219,790

ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount 342,612 Shares (Cost $2,194,532)	1,284,794	1,284,794	0	1,284,794

Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount 377,552 Shares (Cost $4,722,922)	3,658,482	3,658,482	0	3,658,482

Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount 6,300,445 Shares (Cost $58,735,605)	50,340,555	50,340,555	0	50,340,555
Structured U.S. Equity Subaccount 64,433 Shares (Cost $587,562)	515,462	515,462	0	515,462
Capital Growth Subaccount 63,641 Shares (Cost $511,230)	470,306	470,306	0	470,306

Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount 1,361,623 Shares (Cost $17,501,269)	15,713,132	15,713,132	0	15,713,132

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2008

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 6)	payment period	owners’ equity
Franklin Templeton Variable Insurance Products Trust — Class 4: (continued)
Franklin Flex Cap Growth Securities Subaccount 5,808,408 Shares (Cost $55,311,932)	$47,687,033	$47,687,033	$0	$47,687,033
Templeton Foreign Securities Subaccount 943,730 Shares (Cost $12,055,924)	10,296,096	10,296,096	0	10,296,096
Franklin Templeton VIP Founding Funds Allocation Subaccount 1,562,334 Shares (Cost $10,647,317)	8,780,316	8,780,316	0	8,780,316

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount 1,834,240 Shares (Cost $16,176,954)	15,178,149	15,178,149	0	15,178,149
VIP Global Natural Resources Subaccount 1,010,860 Shares (Cost $3,973,760)	3,346,148	3,346,148	0	3,346,148
VIP Science and Technology Subaccount 100,806 Shares (Cost $1,113,457)	1,151,713	1,151,713	0	1,151,713

Totals	$4,876,791,938	$4,874,781,717	$2,010,221	$4,876,791,938

(a)	Name change was effective May 1, 2008:
Strategic Value subaccount formerly known as Blue Chip.
Emerging Markets Equity subaccount formerly known as Emerging Markets
U.S. Small Cap Equity subaccount formerly known as Small Cap.
Capital Growth subaccount formerly known as Equity Growth.

(b)	Name change was effective September 1, 2008:
International Small-Mid Company subaccount formerly known as international Small Company

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$2,040,622	$5,375,739	$0	$516,205	$0	$694,077	$0	$0
Risk and administrative expense (note 2)	(3,353,448)	(4,122,940)	(1,699,998)	(276,437)	(3,258,587)	(1,457,448)	(270,747)	(790,999)

Net investment activity	(1,312,826)	1,252,799	(1,699,998)	239,768	(3,258,587)	(763,371)	(270,747)	(790,999)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(25,638,332)	22,656	(227,901)	(493,257)	6,512,499	2,095,077	(1,510,046)	(1,020,716)
Unrealized gain (loss)	(171,623,461)	0	(14,297,471)	(8,235,909)	(145,493,967)	(54,330,937)	(10,443,499)	(39,402,843)

Net gain (loss) on investments	(197,261,793)	22,656	(14,525,372)	(8,729,166)	(138,981,468)	(52,235,860)	(11,953,545)	(40,423,559)

Net increase (decrease) in contract owners’ equity from operations	$(198,574,619)	$1,275,455	$(16,225,370)	$(8,489,398)	$(142,240,055)	$(52,999,231)	$(12,224,292)	$(41,214,558)

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$0	$0	$1,243,481	$535,697	$0	$0	$0
Risk and administrative expense (note 2)	(174,275)	(101,722)	(890,861)	(943,763)	(180,212)	(870,952)	(328,840)	(422,637)

Net investment activity	(174,275)	(101,722)	(890,861)	299,718	355,485	(870,952)	(328,840)	(422,637)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(410,174)	(959,712)	(2,554,746)	(2,020,014)	500,721	(88,796)	416,840	94,662
Unrealized gain (loss)	(6,990,989)	(4,653,065)	(46,872,566)	(31,845,330)	(5,404,189)	(19,208,761)	(11,393,551)	(16,771,353)

Net gain (loss) on investments	(7,401,163)	(5,612,777)	(49,427,312)	(33,865,344)	(4,903,468)	(19,297,557)	(10,976,711)	(16,676,691)

Net increase (decrease) in contract owners’ equity from operations	$(7,575,438)	$(5,714,499)	$(50,318,173)	$(33,565,626)	$(4,547,983)	$(20,168,509)	$(11,305,551)	$(17,099,328)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
		Bryton			Income		Target	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	Target VIP	Equity/Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$847,467	$0	$183,883	$0	$0	$297,858	$596,694	$0
Risk and administrative expense (note 2)	(1,108,622)	(787,554)	(238,959)	(134,833)	(59,453)	(309,795)	(436,849)	(12,146)

Net investment activity	(261,155)	(787,554)	(55,076)	(134,833)	(59,453)	(11,937)	159,845	(12,146)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,040,767)	(1,447,772)	(451,773)	(90,803)	(24,820)	(1,136,967)	(1,744,333)	(48,653)
Unrealized gain (loss)	(41,289,431)	(26,491,423)	(11,045,799)	(3,159,848)	(1,028,253)	(11,677,942)	(17,289,278)	(436,030)

Net gain (loss) on investments	(43,330,198)	(27,939,195)	(11,497,572)	(3,250,651)	(1,053,073)	(12,814,909)	(19,033,611)	(484,683)

Net increase (decrease) in contract owners’ equity from operations	$(43,591,353)	$(28,726,749)	$(11,552,648)	$(3,385,484)	$(1,112,526)	$(12,826,846)	$(18,873,766)	$(496,829)

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(34,904)	(37,547)	(36,683)	(36,699)	(24,929)	(17,350)	(13,657)	(18,009)

Net investment activity	(34,904)	(37,547)	(36,683)	(36,699)	(24,929)	(17,350)	(13,657)	(18,009)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(114,117)	(94,117)	26,735	(181,674)	(219,456)	(259,736)	(122,551)	(74,683)
Unrealized gain (loss)	(1,069,137)	(1,659,626)	(1,497,118)	(1,008,832)	(985,180)	(635,560)	(607,834)	(590,488)

Net gain (loss) on investments	(1,183,254)	(1,753,743)	(1,470,383)	(1,190,506)	(1,204,636)	(895,296)	(730,385)	(665,171)

Net increase (decrease) in contract owners’ equity from operations	$(1,218,158)	$(1,791,290)	$(1,507,066)	$(1,227,205)	$(1,229,565)	$(912,646)	$(744,042)	$(683,180)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2008

	Fidelity Variable Insurance
	Products Fund			Janus Aspen Series — Institutional Shares
		VIP Equity-	VIP High	Large Cap	International	Worldwide
	VIP Growth	Income	Income	Growth	Growth	Growth	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$11,492	$26,306	$11,283	$57,280	$64,826	$51,869	$322,969
Risk and administrative expense (note 2)	(19,928)	(15,696)	(2,075)	(101,314)	(72,278)	(57,618)	(160,990)

Net investment activity	(8,436)	10,610	9,208	(44,034)	(7,452)	(5,749)	161,979

Reinvested capital gains	0	1,536	0	0	849,301	0	884,877

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(27,064)	(131,007)	(48,464)	(653,016)	1,206,455	(285,059)	353,638
Unrealized gain (loss)	(871,343)	(529,765)	(907)	(3,066,051)	(5,529,924)	(2,240,573)	(3,601,341)

Net gain (loss) on investments	(898,407)	(660,772)	(49,371)	(3,719,067)	(4,323,469)	(2,525,632)	(3,247,703)

Net increase (decrease) in contract owner’s equity from operations	$(906,843)	$(648,626)	$(40,163)	$(3,763,101)	$(3,481,620)	$(2,531,381)	$(2,200,847)

	Legg Mason Partners Variable Equity			Wells Fargo Advantage Variable
	Trust — Class I			Trust Funds
	Fundamental	Capital and			Small/Mid
	Value	Income	Investors	Opportunity	Cap Value	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$265,793	$50,702	$112,334	$142,575	$0	$0
Risk and administrative expense (note 2)	(199,189)	(70,831)	(98,192)	(99,722)	(9,749)	(106,620)

Net investment activity	66,604	(20,129)	14,142	42,853	(9,749)	(106,620)

Reinvested capital gains	11,466	113,625	220,326	1,682,869	140,920	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,473,749)	(691,166)	(208,831)	(615,964)	(17,890)	693,597
Unrealized gain (loss)	(5,399,410)	(1,553,389)	(3,436,676)	(4,585,432)	(469,859)	(4,794,785)

Net gain (loss) on investments	(6,873,159)	(2,244,555)	(3,645,507)	(5,201,396)	(487,749)	(4,101,188)

Net increase (decrease) in contract owners’ equity from operations	$(6,795,089)	$(2,151,059)	$(3,411,039)	$(3,475,674)	$(356,578)	$(4,207,808)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2008

					Goldman Sachs Variable
	Van Kampen Universal Institutional Funds — Class I				Insurance Trust — Institutional Shares
	Core Plus	U.S. Real		Emerging	Growth and	Structured	Capital
	Fixed Income	Estate	Value	Markets Debt	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$177,943	$295,327	$3,792	$1,649	$6,246,373	$676,087	$15,817
Risk and administrative expense (note 2)	(50,217)	(111,928)	(1,124)	(272)	(3,782,903)	(581,438)	(167,876)

Net investment activity	127,726	183,399	2,668	1,377	2,463,470	94,649	(152,059)

Reinvested capital gains	0	3,238,970	19,100	952	30,923	379,286	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(92,450)	(1,112,223)	(24,483)	1,234	(15,283,673)	(1,905,120)	1,853
Unrealized gain (loss)	(489,237)	(5,660,231)	(31,940)	(5,159)	(111,776,123)	(18,589,295)	(6,255,673)

Net gain (loss) on investments	(581,687)	(6,772,454)	(56,423)	(3,925)	(127,059,796)	(20,494,415)	(6,253,820)

Net increase (decrease) in contract owner’s equity from operations	$(453,961)	$(3,350,085)	$(34,655)	$(1,596)	$(124,565,403)	$(20,020,480)	$(6,405,879)

					The Prudential Series		UBS Series
	Lazard Retirement Series, Inc.				Fund, Inc.		Trust — Class I
	Emerging	U.S. Small	U.S. Strategic	International	Jennison		U.S.
	Markets Equity	Cap Equity	Equity	Equity	20/20 Focus	Jennison	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$4,220,122	$0	$14,668	$2,817,018	$0	$5,999	$117,000
Risk and administrative expense (note 2)	(2,092,565)	(359,780)	(16,750)	(1,943,139)	(1,708,442)	(115,495)	(56,497)

Net investment activity	2,127,557	(359,780)	(2,082)	873,879	(1,708,442)	(109,496)	60,503

Reinvested capital gains	11,707,841	0	0	595,123	7,816,743	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(10,225,129)	(4,534,273)	(164,097)	(13,616,891)	(9,214,834)	(107,179)	(5,520)
Unrealized gain (loss)	(105,717,493)	(6,942,405)	(363,049)	(59,489,426)	(66,354,710)	(3,948,637)	(1,771,805)

Net gain (loss) on investments	(115,942,622)	(11,476,678)	(527,146)	(73,106,317)	(75,569,544)	(4,055,816)	(1,777,325)

Net increase (decrease) in contract owner’s equity from operations	$(102,107,224)	$(11,836,458)	$(529,228)	$(71,637,315)	$(69,461,243)	$(4,165,312)	$(1,716,822)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2008

	Old Mutual
	Insurance
	Series Fund	Fidelity Variable Insurance Products Fund — Service Class 2
	Technology &	VIP	VIP	VIP	VIP Equity-	VIP Real
	Communications	Mid Cap	Contrafund	Growth	Income	Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008(a)

Investment activity:
Reinvested dividends	$0	$458,324	$2,411,875	$193,582	$3,075,647	$37,956
Risk and administrative expense (note 2)	(15,147)	(2,502,777)	(3,529,791)	(426,288)	(1,656,141)	(4,636)

Net investment activity	(15,147)	(2,044,453)	(1,117,916)	(232,706)	1,419,506	33,320

Reinvested capital gains	0	30,451,579	7,272,735	0	128,629	16,241

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(688,766)	(7,735,807)	(28,090,166)	(1,211,655)	(13,398,864)	(125,371)
Unrealized gain (loss)	291,107	(113,057,363)	(127,831,765)	(18,034,218)	(56,707,066)	(259,759)

Net gain (loss) on investments	(397,659)	(120,793,170)	(155,921,931)	(19,245,873)	(70,105,930)	(385,130)

Net increase (decrease) in contract owners’ equity from operations	$(412,806)	$(92,386,044)	$(149,767,112)	$(19,478,579)	$(68,557,795)	$(335,569)

	Janus Aspen Series — Service Shares				J.P. Morgan Series Trust II
	Large Cap	Worldwide		International	Small	Mid Cap
	Growth	Growth	Balanced	Growth	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$120,002	$144,377	$1,522,509	$2,737,265	$31,179	$1,628,900
Risk and administrative expense (note 2)	(265,521)	(184,483)	(829,771)	(3,214,103)	(209,799)	(1,923,067)

Net investment activity	(145,519)	(40,106)	692,738	(476,838)	(178,620)	(294,167)

Reinvested capital gains	0	0	4,344,058	39,538,272	1,754,370	11,041,944

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,158,775)	134,329	1,138,400	(11,511,433)	(892,982)	(5,744,721)
Unrealized gain (loss)	(8,499,947)	(8,045,075)	(17,651,281)	(196,542,569)	(6,408,530)	(63,204,832)

Net gain (loss) on investments	(9,658,722)	(7,910,746)	(16,512,881)	(208,054,002)	(7,301,512)	(68,949,553)

Net increase (decrease) in contract owners’ equity from operations	$(9,804,241)	$(7,950,852)	$(11,476,085)	$(168,992,568)	$(5,725,762)	$(58,201,776)

(a)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2008

	AllianceBernstein Variable Product
	Series Fund, Inc. — Class B			MFS Variable Insurance Trust — Service Class
	Global	Growth &	Small Cap	New	Investors	Mid Cap	Total
	Bond	Income	Growth	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$0	$9,717	$0	$0	$13,640	$0	$1,927,829
Risk and administrative expense (note 2)	(618)	(6,434)	(934)	(51,717)	(64,588)	(283,064)	(871,265)

Net investment activity	(618)	3,283	(934)	(51,717)	(50,948)	(283,064)	1,056,564

Reinvested capital gains	0	100,260	0	787,015	227,623	3,079,268	4,203,785

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	30,605	(61,373)	26,160	(477,783)	(2,432)	(1,816,967)	(1,805,524)
Unrealized gain (loss)	(14,225)	(254,251)	(50,217)	(2,205,177)	(2,478,655)	(14,697,553)	(20,727,741)

Net gain (loss) on investments	16,380	(315,624)	(24,057)	(2,682,960)	(2,481,087)	(16,514,520)	(22,533,265)

Net increase (decrease) in contract owner’s equity from operations	$15,762	$(212,081)	$(24,991)	$(1,947,662)	$(2,304,412)	$(13,718,316)	$(17,272,916)

						Dreyfus Variable
						Investment
	PIMCO Variable Insurance Trust —				Calvert Variable	Fund — Service
	Administrative Shares				Series Inc.	Shares	Royce Capital Fund
				Commodity
	Real	Total	Global	RealReturn	Social
	Return	Return	Bond	Strategy	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008(b)	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$8,463,969	$19,858,459	$2,675,218	$27,285	$0	$158,225	$880,978	$2,324,996
Risk and administrative expense (note 2)	(3,115,663)	(5,819,167)	(1,015,179)	(3,490)	(3,705)	(128,338)	(1,674,886)	(1,091,083)

Net investment activity	5,348,306	14,039,292	1,660,039	23,795	(3,705)	29,887	(793,908)	1,233,913

Reinvested capital gains	334,492	9,597,373	0	19,330	2,306	686,440	11,325,578	9,743,131 -

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(6,454,863)	2,485,214	(2,140,285)	(99,788)	4,492	(264,967)	(3,844,444)	(5,720,363)
Unrealized gain (loss)	(23,129,757)	(10,891,572)	(5,256,603)	(303,770)	(135,461)	(3,860,600)	(47,484,703)	(50,028,868)

Net gain (loss) on investments	(29,584,620)	(8,406,358)	(7,396,888)	(403,558)	(130,969)	(4,125,567)	(51,329,147)	(55,749,231)

Net increase (decrease) in contract owners’ equity from operations	$(23,901,822)	$15,230,307	$(5,736,849)	$(360,433)	$(132,368)	$(3,409,240)	$(40,797,477)	$(44,772,187)

(b)	Period from October 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2008

					Franklin Templeton Variable
	Van Kampen Universal Institutional Funds — Class II				Insurance Products Trust — Class 2
					Franklin	Franklin Flex	Templeton
	Core Plus	U.S. Real	International	Capital	Income	Cap Growth	Foreign
	Fixed Income	Estate	Growth Equity	Growth	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008	2008	2008	2008	2008	2008

Investment activity:
Reinvested dividends	$3,551,579	$3,345,552	$3,826	$0	$8,200,106	$171,603	$2,229,119
Risk and administrative expense (note 2)	(1,018,188)	(1,527,258)	(1,209,205)	(39,419)	(1,948,533)	(1,872,739)	(1,185,955)

Net investment activity	2,533,391	1,818,294	(1,205,379)	(39,419)	6,251,573	(1,701,136)	1,043,164

Reinvested capital gains	0	46,463,152	294,626	0	3,433,571	0	9,123,188

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(3,761,862)	(20,467,447)	(8,010,117)	(184,506)	(10,287,613)	(5,346,117)	(6,133,759)
Unrealized gain (loss)	(7,821,578)	(76,277,086)	(68,319,247)	(1,743,745)	(52,111,768)	(56,406,517)	(50,297,323)

Net gain (loss) on investments	(11,583,440)	(96,744,533)	(76,329,364)	(1,928,251)	(62,399,381)	(61,752,634)	(56,431,082)

Net increase (decrease) in contract owner’s equity from operations	$(9,050,049)	$(48,463,087)	$(77,240,117)	$(1,967,670)	$(52,714,237)	$(63,453,770)	$(46,264,730)

	Neuberger Berman	ALPS Variable	Federated Insurance
	Advisers Management	Insurance	Series —	Goldman Sachs Variable
	Trust — S Class	Trust — Class II	Service Shares	Insurance Trust — Service Shares
	AMT	AVS Listed	Kaufmann	Growth and	Structured	Capital
	Regency	Private Equity	Fund II	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008	2008(c)	2008(c)	2008(c)	2008(c)	2008(c)

Investment activity:
Reinvested dividends	$1,324,739	$0	$0	$1,243,162	$8,871	$0
Risk and administrative expense (note 2)	(1,505,872)	(7,372)	(20,421)	(183,892)	(1,657)	(1,383)

Net investment activity	(181,133)	(7,372)	(20,421)	1,059,270	7,214	(1,383)

Reinvested capital gains	288,149	0	0	6,273	5,779	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(8,152,779)	(99,231)	(195,511)	(1,346,555)	(7,814)	(58,689)
Unrealized gain (loss)	(61,358,108)	(909,738)	(1,064,439)	(8,395,050)	(72,101)	(40,924)

Net gain (loss) on investments	(69,510,887)	(1,008,969)	(1,259,950)	(9,741,605)	(79,915)	(99,613)

Net increase (decrease) in contract owners’ equity from operations	$(69,403,871)	$(1,016,341)	$(1,280,371)	$(8,676,062)	$(66,922)	$(100,996)

(c)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2008

	Franklin Templeton Variable
	Insurance Products Trust — Class 4				Ivy Funds Variable Insurance Portfolios, Inc.
				Franklin
	Franklin	Franklin Flex	Templeton	Templeton VIP		VIP Global	VIP
	Income	Cap Growth	Foreign	Founding Funds	VIP Asset	Natural	Science and
	Securities	Securities	Securities	Allocation	Strategy	Resources	Technology	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2008(d)	2008(d)	2008(d)	2008(d)	2008(e)	2008(e)	2008(e)	2008

Investment activity:
Reinvested dividends	$73,825	$11,519	$33,375	$231,628	$77,001	$90,262	$0	$97,339,046
Risk and administrative expense (note 2)	(55,917)	(175,848)	(39,628)	(37,225)	(27,592)	(7,122)	(1,822)	(74,213,186)

Net investment activity	17,908	(164,329)	(6,253)	194,403	49,409	83,140	(1,822)	23,125,860

Reinvested capital gains	29,575	0	120,765	223,898	1,265,623	366,769	42,169	224,011,824

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(431,231)	(1,313,416)	(472,457)	(345,100)	(110,881)	(174,318)	(7,270)	(247,822,833)
Unrealized gain (loss)	(1,788,137)	(7,624,899)	(1,759,829)	(1,867,001)	(998,805)	(627,612)	38,257	(2,327,830,409)

Net gain (loss) on investments	(2,219,368)	(8,938,315)	(2,232,286)	(2,212,101)	(1,109,686)	(801,930)	30,987	(2,575,653,242)

Net increase (decrease) in contract owners’ equity from operations	$(2,171,885)	$(9,102,644)	$(2,117,774)	$(1,793,800)	$205,346	$(352,021)	$71,334	$(2,328,515,558)

(d)	Period from May 1, 2008, date of commencement of operations.

(e)	Period from October 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,312,826)	$(5,091,163)	$1,252,799	$8,587,375	$(1,699,998)	$(2,019,097)	$239,768	$112,368
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(25,638,332)	10,112,186	22,656	(27,965)	(227,901)	1,176,970	(493,257)	339,093
Unrealized gain (loss)	(171,623,461)	(34,261,931)	0	0	(14,297,471)	4,365,134	(8,235,909)	1,259,885

Net increase (decrease) in contract owners’ equity from operations	(198,574,619)	(29,240,908)	1,275,455	8,559,410	(16,225,370)	3,523,007	(8,489,398)	1,711,346

Equity transactions:
Contract purchase payments (note 1)	14,103,800	46,345,536	237,895,920	477,300,714	5,255,585	10,640,284	659,179	594,796
Extra credit fund deposit (note 1)	41,524	187,432	691,886	1,896,796	20,102	70,788	6,154	2,924
Transfers (to) and from other subaccounts	(41,780,201)	(16,332,768)	(74,555,168)	(393,258,101)	(38,543,066)	(2,144,363)	(1,290,044)	(1,499,141)
Transfers (to) and from fixed dollar contract	6,939,368	28,470,061	(10,575,706)	27,134,982	1,622,575	8,310,040	(1,401)	371,230
Withdrawals and surrenders	(18,798,385)	(30,558,549)	(70,896,248)	(41,999,034)	(9,398,948)	(10,990,981)	(2,250,903)	(3,295,144)
Surrender charges (note 2)	(208,032)	(326,263)	(779,845)	(503,751)	(141,549)	(132,157)	(18,002)	(20,999)
Annual contract charges (note 2)	(1,436,588)	(1,355,913)	(1,727,493)	(951,370)	(717,772)	(655,029)	(62,733)	(66,534)
Annuity and death benefit payments	(5,795,435)	(7,097,339)	(22,239,477)	(10,278,679)	(3,101,470)	(3,206,161)	(446,241)	(481,526)

Net equity transactions	(46,933,949)	19,332,197	57,813,869	59,341,557	(45,004,543)	1,892,421	(3,403,991)	(4,394,394)

Net change in contract owners’ equity	(245,508,568)	(9,908,711)	59,089,324	67,900,967	(61,229,913)	5,415,428	(11,893,389)	(2,683,048)
Contract owners’ equity:
Beginning of period	391,987,431	401,896,142	271,352,403	203,451,436	150,612,442	145,197,014	28,664,254	31,347,302

End of period	$146,478,863	$391,987,431	$330,441,727	$271,352,403	$89,382,529	$150,612,442	$16,770,865	$28,664,254

Change in units:
Beginning units	30,645,278	28,546,925	21,875,064	16,960,603	10,251,341	10,069,921	1,883,820	2,181,595

Units purchased	8,578,323	9,583,106	48,350,572	60,894,379	1,762,649	3,168,916	190,437	161,309
Units redeemed	(13,413,346)	(7,484,753)	(43,773,032)	(55,979,918)	(5,076,270)	(2,987,496)	(416,139)	(459,084)

Ending units	25,810,255	30,645,278	26,452,604	21,875,064	6,937,720	10,251,341	1,658,118	1,883,820

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
							International
	International		Capital Appreciation		Millennium		Small-Mid Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,258,587)	$(4,237,477)	$(763,371)	$(1,439,312)	$(270,747)	$(310,272)	$(790,999)	$(828,527)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	6,512,499	13,024,819	2,095,077	11,634,295	(1,510,046)	86,129	(1,020,716)	4,308,353
Unrealized gain (loss)	(145,493,967)	15,843,218	(54,330,937)	(4,730,597)	(10,443,499)	5,718,339	(39,402,843)	4,111,792

Net increase (decrease) in contract owners’ equity from operations	(142,240,055)	24,630,560	(52,999,231)	5,464,386	(12,224,292)	5,494,196	(41,214,558)	7,591,618

Equity transactions:
Contract purchase payments (note 1)	14,815,025	47,186,939	1,727,890	4,854,197	940,422	1,385,090	6,985,943	17,869,081
Extra credit fund deposit (note 1)	35,047	246,272	18,667	37,277	9,686	11,226	37,027	63,904
Transfers (to) and from other subaccounts	(47,565,120)	(27,772,928)	(5,960,487)	(21,590,803)	(1,757,696)	1,923,116	(5,711,991)	5,061,144
Transfers (to) and from fixed dollar contract	11,396,823	34,393,207	716,879	4,518,025	994,061	435,801	5,175,720	5,302,599
Withdrawals and surrenders	(12,698,611)	(14,261,435)	(8,929,151)	(11,038,062)	(2,065,376)	(3,874,751)	(2,560,463)	(3,723,572)
Surrender charges (note 2)	(229,540)	(210,676)	(115,877)	(125,721)	(17,590)	(28,900)	(27,747)	(34,524)
Annual contract charges (note 2)	(1,842,279)	(1,660,246)	(643,640)	(735,066)	(67,392)	(40,707)	(422,937)	(201,327)
Annuity and death benefit payments	(4,855,819)	(5,824,668)	(2,293,700)	(2,786,920)	(289,453)	(291,901)	(939,137)	(832,996)

Net equity transactions	(40,944,474)	32,096,465	(15,479,419)	(26,867,073)	(2,253,338)	(481,026)	2,536,415	23,504,309

Net change in contract owners’ equity	(183,184,529)	56,727,025	(68,478,650)	(21,402,687)	(14,477,630)	5,013,170	(38,678,143)	31,095,927
Contract owners’ equity:
Beginning of period	340,448,578	283,721,553	146,141,843	167,544,530	28,877,198	23,864,028	77,223,346	46,127,419

End of period	$157,264,049	$340,448,578	$77,663,193	$146,141,843	$14,399,568	$28,877,198	$38,545,203	$77,223,346

Change in units:
Beginning units	25,783,162	23,057,919	7,002,972	8,218,217	2,048,080	1,919,393	3,645,770	2,460,935

Units purchased	7,395,028	9,140,391	887,007	1,064,015	901,073	825,706	1,481,474	2,259,837
Units redeemed	(10,778,769)	(6,415,148)	(1,678,627)	(2,279,260)	(1,120,670)	(697,019)	(1,299,905)	(1,075,002)

Ending units	22,399,421	25,783,162	6,211,352	7,002,972	1,828,483	2,048,080	3,827,339	3,645,770

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(174,275)	$(92,062)	$(101,722)	$(107,031)	$(890,861)	$(716,835)	$299,718	$55,674
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(410,174)	153,262	(959,712)	359,232	(2,554,746)	2,762,112	(2,020,014)	2,244,409
Unrealized gain (loss)	(6,990,989)	1,556,847	(4,653,065)	631,395	(46,872,566)	5,569,123	(31,845,330)	901,235

Net increase (decrease) in contract owners’ equity from operations	(7,575,438)	1,618,047	(5,714,499)	883,596	(50,318,173)	7,614,400	(33,565,626)	3,201,318

Equity transactions:
Contract purchase payments (note 1)	3,042,357	2,228,021	1,301,404	2,782,247	13,798,171	10,844,621	7,764,039	8,726,242
Extra credit fund deposit (note 1)	12,308	5,711	2,595	9,045	30,491	34,194	22,410	76,085
Transfers (to) and from other subaccounts	1,811,040	3,014,365	(287,356)	716,135	18,367,777	12,655,860	(2,941,437)	(3,092,836)
Transfers (to) and from fixed dollar contract	1,092,942	968,132	710,845	941,189	11,838,075	3,738,082	2,809,009	5,335,187
Withdrawals and surrenders	(412,058)	(533,090)	(654,506)	(816,254)	(3,869,722)	(5,618,637)	(7,327,671)	(10,057,541)
Surrender charges (note 2)	(7,537)	(9,471)	(6,902)	(4,777)	(44,675)	(38,071)	(68,997)	(84,655)
Annual contract charges (note 2)	(95,769)	(25,115)	(52,917)	(19,366)	(402,132)	(146,274)	(303,190)	(188,677)
Annuity and death benefit payments	(219,520)	(65,231)	(113,761)	(61,766)	(1,307,166)	(827,638)	(1,408,875)	(1,405,058)

Net equity transactions	5,223,763	5,583,322	899,402	3,546,453	38,410,819	20,642,137	(1,454,712)	(691,253)

Net change in contract owners’ equity	(2,351,675)	7,201,369	(4,815,097)	4,430,049	(11,907,354)	28,256,537	(35,020,338)	2,510,065
Contract owners’ equity:
Beginning of period	12,460,804	5,259,435	10,961,978	6,531,929	74,830,454	46,573,917	91,627,253	89,117,188

End of period	$10,109,129	$12,460,804	$6,146,881	$10,961,978	$62,923,100	$74,830,454	$56,606,915	$91,627,253

Change in units:
Beginning units	1,600,552	833,218	1,248,907	735,381	3,649,812	2,476,430	6,291,146	6,251,985

Units purchased	1,714,488	1,136,900	853,605	916,142	4,252,747	1,941,163	2,290,749	1,520,944
Units redeemed	(958,593)	(369,566)	(692,449)	(402,616)	(1,207,818)	(767,781)	(2,211,150)	(1,481,783)

Ending units	2,356,447	1,600,552	1,410,063	1,248,907	6,694,741	3,649,812	6,370,745	6,291,146

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$355,485	$(87,586)	$(870,952)	$(883,439)	$(328,840)	$(330,195)	$(422,637)	$(518,113)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	500,721	1,250,398	(88,796)	1,652,668	416,840	1,618,948	94,662	2,554,891
Unrealized gain (loss)	(5,404,189)	(3,763,095)	(19,208,761)	199,105	(11,393,551)	945,477	(16,771,353)	4,219,621

Net increase (decrease) in contract owners’ equity from operations	(4,547,983)	(2,600,283)	(20,168,509)	968,334	(11,305,551)	2,234,230	(17,099,328)	6,256,399

Equity transactions:
Contract purchase payments (note 1)	645,688	1,066,618	7,385,027	8,332,574	4,317,836	3,319,961	1,793,028	3,115,147
Extra credit fund deposit (note 1)	4,771	2,771	39,791	60,865	13,618	14,703	2,692	10,029
Transfers (to) and from other subaccounts	(6,525,611)	(2,352,213)	7,754,929	1,464,744	(17,874)	(94,900)	(734,407)	(6,193,042)
Transfers (to) and from fixed dollar contract	(644,426)	1,127,113	4,314,761	7,246,826	2,769,350	2,181,404	2,243,680	1,163,965
Withdrawals and surrenders	(1,054,335)	(2,290,990)	(4,082,233)	(5,377,550)	(1,703,212)	(2,344,836)	(1,529,789)	(1,799,750)
Surrender charges (note 2)	(8,808)	(10,947)	(53,479)	(59,651)	(13,703)	(22,477)	(23,633)	(25,520)
Annual contract charges (note 2)	(48,512)	(48,310)	(418,438)	(246,804)	(144,575)	(82,527)	(218,206)	(201,883)
Annuity and death benefit payments	(317,275)	(479,654)	(1,650,027)	(1,400,106)	(459,826)	(585,473)	(644,295)	(563,073)

Net equity transactions	(7,948,508)	(2,985,612)	13,290,331	10,020,898	4,761,614	2,385,855	889,070	(4,494,127)

Net change in contract owners’ equity	(12,496,491)	(5,585,895)	(6,878,178)	10,989,232	(6,543,937)	4,620,085	(16,210,258)	1,762,272
Contract owners’ equity:
Beginning of period	21,741,080	27,326,975	68,672,523	57,683,291	27,476,039	22,855,954	39,453,401	37,691,129

End of period	$9,244,589	$21,741,080	$61,794,345	$68,672,523	$20,932,102	$27,476,039	$23,243,143	$39,453,401

Change in units:
Beginning units	1,899,357	2,151,461	4,756,190	4,082,110	1,241,873	1,144,005	8,137,053	9,090,548

Units purchased	195,532	271,581	3,028,210	2,609,352	657,006	476,016	3,541,610	2,059,829
Units redeemed	(956,848)	(523,685)	(1,982,677)	(1,935,272)	(424,611)	(378,148)	(3,313,071)	(3,013,324)

Ending units	1,138,041	1,899,357	5,801,723	4,756,190	1,474,268	1,241,873	8,365,592	8,137,053

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(261,155)	$(492,941)	$(787,554)	$(563,696)	$(55,076)	$(208,576)	$(134,833)	$(112,060)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(2,040,767)	1,467,744	(1,447,772)	534,109	(451,773)	676,418	(90,803)	296,225
Unrealized gain (loss)	(41,289,431)	3,175,112	(26,491,423)	2,467,044	(11,045,799)	1,932,743	(3,159,848)	641,297

Net increase (decrease) in contract owners’ equity from operations	(43,591,353)	4,149,915	(28,726,749)	2,437,457	(11,552,648)	2,400,585	(3,385,484)	825,462

Equity transactions:
Contract purchase payments (note 1)	15,525,338	18,063,495	12,153,102	15,744,074	1,013,502	2,604,501	1,622,631	2,521,306
Extra credit fund deposit (note 1)	58,072	107,515	32,447	78,304	914	6,600	4,753	3,930
Transfers (to) and from other subaccounts	8,886,645	3,683,005	3,265,974	9,016,030	(1,611,464)	(1,764,823)	(132,256)	(120,440)
Transfers (to) and from fixed dollar contract	12,013,313	11,231,515	11,768,826	9,821,549	2,826,375	591,825	1,583,988	544,604
Withdrawals and surrenders	(2,678,705)	(2,278,277)	(1,431,551)	(947,947)	(1,036,910)	(288,046)	(410,719)	(320,687)
Surrender charges (note 2)	(58,235)	(42,784)	(35,304)	(20,348)	(23,259)	(6,570)	(4,602)	(10,648)
Annual contract charges (note 2)	(682,455)	(381,999)	(507,421)	(206,199)	(103,857)	(98,213)	(59,556)	(28,592)
Annuity and death benefit payments	(1,709,083)	(1,361,515)	(1,200,773)	(727,595)	(355,732)	(829,894)	(352,386)	(476,317)

Net equity transactions	31,354,890	29,020,955	24,045,300	32,757,868	709,569	215,380	2,251,853	2,113,156

Net change in contract owners’ equity	(12,236,463)	33,170,870	(4,681,449)	35,195,325	(10,843,079)	2,615,965	(1,133,631)	2,938,618
Contract owners’ equity:
Beginning of period	88,859,739	55,688,869	60,802,635	25,607,310	23,091,141	20,475,176	10,090,065	7,151,447

End of period	$76,623,276	$88,859,739	$56,121,186	$60,802,635	$12,248,062	$23,091,141	$8,956,434	$10,090,065

Change in units:
Beginning units	5,988,311	3,990,903	4,876,212	2,227,333	1,555,201	1,539,865	706,230	553,507

Units purchased	4,118,390	3,019,839	4,307,549	3,144,615	452,601	323,762	410,336	311,889
Units redeemed	(1,306,876)	(1,022,431)	(1,644,284)	(495,736)	(400,836)	(308,426)	(245,727)	(159,166)

Ending units	8,799,825	5,988,311	7,539,477	4,876,212	1,606,966	1,555,201	870,839	706,230

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ohio National Fund, Inc.
	Income Opportunity		Target VIP		Target Equity/Income		Bristol Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007 (a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(59,453)	$(62,426)	$(11,937)	$(44,340)	$159,845	$93,236	$(12,146)	$(2,715)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(24,820)	204,896	(1,136,967)	169,432	(1,744,333)	334,594	(48,653)	911
Unrealized gain (loss)	(1,028,253)	186,388	(11,677,942)	976,873	(17,289,278)	1,860,715	(436,030)	1,573

Net increase (decrease) in contract owners’ equity from operations	(1,112,526)	328,858	(12,826,846)	1,101,965	(18,873,766)	2,288,545	(496,829)	(231)

Equity transactions:
Contract purchase payments (note 1)	303,934	504,227	4,746,042	6,507,343	4,543,394	9,737,567	197,699	327,681
Extra credit fund deposit (note 1)	400	1,578	9,386	7,362	22,934	11,629	2,578	1,698
Transfers (to) and from other subaccounts	363,451	(1,330,042)	1,327,974	2,202,344	(2,035,741)	1,920,539	210,495	280,470
Transfers (to) and from fixed dollar contract	166,190	214,586	3,671,275	2,840,296	2,844,220	4,529,917	237,345	196,747
Withdrawals and surrenders	(141,422)	(212,469)	(1,035,446)	(163,250)	(1,074,101)	(479,015)	(1,075)	(21,201)
Surrender charges (note 2)	(2,809)	(4,731)	(42,145)	(448)	(30,548)	(2,806)	(2)	0
Annual contract charges (note 2)	(26,136)	(20,806)	(205,474)	(81,677)	(256,557)	(140,200)	(9,323)	(194)
Annuity and death benefit payments	(90,864)	(39,871)	(395,970)	(217,999)	(490,784)	(322,344)	(16,610)	(4,209)

Net equity transactions	572,744	(887,528)	8,075,642	11,093,971	3,522,817	15,255,287	621,107	780,992

Net change in contract owners’ equity	(539,782)	(558,670)	(4,751,204)	12,195,936	(15,350,949)	17,543,832	124,278	780,761
Contract owners’ equity:
Beginning of period	4,989,181	5,547,851	22,631,483	10,435,547	37,898,529	20,354,697	780,761	0

End of period	$4,449,399	$4,989,181	$17,880,279	$22,631,483	$22,547,580	$37,898,529	$905,039	$780,761

Change in units:
Beginning units	418,770	498,277	1,890,034	943,340	3,182,790	1,863,354	76,182	0

Units purchased	139,978	130,871	1,279,199	1,104,871	1,334,014	1,667,233	99,740	83,848
Units redeemed	(81,389)	(210,378)	(497,267)	(158,177)	(1,021,365)	(347,797)	(25,292)	(7,666)

Ending units	477,359	418,770	2,671,966	1,890,034	3,495,439	3,182,790	150,630	76,182

(a)	Period from May 1, 2007, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(34,904)	$(41,763)	$(37,547)	$(51,140)	$(36,683)	$(48,946)	$(36,699)	$(39,583)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(114,117)	150,776	(94,117)	280,087	26,735	213,885	(181,674)	129,893
Unrealized gain (loss)	(1,069,137)	(120,134)	(1,659,626)	(122,913)	(1,497,118)	(26,859)	(1,008,832)	(115,604)

Net increase (decrease) in contract owners’ equity from operations	(1,218,158)	(11,121)	(1,791,290)	106,034	(1,507,066)	138,080	(1,227,205)	(25,294)

Equity transactions:
Contract purchase payments (note 1)	346,028	592,020	136,242	794,308	110,081	556,766	221,888	551,861
Extra credit fund deposit (note 1)	2,800	1,478	0	2,166	0	320	6	400
Transfers (to) and from other subaccounts	(428,166)	150,484	68,694	(589,389)	(349,044)	(233,433)	(1,640,563)	1,641,043
Transfers (to) and from fixed dollar contract	408,311	161,309	405,731	257,462	101,468	283,316	109,991	418,754
Withdrawals and surrenders	(157,851)	(395,328)	(376,732)	(272,468)	(502,133)	(434,328)	(287,347)	(268,170)
Surrender charges (note 2)	(3,423)	(794)	(2,686)	(840)	(13,636)	(3,460)	(2,611)	(2,294)
Annual contract charges (note 2)	(16,297)	(10,114)	(14,342)	(9,974)	(13,409)	(8,346)	(19,088)	(11,863)
Annuity and death benefit payments	(138,840)	(50,055)	(73,698)	(113,361)	(31,744)	(41,927)	(51,502)	(60,791)

Net equity transactions	12,562	449,000	143,209	67,904	(698,417)	118,908	(1,669,226)	2,268,940

Net change in contract owners’ equity	(1,205,596)	437,879	(1,648,081)	173,938	(2,205,483)	256,988	(2,896,431)	2,243,646
Contract owners’ equity:
Beginning of period	2,854,915	2,417,036	3,557,958	3,384,020	4,222,167	3,965,179	5,057,482	2,813,836

End of period	$1,649,319	$2,854,915	$1,909,877	$3,557,958	$2,016,684	$4,222,167	$2,161,051	$5,057,482

Change in units:
Beginning units	226,259	190,608	238,602	235,451	345,043	337,517	380,481	215,573

Units purchased	93,125	109,348	87,186	86,717	40,774	100,435	81,538	212,584
Units redeemed	(108,221)	(73,697)	(84,934)	(83,566)	(104,949)	(92,909)	(210,106)	(47,676)

Ending units	211,163	226,259	240,854	238,602	280,868	345,043	251,913	380,481

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(24,929)	$(17,594)	$(17,350)	$(20,296)	$(13,657)	$(13,706)	$(18,009)	$(14,780)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(219,456)	127,122	(259,736)	121,203	(122,551)	68,336	(74,683)	86,370
Unrealized gain (loss)	(985,180)	(80,312)	(635,560)	(74,942)	(607,834)	(14,966)	(590,488)	(20,003)

Net increase (decrease) in contract owners’ equity from operations	(1,229,565)	29,216	(912,646)	25,965	(744,042)	39,664	(683,180)	51,587

Equity transactions:
Contract purchase payments (note 1)	313,610	88,990	96,625	416,598	120,224	160,514	149,215	315,745
Extra credit fund deposit (note 1)	3,874	1,070	466	1,484	126	3,139	613	979
Transfers (to) and from other subaccounts	661,216	(180,363)	(235,821)	(179,923)	(261,567)	(220,017)	(215,452)	13,035
Transfers (to) and from fixed dollar contract	279,547	289,077	294,413	422,322	236,275	381,951	93,252	312,150
Withdrawals and surrenders	(38,064)	(50,844)	(69,470)	(29,284)	(44,956)	(41,372)	(44,051)	(49,211)
Surrender charges (note 2)	(323)	(331)	(1,283)	(295)	(1,238)	(1,511)	(394)	(429)
Annual contract charges (note 2)	(16,911)	(4,771)	(10,522)	(5,152)	(8,150)	(3,226)	(11,950)	(5,108)
Annuity and death benefit payments	(26,627)	(9,270)	(21,305)	(15,144)	(23,622)	(19,028)	(18,671)	(34,808)

Net equity transactions	1,176,322	133,558	53,103	610,606	17,092	260,450	(47,438)	552,353

Net change in contract owners’ equity	(53,243)	162,774	(859,543)	636,571	(726,950)	300,114	(730,618)	603,940
Contract owners’ equity:
Beginning of period	1,103,949	941,175	1,519,564	882,993	1,334,956	1,034,842	1,752,032	1,148,092

End of period	$1,050,706	$1,103,949	$660,021	$1,519,564	$608,006	$1,334,956	$1,021,414	$1,752,032

Change in units:
Beginning units	68,621	59,482	87,534	52,706	99,078	82,809	131,051	90,448

Units purchased	113,175	57,411	48,186	81,592	48,784	72,128	43,078	74,300
Units redeemed	(53,537)	(48,272)	(59,765)	(46,764)	(52,153)	(55,859)	(42,682)	(33,697)

Ending units	128,259	68,621	75,955	87,534	95,709	99,078	131,447	131,051

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Fidelity Variable Insurance Products Fund
	VIP Growth		VIP Equity-Income		VIP High Income
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,436)	$(9,149)	$10,610	$6,308	$9,208	$13,884
Reinvested capital gains	0	1,770	1,536	168,990	0	0
Realized gain (loss)	(27,064)	(4,582)	(131,007)	137,987	(48,464)	(125,657)
Unrealized gain (loss)	(871,343)	512,376	(529,765)	(261,338)	(907)	122,384

Net increase (decrease) in contract owners’ equity from operations	(906,843)	500,415	(648,626)	51,947	(40,163)	10,611

Equity transactions:
Contract purchase payments (note 1)	17,663	27,407	14,118	16,742	0	283
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(140,318)	(145,743)	(215,842)	(101,196)	(3,566)	(178,487)
Transfers (to) and from fixed dollar contract	(920)	(3,500)	(44,655)	(4,443)	(2,528)	0
Withdrawals and surrenders	(253,805)	(628,661)	(388,494)	(768,482)	(66,070)	(137,264)
Surrender charges (note 2)	(602)	(2,788)	(542)	(1,702)	(353)	(349)
Annual contract charges (note 2)	(2,196)	(2,573)	(1,536)	(1,867)	(226)	(303)
Annuity and death benefit payments	(2,529)	(6,460)	(9,032)	(14,478)	(1,700)	(4,165)

Net equity transactions	(382,707)	(762,318)	(645,983)	(875,426)	(74,443)	(320,285)

Net change in contract owners’ equity	(1,289,550)	(261,903)	(1,294,609)	(823,479)	(114,606)	(309,674)
Contract owners’ equity:
Beginning of period	2,187,320	2,449,223	2,006,738	2,830,217	214,535	524,209

End of period	$897,770	$2,187,320	$712,129	$2,006,738	$99,929	$214,535

Change in units:
Beginning units	102,968	144,498	95,735	135,318	17,402	43,142

Units purchased	3,812	4,378	1,096	11,573	0	23
Units redeemed	(25,741)	(45,908)	(36,814)	(51,156)	(6,456)	(25,763)

Ending units	81,039	102,968	60,017	95,735	10,946	17,402

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Aspen Series — Institutional Shares
	Large Cap Growth		International Growth		Worldwide Growth		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(44,034)	$(72,252)	$(7,452)	$(55,711)	$(5,749)	$(42,604)	$161,979	$200,271
Reinvested capital gains	0	0	849,301	0	0	0	884,877	0
Realized gain (loss)	(653,016)	(719,862)	1,206,455	1,263,324	(285,059)	94,141	353,638	789,762
Unrealized gain (loss)	(3,066,051)	2,318,828	(5,529,924)	816,307	(2,240,573)	603,300	(3,601,341)	586,950

Net increase (decrease) in contract owners’ equity from operations	(3,763,101)	1,526,714	(3,481,620)	2,023,920	(2,531,381)	654,837	(2,200,847)	1,576,983

Equity transactions:
Contract purchase payments (note 1)	41,567	48,377	71,189	44,442	78,669	75,620	76,002	78,967
Extra credit fund deposit (note 1)	147	271	48	134	98	193	24	64
Transfers (to) and from other subaccounts	(402,216)	(827,431)	(646,177)	64,108	(241,585)	(780,717)	(241,089)	(629,903)
Transfers (to) and from fixed dollar contract	(156,853)	(49,387)	(56,584)	47,594	(80,268)	1,721	(232,787)	(134,283)
Withdrawals and surrenders	(1,007,811)	(2,421,805)	(1,385,345)	(1,234,208)	(918,549)	(1,276,417)	(2,835,551)	(3,806,150)
Surrender charges (note 2)	(3,790)	(6,321)	(641)	(2,096)	(2,864)	(2,893)	(7,921)	(7,851)
Annual contract charges (note 2)	(18,236)	(21,063)	(10,940)	(12,643)	(8,949)	(11,068)	(17,882)	(18,325)
Annuity and death benefit payments	(128,852)	(281,339)	(105,599)	(214,500)	(126,001)	(164,530)	(520,196)	(502,538)

Net equity transactions	(1,676,044)	(3,558,698)	(2,134,049)	(1,307,169)	(1,299,449)	(2,158,091)	(3,779,400)	(5,020,019)

Net change in contract owners’ equity	(5,439,145)	(2,031,984)	(5,615,669)	716,751	(3,830,830)	(1,503,254)	(5,980,247)	(3,443,036)
Contract owners’ equity:
Beginning of period	10,511,235	12,543,219	8,496,729	7,779,978	6,503,514	8,006,768	15,808,334	19,251,370

End of period	$5,072,090	$10,511,235	$2,881,060	$8,496,729	$2,672,684	$6,503,514	$9,828,087	$15,808,334

Change in units:
Beginning units	870,912	1,174,342	275,304	319,247	520,259	688,367	907,970	1,199,353

Units purchased	23,640	32,114	32,960	49,046	14,910	31,427	43,670	46,177
Units redeemed	(186,763)	(335,544)	(111,830)	(92,989)	(144,222)	(199,535)	(270,368)	(337,560)

Ending units	707,789	870,912	196,434	275,304	390,947	520,259	681,272	907,970

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Legg Mason Partners Variable Equity Trust — Class I (note 4)
	Fundamental Value		Capital and Income		Investors		All Cap	Total Return
	Subaccount		Subaccount		Subaccount		Subaccount	Subaccount
	2008	2007	2008	2007	2008	2007	2007	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$66,604	$59,829	$(20,129)	$29,085	$14,142	$418	$(21,618)	$26,937
Reinvested capital gains	11,466	878,778	113,625	1,078,554	220,326	214,653	918,513	44,801
Realized gain (loss)	(1,473,749)	(75,543)	(691,166)	8,340	(208,831)	299,083	3,421,861	1,034,690
Unrealized gain (loss)	(5,399,410)	(1,792,494)	(1,553,389)	(1,098,145)	(3,436,676)	(353,733)	(3,443,829)	(903,689)

Net increase (decrease) in contract owners’ equity from operations	(6,795,089)	(929,430)	(2,151,059)	17,834	(3,411,039)	160,421	874,927	202,739

Equity transactions:
Contract purchase payments (note 1)	1,729,080	1,783,760	161,773	309,474	1,833,319	1,003,047	456,836	66,289
Extra credit fund deposit (note 1)	3,220	1,839	149	1,577	6,579	8,916	1,146	854
Transfers (to) and from other subaccounts	(1,478,880)	17,785,623	(503,691)	6,878,424	(513,823)	49,188	(17,849,373)	(6,906,415)
Transfers (to) and from fixed dollar contract	995,082	834,460	(133,649)	100,851	1,019,551	613,247	257,143	110,434
Withdrawals and surrenders	(927,936)	(834,668)	(542,452)	(401,828)	(453,646)	(598,121)	(320,915)	(362,568)
Surrender charges (note 2)	(11,737)	(5,485)	(1,993)	(2,075)	(2,744)	(3,517)	(2,090)	(1,424)
Annual contract charges (note 2)	(92,417)	(43,902)	(17,451)	(8,084)	(33,793)	(16,506)	(19,661)	(5,486)
Annuity and death benefit payments	(376,932)	(387,097)	(117,471)	(136,921)	(185,620)	(101,523)	(66,670)	(55,075)

Net equity transactions	(160,520)	19,134,530	(1,154,785)	6,741,418	1,669,823	954,731	(17,543,584)	(7,153,391)

Net change in contract owners’ equity	(6,955,609)	18,205,100	(3,305,844)	6,759,252	(1,741,216)	1,115,152	(16,668,657)	(6,950,652)
Contract owners’ equity:
Beginning of period	18,205,100	0	6,759,252	0	8,126,260	7,011,108	16,668,657	6,950,652

End of period	$11,249,491	$18,205,100	$3,453,408	$6,759,252	$6,385,044	$8,126,260	$0	$0

Change in units:
Beginning units	933,351	0	494,823	0	498,088	440,848	852,823	524,920

Units purchased	261,481	1,106,385	51,885	576,486	282,654	150,994	124,052	37,716
Units redeemed	(275,097)	(173,034)	(152,469)	(81,663)	(170,536)	(93,754)	(976,875)	(562,636)

Ending units	919,735	933,351	394,239	494,823	610,206	498,088	0	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small/Mid Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$42,853	$(99,446)	$(9,749)	$(15,576)	$(106,620)	$(176,337)
Reinvested capital gains	1,682,869	1,704,189	140,920	181,501	0	0
Realized gain (loss)	(615,964)	885,088	(17,890)	112,832	693,597	2,326,691
Unrealized gain (loss)	(4,585,432)	(1,614,601)	(469,859)	(286,128)	(4,794,785)	449,557

Net increase (decrease) in contract owners’ equity from operations	(3,475,674)	875,230	(356,578)	(7,371)	(4,207,808)	2,599,911

Equity transactions:
Contract purchase payments (note 1)	0	21,699	0	356	18,100	16,988
Extra credit fund deposit (note 1)	0	81	0	0	0	(12)
Transfers (to) and from other subaccounts	(732,755)	(3,739,092)	(107,853)	(216,325)	(930,262)	(3,735,618)
Transfers (to) and from fixed dollar contract	(192,789)	(7,844)	(18,372)	(20,531)	(105,774)	(38,227)
Withdrawals and surrenders	(1,583,522)	(2,287,562)	(30,663)	(243,232)	(1,168,966)	(3,005,359)
Surrender charges (note 2)	(5,679)	(15,464)	(54)	(845)	(5,024)	(16,143)
Annual contract charges (note 2)	(12,636)	(19,783)	(1,058)	(1,619)	(13,013)	(18,102)
Annuity and death benefit payments	(293,693)	(165,575)	(9,348)	(25,753)	(245,420)	(222,066)

Net equity transactions	(2,821,074)	(6,213,540)	(167,348)	(507,949)	(2,450,359)	(7,018,539)

Net change in contract owners’ equity	(6,296,748)	(5,338,310)	(523,926)	(515,320)	(6,658,167)	(4,418,628)
Contract owners’ equity:
Beginning of period	10,727,297	16,065,607	933,476	1,448,796	11,200,880	15,619,508

End of period	$4,430,549	$10,727,297	$409,550	$933,476	$4,542,713	$11,200,880

Change in units:
Beginning units	602,019	950,101	61,522	92,373	658,290	1,131,665

Units purchased	0	6,038	0	23	0	6,513
Units redeemed	(181,388)	(354,120)	(11,938)	(30,874)	(172,687)	(479,888)

Ending units	420,631	602,019	49,584	61,522	485,603	658,290

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Van Kampen Universal Institutional Funds — Class I
	Core Plus Fixed Income		U.S. Real Estate		Value		Emerging Markets Debt
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$127,726	$61,982	$183,399	$(32,108)	$2,668	$1,539	$1,377	$6,587
Reinvested capital gains	0	0	3,238,970	1,512,636	19,100	28,781	952	3,465
Realized gain (loss)	(92,450)	36,979	(1,112,223)	1,676,879	(24,483)	100,625	1,234	11,693
Unrealized gain (loss)	(489,237)	25,450	(5,660,231)	(6,260,338)	(31,940)	(126,314)	(5,159)	(16,160)

Net increase (decrease) in contract owners’ equity from operations	(453,961)	124,411	(3,350,085)	(3,102,931)	(34,655)	4,631	(1,596)	5,585

Equity transactions:
Contract purchase payments (note 1)	10,870	4,172	120,357	168,890	0	0	0	0
Extra credit fund deposit (note 1)	90	55	902	1,506	0	0	0	0
Transfers (to) and from other subaccounts	1,230,539	897,416	(1,197,587)	(2,493,180)	(124,483)	(277,360)	(52,239)	(19,697)
Transfers (to) and from fixed dollar contract	(4,889)	40,245	(430,376)	106,798	0	0	0	0
Withdrawals and surrenders	(537,373)	(358,291)	(1,792,251)	(2,181,967)	(25,481)	(191,983)	(719)	(69,204)
Surrender charges (note 2)	(1,177)	(2,269)	(15,088)	(15,131)	(11)	(1,090)	(5)	(114)
Annual contract charges (note 2)	(4,461)	(2,460)	(13,227)	(17,503)	(106)	(382)	(84)	(89)
Annuity and death benefit payments	(170,062)	(90,619)	(154,779)	(293,960)	(12,932)	(65,861)	0	0

Net equity transactions	523,537	488,249	(3,482,049)	(4,724,547)	(163,013)	(536,676)	(53,047)	(89,104)

Net change in contract owners’ equity	69,576	612,660	(6,832,134)	(7,827,478)	(197,668)	(532,045)	(54,643)	(83,519)
Contract owners’ equity:
Beginning of period	3,451,757	2,839,097	11,966,644	19,794,122	223,519	755,564	60,189	143,708

End of period	$3,521,333	$3,451,757	$5,134,510	$11,966,644	$25,851	$223,519	$5,546	$60,189

Change in units:
Beginning units	233,638	199,912	417,852	564,169	15,599	50,693	3,141	7,879

Units purchased	142,969	117,784	70,010	130,917	0	9	0	61
Units redeemed	(107,653)	(84,058)	(196,803)	(277,234)	(12,838)	(35,103)	(2,796)	(4,799)

Ending units	268,954	233,638	291,059	417,852	2,761	15,599	345	3,141

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Goldman Sachs Variable Insurance Trust — Institutional Shares
	Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,463,470	$2,453,072	$94,649	$(210,632)	$(152,059)	$(177,809)
Reinvested capital gains	30,923	27,455,243	379,286	4,282,650	0	0
Realized gain (loss)	(15,283,673)	1,042,513	(1,905,120)	2,506,601	1,853	684,785
Unrealized gain (loss)	(111,776,123)	(35,040,629)	(18,589,295)	(7,965,313)	(6,255,673)	802,567

Net increase (decrease) in contract owners’ equity from operations	(124,565,403)	(4,089,801)	(20,020,480)	(1,386,694)	(6,405,879)	1,309,543

Equity transactions:
Contract purchase payments (note 1)	23,674,565	75,054,184	473,112	2,268,229	355,940	924,839
Extra credit fund deposit (note 1)	64,524	332,934	1,611	12,221	470	8,659
Transfers (to) and from other subaccounts	21,790,250	48,291,952	(1,698,579)	(6,730,736)	224,014	(959,563)
Transfers (to) and from fixed dollar contract	34,859,313	46,487,573	443,944	1,306,790	166,416	364,795
Withdrawals and surrenders	(8,262,520)	(6,797,802)	(2,625,354)	(3,202,639)	(674,213)	(1,044,433)
Surrender charges (note 2)	(172,187)	(113,136)	(42,279)	(37,642)	(6,979)	(8,867)
Annual contract charges (note 2)	(2,553,897)	(1,008,158)	(314,253)	(354,040)	(72,973)	(58,425)
Annuity and death benefit payments	(5,968,292)	(3,900,671)	(1,006,484)	(1,240,034)	(281,469)	(226,604)

Net equity transactions	63,431,756	158,346,876	(4,768,282)	(7,977,851)	(288,794)	(999,599)

Net change in contract owners’ equity	(61,133,647)	154,257,075	(24,788,762)	(9,364,545)	(6,694,673)	309,944
Contract owners’ equity:
Beginning of period	296,607,441	142,350,366	55,982,213	65,346,758	15,497,964	15,188,020

End of period	$235,473,794	$296,607,441	$31,193,451	$55,982,213	$8,803,291	$15,497,964

Change in units:
Beginning units	24,390,981	11,720,274	4,546,088	5,146,605	1,244,487	1,325,319

Units purchased	10,656,910	15,132,577	504,797	743,068	283,767	298,258
Units redeemed	(5,075,730)	(2,461,870)	(975,758)	(1,343,585)	(298,102)	(379,090)

Ending units	29,972,161	24,390,981	4,075,127	4,546,088	1,230,152	1,244,487

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Lazard Retirement Series, Inc.
			U.S. Small Cap Equity		U.S. Strategic Equity		International Equity
	Emerging Markets Equity Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,127,557	$194,144	$(359,780)	$(493,652)	$(2,082)	$1,266	$873,879	$1,617,440
Reinvested capital gains	11,707,841	22,074,080	0	13,892,998	0	245,723	595,123	13,094,718
Realized gain (loss)	(10,225,129)	5,476,177	(4,534,273)	301,580	(164,097)	18,627	(13,616,891)	(415,447)
Unrealized gain (loss)	(105,717,493)	2,240,861	(6,942,405)	(16,693,359)	(363,049)	(314,295)	(59,489,426)	(9,691,950)

Net increase (decrease) in contract owners’ equity from operations	(102,107,224)	29,985,262	(11,836,458)	(2,992,433)	(529,228)	(48,679)	(71,637,315)	4,604,761

Equity transactions:
Contract purchase payments (note 1)	35,517,547	39,207,507	2,110,121	2,027,541	214,472	502,094	49,682,719	34,381,561
Extra credit fund deposit (note 1)	106,815	152,460	6,993	6,406	1,726	2,567	111,097	125,687
Transfers (to) and from other subaccounts	255,339	18,618,399	(711,237)	(2,786,090)	356,032	296,027	26,793,746	54,617,174
Transfers (to) and from fixed dollar contract	25,022,190	14,273,576	369,237	1,695,534	120,815	108,792	48,080,203	16,136,100
Withdrawals and surrenders	(4,766,298)	(4,364,710)	(2,137,191)	(3,000,790)	(11,139)	(34,803)	(2,699,565)	(1,126,821)
Surrender charges (note 2)	(66,665)	(70,523)	(20,683)	(27,412)	(131)	(1,730)	(56,062)	(18,118)
Annual contract charges (note 2)	(1,069,819)	(364,845)	(140,336)	(115,852)	(9,829)	(3,165)	(1,180,733)	(183,472)
Annuity and death benefit payments	(2,337,191)	(1,340,086)	(426,408)	(457,074)	(23,444)	(12,887)	(3,135,964)	(1,011,487)

Net equity transactions	52,661,918	66,111,778	(949,504)	(2,657,737)	648,502	856,895	117,595,441	102,920,624

Net change in contract owners’ equity	(49,445,306)	96,097,040	(12,785,962)	(5,650,170)	119,274	808,216	45,958,126	107,525,385
Contract owners’ equity:
Beginning of period	168,506,926	72,409,886	32,808,056	38,458,226	1,289,466	481,250	117,843,792	10,318,407

End of period	$119,061,620	$168,506,926	$20,022,094	$32,808,056	$1,408,740	$1,289,466	$163,801,918	$117,843,792

Change in units:
Beginning units	4,950,816	2,790,680	1,867,226	2,001,144	107,537	39,223	7,793,330	747,497

Units purchased	4,133,572	3,372,206	493,072	470,385	106,841	95,915	12,276,122	7,722,415
Units redeemed	(2,150,289)	(1,212,070)	(538,332)	(604,303)	(30,312)	(27,601)	(2,642,061)	(676,582)

Ending units	6,934,099	4,950,816	1,821,966	1,867,226	184,066	107,537	17,427,391	7,793,330

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

					UBS Series Trust		Old Mutual Insurance
	The Prudential Series Fund, Inc.				Class I		Series Fund
							Technology &
	Jennison 20/20 Focus		Jennison		U.S. Allocation		Communications
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,708,442)	$(746,537)	$(109,496)	$(135,979)	$60,503	$62,954	$(15,147)	$(25,611)
Reinvested capital gains	7,816,743	9,806,907	0	0	0	0	0	0
Realized gain (loss)	(9,214,834)	1,439,501	(107,179)	198,556	(5,520)	358,265	(688,766)	(488,166)
Unrealized gain (loss)	(66,354,710)	(6,335,043)	(3,948,637)	933,503	(1,771,805)	(328,599)	291,107	1,020,219

Net increase (decrease) in contract owners’ equity from operations	(69,461,243)	4,164,828	(4,165,312)	996,080	(1,716,822)	92,620	(412,806)	506,442

Equity transactions:
Contract purchase payments (note 1)	35,196,351	27,599,615	395,306	1,497,349	0	360	0	5,606
Extra credit fund deposit (note 1)	59,659	73,768	72	1,963	0	0	0	18
Transfers (to) and from other subaccounts	35,096,446	32,555,543	(1,119,467)	(155,118)	(142,344)	(1,401,817)	(1,019,090)	(612,730)
Transfers (to) and from fixed dollar contract	27,120,094	11,446,010	359,014	434,333	(70,788)	(9,688)	(36,677)	118
Withdrawals and surrenders	(4,214,396)	(3,155,561)	(517,033)	(571,645)	(310,368)	(1,005,580)	(190,184)	(476,150)
Surrender charges (note 2)	(61,953)	(43,162)	(5,617)	(5,224)	(1,880)	(7,715)	(512)	(4,022)
Annual contract charges (note 2)	(971,758)	(254,417)	(52,974)	(39,536)	(12,099)	(17,656)	(2,986)	(4,071)
Annuity and death benefit payments	(2,196,699)	(759,690)	(156,765)	(146,379)	(118,765)	(102,732)	(12,302)	(40,645)

Net equity transactions	90,027,744	67,462,106	(1,097,464)	1,015,743	(656,244)	(2,544,828)	(1,261,751)	(1,131,876)

Net change in contract owners’ equity	20,566,501	71,626,934	(5,262,776)	2,011,823	(2,373,066)	(2,452,208)	(1,674,557)	(625,434)
Contract owners’ equity:
Beginning of period	109,998,310	38,371,376	11,486,264	9,474,441	5,259,823	7,712,031	1,674,557	2,299,991

End of period	$130,564,811	$109,998,310	$6,223,488	$11,486,264	$2,886,757	$5,259,823	$0	$1,674,557

Change in units:
Beginning units	7,180,690	2,718,252	1,433,204	1,299,121	498,908	735,452	661,678	1,195,252

Units purchased	9,536,171	5,637,026	255,056	363,631	0	1,773	0	14,228
Units redeemed	(2,466,683)	(1,174,588)	(431,945)	(229,548)	(69,433)	(238,317)	(661,678)	(547,802)

Ending units	14,250,178	7,180,690	1,256,315	1,433,204	429,475	498,908	0	661,678

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Mid Cap		VIP Contrafund		VIP Growth
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,044,453)	$(1,638,463)	$(1,117,916)	$(956,192)	$(232,706)	$(274,432)
Reinvested capital gains	30,451,579	16,406,561	7,272,735	70,835,376	0	21,845
Realized gain (loss)	(7,735,807)	5,408,821	(28,090,166)	3,580,973	(1,211,655)	853,139
Unrealized gain (loss)	(113,057,363)	3,888,390	(127,831,765)	(40,256,673)	(18,034,218)	5,460,840

Net increase (decrease) in contract owners’ equity from operations	(92,386,044)	24,065,309	(149,767,112)	33,203,484	(19,478,579)	6,061,392

Equity transactions:
Contract purchase payments (note 1)	22,058,704	32,005,425	44,035,414	53,601,493	4,302,076	5,018,775
Extra credit fund deposit (note 1)	83,507	122,243	127,095	182,781	22,870	29,155
Transfers (to) and from other subaccounts	(9,742,281)	(3,189,095)	3,266,828	26,940,448	453,786	3,675,602
Transfers (to) and from fixed dollar contract	14,872,524	14,849,189	32,059,277	29,071,475	2,511,392	768,019
Withdrawals and surrenders	(9,175,679)	(11,896,563)	(11,093,047)	(11,290,199)	(1,835,496)	(2,407,389)
Surrender charges (note 2)	(103,698)	(152,666)	(134,853)	(137,459)	(24,470)	(20,749)
Annual contract charges (note 2)	(1,230,403)	(772,500)	(1,715,782)	(829,047)	(131,181)	(58,874)
Annuity and death benefit payments	(3,143,732)	(3,208,598)	(4,207,183)	(3,009,179)	(782,707)	(665,241)

Net equity transactions	13,618,942	27,757,435	62,337,749	94,530,313	4,516,270	6,339,298

Net change in contract owners’ equity	(78,767,102)	51,822,744	(87,429,363)	127,733,797	(14,962,309)	12,400,690
Contract owners’ equity:
Beginning of period	219,298,638	167,475,894	299,423,962	171,690,165	36,244,270	23,843,580

End of period	$140,531,536	$219,298,638	$211,994,599	$299,423,962	$21,281,961	$36,244,270

Change in units:
Beginning units	9,428,743	8,191,215	19,945,934	13,241,862	4,224,703	3,472,525

Units purchased	3,282,365	3,583,751	11,030,543	9,943,785	2,255,752	1,785,325
Units redeemed	(2,563,300)	(2,346,223)	(6,020,112)	(3,239,713)	(1,711,313)	(1,033,147)

Ending units	10,147,808	9,428,743	24,956,365	19,945,934	4,769,142	4,224,703

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Fidelity Variable Insurance Products
	Fund — Service Class 2
			VIP Real
	VIP Equity-Income		Estate
	Subaccount		Subaccount
	2008	2007	2008(b)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,419,506	$764,665	$33,320
Reinvested capital gains	128,629	12,732,909	16,241
Realized gain (loss)	(13,398,864)	736,765	(125,371)
Unrealized gain (loss)	(56,707,066)	(16,902,088)	(259,759)

Net increase (decrease) in contract owners’ equity from operations	(68,557,795)	(2,667,749)	(335,569)

Equity transactions:
Contract purchase payments (note 1)	10,344,576	40,897,178	792,238
Extra credit fund deposit (note 1)	20,222	228,671	1,565
Transfers (to) and from other subaccounts	(155,528)	12,171,317	563,088
Transfers (to) and from fixed dollar contract	6,096,778	34,459,852	151,976
Withdrawals and surrenders	(4,246,188)	(4,094,246)	(6,060)
Surrender charges (note 2)	(89,044)	(78,422)	0
Annual contract charges (note 2)	(1,075,932)	(507,101)	(1,256)
Annuity and death benefit payments	(2,693,902)	(2,646,139)	(5,607)

Net equity transactions	8,200,982	80,431,110	1,495,944

Net change in contract owners’ equity	(60,356,813)	77,763,361	1,160,375
Contract owners’ equity:
Beginning of period	154,709,876	76,946,515	0

End of period	$94,353,063	$154,709,876	$1,160,375

Change in units:
Beginning units	10,578,270	5,258,758	0

Units purchased	3,777,560	8,056,270	252,977
Units redeemed	(2,937,921)	(2,736,758)	(33,540)

Ending units	11,417,909	10,578,270	219,437

(b)	Period from May 1, 2008, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Janus Aspen Series — Service Shares
	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(145,519)	$(159,579)	$(40,106)	$(136,256)	$692,738	$585,659	$(476,838)	$(1,737,203)
Reinvested capital gains	0	0	0	0	4,344,058	0	39,538,272	0
Realized gain (loss)	(1,158,775)	(160,547)	134,329	1,484,805	1,138,400	1,997,410	(11,511,433)	12,770,030
Unrealized gain (loss)	(8,499,947)	2,861,972	(8,045,075)	(150,593)	(17,651,281)	2,704,869	(196,542,569)	39,992,263

Net increase (decrease) in contract owners’ equity from operations	(9,804,241)	2,541,846	(7,950,852)	1,197,956	(11,476,085)	5,287,938	(168,992,568)	51,025,090

Equity transactions:
Contract purchase payments (note 1)	2,618,205	1,966,619	1,333,290	2,427,003	7,683,967	4,047,695	32,437,598	77,182,932
Extra credit fund deposit (note 1)	4,940	25,654	2,306	9,902	46,153	24,558	104,056	360,543
Transfers (to) and from other subaccounts	2,311,845	(1,445,562)	(247,565)	(219,775)	(278,842)	367,939	6,015,905	6,404,358
Transfers (to) and from fixed dollar contract	1,188,150	1,203,839	720,547	641,261	2,743,705	2,225,017	23,159,153	50,534,244
Withdrawals and surrenders	(1,192,870)	(2,689,582)	(1,326,834)	(1,903,343)	(7,904,786)	(6,587,100)	(7,642,779)	(6,059,081)
Surrender charges (note 2)	(13,215)	(16,934)	(14,054)	(15,223)	(39,757)	(45,250)	(130,108)	(92,628)
Annual contract charges (note 2)	(96,825)	(44,683)	(57,161)	(40,540)	(210,832)	(113,470)	(1,920,782)	(777,438)
Annuity and death benefit payments	(562,696)	(542,307)	(323,916)	(436,172)	(1,561,277)	(1,353,971)	(4,074,217)	(3,313,989)

Net equity transactions	4,257,534	(1,542,956)	86,613	463,113	478,331	(1,434,582)	47,948,826	124,238,941

Net change in contract owners’ equity	(5,546,707)	998,890	(7,864,239)	1,661,069	(10,997,754)	3,853,356	(121,043,742)	175,264,031
Contract owners’ equity:
Beginning of period	21,044,976	20,046,086	17,618,031	15,956,962	65,217,546	61,364,190	286,219,308	110,955,277

End of period	$15,498,269	$21,044,976	$9,753,792	$17,618,031	$54,219,792	$65,217,546	$165,175,566	$286,219,308

Change in units:
Beginning units	2,854,509	3,087,240	2,392,107	2,339,206	5,140,481	5,266,714	17,545,578	8,553,817

Units purchased	1,459,730	839,707	802,414	890,602	2,094,845	1,046,527	10,090,948	14,500,803
Units redeemed	(774,707)	(1,072,438)	(770,263)	(837,701)	(2,085,980)	(1,172,760)	(6,112,832)	(5,509,042)

Ending units	3,539,532	2,854,509	2,424,258	2,392,107	5,149,346	5,140,481	21,523,694	17,545,578

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	J.P. Morgan Series Trust II
	Small Company		Mid Cap Value
	Subaccount		Subaccount
	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(178,620)	$(293,626)	$(294,167)	$(766,826)
Reinvested capital gains	1,754,370	1,049,815	11,041,944	7,345,810
Realized gain (loss)	(892,982)	694,491	(5,744,721)	2,542,766
Unrealized gain (loss)	(6,408,530)	(2,908,588)	(63,204,832)	(8,408,196)

Net increase (decrease) in contract owners’ equity from operations	(5,725,762)	(1,457,908)	(58,201,776)	713,554

Equity transactions:
Contract purchase payments (note 1)	595,961	1,550,792	11,365,933	29,763,464
Extra credit fund deposit (note 1)	4,207	8,497	27,296	74,732
Transfers (to) and from other subaccounts	(2,068,542)	(1,504,822)	(16,729,088)	(4,645,001)
Transfers (to) and from fixed dollar contract	313,400	575,846	7,894,098	13,422,902
Withdrawals and surrenders	(1,205,753)	(1,824,710)	(7,177,500)	(6,119,494)
Surrender charges (note 2)	(12,392)	(19,769)	(87,855)	(95,174)
Annual contract charges (note 2)	(94,398)	(90,813)	(1,125,198)	(850,663)
Annuity and death benefit payments	(299,014)	(396,907)	(2,467,455)	(2,668,310)

Net equity transactions	(2,766,531)	(1,701,886)	(8,299,769)	28,882,456

Net change in contract owners’ equity	(8,492,293)	(3,159,794)	(66,501,545)	29,596,010
Contract owners’ equity:
Beginning of period	20,047,609	23,207,403	176,211,200	146,615,190

End of period	$11,555,316	$20,047,609	$109,709,655	$176,211,200

Change in units:
Beginning units	1,508,468	1,624,175	8,411,964	7,073,341

Units purchased	246,117	345,917	1,819,173	3,177,735
Units redeemed	(459,073)	(461,624)	(2,288,867)	(1,839,112)

Ending units	1,295,512	1,508,468	7,942,270	8,411,964

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Global Bond		Growth & Income		Small Cap Growth
	Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(618)	$4,500	$3,283	$(2,067)	$(934)	$(1,783)
Reinvested capital gains	0	0	100,260	50,939	0	0
Realized gain (loss)	30,605	(611)	(61,373)	123,343	26,160	20,864
Unrealized gain (loss)	(14,225)	18,451	(254,251)	(122,961)	(50,217)	(2,755)

Net increase (decrease) in contract owners’ equity from operations	15,762	22,340	(212,081)	49,254	(24,991)	16,326

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(238,127)	(60,742)	(339,614)	(412,368)	(75,906)	242
Transfers (to) and from fixed dollar contract	0	713	(7,195)	(6,024)	(401)	0
Withdrawals and surrenders	(106)	(27,378)	(42,215)	(183,394)	(3,476)	(52,350)
Surrender charges (note 2)	(1)	(267)	(67)	(658)	(46)	(17)
Annual contract charges (note 2)	0	(18)	(437)	(955)	(23)	(199)
Annuity and death benefit payments	(46,588)	(2,241)	(6,022)	(5,096)	(370)	0

Net equity transactions	(284,822)	(89,933)	(395,550)	(608,495)	(80,222)	(52,324)

Net change in contract owners’ equity	(269,060)	(67,593)	(607,631)	(559,241)	(105,213)	(35,998)
Contract owners’ equity:
Beginning of period	269,060	336,653	792,280	1,351,521	119,657	155,655

End of period	$0	$269,060	$184,649	$792,280	$14,444	$119,657

Change in units:
Beginning units	20,287	27,705	60,262	106,351	7,416	10,774

Units purchased	0	123	0	129	0	86
Units redeemed	(20,287)	(7,541)	(36,207)	(46,218)	(5,746)	(3,444)

Ending units	0	20,287	24,055	60,262	1,670	7,416

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(51,717)	$(45,044)	$(50,948)	$(61,646)	$(283,064)	$(324,944)	$1,056,564	$770,546
Reinvested capital gains	787,015	215,621	227,623	0	3,079,268	816,209	4,203,785	1,876,499
Realized gain (loss)	(477,783)	196,495	(2,432)	202,729	(1,816,967)	276,256	(1,805,524)	1,107,881
Unrealized gain (loss)	(2,205,177)	(391,140)	(2,478,655)	314,079	(14,697,553)	532,359	(20,727,741)	(1,900,117)

Net increase (decrease) in contract owners’ equity from operations	(1,947,662)	(24,068)	(2,304,412)	455,162	(13,718,316)	1,299,880	(17,272,916)	1,854,809

Equity transactions:
Contract purchase payments (note 1)	545,389	1,043,816	792,285	632,955	888,334	8,436,068	4,123,702	7,001,060
Extra credit fund deposit (note 1)	2,702	2,536	7,108	9,242	3,977	50,888	7,979	27,810
Transfers (to) and from other subaccounts	(113,421)	515,395	165,966	79,538	468,104	67,450	(6,707,449)	(791,529)
Transfers (to) and from fixed dollar contract	673,464	152,629	270,628	62,012	541,541	6,851,346	1,360,806	5,529,137
Withdrawals and surrenders	(262,408)	(415,420)	(288,939)	(385,024)	(862,633)	(848,592)	(6,157,740)	(6,122,567)
Surrender charges (note 2)	(3,630)	(2,658)	(2,244)	(1,868)	(16,409)	(18,602)	(70,645)	(78,455)
Annual contract charges (note 2)	(22,021)	(12,499)	(22,669)	(16,943)	(204,563)	(96,719)	(297,992)	(209,607)
Annuity and death benefit payments	(51,166)	(60,484)	(70,192)	(88,924)	(512,102)	(438,429)	(1,656,405)	(1,987,448)

Net equity transactions	768,909	1,223,315	851,943	290,988	306,249	14,003,410	(9,397,744)	3,368,401

Net change in contract owners’ equity	(1,178,753)	1,199,247	(1,452,469)	746,150	(13,412,067)	15,303,290	(26,670,660)	5,223,210
Contract owners’ equity:
Beginning of period	4,230,810	3,031,563	5,572,534	4,826,384	28,055,529	12,752,239	78,858,870	73,635,660

End of period	$3,052,057	$4,230,810	$4,120,065	$5,572,534	$14,643,462	$28,055,529	$52,188,210	$78,858,870

Change in units:
Beginning units	338,271	242,559	469,454	445,801	2,684,663	1,318,511	5,720,719	5,475,089

Units purchased	239,825	196,983	203,464	126,452	1,139,721	2,185,839	943,703	1,403,969
Units redeemed	(172,332)	(101,271)	(118,523)	(102,799)	(891,484)	(819,687)	(1,724,035)	(1,158,339)

Ending units	405,764	338,271	554,395	469,454	2,932,900	2,684,663	4,940,387	5,720,719

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	PIMCO Variable Insurance Trust — Administrative Shares
							Commodity
							Real Return
	Real Return		Total Return		Global Bond		Strategy
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008 (c)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,348,306	$6,755,608	$14,039,292	$9,236,701	$1,660,039	$478,749	$23,795
Reinvested capital gains	334,492	503,650	9,597,373	0	0	64,320	19,330
Realized gain (loss)	(6,454,863)	(1,138,424)	2,485,214	884,004	(2,140,285)	25,568	(99,788)
Unrealized gain (loss)	(23,129,757)	12,053,266	(10,891,572)	12,963,581	(5,256,603)	1,514,206	(303,770)

Net increase (decrease) in contract owners’ equity from operations	(23,901,822)	18,174,100	15,230,307	23,084,286	(5,736,849)	2,082,843	(360,433)

Equity transactions:
Contract purchase payments (note 1)	28,522,349	14,777,725	81,809,515	93,203,735	17,070,458	3,957,416	370,971
Extra credit fund deposit (note 1)	97,006	69,604	228,845	483,921	57,945	26,441	260
Transfers (to) and from other subaccounts	(14,711,438)	(5,932,018)	(50,397,105)	68,573,866	48,925,470	3,814,722	1,279,317
Transfers (to) and from fixed dollar contract	22,480,823	10,456,449	68,745,214	69,015,750	15,178,459	4,328,924	134,820
Withdrawals and surrenders	(10,655,265)	(10,148,523)	(13,323,997)	(9,202,459)	(2,692,151)	(919,227)	(1,127)
Surrender charges (note 2)	(177,205)	(142,472)	(275,000)	(146,073)	(42,028)	(10,255)	0
Annual contract charges (note 2)	(1,584,990)	(1,022,779)	(3,480,402)	(1,125,180)	(586,351)	(85,635)	(3,372)
Annuity and death benefit payments	(5,222,587)	(4,023,145)	(9,801,774)	(5,206,023)	(1,528,315)	(422,057)	(2,723)

Net equity transactions	18,748,693	4,034,841	73,505,296	215,597,537	76,383,487	10,690,329	1,778,146

Net change in contract owners’ equity	(5,153,129)	22,208,941	88,735,603	238,681,823	70,646,638	12,773,172	1,417,713
Contract owners’ equity:
Beginning of period	212,197,536	189,988,595	377,045,372	138,363,549	31,649,114	18,875,942	0

End of period	$207,044,407	$212,197,536	$465,780,975	$377,045,372	$102,295,752	$31,649,114	$1,417,713

Change in units:
Beginning units	15,714,685	15,376,836	30,283,325	11,943,468	2,328,533	1,503,795	0

Units purchased	9,792,289	5,242,817	23,938,164	24,390,670	8,568,019	1,340,801	265,945
Units redeemed	(8,796,606)	(4,904,968)	(18,051,178)	(6,050,813)	(3,207,628)	(516,063)	(39,010)

Ending units	16,710,368	15,714,685	36,170,311	30,283,325	7,688,924	2,328,533	226,935

(c)	Period from October 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Shares		Royce Capital Fund
	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,705)	$(4,538)	$29,887	$(6,552)	$(793,908)	$(1,426,111)	$1,233,913	$290,897
Reinvested capital gains	2,306	18,042	686,440	0	11,325,578	5,932,210	9,743,131	7,800,293
Realized gain (loss)	4,492	32,609	(264,967)	411,038	(3,844,444)	1,162,565	(5,720,363)	1,199,327
Unrealized gain (loss)	(135,461)	(13,668)	(3,860,600)	81,376	(47,484,703)	(11,637,089)	(50,028,868)	(8,250,728)

Net increase (decrease) in contract owners’ equity from operations	(132,368)	32,445	(3,409,240)	485,862	(40,797,477)	(5,968,425)	(44,772,187)	1,039,789

Equity transactions:
Contract purchase payments (note 1)	10,539	14,635	1,271,687	1,818,307	22,054,937	25,455,236	11,252,858	22,384,424
Extra credit fund deposit (note 1)	0	0	3,840	2,184	65,727	87,254	49,376	73,978
Transfers (to) and from other subaccounts	(6,641)	(21,129)	323,683	(421,514)	(8,740,968)	12,993,043	(4,853,420)	872,457
Transfers (to) and from fixed dollar contract	6,293	2,085	798,832	994,935	16,347,044	13,268,710	8,629,202	10,205,372
Withdrawals and surrenders	(16,980)	(77,484)	(439,742)	(976,168)	(5,558,900)	(4,974,119)	(2,702,487)	(2,746,493)
Surrender charges (note 2)	(131)	(227)	(3,908)	(12,302)	(73,758)	(72,752)	(37,227)	(38,602)
Annual contract charges (note 2)	(660)	(690)	(65,708)	(41,928)	(857,366)	(429,552)	(603,940)	(338,169)
Annuity and death benefit payments	(870)	(1,833)	(447,646)	(170,395)	(2,303,907)	(1,727,887)	(1,300,534)	(1,203,199)

Net equity transactions	(8,450)	(84,643)	1,441,038	1,193,119	20,932,809	44,599,933	10,433,828	29,209,768

Net change in contract owners’ equity	(140,818)	(52,198)	(1,968,202)	1,678,981	(19,864,668)	38,631,508	(34,338,359)	30,249,557
Contract owners’ equity:
Beginning of period	367,097	419,295	10,666,956	8,987,975	132,321,548	93,690,040	93,264,812	63,015,255

End of period	$226,279	$367,097	$8,698,754	$10,666,956	$112,456,880	$132,321,548	$58,926,453	$93,264,812

Change in units:
Beginning units	41,236	51,046	710,145	630,474	6,503,959	4,444,365	4,182,119	2,899,163

Units purchased	2,158	2,389	301,260	270,600	3,436,472	3,143,304	1,696,822	2,090,897
Units redeemed	(3,340)	(12,199)	(175,636)	(190,929)	(2,250,336)	(1,083,710)	(1,157,023)	(807,941)

Ending units	40,054	41,236	835,769	710,145	7,690,095	6,503,959	4,721,918	4,182,119

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Van Kampen Universal Institutional Funds — Class II
					International
	Core Plus Fixed Income		U.S. Real Estate		Growth Equity		Capital Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,533,391	$94,390	$1,818,294	$(341,510)	$(1,205,379)	$(143,558)	$(39,419)	$(11,888)
Reinvested capital gains	0	0	46,463,152	11,034,402	294,626	1,023,900	0	0
Realized gain (loss)	(3,761,862)	74,933	(20,467,447)	(356,975)	(8,010,117)	161,446	(184,506)	30,044
Unrealized gain (loss)	(7,821,578)	926,551	(76,277,086)	(37,008,481)	(68,319,247)	50,358	(1,743,745)	133,993

Net increase (decrease) in contract owners’ equity from operations	(9,050,049)	1,095,874	(48,463,087)	(26,672,564)	(77,240,117)	1,092,146	(1,967,670)	152,149

Equity transactions:
Contract purchase payments (note 1)	28,367,284	15,984,056	15,428,458	30,779,161	33,566,018	19,182,155	1,151,177	853,664
Extra credit fund deposit (note 1)	96,518	62,734	52,325	162,232	71,453	61,671	12,061	12,181
Transfers (to) and from other subaccounts	1,035,331	26,660,998	(4,887,639)	14,192,553	102,180,803	23,325,119	344,652	845,761
Transfers (to) and from fixed dollar contract	24,110,169	6,013,457	12,766,923	20,708,350	30,819,664	6,671,326	649,070	203,918
Withdrawals and surrenders	(1,287,883)	(497,637)	(3,729,999)	(3,119,580)	(1,307,057)	(190,202)	(18,840)	(43,614)
Surrender charges (note 2)	(30,168)	(11,224)	(86,449)	(73,661)	(33,381)	(4,707)	(199)	(48)
Annual contract charges (note 2)	(572,315)	(72,701)	(925,426)	(537,292)	(818,971)	(50,910)	(23,031)	(3,321)
Annuity and death benefit payments	(1,796,839)	(307,594)	(2,187,771)	(1,875,466)	(1,882,915)	(221,758)	(68,019)	(18,570)

Net equity transactions	49,922,097	47,832,089	16,430,422	60,236,297	162,595,614	48,772,694	2,046,871	1,849,971

Net change in contract owners’ equity	40,872,048	48,927,963	(32,032,665)	33,563,733	85,355,497	49,864,840	79,201	2,002,120
Contract owners’ equity:
Beginning of period	53,202,180	4,274,217	125,844,971	92,281,238	50,426,424	561,584	2,271,551	269,431

End of period	$94,074,228	$53,202,180	$93,812,306	$125,844,971	$135,781,921	$50,426,424	$2,350,752	$2,271,551

Change in units:
Beginning units	4,125,337	344,806	5,729,823	3,430,851	4,150,189	52,130	184,720	26,305

Units purchased	7,394,309	4,097,698	3,534,313	3,815,404	19,567,203	4,305,127	309,051	178,031
Units redeemed	(3,263,917)	(317,167)	(2,268,550)	(1,516,432)	(1,723,131)	(207,068)	(113,298)	(19,616)

Ending units	8,255,729	4,125,337	6,995,586	5,729,823	21,994,261	4,150,189	380,473	184,720

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

							Neuberger Berman
	Franklin Templeton Variable Insurance Products Trust — Class 2						Advisers Management
	Franklin Income		Franklin Flex Cap		Templeton Foreign		Trust — S Class
	Securities		Growth Securities		Securities		AMT Regency
	Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,251,573	$2,286,349	$(1,701,136)	$(456,494)	$1,043,164	$378,500	$(181,133)	$(640,011)
Reinvested capital gains	3,433,571	707,647	0	0	9,123,188	2,948,722	288,149	2,776,719
Realized gain (loss)	(10,287,613)	539,730	(5,346,117)	441,956	(6,133,759)	802,855	(8,152,779)	(170,813)
Unrealized gain (loss)	(52,111,768)	(2,554,341)	(56,406,517)	1,887,781	(50,297,323)	4,837,766	(61,358,108)	(3,908,880)

Net increase (decrease) in contract owners’ equity from operations	(52,714,237)	979,385	(63,453,770)	1,873,243	(46,264,730)	8,967,843	(69,403,871)	(1,942,985)

Equity transactions:
Contract purchase payments (note 1)	10,684,350	35,600,964	22,315,925	35,974,772	6,558,981	28,046,167	20,988,221	40,997,262
Extra credit fund deposit (note 1)	24,898	125,896	48,450	142,617	22,676	72,520	49,433	210,299
Transfers (to) and from other subaccounts	(8,962,799)	24,198,082	31,830,972	56,996,485	(4,064,876)	14,508,157	17,524,559	27,139,971
Transfers (to) and from fixed dollar contract	18,864,485	29,838,689	35,363,363	14,272,948	8,897,192	10,825,746	19,628,271	29,312,463
Withdrawals and surrenders	(6,395,527)	(3,705,370)	(2,431,909)	(571,187)	(2,642,110)	(1,568,899)	(2,574,539)	(1,362,988)
Surrender charges (note 2)	(83,173)	(64,658)	(56,530)	(9,379)	(45,404)	(23,239)	(72,896)	(33,738)
Annual contract charges (note 2)	(1,056,014)	(416,587)	(1,283,560)	(142,536)	(738,772)	(302,811)	(1,064,160)	(325,954)
Annuity and death benefit payments	(3,030,128)	(2,024,242)	(2,867,142)	(490,768)	(1,724,730)	(1,038,833)	(2,350,873)	(1,538,875)

Net equity transactions	10,046,092	83,552,774	82,919,569	106,172,952	6,262,957	50,518,808	52,128,016	94,398,440

Net change in contract owners’ equity	(42,668,145)	84,532,159	19,465,799	108,046,195	(40,001,773)	59,486,651	(17,275,855)	92,455,455
Contract owners’ equity:
Beginning of period	155,783,573	71,251,414	112,755,473	4,709,278	102,995,562	43,508,911	121,495,645	29,040,190

End of period	$113,115,428	$155,783,573	$132,221,272	$112,755,473	$62,993,789	$102,995,562	$104,219,790	$121,495,645

Change in units:
Beginning units	12,566,738	5,883,267	8,633,112	407,742	6,743,510	3,246,053	11,732,042	2,852,675

Units purchased	5,085,928	9,037,950	9,577,286	8,687,554	2,295,578	4,418,026	10,197,946	10,664,508
Units redeemed	(4,510,397)	(2,354,479)	(2,353,242)	(462,184)	(2,032,019)	(920,569)	(3,067,630)	(1,785,141)

Ending units	13,142,269	12,566,738	15,857,156	8,633,112	7,007,069	6,743,510	18,862,358	11,732,042

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

		Federated
	ALPS Variable	Insurance
	Insurance	Series —	Goldman Sachs Variable
	Trust — Class II	Service Shares	Insurance Trust — Service Shares
	AVS Listed
	Private	Kaufmann	Growth and	Structured	Capital
	Equity	Fund II	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2008(d)	2008(d)	2008(d)	2008(d)	2008(d)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,372)	$(20,421)	$1,059,270	$7,214	$(1,383)
Reinvested capital gains	0	0	6,273	5,779	0
Realized gain (loss)	(99,231)	(195,511)	(1,346,555)	(7,814)	(58,689)
Unrealized gain (loss)	(909,738)	(1,064,439)	(8,395,050)	(72,101)	(40,924)

Net increase (decrease) in contract owners’ equity from operations	(1,016,341)	(1,280,371)	(8,676,062)	(66,922)	(100,996)

Equity transactions:
Contract purchase payments (note 1)	1,239,086	1,980,552	35,217,976	417,820	623,727
Extra credit fund deposit (note 1)	0	1,048	77,496	767	582
Transfers (to) and from other subaccounts	839,416	2,108,439	7,671,632	88,814	(230,365)
Transfers (to) and from fixed dollar contract	230,385	900,665	16,404,744	78,955	177,720
Withdrawals and surrenders	(456)	(29,550)	(99,751)	0	0
Surrender charges (note 2)	(5)	(57)	(3,821)	0	0
Annual contract charges (note 2)	(1,119)	(8,453)	(194)	0	0
Annuity and death benefit payments	(6,172)	(13,791)	(251,465)	(3,972)	(362)

Net equity transactions	2,301,135	4,938,853	59,016,617	582,384	571,302

Net change in contract owners’ equity	1,284,794	3,658,482	50,340,555	515,462	470,306
Contract owners’ equity:
Beginning of period	0	0	0	0	0

End of period	$1,284,794	$3,658,482	$50,340,555	$515,462	$470,306

Change in units:
Beginning units	0	0	0	0	0

Units purchased	376,599	644,896	7,981,906	79,455	124,454
Units redeemed	(31,053)	(61,936)	(303,298)	(723)	(44,961)

Ending units	345,546	582,960	7,678,608	78,732	79,493

(d)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Franklin Templeton Variable
	Insurance Products Trust — Class 4
				Franklin
	Franklin	Franklin Flex	Templeton	Templeton VIP
	Income	Cap Growth	Foreign	Founding Funds
	Securities	Securities	Securities	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
	2008(e)	2008(e)	2008(e)	2008(e)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$17,908	$(164,329)	$(6,253)	$194,403
Reinvested capital gains	29,575	0	120,765	223,898
Realized gain (loss)	(431,231)	(1,313,416)	(472,457)	(345,100)
Unrealized gain (loss)	(1,788,137)	(7,624,899)	(1,759,829)	(1,867,001)

Net increase (decrease) in contract owners’ equity from operations	(2,171,885)	(9,102,644)	(2,117,774)	(1,793,800)

Equity transactions:
Contract purchase payments (note 1)	11,547,819	32,928,113	8,903,023	5,320,793
Extra credit fund deposit (note 1)	24,934	67,385	23,299	1,185
Transfers (to) and from other subaccounts	1,662,957	7,837,157	768,189	2,953,531
Transfers (to) and from fixed dollar contract	4,762,897	16,341,423	2,773,959	2,410,950
Withdrawals and surrenders	(41,344)	(107,939)	(15,472)	(34,151)
Surrender charges (note 2)	(1,169)	(4,053)	(258)	0
Annual contract charges (note 2)	(25)	(198)	(6)	(8,337)
Annuity and death benefit payments	(71,052)	(272,211)	(38,864)	(69,855)

Net equity transactions	17,885,017	56,789,677	12,413,870	10,574,116

Net change in contract owners’ equity	15,713,132	47,687,033	10,296,096	8,780,316
Contract owners’ equity:
Beginning of period	0	0	0	0

End of period	$15,713,132	$47,687,033	$10,296,096	$8,780,316

Change in units:
Beginning units	0	0	0	0

Units purchased	2,416,826	7,390,810	1,797,471	1,444,670
Units redeemed	(142,410)	(228,126)	(135,944)	(116,734)

Ending units	2,274,416	7,162,684	1,661,527	1,327,936

(e)	Period from May 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2008 and 2007

	Ivy Funds Variable Insurance
	Portfolios, Inc.
		VIP Global	VIP
	VIP Asset	Natural	Science and
	Strategy	Resources	Technology	Total
	Subaccount	Subaccount	Subaccount	Subaccounts
	2008(f)	2008(f)	2008(f)	2008	2007

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$49,409	$83,140	$(1,822)	$23,125,860	$5,091,518
Reinvested capital gains	1,265,623	366,769	42,169	224,011,824	241,750,439
Realized gain (loss)	(110,881)	(174,318)	(7,270)	(247,822,833)	116,444,597
Unrealized gain (loss)	(998,805)	(627,612)	38,257	(2,327,830,409)	(113,056,292)

Net increase (decrease) in contract owners’ equity from operations	205,346	(352,021)	71,334	(2,328,515,558)	250,230,262

Equity transactions:
Contract purchase payments (note 1)	5,902,450	1,069,281	695,326	1,067,011,075	1,528,276,252
Extra credit fund deposit (note 1)	5,172	440	720	3,042,186	6,443,725
Transfers (to) and from other subaccounts	8,572,693	2,335,593	361,938	0	0
Transfers (to) and from fixed dollar contract	608,071	305,907	27,353	638,423,721	644,694,013
Withdrawals and surrenders	(34,345)	(649)	(148)	(314,455,866)	(303,752,074)
Surrender charges (note 2)	(604)	0	0	(4,253,499)	(3,584,183)
Annual contract charges (note 2)	(38,616)	(6,624)	(959)	(39,132,913)	(19,584,752)
Annuity and death benefit payments	(42,018)	(5,779)	(3,851)	(128,964,353)	(93,643,816)

Net equity transactions	14,972,803	3,698,169	1,080,379	1,221,670,351	1,758,849,165

Net change in contract owners’ equity	15,178,149	3,346,148	1,151,713	(1,106,845,207)	2,009,079,427
Contract owners’ equity:
Beginning of period	0	0	0	5,983,637,145	3,974,557,718

End of period	$15,178,149	$3,346,148	$1,151,713	$4,876,791,938	$5,983,637,145

Change in units:
Beginning units	0	0	0	418,575,896	290,128,907

Units purchased	1,700,713	585,681	158,670	308,257,589	274,664,006
Units redeemed	(33,663)	(32,180)	(18,575)	(195,539,146)	(146,217,017)

Ending units	1,667,050	553,501	140,095	531,294,339	418,575,896

(f)	Period from October 1, 2008, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2008

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Dow Target 10 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Dow Target 5 Portfolios:  First Quarter, Second Quarter, Third Quarter, and Fourth Quarter

Fidelity Variable Insurance Products Fund:  VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series — Institutional Shares:  Large Cap Growth, International Growth, Worldwide Growth, and Balanced

Legg Mason Partners Variable Equity Trust — Class I:  Fundamental Value, Capital and Income, and Investors

Wells Fargo Advantage Variable Trust Funds:  Opportunity, Small/Mid Cap Value, and Discovery

Van Kampen Universal Institutional Funds — Class I:  Core Plus Fixed Income, U.S. Real Estate, Value, and Emerging Markets Debt

Goldman Sachs Variable Insurance Trust — Institutional Shares:  Growth and Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series Inc:  Emerging Markets Equity, U.S. Small Cap Equity, U.S. Strategic Equity, and International Equity

The Prudential Series Fund Inc:  Jennison 20/20 Focus and Jennison

UBS Series Trust — Class I:  U.S. Allocation

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series — Service Shares:  Large Cap Growth, Worldwide Growth, Balanced, and International Growth

J.P. Morgan Series Trust II:  Small Company and Mid Cap Value

AllianceBernstein Variable Product Series Fund Inc. — Class B:  Growth & Income, and Small Cap Growth

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, Global Bond and CommodityRealReturn Strategy

Calvert Variable Series Inc:  Social Equity

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Royce Capital Fund:  Small-Cap and Micro-Cap

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Capital Growth

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

Franklin Templeton Variable Insurance Products Trust — Class 2:  Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

ALPS Variable Insurance Trust — Class II:  AVS Listed Private Equity

Federated Insurance Series — Service Shares:  Kaufmann Fund II

Goldman Sachs Variable Insurance Trust — Service Shares:  Growth and Income, Structured U.S. Equity, and Capital Growth

Franklin Templeton Variable Insurance Products Trust — Class 4:  Franklin Income Securities, Franklin Flex Cap Growth Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.:  VIP Asset Strategy, VIP Global Natural Resources and VIP Science and Technology

The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow® Target Variable Fund LLC is a non-diversified open-end management investment company. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow® Target Variable Fund LLC in which the Account invests. For these services, ONI received advisory fees, paid by Ohio National Fund, Inc., of approximately $14.5 million $17.7 million for the years ended December 31, 2008 and 2007, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, ONLIC credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Calculation of Annuity Reserves

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2008. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee and transfer fees, are charged to contracts upon a surrender, anniversary, or transfer event. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity “VIA”	Combination	Top I

Mortality and Expense Risk Fees
(May increase annually to a pre-determine maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

The following charges are assessed through the redemption of units:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity “VIA”	Combination	Top I

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	No charge	No charge	$25	$30

Transfer Fee — per transfer
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15

3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit
Purchase Payment Charges	premium	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan
payment to a participant. Percentages vary with
the number of years from purchase
	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

			Investar
	Top		Vision & Top	Top
	Tradition	Top Plus	Spectrum	Explorer

Mortality and Expense Risk Fees
(May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

The following charges are assessed through the redemption of units:

Investar
	Top		Vision & Top	Top
	Tradition	Top Plus	Spectrum	Explorer

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	No charge	$35	$35

Transfer Fee — per transfer
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan
payment to a participant. Percentages vary with
the number of years from purchase.
	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Mortality and Expense Risk Fees	1.15%	0.65%	1.15%	1.15%
Administrative Expenses	0.35%	0.25%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30	$30	$30

Transfer Fee — per transfer
(currently no charge for the first 12 transfers each contract year) per transfer	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus	0.45%	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider :
ARDBR	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 70	NA	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78	NA	0.95% to 1.15%	NA	NA

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

	Oncore	Oncore	Oncore	Oncore
	Flex	Value	Premier	Xtra

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB	0.45%	0.45%	0.45%	0.45%
GMIB Plus	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions	NA	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions	NA	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions	NA	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions	NA	0.85% to 1.50%	NA	NA

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.25%	0.20%	0.20%	0.20%

The following basic charges are assessed through reduction of daily unit values:

	Oncore	Oncore	Oncore
	Lite	Ultra	Wrap

Mortality and Expense Risk Fees	1.15%	1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.40%	0.65%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

The following charges are assessed through the redemption of units:

	Oncore	Oncore	Oncore
	Lite	Ultra	Wrap

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30	$30

Transfer Fee — per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider:
ARDBR	0.60%	0.60%	0.60%
ARDBR II at issue ages through 70	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78	0.95% to 1.15%	NA	NA

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

	Oncore	Oncore	Oncore
	Lite	Ultra	Wrap

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB	0.45%	0.45%	0.45%
GMIB Plus	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions	0.85% to 1.50%	NA	NA

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.25%	0.25%	0.25%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective April 8, 2005, funds of the Strong Variable Insurance Funds, Inc. were merged into the Wells Fargo Advantage Variable Trust Funds. The Strong Variable Insurance Funds, Inc. — Mid-Cap Growth II Fund was merged into the Wells Fargo Advantage Variable Trust Funds — Discovery Fund.

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(5)	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 applies to fair value

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Account adopted SFAS No. 157 effective January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the Account’s financial position or results of operations.

SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS No. 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets at fair value as of December 31, 2008:

	Level 1	Level 2	Level 3
Ohio National Fund, Inc.:
Equity Subaccount	$—	$146,478,863	$—
Money Market Subaccount	—	330,441,727	—
Bond Subaccount	—	89,382,529	—
Omni Subaccount	—	16,770,865	—
International Subaccount	—	157,264,049	—
Capital Appreciation Subaccount	—	77,663,193	—
Millennium Subaccount	—	14,399,568	—
International Small-Mid Company Subaccount	—	38,545,203	—
Aggressive Growth Subaccount	—	10,109,129	—
Small Cap Growth Subaccount	—	6,146,881	—
Mid Cap Opportunity Subaccount	—	62,923,100	—
S&P 500 Index Subaccount	—	56,606,915	—
Strategic Value Subaccount	—	9,244,589	—
High Income Bond Subaccount	—	61,794,345	—
Capital Growth Subaccount	—	20,932,102	—
Nasdaq-100 Index Subaccount	—	23,243,143	—
Bristol Subaccount	—	76,623,276	—

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Ohio National Fund, Inc.: continued
Bryton Growth Subaccount	$—	$56,121,186	$—
U.S. Equity Subaccount	—	12,248,062	—
Balanced Subaccount	—	8,956,434	—
Income Opportunity Subaccount	—	4,449,399	—
Target VIP Subaccount	—	17,880,279	—
Target Equity/Income Subaccount	—	22,547,580	—
Bristol Growth Subaccount	—	905,039	—
Dow Target 10 Portfolios:
First Quarter Subaccount	—	1,649,319	—
Second Quarter Subaccount	—	1,909,877	—
Third Quarter Subaccount	—	2,016,684	—
Fourth Quarter Subaccount	—	2,161,051	—
Dow Target 5 Portfolios:
First Quarter Subaccount	—	1,050,706	—
Second Quarter Subaccount	—	660,021	—
Third Quarter Subaccount	—	608,006	—
Fourth Quarter Subaccount	—	1,021,414	—
Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount	—	897,770	—
VIP Equity-Income Subaccount	—	712,129	—
VIP High Income Subaccount	—	99,929	—
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount	—	5,072,090	—
International Growth Subaccount	—	2,881,060	—
Worldwide Growth Subaccount	—	2,672,684	—
Balanced Subaccount	—	9,828,087	—
Legg Mason Partners Variable Equity Trust — Class I:
Fundamental Value Subaccount	—	11,249,491	—
Capital and Income Subaccount	—	3,453,408	—
Investors Subaccount	—	6,385,044	—
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	—	4,430,549	—
Small/Mid Cap Value Subaccount	—	409,550	—
Discovery Subaccount	—	4,542,713	—
Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount	—	3,521,333	—
U.S. Real Estate Subaccount	—	5,134,510	—
Value Subaccount	—	25,851	—
Emerging Markets Debt Subaccount	—	5,546	—
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount	—	235,473,794	—
Structured U.S. Equity Subaccount	—	31,193,451	—
Capital Growth Subaccount	—	8,803,291	—

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Lazard Retirement Series, Inc:
Emerging Markets Equity Subaccount	$—	$119,061,620	$—
U.S. Small Cap Equity Subaccount	—	20,022,094	—
U.S. Strategic Equity Subaccount	—	1,408,740	—
International Equity Subaccount	—	163,801,918	—
The Prudential Series Fund, Inc:
Jennison 20/20 Focus Subaccount	—	130,564,811	—
Jennison Subaccount	—	6,223,488	—
UBS Series Trust — Class I:
U.S. Allocation Subaccount	—	2,886,757	—
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	—	140,531,536	—
VIP Contrafund Subaccount	—	211,994,599	—
VIP Growth Subaccount	—	21,281,961	—
VIP Equity-Income Subaccount	—	94,353,063	—
VIP Real Estate Subaccount	—	1,160,375	—
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount	—	15,498,269	—
Worldwide Growth Subaccount	—	9,753,792	—
Balanced Subaccount	—	54,219,792	—
International Growth Subaccount	—	165,175,566	—
J.P. Morgan Series Trust II:
Small Company Subaccount	—	11,555,316	—
Mid Cap Value Subaccount	—	109,709,655	—
AllianceBernstein Variable Product Series Fund, Inc. — Class B:
Growth & Income Subaccount	—	184,649	—
Small Cap Growth Subaccount	—	14,444	—
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	—	3,052,057	—
Investors Growth Stock Subaccount	—	4,120,065	—
Mid Cap Growth Subaccount	—	14,643,462	—
Total Return Subaccount	—	52,188,210	—
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	—	207,044,407	—
Total Return Subaccount	—	465,780,975	—
Global Bond Subaccount	—	102,295,752	—
CommodityRealReturn Strategy Subaccount	—	1,417,713	—
Calvert Variable Series, Inc:
Social Equity Subaccount	—	226,279	—
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	—	8,698,754	—
Royce Capital Fund:
Small-Cap Subaccount	—	112,456,880	—
Micro-Cap Subaccount	—	58,926,453	—

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

	Level 1	Level 2	Level 3

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount	$—	$94,074,228	$—
U.S. Real Estate Subaccount	—	93,812,306	—
International Growth Equity Subaccount	—	135,781,921	—
Capital Growth Subaccount	—	2,350,752	—
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount	—	113,115,428	—
Franklin Flex Cap Growth Securities Subaccount	—	132,221,272	—
Templeton Foreign Securities Subaccount	—	62,993,789	—
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	—	104,219,790	—
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount	—	1,284,794	—
Federated Insurance Series — Service Shares:
Federated Kaufmann Fund II Subaccount	—	3,658,482	—
Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount	—	50,340,555	—
Structured U.S. Equity Subaccount	—	515,462	—
Capital Growth Subaccount	—	470,306	—
Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount	—	15,713,132	—
Franklin Flex Cap Growth Securities Subaccount	—	47,687,033	—
Templeton Foreign Securities Subaccount	—	10,296,096	—
Franklin Templeton VIP Founding Funds Allocation Subaccount	—	8,780,316	—
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	—	15,178,149	—
VIP Global Natural Resources Subaccount	—	3,346,148	—
VIP Science and Technology Subaccount	—	1,151,713	—

Totals	$—	$4,876,791,938	$—

In May 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 162, The Hierarchy of Generally Accepted Accounting Principles (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. generally accepted accounting principles. The Account adopted SFAS 162 effective November 15, 2008. On the date of adoption, there was no impact on the Account’s current practices.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2008
Annual Payment Combination	8,842	$81.938775	$724,491	1.00%	–55.27%	0.89%
Flexible Payment Combination	2,356	$45.547569	$107,309	1.10%	–55.31%	0.74%
Top I	32,405	$36.453310	$1,181,252	1.10%	–55.31%	0.79%
Top Tradition	336,993	$31.370004	$10,571,483	1.10%	–55.31%	0.80%
Top Plus	120,560	$10.974506	$1,323,091	0.90%	–55.22%	0.71%
Investar Vision & Top Spectrum	30,477	$6.842721	$208,547	1.40%	–55.44%	0.76%
Top Explorer	250,072	$7.065770	$1,766,949	1.30%	–55.40%	0.81%
Oncore Flex	176,814	$5.122131	$905,664	1.50%	–55.49%	0.68%
Oncore Value	4,131,970	$5.419487	$22,393,160	0.90%	–55.22%	0.75%
Oncore Premier	6,384,416	$5.170388	$33,009,904	1.40%	–55.44%	0.78%
Oncore Xtra	5,021,627	$5.170388	$25,963,759	1.40%	–55.44%	0.78%
Oncore Lite	9,001,014	$5.170388	$46,538,737	1.40%	–55.44%	0.78%
Oncore Ultra	312,178	$5.170388	$1,614,082	1.40%	–55.44%	0.78%
Oncore Wrap	531	$4.390849	$2,333	0.65%	–55.11%	0.28%

	25,810,255		$146,310,761

2007
Annual Payment Combination	9,680	$183.167677	$1,773,029	1.00%	–6.83%	0.04%
Flexible Payment Combination	3,487	$101.919597	$355,430	1.10%	–6.92%	0.04%
Top I	39,732	$81.569805	$3,240,925	1.10%	–6.92%	0.04%
Top Tradition	424,121	$70.195145	$29,771,221	1.10%	–6.92%	0.04%
Top Plus	183,537	$24.508128	$4,498,149	0.90%	–6.73%	0.04%
Investar Vision & Top Spectrum	41,716	$15.357420	$640,654	1.40%	–7.20%	0.04%
Top Explorer	329,024	$15.842232	$5,212,480	1.30%	–7.10%	0.04%
Oncore & Firstar Oncore Flex	242,575	$11.507251	$2,791,371	1.50%	–7.29%	0.04%
Oncore & Firstar Oncore Value	5,039,310	$12.102729	$60,989,404	0.90%	–6.73%	0.05%
Oncore & Firstar Oncore Premier	7,466,837	$11.604134	$86,646,178	1.40%	–7.20%	0.04%
Oncore & Firstar Oncore Xtra	6,525,448	$11.604134	$75,722,171	1.40%	–7.20%	0.04%
Oncore & Firstar Oncore Lite	9,988,394	$11.604134	$115,906,658	1.40%	–7.20%	0.04%
Oncore Ultra	349,462	$11.604134	$4,055,200	1.40%	–7.20%	0.04%
Oncore Wrap	1,955	$9.781119	$19,122	0.65%	–6.50%	0.09%

	30,645,278		$391,621,992

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Equity Subaccount (continued)
2006
Annual Payment Combination	10,112	$196.588409	$1,987,901	1.00%	5.61%	0.00%
Flexible Payment Combination	4,266	$109.496222	$467,094	1.10%	5.51%	0.00%
Top I	46,445	$87.633645	$4,070,157	1.10%	5.51%	0.00%
Top Tradition	500,404	$75.413400	$37,737,171	1.10%	5.51%	0.00%
Top Plus	230,792	$26.277610	$6,064,655	0.90%	5.72%	0.00%
Investar Vision & Top Spectrum	58,657	$16.548346	$970,680	1.40%	5.20%	0.00%
Top Explorer	398,797	$17.053786	$6,801,000	1.30%	5.30%	0.00%
Oncore & Firstar Oncore Flex	270,002	$12.411897	$3,351,232	1.50%	5.09%	0.00%
Oncore & Firstar Oncore Value	4,335,911	$12.976550	$56,265,167	0.90%	5.72%	0.00%
Oncore & Firstar Oncore Premier	8,263,673	$12.504004	$103,329,007	1.40%	5.20%	0.00%
Oncore & Firstar Oncore Xtra	7,052,263	$12.504004	$88,181,527	1.40%	5.20%	0.00%
Oncore & Firstar Oncore Lite	7,279,217	$12.504004	$91,019,359	1.40%	5.20%	0.00%
Oncore Ultra	96,386	$12.504004	$1,205,210	1.40%	17.01%	0.00%	8/7/06

	28,546,925		$401,450,160

2005
Annual Payment Combination	11,298	$186.140212	$2,102,963	1.00%	5.06%	0.00%
Flexible Payment Combination	4,490	$103.779142	$466,008	1.10%	4.95%	0.00%
Top I	55,439	$83.058068	$4,604,627	1.10%	4.95%	0.00%
Top Tradition	600,566	$71.475875	$42,926,004	1.10%	4.95%	0.00%
Top Plus	312,123	$24.856418	$7,758,252	0.90%	5.16%	0.00%
Investar Vision & Top Spectrum	101,320	$15.730740	$1,593,840	1.40%	4.64%	0.00%
Top Explorer	481,244	$16.195237	$7,793,853	1.30%	4.75%	0.00%
Oncore & Firstar Oncore Flex	381,999	$11.810265	$4,511,512	1.50%	4.54%	0.00%
Oncore & Firstar Oncore Value	4,292,293	$12.274730	$52,686,733	0.90%	5.16%	0.00%
Oncore & Firstar Oncore Premier	9,122,126	$11.886220	$108,427,596	1.40%	4.64%	0.00%
Oncore & Firstar Oncore Xtra	7,489,248	$11.886220	$89,018,846	1.40%	4.64%	0.00%
Oncore & Firstar Oncore Lite	5,548,866	$11.886220	$65,955,060	1.40%	4.64%	0.00%

	28,401,012		$387,845,294

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Equity Subaccount (continued)
2004
Annual Payment Combination	12,256	$177.180659	$2,171,529	1.00%	11.32%	0.05%
Flexible Payment Combination	5,271	$98.881397	$521,180	1.10%	11.21%	0.04%
Top I	61,451	$79.138232	$4,863,084	1.10%	11.21%	0.04%
Top Tradition	693,379	$68.102644	$47,220,910	1.10%	11.21%	0.04%
Top Plus	406,952	$23.636618	$9,618,976	0.90%	11.43%	0.04%
Investar Vision & Top Spectrum	137,163	$15.032687	$2,061,925	1.40%	10.88%	0.04%
Top Explorer	518,844	$15.461335	$8,022,019	1.30%	10.99%	0.05%
Oncore & Firstar Oncore Flex	446,498	$11.297273	$5,044,214	1.50%	10.77%	0.04%
Oncore & Firstar Oncore Value	3,704,388	$11.672365	$43,238,964	0.90%	11.43%	0.05%
Oncore & Firstar Oncore Premier	8,444,254	$11.358762	$95,916,295	1.40%	10.88%	0.05%
Oncore & Firstar Oncore Xtra	8,022,590	$11.358762	$91,126,692	1.40%	10.88%	0.05%
Oncore & Firstar Oncore Lite	3,393,994	$11.358762	$38,551,566	1.40%	10.88%	0.05%

	25,847,040		$348,357,354

Money Market Subaccount
2008
Variable Interest Annuity “VIA”	1,502	$34.324917	$51,545	1.30%	0.46%	1.72%
Top I	19,709	$26.008695	$512,593	1.30%	0.46%	1.85%
Top Tradition	170,014	$23.590896	$4,010,783	1.10%	0.66%	1.70%
Top Plus	117,208	$15.519455	$1,819,008	0.90%	0.86%	1.72%
Investar Vision & Top Spectrum	50,589	$12.942407	$654,740	1.40%	0.36%	1.74%
Top Explorer	314,511	$12.973515	$4,080,312	1.30%	0.46%	1.79%
Oncore Flex	906,578	$12.167405	$11,030,698	1.50%	0.26%	1.73%
Oncore Value	4,176,144	$12.962589	$54,133,634	0.90%	0.86%	1.67%
Oncore Premier	5,500,635	$12.296060	$67,636,159	1.40%	0.36%	1.71%
Oncore Xtra	4,962,060	$12.296060	$61,013,792	1.40%	0.36%	1.71%
Oncore Lite	8,840,916	$12.296060	$108,708,434	1.40%	0.36%	1.71%
Oncore Ultra	1,161,590	$12.296060	$14,282,979	1.40%	0.36%	1.71%
Oncore Wrap	231,148	$10.614273	$2,453,466	0.65%	1.11%	1.46%

	26,452,604		$330,388,143

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Money Market Subaccount (continued)
2007
Variable Interest Annuity “VIA”	1,512	$34.167785	$51,676	1.30%	3.60%	4.78%
Top I	3,682	$25.889640	$95,337	1.30%	3.60%	4.80%
Top Tradition	103,486	$23.436436	$2,425,354	1.10%	3.81%	4.76%
Top Plus	73,398	$15.387239	$1,129,397	0.90%	4.01%	4.80%
Investar Vision & Top Spectrum	68,778	$12.895929	$886,958	1.40%	3.50%	4.71%
Top Explorer	221,081	$12.914120	$2,855,068	1.30%	3.60%	4.82%
Oncore & Firstar Oncore Flex	666,919	$12.135696	$8,093,523	1.50%	3.39%	4.95%
Oncore & Firstar Oncore Value	2,825,498	$12.852161	$36,313,760	0.90%	4.01%	4.79%
Oncore & Firstar Oncore Premier	4,951,017	$12.251911	$60,659,385	1.40%	3.50%	4.81%
Oncore & Firstar Oncore Xtra	5,614,773	$12.251911	$68,791,700	1.40%	3.50%	4.81%
Oncore & Firstar Oncore Lite	7,012,389	$12.251911	$85,915,168	1.40%	3.50%	4.81%
Oncore Ultra	327,547	$12.251911	$4,013,081	1.40%	3.50%	4.81%
Oncore Wrap	4,984	$10.497730	$52,324	0.65%	4.27%	5.44%

	21,875,064		$271,282,731

2006
Variable Interest Annuity “VIA”	1,650	$32.980496	$54,420	1.30%	3.43%	4.56%
Top I	3,368	$24.990005	$84,155	1.30%	3.43%	4.49%
Top Tradition	101,475	$22.577180	$2,291,019	1.10%	3.63%	4.67%
Top Plus	53,265	$14.793588	$787,973	0.90%	3.84%	4.65%
Investar Vision & Top Spectrum	114,065	$12.460186	$1,421,269	1.40%	3.32%	4.49%
Top Explorer	149,459	$12.465373	$1,863,058	1.30%	3.43%	4.62%
Oncore & Firstar Oncore Flex	106,450	$11.737255	$1,249,434	1.50%	3.22%	4.77%
Oncore & Firstar Oncore Value	2,113,986	$12.356324	$26,121,101	0.90%	3.84%	4.71%
Oncore & Firstar Oncore Premier	4,195,347	$11.837926	$49,664,224	1.40%	3.32%	4.71%
Oncore & Firstar Oncore Xtra	4,495,567	$11.837926	$53,218,185	1.40%	3.32%	4.71%
Oncore & Firstar Oncore Lite	5,472,912	$11.837926	$64,787,922	1.40%	3.32%	4.71%
Oncore Ultra	153,059	$11.837926	$1,811,897	1.40%	1.42%	4.71%	8/7/06

	16,960,603		$203,354,657

2005
Variable Interest Annuity “VIA”	1,662	$31.887866	$52,997	1.30%	1.62%	1.84%
Top I	5,113	$24.162099	$123,538	1.30%	1.62%	3.08%
Top Tradition	85,123	$21.786258	$1,854,510	1.10%	1.82%	2.76%
Top Plus	38,666	$14.247177	$550,880	0.90%	2.02%	2.89%
Investar Vision & Top Spectrum	149,232	$12.059261	$1,799,622	1.40%	1.52%	2.70%
Top Explorer	109,579	$12.052402	$1,320,696	1.30%	1.62%	2.83%
Oncore & Firstar Oncore Flex	55,353	$11.370759	$629,409	1.50%	1.42%	2.93%
Oncore & Firstar Oncore Value	1,299,573	$11.899930	$15,464,822	0.90%	2.02%	3.06%
Oncore & Firstar Oncore Premier	2,993,289	$11.457019	$34,294,170	1.40%	1.52%	2.93%
Oncore & Firstar Oncore Xtra	3,295,664	$11.457019	$37,758,488	1.40%	1.52%	2.93%
Oncore & Firstar Oncore Lite	2,743,376	$11.457019	$31,430,917	1.40%	1.52%	2.93%

	10,776,630		$125,280,049

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Money Market Subaccount (continued)
2004
Variable Interest Annuity “VIA”	1,875	$31.379976	$58,836	1.30%	–0.29%	0.97%
Top I	7,798	$23.777267	$185,422	1.30%	–0.29%	0.95%
Top Tradition	122,529	$21.397075	$2,621,757	1.10%	–0.09%	0.91%
Top Plus	35,635	$13.965057	$497,650	0.90%	0.11%	0.86%
Investar Vision & Top Spectrum	253,390	$11.878886	$3,009,994	1.40%	–0.39%	1.60%
Top Explorer	148,305	$11.860446	$1,758,962	1.30%	–0.29%	0.97%
Oncore & Firstar Oncore Flex	71,225	$11.211700	$798,555	1.50%	–0.49%	0.89%
Oncore & Firstar Oncore Value	718,003	$11.664280	$8,374,993	0.90%	0.11%	1.08%
Oncore & Firstar Oncore Premier	2,431,771	$11.285650	$27,444,115	1.40%	–0.39%	1.04%
Oncore & Firstar Oncore Xtra	2,865,034	$11.285650	$32,333,767	1.40%	–0.39%	1.04%
Oncore & Firstar Oncore Lite	1,754,461	$11.285650	$19,800,230	1.40%	–0.39%	1.04%

	8,410,026		$96,884,281

Bond Subaccount
2008
Top I	3,854	$39.559392	$152,470	1.10%	–12.42%	0.00%
Top Tradition	49,262	$35.778538	$1,762,524	1.10%	–12.42%	0.00%
Top Plus	32,385	$16.690930	$540,528	0.90%	–12.24%	0.00%
Investar Vision & Top Spectrum	9,783	$13.767242	$134,691	1.40%	–12.68%	0.00%
Top Explorer	72,567	$13.977564	$1,014,305	1.30%	–12.59%	0.00%
Oncore Flex	66,374	$12.431406	$825,126	1.50%	–12.76%	0.00%
Oncore Value	1,004,869	$13.243856	$13,308,343	0.90%	–12.24%	0.00%
Oncore Premier	2,054,168	$12.562896	$25,806,293	1.40%	–12.68%	0.00%
Oncore Xtra	1,635,649	$12.562896	$20,548,486	1.40%	–12.68%	0.00%
Oncore Lite	1,927,922	$12.562896	$24,220,287	1.40%	–12.68%	0.00%
Oncore Ultra	80,682	$12.562896	$1,013,599	1.40%	–12.68%	0.00%
Oncore Wrap	205	$9.109246	$1,866	0.65%	–12.02%	0.00%

	6,937,720		$89,328,518

2007
Top I	4,847	$45.168163	$218,930	1.10%	2.58%	0.00%
Top Tradition	55,868	$40.851253	$2,282,291	1.10%	2.58%	0.00%
Top Plus	40,335	$19.019555	$767,147	0.90%	2.79%	0.00%
Investar Vision & Top Spectrum	20,500	$15.765975	$323,196	1.40%	2.28%	0.00%
Top Explorer	93,414	$15.990966	$1,493,784	1.30%	2.38%	0.00%
Oncore & Firstar Oncore Flex	59,072	$14.250281	$841,794	1.50%	2.18%	0.00%
Oncore & Firstar Oncore Value	1,508,408	$15.091563	$22,764,228	0.90%	2.79%	0.00%
Oncore & Firstar Oncore Premier	2,974,151	$14.386776	$42,788,447	1.40%	2.28%	0.00%
Oncore & Firstar Oncore Xtra	2,504,451	$14.386776	$36,030,974	1.40%	2.28%	0.00%
Oncore & Firstar Oncore Lite	2,864,411	$14.386776	$41,209,644	1.40%	2.28%	0.00%
Oncore Ultra	124,851	$14.386776	$1,796,200	1.40%	2.28%	0.00%
Oncore Wrap	1,033	$10.354322	$10,699	0.65%	3.04%	0.00%

	10,251,341		$150,527,334

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2006
Top I	5,259	$44.031008	$231,547	1.10%	3.31%	3.42%
Top Tradition	66,767	$39.822785	$2,658,838	1.10%	3.31%	3.36%
Top Plus	87,594	$18.503836	$1,620,816	0.90%	3.51%	4.33%
Investar Vision & Top Spectrum	38,047	$15.414895	$586,498	1.40%	3.00%	3.02%
Top Explorer	165,344	$15.619359	$2,582,560	1.30%	3.10%	4.60%
Oncore & Firstar Oncore Flex	45,354	$13.946766	$632,540	1.50%	2.90%	3.44%
Oncore & Firstar Oncore Value	1,475,155	$14.682343	$21,658,735	0.90%	3.51%	4.23%
Oncore & Firstar Oncore Premier	2,954,020	$14.066421	$41,552,498	1.40%	3.00%	3.97%
Oncore & Firstar Oncore Xtra	2,543,484	$14.066421	$35,777,717	1.40%	3.00%	3.97%
Oncore & Firstar Oncore Lite	2,663,961	$14.066421	$37,472,395	1.40%	3.00%	3.97%
Oncore Ultra	24,936	$14.066421	$350,764	1.40%	2.74%	3.97%	8/7/06

	10,069,921		$145,124,908

2005
Top I	6,131	$42.621163	$261,309	1.10%	–0.67%	3.43%
Top Tradition	83,474	$38.547683	$3,217,742	1.10%	–0.67%	3.50%
Top Plus	74,786	$17.875999	$1,336,875	0.90%	–0.48%	3.42%
Investar Vision & Top Spectrum	50,332	$14.965486	$753,250	1.40%	–0.96%	3.21%
Top Explorer	98,933	$15.149050	$1,498,744	1.30%	–0.87%	3.12%
Oncore & Firstar Oncore Flex	50,040	$13.553460	$678,217	1.50%	–1.06%	3.74%
Oncore & Firstar Oncore Value	1,063,209	$14.184181	$15,080,754	0.90%	–0.48%	4.95%
Oncore & Firstar Oncore Premier	2,551,114	$13.656320	$34,838,836	1.40%	–0.96%	4.23%
Oncore & Firstar Oncore Xtra	2,336,454	$13.656320	$31,907,364	1.40%	–0.96%	4.23%
Oncore & Firstar Oncore Lite	1,837,114	$13.656320	$25,088,185	1.40%	–0.96%	4.23%

	8,151,587		$114,661,276

2004
Top I	6,923	$42.909437	$297,074	1.10%	4.73%	0.00%
Top Tradition	91,364	$38.808413	$3,545,686	1.10%	4.73%	0.00%
Top Plus	88,151	$17.961382	$1,583,322	0.90%	4.94%	0.00%
Investar Vision & Top Spectrum	62,994	$15.111299	$951,914	1.40%	4.42%	0.00%
Top Explorer	127,643	$15.281586	$1,950,589	1.30%	4.53%	0.00%
Oncore & Firstar Oncore Flex	59,475	$13.698981	$814,740	1.50%	4.32%	0.00%
Oncore & Firstar Oncore Value	604,979	$14.251932	$8,622,115	0.90%	4.94%	0.00%
Oncore & Firstar Oncore Premier	1,912,728	$13.789373	$26,375,328	1.40%	4.42%	0.00%
Oncore & Firstar Oncore Xtra	2,045,598	$13.789373	$28,207,517	1.40%	4.42%	0.00%
Oncore & Firstar Oncore Lite	1,034,178	$13.789373	$14,260,665	1.40%	4.42%	0.00%

	6,034,033		$86,608,950

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Omni Subaccount
2008
Top I	13,735	$28.490006	$391,317	1.10%	–32.21%	2.08%
Top Tradition	231,895	$28.424848	$6,591,588	1.10%	–32.21%	2.19%
Top Plus	68,938	$12.094736	$833,784	0.90%	–32.07%	1.96%
Investar Vision & Top Spectrum	19,400	$8.151275	$158,135	1.40%	–32.41%	1.86%
Top Explorer	120,533	$8.324270	$1,003,349	1.30%	–32.34%	2.14%
Oncore Flex	3,061	$6.322200	$19,351	1.50%	–32.48%	1.51%
Oncore Value	232,840	$6.735581	$1,568,314	0.90%	–32.07%	2.53%
Oncore Premier	384,648	$6.389112	$2,457,551	1.40%	–32.41%	2.25%
Oncore Xtra	379,776	$6.389112	$2,426,432	1.40%	–32.41%	2.25%
Oncore Lite	203,292	$6.389112	$1,298,858	1.40%	–32.41%	2.25%

	1,658,118		$16,748,679

2007
Top I	18,665	$42.025297	$784,412	1.10%	5.82%	1.63%
Top Tradition	271,907	$41.929193	$11,400,860	1.10%	5.82%	1.67%
Top Plus	93,567	$17.805339	$1,665,997	0.90%	6.03%	1.63%
Investar Vision & Top Spectrum	27,967	$12.059719	$337,269	1.40%	5.50%	1.45%
Top Explorer	149,883	$12.303441	$1,844,074	1.30%	5.61%	1.61%
Oncore Flex	6,386	$9.362899	$59,789	1.50%	5.40%	1.63%
Oncore & Firstar Oncore Value	214,007	$9.915825	$2,122,053	0.90%	6.03%	1.63%
Oncore & Firstar Oncore Premier	418,483	$9.452615	$3,955,764	1.40%	5.50%	1.63%
Oncore & Firstar Oncore Xtra	431,740	$9.452615	$4,081,070	1.40%	5.50%	1.63%
Oncore & Firstar Oncore Lite	251,215	$9.452615	$2,374,638	1.40%	5.50%	1.63%

	1,883,820		$28,625,926

2006
Top I	22,695	$39.714550	$901,333	1.10%	12.09%	1.27%
Top Tradition	309,347	$39.623730	$12,257,485	1.10%	12.09%	1.22%
Top Plus	110,600	$16.792834	$1,857,291	0.90%	12.31%	1.22%
Investar Vision & Top Spectrum	41,259	$11.430622	$471,617	1.40%	11.76%	1.12%
Top Explorer	180,815	$11.650056	$2,106,504	1.30%	11.87%	1.21%
Oncore Flex	6,811	$8.883281	$60,508	1.50%	11.65%	1.31%
Oncore & Firstar Oncore Value	251,138	$9.351958	$2,348,631	0.90%	12.31%	1.35%
Oncore & Firstar Oncore Premier	488,630	$8.959519	$4,377,890	1.40%	11.76%	1.29%
Oncore & Firstar Oncore Xtra	464,957	$8.959519	$4,165,789	1.40%	11.76%	1.29%
Oncore & Firstar Oncore Lite	305,343	$8.959519	$2,735,724	1.40%	11.76%	1.29%

	2,181,595		$31,282,772

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Omni Subaccount (continued)
2005
Top I	25,224	$35.432087	$893,733	1.10%	8.30%	1.19%
Top Tradition	372,611	$35.351060	$13,172,181	1.10%	8.30%	1.20%
Top Plus	136,855	$14.952467	$2,046,327	0.90%	8.51%	1.21%
Investar Vision & Top Spectrum	62,008	$10.228225	$634,229	1.40%	7.98%	1.06%
Top Explorer	217,854	$10.414309	$2,268,794	1.30%	8.08%	1.18%
Oncore & Firstar Oncore Flex	7,131	$7.956659	$56,737	1.50%	7.87%	1.29%
Oncore & Firstar Oncore Value	236,240	$8.327064	$1,967,184	0.90%	8.51%	1.35%
Oncore & Firstar Oncore Premier	524,881	$8.017060	$4,207,999	1.40%	7.98%	1.27%
Oncore & Firstar Oncore Xtra	448,568	$8.017060	$3,596,195	1.40%	7.98%	1.27%
Oncore & Firstar Oncore Lite	322,242	$8.017060	$2,583,452	1.40%	7.98%	1.27%

	2,353,614		$31,426,831

2004
Top I	31,922	$32.717333	$1,044,410	1.10%	5.95%	1.31%
Top Tradition	444,510	$32.642511	$14,509,935	1.10%	5.95%	1.32%
Top Plus	170,747	$13.779581	$2,352,818	0.90%	6.16%	1.22%
Investar Vision & Top Spectrum	89,833	$9.472492	$850,938	1.40%	5.63%	1.22%
Top Explorer	260,177	$9.635338	$2,506,894	1.30%	5.74%	1.28%
Oncore & Firstar Oncore Flex	7,425	$7.376007	$54,770	1.50%	5.53%	1.48%
Oncore & Firstar Oncore Value	249,892	$7.673885	$1,917,644	0.90%	6.16%	2.62%
Oncore & Firstar Oncore Premier	572,873	$7.424696	$4,253,407	1.40%	5.63%	2.70%
Oncore & Firstar Oncore Xtra	509,906	$7.424696	$3,785,896	1.40%	5.63%	2.70%
Oncore & Firstar Oncore Lite	370,533	$7.424696	$2,751,094	1.40%	5.63%	2.70%

	2,707,818		$34,027,806

International Subaccount
2008
Top I	9,260	$12.998627	$120,362	1.10%	–46.67%	0.00%
Top Tradition	384,246	$12.998627	$4,994,665	1.10%	–46.67%	0.00%
Top Plus	62,966	$11.696021	$736,457	0.90%	–46.56%	0.00%
Investar Vision & Top Spectrum	11,303	$7.567678	$85,539	1.40%	–46.83%	0.00%
Top Explorer	107,596	$7.464374	$803,137	1.30%	–46.77%	0.00%
Oncore Flex	56,213	$6.758136	$379,898	1.50%	–46.88%	0.00%
Oncore Value	3,873,841	$7.200085	$27,891,984	0.90%	–46.56%	0.00%
Oncore Premier	4,958,471	$6.829666	$33,864,710	1.40%	–46.83%	0.00%
Oncore Xtra	4,183,222	$6.829666	$28,570,006	1.40%	–46.83%	0.00%
Oncore Lite	8,401,936	$6.829666	$57,382,413	1.40%	–46.83%	0.00%
Oncore Ultra	349,678	$6.829666	$2,388,182	1.40%	–46.83%	0.00%
Oncore Wrap	689	$6.099202	$4,199	0.65%	–46.43%	0.00%

	22,399,421		$157,221,552

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Subaccount (continued)
2007
Top I	14,771	$24.372668	$360,001	1.10%	8.25%	0.00%
Top Tradition	456,421	$24.372668	$11,124,190	1.10%	8.25%	0.00%
Top Plus	82,092	$21.886604	$1,796,713	0.90%	8.46%	0.00%
Investar Vision & Top Spectrum	13,542	$14.231901	$192,723	1.40%	7.93%	0.00%
Top Explorer	132,933	$14.023676	$1,864,214	1.30%	8.03%	0.00%
Oncore & Firstar Oncore Flex	71,412	$12.722066	$908,504	1.50%	7.82%	0.00%
Oncore & Firstar Oncore Value	4,608,645	$13.473412	$62,094,174	0.90%	8.46%	0.00%
Oncore & Firstar Oncore Premier	5,322,131	$12.843968	$68,357,289	1.40%	7.93%	0.00%
Oncore & Firstar Oncore Xtra	4,664,023	$12.843968	$59,904,568	1.40%	7.93%	0.00%
Oncore & Firstar Oncore Lite	9,986,947	$12.843968	$128,272,030	1.40%	7.93%	0.00%
Oncore Ultra	427,705	$12.843968	$5,493,426	1.40%	7.93%	0.00%
Oncore Wrap	2,540	$11.384921	$28,920	0.65%	8.73%	0.00%

	25,783,162		$340,396,752

2006
Top I	19,796	$22.515622	$445,711	1.10%	17.93%	0.16%
Top Tradition	544,620	$22.515622	$12,262,463	1.10%	17.93%	0.15%
Top Plus	102,521	$20.178725	$2,068,748	0.90%	18.17%	0.14%
Investar Vision & Top Spectrum	27,810	$13.186768	$366,718	1.40%	17.58%	0.14%
Top Explorer	167,510	$12.980927	$2,174,440	1.30%	17.70%	0.15%
Oncore & Firstar Oncore Flex	42,877	$11.799501	$505,930	1.50%	17.47%	0.18%
Oncore & Firstar Oncore Value	4,227,006	$12.422039	$52,508,031	0.90%	18.17%	0.19%
Oncore & Firstar Oncore Premier	5,225,276	$11.900764	$62,184,782	1.40%	17.58%	0.19%
Oncore & Firstar Oncore Xtra	4,423,794	$11.900764	$52,646,528	1.40%	17.58%	0.19%
Oncore & Firstar Oncore Lite	8,151,307	$11.900764	$97,006,778	1.40%	17.58%	0.19%
Oncore Ultra	125,402	$11.900764	$1,492,375	1.40%	9.70%	0.19%	8/7/06

	23,057,919		$283,662,504

2005
Top I	21,559	$19.091962	$411,606	1.10%	8.21%	0.04%
Top Tradition	616,609	$19.091962	$11,772,272	1.10%	8.21%	0.04%
Top Plus	129,409	$17.076646	$2,209,867	0.90%	8.42%	0.04%
Investar Vision & Top Spectrum	37,720	$11.214716	$423,014	1.40%	7.89%	0.04%
Top Explorer	195,976	$11.028787	$2,161,373	1.30%	8.00%	0.05%
Oncore & Firstar Oncore Flex	36,228	$10.044769	$363,900	1.50%	7.79%	0.05%
Oncore & Firstar Oncore Value	2,725,079	$10.512396	$28,647,114	0.90%	8.42%	0.07%
Oncore & Firstar Oncore Premier	3,962,206	$10.121037	$40,101,633	1.40%	7.89%	0.06%
Oncore & Firstar Oncore Xtra	3,183,325	$10.121037	$32,218,553	1.40%	7.89%	0.06%
Oncore & Firstar Oncore Lite	5,032,602	$10.121037	$50,935,156	1.40%	7.89%	0.06%

	15,940,713		$169,244,488

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Subaccount (continued)
2004
Top I	30,030	$17.643397	$529,833	1.10%	11.74%	0.00%
Top Tradition	706,998	$17.643397	$12,473,845	1.10%	11.74%	0.00%
Top Plus	167,103	$15.749854	$2,631,855	0.90%	11.96%	0.00%
Investar Vision & Top Spectrum	44,121	$10.394495	$458,611	1.40%	11.41%	0.00%
Top Explorer	183,083	$10.212099	$1,869,657	1.30%	11.52%	0.00%
Oncore & Firstar Oncore Flex	29,221	$9.319260	$272,319	1.50%	11.30%	0.00%
Oncore & Firstar Oncore Value	1,017,534	$9.695624	$9,865,629	0.90%	11.96%	0.00%
Oncore & Firstar Oncore Premier	1,960,786	$9.380801	$18,393,746	1.40%	11.41%	0.00%
Oncore & Firstar Oncore Xtra	1,843,156	$9.380801	$17,290,282	1.40%	11.41%	0.00%
Oncore & Firstar Oncore Lite	1,858,646	$9.380801	$17,435,587	1.40%	11.41%	0.00%

	7,840,678		$81,221,364

Capital Appreciation Subaccount
2008
Top I	3,078	$19.602997	$60,334	1.10%	–39.67%	0.54%
Top Tradition	159,404	$19.602997	$3,124,804	1.10%	–39.67%	0.60%
Top Plus	58,679	$22.336493	$1,310,688	0.90%	–39.55%	0.53%
Investar Vision & Top Spectrum	15,501	$14.539479	$225,373	1.40%	–39.85%	0.57%
Top Explorer	105,686	$14.745839	$1,558,431	1.30%	–39.79%	0.56%
Oncore Flex	20,367	$11.920878	$242,793	1.50%	–39.91%	0.68%
Oncore Value	978,661	$12.700208	$12,429,194	0.90%	–39.55%	0.62%
Oncore Premier	1,571,516	$12.046969	$18,932,000	1.40%	–39.85%	0.62%
Oncore Xtra	1,417,056	$12.046969	$17,071,234	1.40%	–39.85%	0.62%
Oncore Lite	1,876,189	$12.046969	$22,602,388	1.40%	–39.85%	0.62%
Oncore Ultra	5,215	$12.046969	$62,824	1.40%	–39.85%	0.62%

	6,211,352		$77,620,063

2007
Top I	5,104	$32.494643	$165,837	1.10%	2.69%	0.45%
Top Tradition	198,291	$32.494643	$6,443,400	1.10%	2.69%	0.42%
Top Plus	87,954	$36.952052	$3,250,098	0.90%	2.89%	0.40%
Investar Vision & Top Spectrum	21,920	$24.173108	$529,881	1.40%	2.38%	0.32%
Top Explorer	149,506	$24.491860	$3,661,681	1.30%	2.48%	0.42%
Oncore & Firstar Oncore Flex	28,508	$19.839131	$565,570	1.50%	2.28%	0.41%
Oncore & Firstar Oncore Value	1,069,894	$21.010409	$22,478,907	0.90%	2.89%	0.41%
Oncore & Firstar Oncore Premier	1,783,235	$20.029111	$35,716,606	1.40%	2.38%	0.42%
Oncore & Firstar Oncore Xtra	1,666,413	$20.029111	$33,376,767	1.40%	2.38%	0.42%
Oncore & Firstar Oncore Lite	1,985,561	$20.029111	$39,769,028	1.40%	2.38%	0.42%
Oncore Ultra	5,037	$20.029111	$100,891	1.40%	2.38%	0.42%
Oncore Wrap	1,549	$10.813932	$16,748	0.65%	3.15%	0.62%

	7,002,972		$146,075,414

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2006
Top I	5,166	$31.644144	$163,471	1.10%	15.11%	0.41%
Top Tradition	231,561	$31.644144	$7,327,561	1.10%	15.11%	0.42%
Top Plus	110,552	$35.913264	$3,970,273	0.90%	15.34%	0.43%
Investar Vision & Top Spectrum	34,030	$23.610662	$803,476	1.40%	14.77%	0.40%
Top Explorer	172,877	$23.898237	$4,131,462	1.30%	14.88%	0.44%
Oncore & Firstar Oncore Flex	29,599	$19.396740	$574,130	1.50%	14.66%	0.41%
Oncore & Firstar Oncore Value	1,336,766	$20.419769	$27,296,453	0.90%	15.34%	0.53%
Oncore & Firstar Oncore Premier	2,083,194	$19.563088	$40,753,690	1.40%	14.77%	0.51%
Oncore & Firstar Oncore Xtra	1,887,189	$19.563088	$36,919,253	1.40%	14.77%	0.51%
Oncore & Firstar Oncore Lite	2,324,128	$19.563088	$45,467,122	1.40%	14.77%	0.51%
Oncore Ultra	3,155	$19.563088	$61,714	1.40%	11.18%	0.51%	8/7/06

	8,218,217		$167,468,605

2005
Top I	6,683	$27.490513	$183,719	1.10%	4.12%	0.56%
Top Tradition	297,867	$27.490513	$8,188,506	1.10%	4.12%	0.50%
Top Plus	137,079	$31.137683	$4,268,319	0.90%	4.33%	0.48%
Investar Vision & Top Spectrum	47,804	$20.572205	$983,434	1.40%	3.82%	0.46%
Top Explorer	201,904	$20.802256	$4,200,060	1.30%	3.92%	0.49%
Oncore & Firstar Oncore Flex	38,144	$16.917170	$645,294	1.50%	3.72%	0.42%
Oncore & Firstar Oncore Value	953,450	$17.704447	$16,880,302	0.90%	4.33%	0.80%
Oncore & Firstar Oncore Premier	1,804,587	$17.045507	$30,760,094	1.40%	3.82%	0.69%
Oncore & Firstar Oncore Xtra	1,576,423	$17.045507	$26,870,932	1.40%	3.82%	0.69%
Oncore & Firstar Oncore Lite	1,550,322	$17.045507	$26,426,038	1.40%	3.82%	0.69%

	6,614,263		$119,406,698

2004
Top I	9,412	$26.401629	$248,485	1.10%	11.27%	0.37%
Top Tradition	352,542	$26.401629	$9,307,696	1.10%	11.27%	0.36%
Top Plus	178,030	$29.845326	$5,313,371	0.90%	11.49%	0.36%
Investar Vision & Top Spectrum	65,541	$19.815804	$1,298,741	1.40%	10.94%	0.34%
Top Explorer	245,754	$20.017664	$4,919,414	1.30%	11.05%	0.38%
Oncore & Firstar Oncore Flex	61,316	$16.311173	$1,000,134	1.50%	10.83%	0.35%
Oncore & Firstar Oncore Value	390,386	$16.969627	$6,624,712	0.90%	11.49%	0.50%
Oncore & Firstar Oncore Premier	1,135,299	$16.418770	$18,640,209	1.40%	10.94%	0.48%
Oncore & Firstar Oncore Xtra	1,102,890	$16.418770	$18,108,091	1.40%	10.94%	0.48%
Oncore & Firstar Oncore Lite	494,374	$16.418770	$8,117,015	1.40%	10.94%	0.48%

	4,035,544		$73,577,868

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount
2008
Top I	5,039	$17.857072	$89,980	1.10%	–43.17%	0.00%
Top Tradition	205,671	$17.857072	$3,672,686	1.10%	–43.17%	0.00%
Top Plus	38,019	$23.861632	$907,199	0.90%	–43.05%	0.00%
Investar Vision & Top Spectrum	18,323	$12.309807	$225,550	1.40%	–43.34%	0.00%
Top Explorer	105,591	$14.586856	$1,540,241	1.30%	–43.28%	0.00%
Oncore Flex	8,144	$5.386366	$43,864	1.50%	–43.39%	0.00%
Oncore Value	176,362	$5.681866	$1,002,068	0.90%	–43.05%	0.00%
Oncore Premier	402,782	$5.434397	$2,188,874	1.40%	–43.34%	0.00%
Oncore Xtra	565,519	$5.434397	$3,073,253	1.40%	–43.34%	0.00%
Oncore Lite	278,444	$5.434397	$1,513,174	1.40%	–43.34%	0.00%
Oncore Ultra	23,279	$5.434397	$126,509	1.40%	–43.34%	0.00%
Oncore Wrap	1,310	$7.521732	$9,856	0.65%	–42.91%	0.00%

	1,828,483		$14,393,254

2007
Top I	5,570	$31.420615	$175,020	1.10%	24.65%	0.00%
Top Tradition	234,127	$31.420615	$7,356,422	1.10%	24.65%	0.00%
Top Plus	50,717	$41.902415	$2,125,165	0.90%	24.90%	0.00%
Investar Vision & Top Spectrum	22,068	$21.724513	$479,422	1.40%	24.28%	0.00%
Top Explorer	123,793	$25.717509	$3,183,659	1.30%	24.40%	0.00%
Oncore & Firstar Oncore Flex	58,689	$9.515363	$558,449	1.50%	24.16%	0.00%
Oncore & Firstar Oncore Value	211,240	$9.977686	$2,107,687	0.90%	24.90%	0.00%
Oncore & Firstar Oncore Premier	436,027	$9.590695	$4,181,784	1.40%	24.28%	0.00%
Oncore & Firstar Oncore Xtra	578,338	$9.590695	$5,546,662	1.40%	24.28%	0.00%
Oncore & Firstar Oncore Lite	321,878	$9.590695	$3,087,038	1.40%	24.28%	0.00%
Oncore Ultra	3,745	$9.590695	$35,915	1.40%	24.28%	0.00%
Oncore Wrap	1,888	$13.175709	$24,876	0.65%	25.21%	0.00%

	2,048,080		$28,862,099

2006
Top I	7,332	$25.207116	$184,820	1.10%	6.21%	0.00%
Top Tradition	283,025	$25.207116	$7,134,248	1.10%	6.21%	0.00%
Top Plus	65,531	$33.549246	$2,198,500	0.90%	6.42%	0.00%
Investar Vision & Top Spectrum	28,776	$17.480433	$503,013	1.40%	5.90%	0.00%
Top Explorer	150,506	$20.672814	$3,111,383	1.30%	6.00%	0.00%
Oncore & Firstar Oncore Flex	15,672	$7.664032	$120,112	1.50%	5.79%	0.00%
Oncore & Firstar Oncore Value	186,890	$7.988646	$1,493,001	0.90%	6.42%	0.00%
Oncore & Firstar Oncore Premier	513,319	$7.717060	$3,961,319	1.40%	5.90%	0.00%
Oncore & Firstar Oncore Xtra	543,092	$7.717060	$4,191,071	1.40%	5.90%	0.00%
Oncore & Firstar Oncore Lite	125,250	$7.717060	$966,561	1.40%	5.90%	0.00%

	1,919,393		$23,864,028

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount (continued)
2005
Top I	9,070	$23.732936	$215,260	1.10%	–1.08%	0.00%
Top Tradition	350,949	$23.732936	$8,329,061	1.10%	–1.08%	0.00%
Top Plus	109,228	$31.524814	$3,443,399	0.90%	–0.89%	0.00%
Investar Vision & Top Spectrum	42,489	$16.506873	$701,364	1.40%	–1.38%	0.00%
Top Explorer	218,018	$19.502215	$4,251,840	1.30%	–1.28%	0.00%
Oncore & Firstar Oncore Flex	18,765	$7.244308	$135,937	1.50%	–1.47%	0.00%
Oncore & Firstar Oncore Value	242,251	$7.506592	$1,818,483	0.90%	–0.89%	0.00%
Oncore & Firstar Oncore Premier	631,803	$7.287265	$4,604,114	1.40%	–1.38%	0.00%
Oncore & Firstar Oncore Xtra	614,444	$7.287265	$4,477,618	1.40%	–1.38%	0.00%
Oncore & Firstar Oncore Lite	102,941	$7.287265	$750,147	1.40%	–1.38%	0.00%

	2,339,958		$28,727,223

2004
Top I	16,110	$23.993241	$386,521	1.10%	9.72%	0.00%
Top Tradition	442,116	$23.993241	$10,607,791	1.10%	9.72%	0.00%
Top Plus	162,308	$31.807684	$5,162,655	0.90%	9.94%	0.00%
Investar Vision & Top Spectrum	59,278	$16.737295	$992,158	1.40%	9.40%	0.00%
Top Explorer	272,018	$19.754975	$5,373,713	1.30%	9.50%	0.00%
Oncore & Firstar Oncore Flex	23,795	$7.352652	$174,955	1.50%	9.29%	0.00%
Oncore & Firstar Oncore Value	343,161	$7.573944	$2,599,079	0.90%	9.94%	0.00%
Oncore & Firstar Oncore Premier	717,035	$7.388987	$5,298,160	1.40%	9.40%	0.00%
Oncore & Firstar Oncore Xtra	698,642	$7.388987	$5,162,258	1.40%	9.40%	0.00%
Oncore & Firstar Oncore Lite	68,265	$7.388987	$504,413	1.40%	9.40%	0.00%

	2,802,728		$36,261,703

International Small-Mid Company Subaccount
2008
Top I	969	$17.253043	$16,714	1.10%	–51.83%	0.00%
Top Tradition	87,580	$17.253043	$1,511,028	1.10%	–51.83%	0.00%
Top Plus	20,616	$18.910776	$389,856	0.90%	–51.74%	0.00%
Investar Vision & Top Spectrum	8,163	$14.863768	$121,326	1.40%	–51.98%	0.00%
Top Explorer	59,152	$14.642080	$866,113	1.30%	–51.93%	0.00%
Oncore Flex	85,631	$9.592412	$821,409	1.50%	–52.02%	0.00%
Oncore Value	635,068	$10.138866	$6,438,872	0.90%	–51.74%	0.00%
Oncore Premier	554,765	$9.681153	$5,370,774	1.40%	–51.98%	0.00%
Oncore Xtra	686,083	$9.681153	$6,642,072	1.40%	–51.98%	0.00%
Oncore Lite	1,657,123	$9.681153	$16,042,861	1.40%	–51.98%	0.00%
Oncore Ultra	25,493	$9.681153	$246,802	1.40%	–51.98%	0.00%
Oncore Wrap	6,696	$6.180948	$41,386	0.65%	–51.62%	0.00%

	3,827,339		$38,509,213

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Small-Mid Company Subaccount (continued)
2007
Top I	4,833	$35.819984	$173,133	1.10%	16.19%	0.00%
Top Tradition	111,787	$35.819984	$4,004,202	1.10%	16.19%	0.00%
Top Plus	28,602	$39.183506	$1,120,746	0.90%	16.42%	0.00%
Investar Vision & Top Spectrum	8,696	$30.951626	$269,156	1.40%	15.85%	0.00%
Top Explorer	70,236	$30.459692	$2,139,352	1.30%	15.96%	0.00%
Oncore Flex	54,399	$19.994599	$1,087,691	1.50%	15.73%	0.00%
Oncore & Firstar Oncore Value	603,053	$21.007936	$12,668,895	0.90%	16.42%	0.00%
Oncore & Firstar Oncore Premier	590,750	$20.159593	$11,909,259	1.40%	15.85%	0.00%
Oncore & Firstar Oncore Xtra	704,974	$20.159593	$14,211,989	1.40%	15.85%	0.00%
Oncore & Firstar Oncore Lite	1,451,256	$20.159593	$29,256,740	1.40%	15.85%	0.00%
Oncore Ultra	12,877	$20.159593	$259,604	1.40%	15.85%	0.00%
Oncore Wrap	4,307	$12.775139	$55,025	0.65%	16.71%	0.00%

	3,645,770		$77,155,792

2006
Top I	4,252	$30.828184	$131,089	1.10%	24.98%	0.09%
Top Tradition	106,511	$30.828184	$3,283,543	1.10%	24.98%	0.12%
Top Plus	32,964	$33.655867	$1,109,426	0.90%	25.22%	0.11%
Investar Vision & Top Spectrum	19,823	$26.717738	$529,622	1.40%	24.61%	0.12%
Top Explorer	86,735	$26.266997	$2,278,261	1.30%	24.73%	0.12%
Oncore & Firstar Oncore Flex	20,359	$17.276637	$351,730	1.50%	24.49%	0.12%
Oncore & Firstar Oncore Value	408,834	$18.044337	$7,377,131	0.90%	25.22%	0.15%
Oncore & Firstar Oncore Premier	455,174	$17.401955	$7,920,916	1.40%	24.61%	0.16%
Oncore & Firstar Oncore Xtra	553,545	$17.401955	$9,632,765	1.40%	24.61%	0.16%
Oncore & Firstar Oncore Lite	763,733	$17.401955	$13,290,452	1.40%	24.61%	0.16%
Oncore Ultra	9,005	$17.401955	$156,712	1.40%	16.58%	0.16%	8/7/06

	2,460,935		$46,061,647

2005
Top I	6,104	$24.667115	$150,563	1.10%	27.60%	0.54%
Top Tradition	116,404	$24.667115	$2,871,350	1.10%	27.60%	0.50%
Top Plus	42,137	$26.876546	$1,132,488	0.90%	27.85%	0.49%
Investar Vision & Top Spectrum	22,876	$21.441408	$490,500	1.40%	27.22%	0.49%
Top Explorer	88,292	$21.058920	$1,859,339	1.30%	27.35%	0.50%
Oncore & Firstar Oncore Flex	22,385	$13.878402	$310,673	1.50%	27.10%	0.76%
Oncore & Firstar Oncore Value	265,950	$14.409653	$3,832,254	0.90%	27.85%	0.76%
Oncore & Firstar Oncore Premier	352,430	$13.965342	$4,921,808	1.40%	27.22%	0.67%
Oncore & Firstar Oncore Xtra	381,912	$13.965342	$5,333,534	1.40%	27.22%	0.67%
Oncore & Firstar Oncore Lite	263,401	$13.965342	$3,678,476	1.40%	27.22%	0.67%

	1,561,891		$24,580,985

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
International Small-Mid Company Subaccount (continued)
2004
Top I	2,137	$19.332118	$41,306	1.10%	19.55%	0.67%
Top Tradition	116,939	$19.332118	$2,260,673	1.10%	19.55%	0.99%
Top Plus	45,038	$21.022163	$946,800	0.90%	19.79%	0.97%
Investar Vision & Top Spectrum	23,943	$16.853745	$403,522	1.40%	19.20%	1.05%
Top Explorer	82,828	$16.536802	$1,369,708	1.30%	19.32%	1.02%
Oncore & Firstar Oncore Flex	14,030	$10.919657	$153,198	1.50%	19.08%	1.01%
Oncore & Firstar Oncore Value	91,275	$11.270879	$1,028,751	0.90%	19.79%	1.27%
Oncore & Firstar Oncore Premier	263,335	$10.977275	$2,890,720	1.40%	19.20%	1.21%
Oncore & Firstar Oncore Xtra	236,490	$10.977275	$2,596,013	1.40%	19.20%	1.21%
Oncore & Firstar Oncore Lite	52,162	$10.977275	$572,591	1.40%	19.20%	1.21%

	928,177		$12,263,282

Aggressive Growth Subaccount
2008
Top Tradition	118,820	$5.267561	$625,890	1.10%	–44.29%	0.00%
Top Plus	8,280	$6.491756	$53,749	0.90%	–44.18%	0.00%
Investar Vision & Top Spectrum	14,651	$4.881169	$71,514	1.40%	–44.46%	0.00%
Top Explorer	34,315	$5.484400	$188,200	1.30%	–44.40%	0.00%
Oncore Flex	97,882	$4.136035	$404,845	1.50%	–44.51%	0.00%
Oncore Value	361,540	$4.362990	$1,577,394	0.90%	–44.18%	0.00%
Oncore Premier	256,467	$4.172940	$1,070,229	1.40%	–44.46%	0.00%
Oncore Xtra	253,547	$4.172940	$1,058,035	1.40%	–44.46%	0.00%
Oncore Lite	1,188,717	$4.172940	$4,960,443	1.40%	–44.46%	0.00%
Oncore Ultra	20,383	$4.172940	$85,056	1.40%	–44.46%	0.00%
Oncore Wrap	1,845	$7.467061	$13,774	0.65%	–44.04%	0.00%

	2,356,447		$10,109,129

2007
Top I	6,173	$9.455742	$58,375	1.10%	28.14%	0.00%
Top Tradition	131,916	$9.455742	$1,247,363	1.10%	28.14%	0.00%
Top Plus	10,171	$11.630056	$118,284	0.90%	28.39%	0.00%
Investar Vision & Top Spectrum	15,976	$8.788292	$140,402	1.40%	27.75%	0.00%
Top Explorer	36,424	$9.864558	$359,310	1.30%	27.88%	0.00%
Oncore Flex	79,566	$7.454100	$593,093	1.50%	27.63%	0.00%
Oncore Value	79,710	$7.816341	$623,041	0.90%	28.39%	0.00%
Oncore & Firstar Oncore Premier	231,213	$7.513151	$1,737,137	1.40%	27.75%	0.00%
Oncore & Firstar Oncore Xtra	172,964	$7.513151	$1,299,503	1.40%	27.75%	0.00%
Oncore & Firstar Oncore Lite	830,444	$7.513151	$6,239,254	1.40%	27.75%	0.00%
Oncore Ultra	5,995	$7.513151	$45,042	1.40%	27.75%	0.00%

	1,600,552		$12,460,804

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount (continued)
2006
Top Tradition	143,803	$7.379507	$1,061,195	1.10%	4.63%	0.00%
Top Plus	15,359	$9.058347	$139,124	0.90%	4.84%	0.00%
Investar Vision & Top Spectrum	18,438	$6.879063	$126,838	1.40%	4.32%	0.00%
Top Explorer	36,789	$7.713855	$283,787	1.30%	4.42%	0.00%
Oncore Flex	15,125	$5.840504	$88,337	1.50%	4.22%	0.00%
Oncore & Firstar Oncore Value	47,341	$6.087941	$288,207	0.90%	4.84%	0.00%
Oncore & Firstar Oncore Premier	124,670	$5.880952	$733,182	1.40%	4.32%	0.00%
Oncore & Firstar Oncore Xtra	166,904	$5.880952	$981,556	1.40%	4.32%	0.00%
Oncore & Firstar Oncore Lite	262,597	$5.880952	$1,544,319	1.40%	4.32%	0.00%
Oncore Ultra	2,192	$5.880952	$12,890	1.40%	12.18%	0.00%	8/7/06

	833,218		$5,259,435

2005
Top Tradition	162,770	$7.052988	$1,148,017	1.10%	12.05%	0.02%
Top Plus	25,046	$8.640452	$216,407	0.90%	12.27%	0.02%
Investar Vision & Top Spectrum	19,393	$6.594137	$127,879	1.40%	11.72%	0.02%
Top Explorer	52,726	$7.387077	$389,493	1.30%	11.83%	0.02%
Oncore Flex	25,766	$5.604112	$144,397	1.50%	11.61%	0.02%
Oncore Value	25,661	$5.807078	$149,018	0.90%	12.27%	0.02%
Oncore & Firstar Oncore Premier	139,309	$5.637364	$785,335	1.40%	11.72%	0.02%
Oncore & Firstar Oncore Xtra	168,971	$5.637364	$952,548	1.40%	11.72%	0.02%
Oncore & Firstar Oncore Lite	19,683	$5.637364	$110,961	1.40%	11.72%	0.02%

	639,325		$4,024,055

2004
Top I	422	$6.294415	$2,657	1.10%	7.77%	0.00%
Top Tradition	192,494	$6.294415	$1,211,636	1.10%	7.77%	0.00%
Top Plus	33,943	$7.695920	$261,224	0.90%	7.98%	0.00%
Investar Vision & Top Spectrum	25,931	$5.902318	$153,054	1.40%	7.45%	0.00%
Top Explorer	64,534	$6.605557	$426,282	1.30%	7.56%	0.00%
Oncore Flex	25,098	$5.021097	$126,020	1.50%	7.34%	0.00%
Oncore & Firstar Oncore Value	32,977	$5.172269	$170,565	0.90%	7.98%	0.00%
Oncore & Firstar Oncore Premier	148,721	$5.045926	$750,436	1.40%	7.45%	0.00%
Oncore & Firstar Oncore Xtra	214,747	$5.045926	$1,083,599	1.40%	7.45%	0.00%
Oncore & Firstar Oncore Lite	8,056	$5.045926	$40,648	1.40%	7.45%	0.00%

	746,923		$4,226,121

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount
2008
Top I	3,697	$5.925357	$21,908	1.10%	–48.26%	0.00%
Top Tradition	66,136	$8.776039	$580,408	1.10%	–48.26%	0.00%
Top Plus	15,116	$8.987221	$135,850	0.90%	–48.16%	0.00%
Top Explorer	38,383	$10.170176	$390,364	1.30%	–48.36%	0.00%
Oncore Flex	34,404	$3.814403	$131,231	1.50%	–48.47%	0.00%
Oncore Value	353,020	$4.015988	$1,417,723	0.90%	–48.16%	0.00%
Oncore Premier	124,656	$3.847203	$479,577	1.40%	–48.41%	0.00%
Oncore Xtra	237,509	$3.847203	$913,744	1.40%	–48.41%	0.00%
Oncore Lite	517,731	$3.847203	$1,991,816	1.40%	–48.41%	0.00%
Oncore Ultra	19,411	$3.847203	$74,680	1.40%	–48.41%	0.00%

	1,410,063		$6,137,301

2007
Top I	3,861	$11.452285	$44,222	1.10%	13.37%	0.00%
Top Tradition	73,916	$16.961958	$1,253,769	1.10%	13.37%	0.00%
Top Plus	29,381	$17.335515	$509,337	0.90%	13.60%	0.00%
Top Explorer	45,524	$19.695594	$896,626	1.30%	13.15%	0.00%
Oncore & Firstar Oncore Flex	16,930	$7.401682	$125,312	1.50%	12.92%	0.00%
Oncore & Firstar Oncore Value	210,415	$7.746449	$1,629,972	0.90%	13.60%	0.00%
Oncore & Firstar Oncore Premier	183,846	$7.457924	$1,371,096	1.40%	13.03%	0.00%
Oncore & Firstar Oncore Xtra	246,518	$7.457924	$1,838,512	1.40%	13.03%	0.00%
Oncore & Firstar Oncore Lite	424,893	$7.457924	$3,168,821	1.40%	13.03%	0.00%
Oncore Ultra	13,623	$7.457924	$101,600	1.40%	13.03%	0.00%

	1,248,907		$10,939,267

2006
Top I	3,805	$10.101594	$38,435	1.10%	24.24%	0.00%
Top Tradition	82,488	$14.961463	$1,234,136	1.10%	24.24%	0.00%
Top Plus	38,981	$15.260526	$594,878	0.90%	24.49%	0.00%
Investar Vision & Top Spectrum	2,257	$9.889130	$22,323	1.40%	23.87%	0.00%
Top Explorer	55,930	$17.407230	$973,579	1.30%	24.00%	0.00%
Oncore Flex	4,022	$6.554696	$26,365	1.50%	23.75%	0.00%
Oncore & Firstar Oncore Value	85,102	$6.819230	$580,331	0.90%	24.49%	0.00%
Oncore & Firstar Oncore Premier	149,634	$6.597966	$987,274	1.40%	23.87%	0.00%
Oncore & Firstar Oncore Xtra	166,666	$6.597966	$1,099,659	1.40%	23.87%	0.00%
Oncore Lite	144,978	$6.597966	$956,561	1.40%	23.87%	0.00%
Oncore Ultra	1,518	$6.597966	$10,014	1.40%	25.35%	0.00%	8/7/06

	735,381		$6,523,555

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount (continued)
2005
Top I	4,190	$8.130715	$34,065	1.10%	5.32%	0.00%
Top Tradition	97,972	$12.042400	$1,179,817	1.10%	5.32%	0.00%
Top Plus	48,640	$12.258855	$596,272	0.90%	5.53%	0.00%
Investar Vision & Top Spectrum	2,258	$7.983258	$18,024	1.40%	5.01%	0.00%
Top Explorer	64,456	$14.038597	$904,865	1.30%	5.12%	0.00%
Oncore Flex	4,023	$5.296644	$21,310	1.50%	4.91%	0.00%
Oncore & Firstar Oncore Value	79,387	$5.477934	$434,875	0.90%	5.53%	0.00%
Oncore & Firstar Oncore Premier	173,681	$5.326372	$925,088	1.40%	5.01%	0.00%
Oncore & Firstar Oncore Xtra	194,351	$5.326372	$1,035,186	1.40%	5.01%	0.00%
Oncore Lite	118,685	$5.326372	$632,169	1.40%	5.01%	0.00%

	787,643		$5,781,671

2004
Top I	1,864	$7.719698	$14,387	1.10%	10.23%	0.00%
Top Tradition	122,489	$11.433639	$1,400,500	1.10%	10.23%	0.00%
Top Plus	55,394	$11.616196	$643,473	0.90%	10.45%	0.00%
Investar Vision & Top Spectrum	2,692	$7.602113	$20,462	1.40%	9.90%	0.00%
Top Explorer	84,511	$13.355197	$1,128,655	1.30%	10.01%	0.00%
Oncore Flex	5,361	$5.048725	$27,066	1.50%	9.79%	0.00%
Oncore & Firstar Oncore Value	76,298	$5.190763	$396,045	0.90%	10.45%	0.00%
Oncore & Firstar Oncore Premier	158,973	$5.072075	$806,324	1.40%	9.90%	0.00%
Oncore & Firstar Oncore Xtra	195,801	$5.072075	$993,118	1.40%	9.90%	0.00%
Oncore Lite	67,691	$5.072075	$343,333	1.40%	9.90%	0.00%

	771,074		$5,773,363

Mid Cap Opportunity Subaccount
2008
Top I	2,317	$8.163265	$18,918	1.10%	–51.82%	0.00%
Top Tradition	232,618	$14.211091	$3,305,755	1.10%	–51.82%	0.00%
Top Plus	74,258	$14.552847	$1,080,660	0.90%	–51.73%	0.00%
Investar Vision & Top Spectrum	807	$8.959753	$7,233	1.40%	–51.97%	0.00%
Top Explorer	153,983	$14.084575	$2,168,783	1.30%	–51.92%	0.00%
Oncore Flex	48,895	$8.865911	$433,498	1.50%	–52.01%	0.00%
Oncore Value	1,065,720	$9.445690	$10,066,461	0.90%	–51.73%	0.00%
Oncore Premier	1,071,666	$8.959753	$9,601,858	1.40%	–51.97%	0.00%
Oncore Xtra	890,849	$8.959753	$7,981,790	1.40%	–51.97%	0.00%
Oncore Lite	2,987,136	$8.959753	$26,764,001	1.40%	–51.97%	0.00%
Oncore Ultra	161,837	$8.959753	$1,450,023	1.40%	–51.97%	0.00%
Oncore Wrap	4,655	$5.892630	$27,428	0.65%	–51.61%	0.00%

	6,694,741		$62,906,408

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount (continued)
2007
Top I	4,075	$16.944136	$69,046	1.10%	16.57%	0.00%
Top Tradition	275,030	$29.497354	$8,112,651	1.10%	16.57%	0.00%
Top Plus	106,233	$30.146544	$3,202,563	0.90%	16.81%	0.00%
Investar Vision & Top Spectrum	581	$18.652945	$10,843	1.40%	16.23%	0.00%
Top Explorer	196,524	$29.292946	$5,756,768	1.30%	16.34%	0.00%
Oncore & Firstar Oncore Flex	15,453	$18.475898	$285,511	1.50%	16.11%	0.00%
Oncore & Firstar Oncore Value	493,791	$19.566962	$9,661,984	0.90%	16.81%	0.00%
Oncore & Firstar Oncore Premier	674,866	$18.652945	$12,588,224	1.40%	16.23%	0.00%
Oncore & Firstar Oncore Xtra	613,328	$18.652945	$11,440,378	1.40%	16.23%	0.00%
Oncore & Firstar Oncore Lite	1,230,343	$18.652945	$22,949,524	1.40%	16.23%	0.00%
Oncore Ultra	35,924	$18.652945	$670,085	1.40%	16.23%	0.00%
Oncore Wrap	3,664	$12.176280	$44,617	0.65%	17.10%	0.00%

	3,649,812		$74,792,194

2006
Top I	4,051	$14.535150	$58,882	1.10%	8.46%	0.00%
Top Tradition	322,989	$25.303644	$8,172,805	1.10%	8.46%	0.00%
Top Plus	128,333	$25.809088	$3,312,156	0.90%	8.67%	0.00%
Investar Vision & Top Spectrum	872	$16.048749	$13,994	1.40%	8.14%	0.00%
Top Explorer	257,617	$25.178242	$6,486,332	1.30%	8.25%	0.00%
Oncore & Firstar Oncore Flex	7,659	$15.912178	$121,872	1.50%	8.03%	0.00%
Oncore & Firstar Oncore Value	297,079	$16.751690	$4,976,581	0.90%	8.67%	0.00%
Oncore & Firstar Oncore Premier	600,290	$16.048749	$9,633,895	1.40%	8.14%	0.00%
Oncore & Firstar Oncore Xtra	435,236	$16.048749	$6,984,994	1.40%	8.14%	0.00%
Oncore & Firstar Oncore Lite	422,053	$16.048749	$6,773,424	1.40%	8.14%	0.00%
Oncore Ultra	251	$16.048749	$4,029	1.40%	10.57%	0.00%	8/7/06

	2,476,430		$46,538,964

2005
Top I	6,768	$13.401489	$90,703	1.10%	8.79%	0.00%
Top Tradition	419,408	$23.330098	$9,784,824	1.10%	8.79%	0.00%
Top Plus	166,804	$23.749133	$3,961,458	0.90%	9.00%	0.00%
Investar Vision & Top Spectrum	4,178	$14.840842	$62,007	1.40%	8.47%	0.00%
Top Explorer	330,716	$23.260264	$7,692,547	1.30%	8.57%	0.00%
Oncore & Firstar Oncore Flex	4,624	$14.729016	$68,113	1.50%	8.36%	0.00%
Oncore & Firstar Oncore Value	316,665	$15.414658	$4,881,277	0.90%	9.00%	0.00%
Oncore & Firstar Oncore Premier	686,907	$14.840842	$10,194,276	1.40%	8.47%	0.00%
Oncore & Firstar Oncore Xtra	444,679	$14.840842	$6,599,406	1.40%	8.47%	0.00%
Oncore & Firstar Oncore Lite	268,274	$14.840842	$3,981,417	1.40%	8.47%	0.00%

	2,649,023		$47,316,028

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount (continued)
2004
Top I	7,847	$12.318904	$96,671	1.10%	12.32%	0.00%
Top Tradition	504,422	$21.445455	$10,817,556	1.10%	12.32%	0.00%
Top Plus	225,163	$21.787570	$4,905,745	0.90%	12.54%	0.00%
Investar Vision & Top Spectrum	2,983	$13.682335	$40,812	1.40%	11.99%	0.00%
Top Explorer	382,243	$21.423407	$8,188,955	1.30%	12.10%	0.00%
Oncore & Firstar Oncore Flex	6,433	$13.592579	$87,444	1.50%	11.88%	0.00%
Oncore & Firstar Oncore Value	361,287	$14.141487	$5,109,139	0.90%	12.54%	0.00%
Oncore & Firstar Oncore Premier	780,144	$13.682335	$10,674,180	1.40%	11.99%	0.00%
Oncore & Firstar Oncore Xtra	498,288	$13.682335	$6,817,744	1.40%	11.99%	0.00%
Oncore & Firstar Oncore Lite	244,454	$13.682335	$3,344,705	1.40%	11.99%	0.00%

	3,013,264		$50,082,951

S&P 500 Index Subaccount
2008
Top I	415	$6.814047	$2,829	1.10%	–37.99%	0.15%
Top Tradition	404,391	$12.789767	$5,172,061	1.10%	–37.99%	1.48%
Top Plus	94,906	$13.097253	$1,243,010	0.90%	–37.86%	1.35%
Investar Vision & Top Spectrum	33,273	$8.485391	$282,338	1.40%	–38.17%	1.51%
Top Explorer	317,617	$12.203048	$3,875,899	1.30%	–38.11%	1.41%
Oncore Flex	193,009	$8.166118	$1,576,132	1.50%	–38.23%	4.55%
Oncore Value	1,060,458	$8.700026	$9,226,011	0.90%	–37.86%	2.13%
Oncore Premier	1,580,319	$8.252497	$13,041,579	1.40%	–38.17%	1.63%
Oncore Xtra	1,253,245	$8.252497	$10,342,400	1.40%	–38.17%	1.63%
Oncore Lite	1,181,360	$8.252497	$9,749,169	1.40%	–38.17%	1.63%
Oncore Ultra	251,752	$8.252497	$2,077,579	1.40%	–38.17%	1.63%

	6,370,745		$56,589,007

2007
Top I	7,126	$10.987989	$78,304	1.10%	3.91%	1.34%
Top Tradition	486,895	$20.624102	$10,041,779	1.10%	3.91%	1.28%
Top Plus	131,411	$21.077909	$2,769,870	0.90%	4.12%	1.21%
Investar Vision & Top Spectrum	42,457	$13.723920	$582,672	1.40%	3.60%	1.09%
Top Explorer	411,585	$19.717115	$8,115,271	1.30%	3.71%	1.25%
Oncore & Firstar Oncore Flex	50,601	$13.220644	$668,975	1.50%	3.50%	1.16%
Oncore & Firstar Oncore Value	688,708	$14.001291	$9,642,808	0.90%	4.12%	1.45%
Oncore & Firstar Oncore Premier	1,891,876	$13.347257	$25,251,340	1.40%	3.60%	1.38%
Oncore & Firstar Oncore Xtra	1,417,038	$13.347257	$18,913,575	1.40%	3.60%	1.38%
Oncore & Firstar Oncore Lite	989,275	$13.347257	$13,204,105	1.40%	3.60%	1.38%
Oncore Ultra	174,174	$13.347257	$2,324,742	1.40%	3.60%	1.38%

	6,291,146		$91,593,441

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2006
Top I	7,298	$10.574254	$77,166	1.10%	14.05%	0.81%
Top Tradition	557,596	$19.847544	$11,066,910	1.10%	14.05%	1.01%
Top Plus	167,162	$20.243886	$3,384,008	0.90%	14.27%	0.98%
Investar Vision & Top Spectrum	67,923	$13.246583	$899,751	1.40%	13.71%	0.92%
Top Explorer	501,173	$19.012429	$9,528,523	1.30%	13.82%	1.03%
Oncore & Firstar Oncore Flex	63,223	$12.773463	$807,577	1.50%	13.60%	0.95%
Oncore & Firstar Oncore Value	625,744	$13.447281	$8,414,556	0.90%	14.27%	0.97%
Oncore & Firstar Oncore Premier	2,202,890	$12.883020	$28,379,871	1.40%	13.71%	1.10%
Oncore & Firstar Oncore Xtra	1,440,375	$12.883020	$18,556,385	1.40%	13.71%	1.10%
Oncore & Firstar Oncore Lite	581,184	$12.883020	$7,487,410	1.40%	13.71%	1.10%
Oncore Ultra	37,417	$12.883020	$482,041	1.40%	11.24%	1.10%	8/7/06

	6,251,985		$89,084,198

2005
Top I	11,960	$9.271844	$110,888	1.10%	3.33%	1.00%
Top Tradition	722,817	$17.402963	$12,579,164	1.10%	3.33%	0.94%
Top Plus	229,126	$17.715460	$4,059,075	0.90%	3.54%	0.92%
Investar Vision & Top Spectrum	102,279	$11.649395	$1,191,490	1.40%	3.03%	0.91%
Top Explorer	619,152	$16.703578	$10,342,053	1.30%	3.13%	0.93%
Oncore & Firstar Oncore Flex	91,530	$11.244364	$1,029,195	1.50%	2.93%	0.97%
Oncore & Firstar Oncore Value	843,939	$11.767737	$9,931,252	0.90%	3.54%	1.20%
Oncore & Firstar Oncore Premier	2,932,440	$11.329667	$33,223,573	1.40%	3.03%	1.01%
Oncore & Firstar Oncore Xtra	1,774,333	$11.329667	$20,102,603	1.40%	3.03%	1.01%
Oncore & Firstar Oncore Lite	396,816	$11.329667	$4,495,784	1.40%	3.03%	1.01%

	7,724,392		$97,065,077

2004
Top I	13,918	$8.972855	$124,882	1.10%	9.10%	1.18%
Top Tradition	865,003	$16.841761	$14,568,168	1.10%	9.10%	1.06%
Top Plus	308,745	$17.110362	$5,282,732	0.90%	9.32%	1.01%
Investar Vision & Top Spectrum	131,066	$11.307096	$1,481,973	1.40%	8.78%	1.01%
Top Explorer	749,308	$16.196798	$12,136,386	1.30%	8.88%	1.08%
Oncore & Firstar Oncore Flex	111,642	$10.924689	$1,219,649	1.50%	8.67%	1.03%
Oncore & Firstar Oncore Value	647,913	$11.365793	$7,364,047	0.90%	9.32%	1.14%
Oncore & Firstar Oncore Premier	2,915,101	$10.996761	$32,056,676	1.40%	8.78%	1.16%
Oncore & Firstar Oncore Xtra	1,900,670	$10.996761	$20,901,216	1.40%	8.78%	1.16%
Oncore & Firstar Oncore Lite	459,684	$10.996761	$5,055,040	1.40%	8.78%	1.16%

	8,103,050		$100,190,769

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Strategic Value Subaccount
2008
Top Tradition	19,523	$8.102801	$158,194	1.10%	–29.05%	4.27%
Top Plus	6,099	$8.251352	$50,323	0.90%	–28.91%	4.78%
Investar Vision & Top Spectrum	3,257	$8.071238	$26,288	1.40%	–29.26%	13.07%
Top Explorer	12,743	$7.957195	$101,396	1.30%	–29.19%	4.52%
Oncore Flex	8,278	$7.986742	$66,114	1.50%	–29.33%	3.37%
Oncore Value	128,854	$8.508877	$1,096,406	0.90%	–28.91%	5.26%
Oncore Premier	329,890	$8.071238	$2,662,615	1.40%	–29.26%	3.83%
Oncore Xtra	362,080	$8.071238	$2,922,434	1.40%	–29.26%	3.83%
Oncore Lite	265,337	$8.071238	$2,141,601	1.40%	–29.26%	3.83%
Oncore Ultra	1,980	$8.071238	$15,983	1.40%	–29.26%	3.83%

	1,138,041		$9,241,354

2007
Top I	1,541	$11.420393	$17,603	1.10%	–9.73%	1.12%
Top Tradition	23,566	$11.420393	$269,128	1.10%	–9.73%	0.91%
Top Plus	6,099	$11.606647	$70,786	0.90%	–9.55%	1.12%
Investar Vision & Top Spectrum	650	$11.409821	$7,420	1.40%	–10.00%	2.57%
Top Explorer	14,765	$11.237449	$165,916	1.30%	–9.91%	1.14%
Oncore & Firstar Oncore Flex	26,850	$11.301574	$303,448	1.50%	–10.09%	1.06%
Oncore & Firstar Oncore Value	120,817	$11.968870	$1,446,039	0.90%	–9.55%	1.14%
Oncore & Firstar Oncore Premier	442,478	$11.409821	$5,048,600	1.40%	–10.00%	1.02%
Oncore & Firstar Oncore Xtra	767,549	$11.409821	$8,757,599	1.40%	–10.00%	1.02%
Oncore & Firstar Oncore Lite	495,042	$11.409821	$5,648,345	1.40%	–10.00%	1.02%

	1,899,357		$21,734,884

2006
Top I	1,542	$12.651963	$19,505	1.10%	15.09%	0.98%
Top Tradition	49,044	$12.651963	$620,499	1.10%	15.09%	0.99%
Top Plus	6,144	$12.832713	$78,847	0.90%	15.31%	0.96%
Investar Vision & Top Spectrum	100	$12.677987	$1,267	1.40%	14.75%	0.07%
Top Explorer	14,317	$12.474060	$178,589	1.30%	14.86%	0.68%
Oncore & Firstar Oncore Flex	29,969	$12.570161	$376,711	1.50%	14.64%	0.83%
Oncore & Firstar Oncore Value	103,198	$13.233186	$1,365,635	0.90%	15.31%	0.96%
Oncore & Firstar Oncore Premier	539,182	$12.677987	$6,835,766	1.40%	14.75%	1.05%
Oncore & Firstar Oncore Xtra	947,911	$12.677987	$12,017,600	1.40%	14.75%	1.05%
Oncore & Firstar Oncore Lite	460,054	$12.677987	$5,832,556	1.40%	14.75%	1.05%

	2,151,461		$27,326,975

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Strategic Value Subaccount (continued)
2005
Top I	1,542	$10.993372	$16,951	1.10%	3.60%	0.98%
Top Tradition	47,952	$10.993372	$527,149	1.10%	3.60%	0.97%
Top Plus	6,365	$11.128423	$70,836	0.90%	3.80%	0.85%
Investar Vision & Top Spectrum	1,769	$11.048572	$19,541	1.40%	3.29%	0.92%
Top Explorer	28,570	$10.860149	$310,278	1.30%	3.40%	0.86%
Oncore & Firstar Oncore Flex	40,707	$10.965373	$446,372	1.50%	3.19%	0.74%
Oncore & Firstar Oncore Value	111,649	$11.475703	$1,281,246	0.90%	3.80%	0.90%
Oncore & Firstar Oncore Premier	640,038	$11.048572	$7,071,503	1.40%	3.29%	0.92%
Oncore & Firstar Oncore Xtra	1,017,109	$11.048572	$11,237,605	1.40%	3.29%	0.92%
Oncore & Firstar Oncore Lite	201,599	$11.048572	$2,227,388	1.40%	3.29%	0.92%

	2,097,300		$23,208,869

2004
Top I	1,542	$10.611435	$16,366	1.10%	8.41%	1.24%
Top Tradition	50,399	$10.611435	$534,806	1.10%	8.41%	1.26%
Top Plus	9,015	$10.720596	$96,651	0.90%	8.62%	1.28%
Investar Vision & Top Spectrum	5,780	$10.696275	$61,822	1.40%	8.09%	1.40%
Top Explorer	36,448	$10.503505	$382,829	1.30%	8.19%	1.29%
Oncore & Firstar Oncore Flex	65,506	$10.626161	$696,081	1.50%	7.98%	1.19%
Oncore & Firstar Oncore Value	126,918	$11.055144	$1,403,102	0.90%	8.62%	1.38%
Oncore & Firstar Oncore Premier	779,857	$10.696275	$8,341,568	1.40%	8.09%	1.40%
Oncore & Firstar Oncore Xtra	1,065,624	$10.696275	$11,398,203	1.40%	8.09%	1.40%
Oncore & Firstar Oncore Lite	212,626	$10.696275	$2,274,301	1.40%	8.09%	1.40%

	2,353,715		$25,205,729

High Income Bond Subaccount
2008
Top I	2,064	$11.185021	$23,082	1.10%	–26.13%	0.00%
Top Tradition	41,093	$11.185021	$459,630	1.10%	–26.13%	0.00%
Top Plus	18,377	$11.389997	$209,315	0.90%	–25.98%	0.00%
Investar Vision & Top Spectrum	1,789	$10.537113	$18,847	1.40%	–26.35%	0.00%
Top Explorer	34,841	$10.984105	$382,699	1.30%	–26.27%	0.00%
Oncore Flex	102,620	$10.426833	$1,069,997	1.50%	–26.42%	0.00%
Oncore Value	1,073,848	$11.108243	$11,928,562	0.90%	–25.98%	0.00%
Oncore Premier	1,308,485	$10.537113	$13,787,665	1.40%	–26.35%	0.00%
Oncore Xtra	1,307,798	$10.537113	$13,780,419	1.40%	–26.35%	0.00%
Oncore Lite	1,758,801	$10.537113	$18,532,689	1.40%	–26.35%	0.00%
Oncore Ultra	141,923	$10.537113	$1,495,455	1.40%	–26.35%	0.00%
Oncore Wrap	10,084	$7.800057	$78,653	0.65%	–25.79%	0.00%

	5,801,723		$61,767,013

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc. (continued)
High Income Bond Subaccount (continued)
2007
Top I	2,899	$15.140610	$43,889	1.10%	2.40%	0.00%
Top Tradition	50,464	$15.140610	$764,053	1.10%	2.40%	0.00%
Top Plus	25,139	$15.387450	$386,826	0.90%	2.60%	0.00%
Investar Vision & Top Spectrum	1,993	$14.306057	$28,515	1.40%	2.09%	0.00%
Top Explorer	55,314	$14.898150	$824,069	1.30%	2.19%	0.00%
Oncore & Firstar Oncore Flex	90,086	$14.170338	$1,276,554	1.50%	1.99%	0.00%
Oncore & Firstar Oncore Value	734,281	$15.006808	$11,019,212	0.90%	2.60%	0.00%
Oncore & Firstar Oncore Premier	1,255,062	$14.306057	$17,954,996	1.40%	2.09%	0.00%
Oncore & Firstar Oncore Xtra	1,245,884	$14.306057	$17,823,681	1.40%	2.09%	0.00%
Oncore & Firstar Oncore Lite	1,200,328	$14.306057	$17,171,963	1.40%	2.09%	0.00%
Oncore Ultra	94,549	$14.306057	$1,352,621	1.40%	2.09%	0.00%
Oncore Wrap	191	$10.511392	$2,007	0.65%	2.86%	0.00%

	4,756,190		$68,648,386

2006
Top I	2,867	$14.786200	$42,391	1.10%	8.93%	0.00%
Top Tradition	47,931	$14.786200	$708,723	1.10%	8.93%	0.00%
Top Plus	28,987	$14.997356	$434,730	0.90%	9.15%	0.00%
Investar Vision & Top Spectrum	2,975	$14.012859	$41,685	1.40%	8.61%	0.00%
Top Explorer	53,531	$14.578330	$780,391	1.30%	8.72%	0.00%
Oncore & Firstar Oncore Flex	36,014	$13.893687	$500,373	1.50%	8.51%	0.00%
Oncore & Firstar Oncore Value	574,601	$14.626365	$8,404,318	0.90%	9.15%	0.00%
Oncore & Firstar Oncore Premier	1,237,336	$14.012859	$17,338,632	1.40%	8.61%	0.00%
Oncore & Firstar Oncore Xtra	1,162,383	$14.012859	$16,288,306	1.40%	8.61%	0.00%
Oncore & Firstar Oncore Lite	908,344	$14.012859	$12,728,491	1.40%	8.61%	0.00%
Oncore Ultra	27,141	$14.012859	$380,318	1.40%	5.67%	0.00%	8/7/06

	4,082,110		$57,648,358

2005
Top I	3,303	$13.573436	$44,829	1.10%	1.87%	5.94%
Top Tradition	41,596	$13.573436	$564,603	1.10%	1.87%	5.49%
Top Plus	14,685	$13.740101	$201,777	0.90%	2.08%	6.90%
Investar Vision & Top Spectrum	5,409	$12.901575	$69,790	1.40%	1.57%	5.38%
Top Explorer	47,917	$13.408981	$642,521	1.30%	1.67%	5.17%
Oncore & Firstar Oncore Flex	14,409	$12.804436	$184,493	1.50%	1.47%	4.03%
Oncore & Firstar Oncore Value	414,973	$13.400215	$5,560,726	0.90%	2.08%	6.11%
Oncore & Firstar Oncore Premier	1,041,558	$12.901575	$13,437,733	1.40%	1.57%	5.38%
Oncore & Firstar Oncore Xtra	970,510	$12.901575	$12,521,108	1.40%	1.57%	5.38%
Oncore & Firstar Oncore Lite	582,304	$12.901575	$7,512,645	1.40%	1.57%	5.38%

	3,136,664		$40,740,225

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc. (continued)
High Income Bond Subaccount (continued)
2004
Top I	1,470	$13.323676	$19,579	1.10%	9.46%	0.26%
Top Tradition	31,474	$13.323676	$419,346	1.10%	9.46%	0.32%
Top Plus	4,357	$13.460648	$58,646	0.90%	9.68%	0.25%
Investar Vision & Top Spectrum	5,873	$12.701656	$74,596	1.40%	9.14%	0.36%
Top Explorer	36,892	$13.188188	$486,542	1.30%	9.25%	0.36%
Oncore & Firstar Oncore Flex	59,855	$12.618415	$755,281	1.50%	9.03%	0.41%
Oncore & Firstar Oncore Value	226,445	$13.127684	$2,972,705	0.90%	9.68%	0.37%
Oncore & Firstar Oncore Premier	859,441	$12.701656	$10,916,318	1.40%	9.14%	0.36%
Oncore & Firstar Oncore Xtra	843,534	$12.701656	$10,714,278	1.40%	9.14%	0.36%
Oncore & Firstar Oncore Lite	400,197	$12.701656	$5,083,170	1.40%	9.14%	0.36%

	2,469,538		$31,500,461

Capital Growth Subaccount
2008
Top I	848	$6.891116	$5,840	1.10%	–37.06%	0.00%
Top Tradition	37,325	$6.891116	$257,212	1.10%	–37.06%	0.00%
Top Plus	26,270	$7.017563	$184,351	0.90%	–36.93%	0.00%
Investar Vision & Top Spectrum	557	$14.624308	$8,141	1.40%	–37.24%	0.00%
Top Explorer	37,928	$6.767189	$256,664	1.30%	–37.18%	0.00%
Oncore Flex	28,389	$14.471164	$410,825	1.50%	–37.31%	0.00%
Oncore Value	208,374	$15.417585	$3,212,627	0.90%	–36.93%	0.00%
Oncore Premier	287,804	$14.624308	$4,208,941	1.40%	–37.24%	0.00%
Oncore Xtra	245,210	$14.624308	$3,586,030	1.40%	–37.24%	0.00%
Oncore Lite	568,982	$14.624308	$8,320,970	1.40%	–37.24%	0.00%
Oncore Ultra	32,472	$14.624308	$474,879	1.40%	–37.24%	0.00%
Oncore Wrap	109	$7.358605	$802	0.65%	–36.77%	0.00%

	1,474,268		$20,927,282

2007
Top I	1,122	$10.948037	$12,288	1.10%	10.01%	0.00%
Top Tradition	54,384	$10.948037	$595,394	1.10%	10.01%	0.00%
Top Plus	28,818	$11.126720	$320,654	0.90%	10.23%	0.00%
Investar Vision & Top Spectrum	594	$23.303218	$13,843	1.40%	9.69%	0.00%
Top Explorer	46,539	$10.772524	$501,343	1.30%	9.80%	0.00%
Oncore & Firstar Oncore Flex	16,332	$23.082048	$376,977	1.50%	9.58%	0.00%
Oncore & Firstar Oncore Value	179,330	$24.445423	$4,383,788	0.90%	10.23%	0.00%
Oncore & Firstar Oncore Premier	329,849	$23.303218	$7,686,519	1.40%	9.69%	0.00%
Oncore & Firstar Oncore Xtra	276,637	$23.303218	$6,446,541	1.40%	9.69%	0.00%
Oncore & Firstar Oncore Lite	282,746	$23.303218	$6,588,894	1.40%	9.69%	0.00%
Oncore Ultra	21,668	$23.303218	$504,941	1.40%	9.69%	0.00%
Oncore Wrap	3,854	$11.638423	$44,857	0.65%	10.51%	0.00%

	1,241,873		$27,476,039

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Capital Growth Subaccount (continued)
2006
Top I	1,142	$9.951443	$11,364	1.10%	18.82%	0.00%
Top Tradition	66,814	$9.951443	$664,895	1.10%	18.82%	0.00%
Top Plus	19,678	$10.093727	$198,628	0.90%	19.06%	0.00%
Investar Vision & Top Spectrum	2,499	$21.245155	$53,095	1.40%	18.47%	0.00%
Top Explorer	54,769	$9.811382	$537,362	1.30%	18.59%	0.00%
Oncore & Firstar Oncore Flex	9,762	$21.064385	$205,623	1.50%	18.35%	0.00%
Oncore & Firstar Oncore Value	178,664	$22.175950	$3,962,037	0.90%	19.06%	0.00%
Oncore & Firstar Oncore Premier	397,154	$21.245155	$8,437,591	1.40%	18.47%	0.00%
Oncore & Firstar Oncore Xtra	266,077	$21.245155	$5,652,838	1.40%	18.47%	0.00%
Oncore & Firstar Oncore Lite	131,305	$21.245155	$2,789,594	1.40%	18.47%	0.00%
Oncore Ultra	16,141	$21.245155	$342,927	1.40%	14.60%	0.00%	8/7/06

	1,144,005		$22,855,954

2005
Top I	1,564	$8.375158	$13,100	1.10%	1.50%	0.00%
Top Tradition	90,457	$8.375158	$757,595	1.10%	1.50%	0.00%
Top Plus	32,916	$8.478128	$279,067	0.90%	1.71%	0.00%
Investar Vision & Top Spectrum	1,524	$17.932886	$27,328	1.40%	1.21%	0.00%
Top Explorer	84,338	$8.273551	$697,774	1.30%	1.30%	0.00%
Oncore & Firstar Oncore Flex	12,445	$17.797778	$221,501	1.50%	1.11%	0.00%
Oncore & Firstar Oncore Value	188,504	$18.626477	$3,511,173	0.90%	1.71%	0.00%
Oncore & Firstar Oncore Premier	440,971	$17.932886	$7,907,886	1.40%	1.21%	0.00%
Oncore & Firstar Oncore Xtra	282,513	$17.932886	$5,066,273	1.40%	1.21%	0.00%
Oncore & Firstar Oncore Lite	67,956	$17.932886	$1,218,619	1.40%	1.21%	0.00%

	1,203,188		$19,700,316

2004
Top I	3,935	$8.251025	$32,465	1.10%	18.40%	0.00%
Top Tradition	112,136	$8.251025	$925,233	1.10%	18.40%	0.00%
Top Plus	40,287	$8.335993	$335,829	0.90%	18.64%	0.00%
Investar Vision & Top Spectrum	2,536	$17.719361	$44,942	1.40%	18.05%	0.00%
Top Explorer	103,206	$8.166981	$842,885	1.30%	18.17%	0.00%
Oncore & Firstar Oncore Flex	16,045	$17.603150	$282,451	1.50%	17.93%	0.00%
Oncore & Firstar Oncore Value	201,998	$18.314193	$3,699,432	0.90%	18.64%	0.00%
Oncore & Firstar Oncore Premier	460,491	$17.719361	$8,159,614	1.40%	18.05%	0.00%
Oncore & Firstar Oncore Xtra	315,048	$17.719361	$5,582,445	1.40%	18.05%	0.00%
Oncore & Firstar Oncore Lite	61,427	$17.719361	$1,088,440	1.40%	18.05%	0.00%

	1,317,109		$20,993,736

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount
2008
Top I	937	$2.828078	$2,650	1.10%	–42.61%	0.00%
Top Tradition	48,947	$2.828078	$138,426	1.10%	–42.61%	0.00%
Top Plus	17,146	$2.877151	$49,331	0.90%	–42.50%	0.00%
Investar Vision & Top Spectrum	1,441	$2.756210	$3,971	1.40%	–42.78%	0.00%
Top Explorer	55,358	$2.779980	$153,893	1.30%	–42.73%	0.00%
Oncore Flex	44,342	$2.732727	$121,173	1.50%	–42.84%	0.00%
Oncore Value	1,487,339	$2.877151	$4,279,299	0.90%	–42.50%	0.00%
Oncore Premier	1,576,013	$2.756210	$4,343,828	1.40%	–42.78%	0.00%
Oncore Xtra	1,300,794	$2.756210	$3,585,262	1.40%	–42.78%	0.00%
Oncore Lite	3,725,343	$2.756210	$10,267,828	1.40%	–42.78%	0.00%
Oncore Ultra	107,932	$2.756210	$297,482	1.40%	–42.78%	0.00%

	8,365,592		$23,243,143

2007
Top I	940	$4.928080	$4,631	1.10%	17.29%	0.00%
Top Tradition	65,181	$4.928080	$321,216	1.10%	17.29%	0.00%
Top Plus	32,300	$5.003612	$161,616	0.90%	17.52%	0.00%
Investar Vision & Top Spectrum	1,285	$4.817178	$6,190	1.40%	16.94%	0.00%
Top Explorer	98,409	$4.853897	$477,669	1.30%	17.05%	0.00%
Oncore Flex	14,853	$4.780893	$71,013	1.50%	16.82%	0.00%
Oncore & Firstar Oncore Value	1,283,768	$5.003612	$6,423,475	0.90%	17.52%	0.00%
Oncore & Firstar Oncore Premier	1,829,651	$4.817178	$8,813,752	1.40%	16.94%	0.00%
Oncore & Firstar Oncore Xtra	1,350,357	$4.817178	$6,504,910	1.40%	16.94%	0.00%
Oncore & Firstar Oncore Lite	3,394,471	$4.817178	$16,351,773	1.40%	16.94%	0.00%
Oncore Ultra	65,838	$4.817178	$317,156	1.40%	16.94%	0.00%

	8,137,053		$39,453,401

2006
Top I	943	$4.201735	$3,958	1.10%	5.45%	0.00%
Top Tradition	75,868	$4.201735	$318,778	1.10%	5.45%	0.00%
Top Plus	34,139	$4.257637	$145,353	0.90%	5.65%	0.00%
Investar Vision & Top Spectrum	2,013	$4.119424	$8,290	1.40%	5.14%	0.00%
Top Explorer	93,787	$4.146697	$388,908	1.30%	5.24%	0.00%
Oncore Flex	15,111	$4.092444	$61,841	1.50%	5.03%	0.00%
Oncore & Firstar Oncore Value	1,664,926	$4.257637	$7,088,650	0.90%	5.65%	0.00%
Oncore & Firstar Oncore Premier	2,292,149	$4.119424	$9,442,338	1.40%	5.14%	0.00%
Oncore & Firstar Oncore Xtra	1,593,253	$4.119424	$6,563,285	1.40%	5.14%	0.00%
Oncore & Firstar Oncore Lite	3,318,359	$4.119424	$13,669,728	1.40%	5.14%	0.00%

	9,090,548		$37,691,129

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount (continued)
2005
Top I	945	$3.984706	$3,764	1.10%	0.33%	0.00%
Top Tradition	100,761	$3.984706	$401,502	1.10%	0.33%	0.00%
Top Plus	55,705	$4.029756	$224,477	0.90%	0.53%	0.00%
Top Spectrum	2,754	$3.918202	$10,791	1.40%	0.04%	0.00%
Top Explorer	92,399	$3.940267	$364,075	1.30%	0.14%	0.00%
Oncore Flex	24,926	$3.896373	$97,119	1.50%	–0.06%	0.00%
Oncore & Firstar Oncore Value	1,060,246	$4.029756	$4,272,531	0.90%	0.53%	0.00%
Oncore & Firstar Oncore Premier	1,808,807	$3.918202	$7,087,271	1.40%	0.04%	0.00%
Oncore & Firstar Oncore Xtra	1,186,324	$3.918202	$4,648,258	1.40%	0.04%	0.00%
Oncore & Firstar Oncore Lite	1,562,791	$3.918202	$6,123,338	1.40%	0.04%	0.00%

	5,895,658		$23,233,126

2004
Top I	3,327	$3.971406	$13,211	1.10%	8.80%	0.00%
Top Tradition	134,268	$3.971406	$533,233	1.10%	8.80%	0.00%
Top Plus	67,200	$4.008381	$269,365	0.90%	9.02%	0.00%
Top Spectrum	3,474	$3.916679	$13,607	1.40%	8.48%	0.00%
Top Explorer	122,789	$3.934857	$483,157	1.30%	8.59%	0.00%
Oncore Flex	14,917	$3.898693	$58,158	1.50%	8.37%	0.00%
Oncore & Firstar Oncore Value	403,259	$4.008381	$1,616,417	0.90%	9.02%	0.00%
Oncore & Firstar Oncore Premier	1,071,195	$3.916679	$4,195,521	1.40%	8.48%	0.00%
Oncore & Firstar Oncore Xtra	773,192	$3.916679	$3,028,347	1.40%	8.48%	0.00%
Oncore & Firstar Oncore Lite	275,075	$3.916679	$1,077,381	1.40%	8.48%	0.00%

	2,868,696		$11,288,397

Bristol Subaccount
2008
Top I	15	$7.449033	$110	1.10%	–41.20%	0.05%
Top Tradition	15,108	$8.828373	$133,379	1.10%	–41.20%	0.73%
Top Plus	4,647	$8.945883	$41,568	0.90%	–41.08%	0.72%
Investar Vision & Top Spectrum	3,092	$7.379446	$22,814	1.40%	–41.37%	0.85%
Top Explorer	23,721	$8.712654	$206,670	1.30%	–41.31%	0.76%
Oncore Flex	56,320	$8.598613	$484,276	1.50%	–41.43%	1.26%
Oncore Value	1,589,403	$8.945883	$14,218,613	0.90%	–41.08%	0.98%
Oncore Premier	1,590,338	$8.655380	$13,764,995	1.40%	–41.37%	0.99%
Oncore Xtra	1,355,483	$8.655380	$11,732,218	1.40%	–41.37%	0.99%
Oncore Lite	3,925,184	$8.655380	$33,973,960	1.40%	–41.37%	0.99%
Oncore Ultra	233,441	$8.655380	$2,020,524	1.40%	–41.37%	0.99%
Oncore Wrap	3,073	$6.609687	$20,308	0.65%	–40.93%	1.24%

	8,799,825		$76,619,435

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bristol Subaccount (continued)
2007
Top I	949	$12.667384	$12,019	1.10%	6.57%	0.54%
Top Tradition	21,322	$15.013012	$320,101	1.10%	6.57%	0.59%
Top Plus	6,337	$15.182553	$96,215	0.90%	6.79%	0.42%
Investar Vision & Top Spectrum	3,071	$12.586514	$38,650	1.40%	6.26%	0.54%
Top Explorer	32,862	$14.845697	$487,858	1.30%	6.36%	0.56%
Oncore & Firstar Oncore Flex	20,942	$14.680490	$307,444	1.50%	6.15%	0.74%
Oncore & Firstar Oncore Value	1,091,202	$15.182553	$16,567,231	0.90%	6.79%	0.63%
Oncore & Firstar Oncore Premier	1,209,011	$14.762770	$17,848,359	1.40%	6.26%	0.63%
Oncore & Firstar Oncore Xtra	1,010,859	$14.762770	$14,923,079	1.40%	6.26%	0.63%
Oncore & Firstar Oncore Lite	2,456,439	$14.762770	$36,263,849	1.40%	6.26%	0.63%
Oncore Ultra	133,977	$14.762770	$1,977,878	1.40%	6.26%	0.63%
Oncore Wrap	1,340	$11.189720	$14,989	0.65%	7.05%	1.31%

	5,988,311		$88,857,672

2006
Top I	927	$11.885900	$11,020	1.10%	15.16%	0.36%
Top Tradition	7,636	$14.086815	$107,562	1.10%	15.16%	0.33%
Top Plus	7,492	$14.217544	$106,517	0.90%	15.38%	0.25%
Investar Vision & Top Spectrum	2,837	$11.845258	$33,606	1.40%	14.82%	0.59%
Top Explorer	24,042	$13.957508	$335,569	1.30%	14.93%	0.26%
Oncore & Firstar Oncore Flex	6,112	$13.829606	$84,523	1.50%	14.70%	0.44%
Oncore & Firstar Oncore Value	754,166	$14.217544	$10,722,384	0.90%	15.38%	0.44%
Oncore & Firstar Oncore Premier	970,212	$13.893341	$13,479,484	1.40%	14.82%	0.44%
Oncore & Firstar Oncore Xtra	729,167	$13.893341	$10,130,571	1.40%	14.82%	0.44%
Oncore & Firstar Oncore Lite	1,459,339	$13.893341	$20,275,099	1.40%	14.82%	0.44%
Oncore Ultra	28,973	$13.893341	$402,534	1.40%	11.62%	0.44%	8/7/06

	3,990,903		$55,688,869

2005
Top I	308	$10.321480	$3,176	1.10%	3.21%	0.00%	11/2/05
Top Tradition	8,423	$12.232704	$103,034	1.10%	10.81%	0.00%
Top Plus	11,409	$12.321848	$140,579	0.90%	11.03%	0.00%
Investar Vision	1,050	$10.316620	$10,837	1.40%	3.17%	0.00%	11/2/05
Top Explorer	37,724	$12.144310	$458,133	1.30%	10.59%	0.00%
Oncore & Firstar Oncore Flex	4,281	$12.056721	$51,617	1.50%	10.38%	0.00%
Oncore & Firstar Oncore Value	381,338	$12.321848	$4,698,786	0.90%	11.03%	0.00%
Oncore & Firstar Oncore Premier	514,265	$12.100392	$6,222,814	1.40%	10.49%	0.00%
Oncore & Firstar Oncore Xtra	397,514	$12.100392	$4,810,070	1.40%	10.49%	0.00%
Oncore & Firstar Oncore Lite	685,688	$12.100392	$8,297,090	1.40%	10.49%	0.00%

	2,042,000		$24,796,136

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bristol Subaccount (continued)
2004
Top Tradition	6,694	$11.039073	$73,896	1.10%	7.44%	0.90%
Top Plus	12,814	$11.097582	$142,201	0.90%	7.65%	0.95%
Top Explorer	37,425	$10.980911	$410,958	1.30%	7.23%	1.09%
Oncore Flex	635	$10.923170	$6,941	1.50%	7.01%	1.06%
Oncore & Firstar Oncore Value	12,661	$11.097582	$140,506	0.90%	7.65%	1.33%
Oncore & Firstar Oncore Premier	40,686	$10.951971	$445,597	1.40%	7.12%	1.12%
Oncore & Firstar Oncore Xtra	44,385	$10.951971	$486,099	1.40%	7.12%	1.12%
Oncore Lite	4,790	$10.951971	$52,464	1.40%	7.12%	1.12%

	160,090		$1,758,662

Bryton Growth Subaccount
2008
Top I	16	$7.823022	$124	1.10%	–40.20%	0.00%
Top Tradition	4,078	$7.543408	$30,760	1.10%	–40.20%	0.00%
Top Plus	4,583	$7.643834	$35,036	0.90%	–40.08%	0.00%
Top Explorer	8,556	$7.444525	$63,698	1.30%	–40.32%	0.00%
Oncore Flex	51,947	$7.347063	$381,657	1.50%	–40.43%	0.00%
Oncore Value	1,393,082	$7.643834	$10,648,485	0.90%	–40.08%	0.00%
Oncore Premier	1,199,021	$7.395584	$8,867,464	1.40%	–40.37%	0.00%
Oncore Xtra	1,065,600	$7.395584	$7,880,732	1.40%	–40.37%	0.00%
Oncore Lite	3,556,380	$7.395584	$26,301,505	1.40%	–40.37%	0.00%
Oncore Ultra	253,300	$7.395584	$1,873,305	1.40%	–40.37%	0.00%
Oncore Wrap	2,914	$6.969180	$20,308	0.65%	–39.93%	0.00%

	7,539,477		$56,103,074

2007
Top Tradition	6,031	$12.613740	$76,071	1.10%	8.69%	0.00%
Top Plus	3,375	$12.756208	$43,052	0.90%	8.91%	0.00%
Investar Vision	33	$12.997704	$431	1.40%	8.37%	0.00%
Top Explorer	9,494	$12.473139	$118,417	1.30%	8.47%	0.00%
Oncore & Firstar Oncore Flex	19,185	$12.334314	$236,632	1.50%	8.26%	0.00%
Oncore & Firstar Oncore Value	901,211	$12.756208	$11,496,033	0.90%	8.91%	0.00%
Oncore & Firstar Oncore Premier	820,453	$12.403461	$10,176,461	1.40%	8.37%	0.00%
Oncore & Firstar Oncore Xtra	836,840	$12.403461	$10,379,710	1.40%	8.37%	0.00%
Oncore & Firstar Oncore Lite	2,130,461	$12.403461	$26,425,094	1.40%	8.37%	0.00%
Oncore Ultra	147,837	$12.403461	$1,833,692	1.40%	8.37%	0.00%
Oncore Wrap	1,292	$11.601354	$14,989	0.65%	9.18%	0.00%

	4,876,212		$60,800,582

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount (continued)
2006
Top Tradition	5,945	$11.605216	$68,994	1.10%	15.47%	0.00%
Top Plus	4,198	$11.712928	$49,168	0.90%	15.70%	0.00%
Investar Vision	33	$11.994161	$398	1.40%	15.13%	0.00%
Top Explorer	6,377	$11.498661	$73,326	1.30%	15.25%	0.00%
Oncore & Firstar Oncore Flex	2,574	$11.393271	$29,327	1.50%	15.02%	0.00%
Oncore & Firstar Oncore Value	417,125	$11.712928	$4,885,749	0.90%	15.70%	0.00%
Oncore & Firstar Oncore Premier	461,899	$11.445796	$5,286,806	1.40%	15.13%	0.00%
Oncore & Firstar Oncore Xtra	452,326	$11.445796	$5,177,235	1.40%	15.13%	0.00%
Oncore & Firstar Oncore Lite	843,838	$11.445796	$9,658,394	1.40%	15.13%	0.00%
Oncore Ultra	33,018	$11.445796	$377,913	1.40%	15.88%	0.00%	8/7/06

	2,227,333		$25,607,310

2005
Top Tradition	7,262	$10.050205	$72,989	1.10%	3.17%	0.02%
Top Plus	6,105	$10.123465	$61,800	0.90%	3.38%	0.02%
Top Explorer	12,938	$9.977577	$129,087	1.30%	2.97%	0.02%
Oncore Flex	570	$9.905614	$5,651	1.50%	2.77%	0.02%
Oncore & Firstar Oncore Value	165,846	$10.123465	$1,678,940	0.90%	3.38%	0.03%
Oncore & Firstar Oncore Premier	200,956	$9.941498	$1,997,807	1.40%	2.87%	0.03%
Oncore & Firstar Oncore Xtra	199,913	$9.941498	$1,987,435	1.40%	2.87%	0.03%
Oncore & Firstar Oncore Lite	279,045	$9.941498	$2,774,112	1.40%	2.87%	0.03%

	872,635		$8,707,821

2004
Top Tradition	9,643	$9.741115	$93,929	1.10%	6.33%	0.00%
Top Plus	11,068	$9.792756	$108,383	0.90%	6.54%	0.00%
Top Explorer	24,711	$9.689786	$239,446	1.30%	6.12%	0.00%
Oncore Flex	142	$9.638831	$1,372	1.50%	5.91%	0.00%
Oncore Value	20,773	$9.792756	$203,422	0.90%	6.54%	0.00%
Oncore Premier	42,009	$9.664253	$405,985	1.40%	6.01%	0.00%
Oncore & Firstar Oncore Xtra	76,016	$9.664253	$734,640	1.40%	6.01%	0.00%
Oncore Lite	3,324	$9.664253	$32,123	1.40%	6.01%	0.00%

	187,686		$1,819,300

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount
2008
Top Tradition	476	$6.301139	$2,998	1.10%	–48.55%	1.00%
Top Explorer	680	$6.261821	$4,259	1.30%	–48.65%	1.00%
Oncore Flex	30,152	$7.545806	$227,521	1.50%	–48.75%	1.08%
Oncore Value	253,789	$7.757625	$1,968,801	0.90%	–48.44%	1.03%
Oncore Premier	303,334	$7.580603	$2,299,459	1.40%	–48.70%	1.00%
Oncore Xtra	186,081	$7.580603	$1,410,603	1.40%	–48.70%	1.00%
Oncore Lite	808,393	$7.580603	$6,128,108	1.40%	–48.70%	1.00%
Oncore Ultra	24,061	$7.580603	$182,396	1.40%	–48.70%	1.00%

	1,606,966		$12,224,145

2007
Top Tradition	486	$12.246100	$5,957	1.10%	11.93%	0.37%
Top Explorer	681	$12.193915	$8,301	1.30%	11.71%	3.13%
Oncore Flex	19,665	$14.723496	$289,538	1.50%	11.49%	1.40%
Oncore Value	238,500	$15.046717	$3,588,639	0.90%	12.16%	0.38%
Oncore Premier	363,305	$14.776714	$5,368,470	1.40%	11.60%	0.36%
Oncore & Firstar Oncore Xtra	205,048	$14.776714	$3,029,933	1.40%	11.60%	0.36%
Oncore & Firstar Oncore Lite	704,942	$14.776714	$10,416,725	1.40%	11.60%	0.36%
Oncore Ultra	22,574	$14.776714	$333,562	1.40%	11.60%	0.36%

	1,555,201		$23,041,125

2006
Top Tradition	476	$10.940654	$5,211	1.10%	6.76%	1.23%
Oncore Flex	105	$13.206284	$1,388	1.50%	6.34%	0.12%
Oncore Value	223,147	$13.415981	$2,993,736	0.90%	6.97%	0.49%
Oncore Premier	380,435	$13.240888	$5,037,284	1.40%	6.44%	0.32%
Oncore & Firstar Oncore Xtra	238,994	$13.240888	$3,164,496	1.40%	6.44%	0.32%
Oncore & Firstar Oncore Lite	696,202	$13.240888	$9,218,329	1.40%	6.44%	0.32%
Oncore Ultra	506	$13.240888	$6,706	1.40%	7.59%	0.32%	8/7/06

	1,539,865		$20,427,150

2005
Oncore Flex	360	$12.419343	$4,467	1.50%	7.11%	0.00%
Oncore Value	72,503	$12.542147	$909,348	0.90%	7.74%	0.00%
Oncore & Firstar Oncore Premier	356,148	$12.439661	$4,430,357	1.40%	7.21%	0.00%
Oncore & Firstar Oncore Xtra	165,953	$12.439661	$2,064,401	1.40%	7.21%	0.00%
Oncore Lite	388,993	$12.439661	$4,838,937	1.40%	7.21%	0.00%

	983,957		$12,247,510

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount (continued)
2004
Oncore Flex	3,337	$11.595024	$38,690	1.50%	15.95%	0.00%	5/3/04
Oncore Value	28,484	$11.640680	$331,579	0.90%	16.41%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	190,848	$11.602603	$2,214,332	1.40%	16.03%	0.00%	5/3/04
Oncore & Firstar Oncore Xtra	59,312	$11.602603	$688,173	1.40%	16.03%	0.00%	5/3/04
Oncore Lite	123,625	$11.602603	$1,434,373	1.40%	16.03%	0.00%	5/3/04

	405,606		$4,707,147

Balanced Subaccount
2008
Top Tradition	4,799	$9.155701	$43,937	1.10%	–27.74%	0.00%
Top Plus	3,159	$9.213303	$29,103	0.90%	–27.59%	0.00%
Top Explorer	6,120	$9.098631	$55,684	1.30%	–27.88%	0.00%
Oncore Flex	1,758	$10.150813	$17,850	1.50%	–28.02%	0.00%
Oncore Value	147,773	$10.435605	$1,542,103	0.90%	–27.59%	0.00%
Oncore Premier	124,210	$10.197585	$1,266,639	1.40%	–27.95%	0.00%
Oncore Xtra	134,115	$10.197585	$1,367,648	1.40%	–27.95%	0.00%
Oncore Lite	446,138	$10.197585	$4,549,535	1.40%	–27.95%	0.00%
Oncore Ultra	2,767	$10.197585	$28,212	1.40%	–27.95%	0.00%

	870,839		$8,900,711

2007
Top Tradition	4,801	$12.670021	$60,832	1.10%	11.07%	0.00%
Top Plus	3,159	$12.724386	$40,194	0.90%	11.29%	0.00%
Top Explorer	11,992	$12.616054	$151,286	1.30%	10.85%	0.00%
Oncore Flex	1,946	$14.102916	$27,438	1.50%	10.63%	0.00%
Oncore Value	74,987	$14.412496	$1,080,749	0.90%	11.29%	0.00%
Oncore & Firstar Oncore Premier	122,665	$14.153886	$1,736,206	1.40%	10.74%	0.00%
Oncore & Firstar Oncore Xtra	129,700	$14.153886	$1,835,766	1.40%	10.74%	0.00%
Oncore Lite	351,628	$14.153886	$4,976,898	1.40%	10.74%	0.00%
Oncore Ultra	5,352	$14.153886	$75,749	1.40%	10.74%	0.00%

	706,230		$9,985,118

2006
Top Tradition	4,800	$11.407110	$54,759	1.10%	11.90%	2.70%
Top Plus	1,087	$11.433262	$12,424	0.90%	12.12%	3.58%
Top Explorer	2,958	$11.381094	$33,671	1.30%	11.68%	3.72%
Oncore Flex	491	$12.747674	$6,256	1.50%	11.46%	0.96%
Oncore Value	61,944	$12.950090	$802,181	0.90%	12.12%	1.68%
Oncore & Firstar Oncore Premier	86,465	$12.781084	$1,105,116	1.40%	11.57%	1.36%
Oncore & Firstar Oncore Xtra	119,845	$12.781084	$1,531,752	1.40%	11.57%	1.36%
Oncore Lite	273,201	$12.781084	$3,491,804	1.40%	11.57%	1.36%
Oncore Ultra	2,716	$12.781084	$34,710	1.40%	6.50%	1.36%	8/7/06

	553,507		$7,072,673

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Balanced Subaccount (continued)
2005
Oncore Flex	724	$11.437239	$8,276	1.50%	1.95%	0.35%
Oncore Value	30,508	$11.550361	$352,384	0.90%	2.55%	0.29%
Oncore & Firstar Oncore Premier	62,832	$11.455950	$719,798	1.40%	2.05%	0.28%
Oncore Xtra	100,685	$11.455950	$1,153,443	1.40%	2.05%	0.28%
Oncore Lite	161,631	$11.455950	$1,851,642	1.40%	2.05%	0.28%

	356,380		$4,085,543

2004
Oncore Flex	178	$11.218760	$1,998	1.50%	12.19%	0.00%	5/3/04
Oncore Value	7,633	$11.262923	$85,969	0.90%	12.63%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	28,154	$11.226079	$316,065	1.40%	12.26%	0.00%	5/3/04
Oncore Xtra	53,809	$11.226079	$604,060	1.40%	12.26%	0.00%	5/3/04
Oncore Lite	58,596	$11.226079	$657,805	1.40%	12.26%	0.00%	5/3/04

	148,370		$1,665,897

Income Opportunity Subaccount
2008
Top Tradition	645	$8.845618	$5,709	1.10%	–21.68%	0.00%
Top Plus	196	$8.901270	$1,744	0.90%	–21.53%	0.00%
Top Explorer	424	$8.790469	$3,726	1.30%	–21.84%	0.00%
Oncore Flex	82	$9.226096	$753	1.50%	–21.99%	0.00%
Oncore Value	117,834	$9.484986	$1,117,653	0.90%	–21.53%	0.00%
Oncore Premier	59,815	$9.268618	$554,399	1.40%	–21.92%	0.00%
Oncore Xtra	81,131	$9.268618	$751,971	1.40%	–21.92%	0.00%
Oncore Lite	212,305	$9.268618	$1,967,776	1.40%	–21.92%	0.00%
Oncore Ultra	4,927	$9.268618	$45,668	1.40%	–21.92%	0.00%

	477,359		$4,449,399

2007
Top Tradition	647	$11.294518	$7,304	1.10%	7.14%	0.00%
Top Plus	196	$11.342979	$2,223	0.90%	7.35%	0.00%
Top Explorer	423	$11.246398	$4,758	1.30%	6.93%	0.00%
Oncore Flex	82	$11.827149	$972	1.50%	6.72%	0.00%
Oncore Value	88,351	$12.086802	$1,067,884	0.90%	7.35%	0.00%
Oncore & Firstar Oncore Premier	62,712	$11.869912	$744,372	1.40%	6.82%	0.00%
Oncore & Firstar Oncore Xtra	46,851	$11.869912	$556,118	1.40%	6.82%	0.00%
Oncore Lite	217,333	$11.869912	$2,579,727	1.40%	6.82%	0.00%
Oncore Ultra	2,175	$11.869912	$25,823	1.40%	6.82%	0.00%

	418,770		$4,989,181

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Income Opportunity Subaccount (continued)
2006
Top Tradition	186	$10.541712	$1,964	1.10%	3.03%	0.00%
Top Plus	196	$10.565890	$2,070	0.90%	3.23%	0.00%
Oncore Flex	4,916	$11.082754	$54,485	1.50%	2.62%	0.00%
Oncore Value	77,873	$11.258746	$876,750	0.90%	3.23%	0.00%
Oncore & Firstar Oncore Premier	62,654	$11.111810	$696,206	1.40%	2.72%	0.00%
Oncore & Firstar Oncore Xtra	82,923	$11.111810	$921,420	1.40%	2.72%	0.00%
Oncore Lite	269,457	$11.111810	$2,994,160	1.40%	2.72%	0.00%
Oncore Ultra	72	$11.111810	$796	1.40%	5.49%	0.00%	8/7/06

	498,277		$5,547,851

2005
Top Plus	196	$10.235413	$2,006	0.90%	2.35%	0.00%	11/2/05
Oncore Flex	4,917	$10.799790	$53,100	1.50%	1.46%	0.00%
Oncore Value	66,981	$10.906590	$730,530	0.90%	2.06%	0.00%
Oncore & Firstar Oncore Premier	65,416	$10.817466	$707,632	1.40%	1.56%	0.00%
Oncore & Firstar Oncore Xtra	73,699	$10.817466	$797,232	1.40%	1.56%	0.00%
Oncore & Firstar Oncore Lite	167,931	$10.817466	$1,816,602	1.40%	1.56%	0.00%

	379,140		$4,107,102

2004
Oncore Flex	3,003	$10.644429	$31,962	1.50%	6.44%	0.00%	5/3/04
Oncore Value	28,221	$10.686342	$301,580	0.90%	6.86%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	11,817	$10.651383	$125,872	1.40%	6.51%	0.00%	5/3/04
Oncore & Firstar Oncore Xtra	63,366	$10.651383	$674,940	1.40%	6.51%	0.00%	5/3/04
Oncore & Firstar Oncore Lite	77,546	$10.651383	$825,967	1.40%	6.51%	0.00%	5/3/04

	183,953		$1,960,321

Target VIP Subaccount
2008
Top Tradition	4,541	$6.745808	$30,636	1.10%	–43.96%	1.34%
Top Plus	1,155	$6.788280	$7,842	0.90%	–43.84%	1.17%
Top Explorer	3,858	$6.703742	$25,861	1.30%	–44.07%	1.20%
Oncore Flex	114,852	$6.661953	$765,135	1.50%	–44.18%	1.38%
Oncore Value	246,565	$6.788280	$1,673,749	0.90%	–43.84%	1.29%
Oncore Premier	269,841	$6.682784	$1,803,291	1.40%	–44.12%	1.29%
Oncore Xtra	251,406	$6.682784	$1,680,093	1.40%	–44.12%	1.29%
Oncore Lite	1,391,107	$6.682784	$9,296,466	1.40%	–44.12%	1.29%
Oncore Ultra	388,641	$6.682784	$2,597,206	1.40%	–44.12%	1.29%

	2,671,966		$17,880,279

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target VIP Subaccount (continued)
2007
Top Tradition	4,436	$12.036577	$53,393	1.10%	8.53%	1.01%
Top Plus	1,155	$12.088235	$13,964	0.90%	8.75%	0.69%
Top Explorer	3,557	$11.985299	$42,636	1.30%	8.32%	0.88%
Oncore & Firstar Oncore Flex	86,986	$11.934271	$1,038,120	1.50%	8.10%	0.86%
Oncore Value	224,301	$12.088235	$2,711,398	0.90%	8.75%	0.94%
Oncore & Firstar Oncore Premier	209,269	$11.959727	$2,502,797	1.40%	8.21%	1.09%
Oncore & Firstar Oncore Xtra	124,620	$11.959727	$1,490,416	1.40%	8.21%	1.09%
Oncore & Firstar Oncore Lite	1,002,145	$11.959727	$11,985,380	1.40%	8.21%	1.09%
Oncore Ultra	233,565	$11.959727	$2,793,379	1.40%	8.21%	1.09%

	1,890,034		$22,631,483

2006
Top Tradition	58	$11.090054	$638	1.10%	9.56%	0.01%
Top Plus	1,715	$11.115487	$19,059	0.90%	9.78%	0.02%
Oncore Flex	75,791	$11.039540	$836,693	1.50%	9.13%	0.01%
Oncore Value	165,221	$11.115487	$1,836,511	0.90%	9.78%	0.03%
Oncore & Firstar Oncore Premier	154,174	$11.052135	$1,703,978	1.40%	9.24%	0.02%
Oncore Xtra	46,219	$11.052135	$510,819	1.40%	9.24%	0.02%
Oncore Lite	424,460	$11.052135	$4,691,185	1.40%	9.24%	0.02%
Oncore Ultra	75,702	$11.052135	$836,664	1.40%	9.40%	0.02%	8/7/06

	943,340		$10,435,547

2005
Top Tradition	254	$10.122377	$2,572	1.10%	1.22%	0.00%	11/2/05
Oncore Flex	75,791	$10.116026	$766,705	1.50%	1.16%	0.00%	11/2/05
Oncore Value	3,605	$10.125566	$36,505	0.90%	1.26%	0.00%	11/2/05
Oncore Premier	1,731	$10.117607	$17,516	1.40%	1.18%	0.00%	11/2/05
Oncore Xtra	7,135	$10.117607	$72,193	1.40%	1.18%	0.00%	11/2/05
Oncore Lite	51,678	$10.117607	$522,847	1.40%	1.18%	0.00%	11/2/05

	140,194		$1,418,338

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Ohio National Fund, Inc.: (continued)
Target Equity/Income Subaccount
2008
Top I	5,694	$6.490148	$36,952	1.10%	–45.67%	1.84%
Top Tradition	18,555	$6.490148	$120,426	1.10%	–45.67%	1.87%
Top Plus	435	$6.531025	$2,838	0.90%	–45.57%	0.63%
Top Explorer	12,545	$6.449646	$80,911	1.30%	–45.78%	2.09%
Oncore Flex	122,543	$6.409438	$785,431	1.50%	–45.89%	2.16%
Oncore Value	407,307	$6.531025	$2,660,131	0.90%	–45.57%	1.86%
Oncore Premier	375,024	$6.429489	$2,411,212	1.40%	–45.84%	1.80%
Oncore Xtra	583,221	$6.429489	$3,749,814	1.40%	–45.84%	1.80%
Oncore Lite	1,650,461	$6.429489	$10,611,620	1.40%	–45.84%	1.80%
Oncore Ultra	315,974	$6.429489	$2,031,555	1.40%	–45.84%	1.80%
Oncore Wrap	3,680	$6.145946	$22,618	0.65%	–45.43%	2.30%

	3,495,439		$22,513,508

2007
Top I	5,299	$11.946722	$63,307	1.10%	9.21%	1.37%
Top Tradition	16,523	$11.946722	$197,399	1.10%	9.21%	1.65%
Top Plus	1,575	$11.998011	$18,897	0.90%	9.43%	1.31%
Top Explorer	8,746	$11.895824	$104,037	1.30%	8.99%	1.54%
Oncore Flex	103,928	$11.845168	$1,231,045	1.50%	8.78%	1.41%
Oncore & Firstar Oncore Value	399,359	$11.998011	$4,791,516	0.90%	9.43%	1.51%
Oncore & Firstar Oncore Premier	365,196	$11.870441	$4,335,038	1.40%	8.89%	1.68%
Oncore & Firstar Oncore Xtra	384,200	$11.870441	$4,560,620	1.40%	8.89%	1.68%
Oncore & Firstar Oncore Lite	1,653,119	$11.870441	$19,623,251	1.40%	8.89%	1.68%
Oncore Ultra	244,845	$11.870441	$2,906,416	1.40%	8.89%	1.68%

	3,182,790		$37,831,526

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date
Ohio National Fund, Inc.: (continued)
Target Equity/Income Subaccount (continued)
2006
Top I	5,048	$10.939213	$55,216	1.10%	8.18%	0.75%
Top Tradition	7,614	$10.939213	$83,289	1.10%	8.18%	0.84%
Top Plus	1,622	$10.964309	$17,787	0.90%	8.39%	0.88%
Top Explorer	782	$10.914261	$8,540	1.30%	7.96%	1.73%
Oncore Flex	79,272	$10.889373	$863,219	1.50%	7.75%	0.68%
Oncore & Firstar Oncore Value	284,392	$10.964309	$3,118,158	0.90%	8.39%	1.01%
Oncore & Firstar Oncore Premier	356,226	$10.901793	$3,883,505	1.40%	7.86%	0.93%
Oncore Xtra	289,482	$10.901793	$3,155,872	1.40%	7.86%	0.93%
Oncore & Firstar Oncore Lite	818,183	$10.901793	$8,919,664	1.40%	7.86%	0.93%
Oncore Ultra	20,733	$10.901793	$226,031	1.40%	5.13%	0.93%	8/7/06

	1,863,354		$20,331,281

2005
Top Tradition	2,020	$10.112390	$20,429	1.10%	1.12%	0.00%	11/2/05
Oncore Flex	75,000	$10.106042	$757,953	1.50%	1.06%	0.00%	11/2/05
Oncore Value	30,860	$10.115577	$312,169	0.90%	1.16%	0.00%	11/2/05
Oncore Premier	139,489	$10.107627	$1,409,904	1.40%	1.08%	0.00%	11/2/05
Oncore Xtra	6,746	$10.107627	$68,186	1.40%	1.08%	0.00%	11/2/05
Oncore Lite	98,317	$10.107627	$993,746	1.40%	1.08%	0.00%	11/2/05

	352,432		$3,562,387

Bristol Growth Subaccount
2008
Top Tradition	104	$6.032345	$625	1.10%	–41.23%	0.00%
Top Plus	87	$6.052379	$529	0.90%	–41.11%	0.00%
Top Explorer	1,070	$6.012424	$6,432	1.30%	–41.35%	0.00%
Oncore Flex	71	$5.992588	$426	1.50%	–41.46%	0.00%
Oncore Value	17,405	$6.052379	$105,343	0.90%	–41.11%	0.00%
Oncore Premier	52,327	$6.002489	$314,094	1.40%	–41.40%	0.00%
Oncore Xtra	18,865	$6.002489	$113,236	1.40%	–41.40%	0.00%
Oncore Lite	54,651	$6.002489	$328,039	1.40%	–41.40%	0.00%
Oncore Ultra	6,050	$6.002489	$36,315	1.40%	–41.40%	0.00%

	150,630		$905,039

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bristol Growth Subaccount (continued)
2007
Top Explorer	1,006	$10.250753	$10,310	1.30%	2.51%	0.00%	5/1/07
Oncore Value	10,096	$10.277908	$103,770	0.90%	2.78%	0.00%	5/1/07
Oncore Premier	22,101	$10.243993	$226,405	1.40%	2.44%	0.00%	5/1/07
Oncore Xtra	5,681	$10.243993	$58,192	1.40%	2.44%	0.00%	5/1/07
Oncore Lite	37,298	$10.243993	$382,084	1.40%	2.44%	0.00%	5/1/07

	76,182		$780,761

Dow Target 10 Portfolios:
First Quarter Subaccount
2008
Top Tradition	619	$7.944605	$4,921	1.10%	–38.12%	0.00%
Top Explorer	594	$7.804505	$4,638	1.30%	–38.24%	0.00%
Oncore Flex	4,699	$7.652587	$35,963	1.50%	–38.37%	0.00%
Oncore Value	44,819	$8.119974	$363,931	0.90%	–38.00%	0.00%
Oncore Premier	71,455	$7.728371	$552,220	1.40%	–38.30%	0.00%
Oncore Xtra	21,143	$7.728371	$163,403	1.40%	–38.30%	0.00%
Oncore Lite	50,390	$7.728371	$389,431	1.40%	–38.30%	0.00%
Oncore Ultra	17,444	$7.728371	$134,812	1.40%	–38.30%	0.00%

	211,163		$1,649,319

2007
Top Tradition	602	$12.838748	$7,731	1.10%	–0.49%	0.00%
Top Explorer	743	$12.637417	$9,390	1.30%	–0.69%	0.00%
Oncore Flex	8,214	$12.416044	$101,983	1.50%	–0.89%	0.00%
Oncore & Firstar Oncore Value	37,400	$13.096036	$489,797	0.90%	–0.30%	0.00%
Oncore & Firstar Oncore Premier	80,851	$12.526572	$1,012,791	1.40%	–0.79%	0.00%
Oncore & Firstar Oncore Xtra	23,182	$12.526572	$290,388	1.40%	–0.79%	0.00%
Oncore Lite	64,327	$12.526572	$805,793	1.40%	–0.79%	0.00%
Oncore Ultra	10,940	$12.526572	$137,042	1.40%	–0.79%	0.00%

	226,259		$2,854,915

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****
Dow Target 10 Portfolios: (continued)
First Quarter Subaccount (continued)
2006
Top Tradition	517	$12.902603	$6,669	1.10%	27.46%	7.62%
Top Explorer	1,226	$12.725522	$15,602	1.30%	27.21%	7.99%
Oncore Flex	5,261	$12.527446	$65,906	1.50%	26.96%	7.57%
Oncore & Firstar Oncore Value	20,836	$13.134966	$273,675	0.90%	27.72%	7.38%
Oncore & Firstar Oncore Premier	111,602	$12.626436	$1,409,135	1.40%	27.09%	7.22%
Oncore & Firstar Oncore Xtra	22,032	$12.626436	$278,188	1.40%	27.09%	7.22%
Oncore Lite	29,134	$12.626436	$367,861	1.40%	27.09%	7.22%

	190,608		$2,417,036

2005
Top Tradition	555	$10.122592	$5,617	1.10%	–7.24%	0.00%
Top Plus	491	$10.243391	$5,032	0.90%	–7.06%	0.00%
Top Explorer	1,096	$10.003354	$10,959	1.30%	–7.43%	0.00%
Oncore Flex	6,493	$9.867028	$64,064	1.50%	–7.61%	0.00%
Oncore & Firstar Oncore Value	24,235	$10.284567	$249,245	0.90%	–7.06%	0.00%
Oncore & Firstar Oncore Premier	133,633	$9.935236	$1,327,671	1.40%	–7.52%	0.00%
Oncore & Firstar Oncore Xtra	35,345	$9.935236	$351,160	1.40%	–7.52%	0.00%
Oncore Lite	18,854	$9.935236	$187,336	1.40%	–7.52%	0.00%

	220,702		$2,201,084

2004
Top Tradition	1,889	$10.913089	$20,610	1.10%	2.09%	0.00%
Top Plus	491	$11.021522	$5,414	0.90%	2.29%	0.00%
Top Explorer	941	$10.805814	$10,165	1.30%	1.88%	0.00%
Oncore Flex	23,583	$10.679548	$251,858	1.50%	1.68%	0.00%
Oncore & Firstar Oncore Value	31,655	$11.065824	$350,294	0.90%	2.29%	0.00%
Oncore & Firstar Oncore Premier	144,729	$10.742820	$1,554,795	1.40%	1.78%	0.00%
Oncore & Firstar Oncore Xtra	39,970	$10.742820	$429,386	1.40%	1.78%	0.00%
Oncore Lite	15,564	$10.742820	$167,202	1.40%	1.78%	0.00%

	258,822		$2,789,724

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
Second Quarter Subaccount
2008
Top Tradition	253	$8.600469	$2,178	1.10%	–46.91%	0.00%
Top Explorer	1,314	$8.452970	$11,107	1.30%	–47.02%	0.00%
Oncore Flex	4,812	$7.761170	$37,350	1.50%	–47.12%	0.00%
Oncore Value	56,419	$8.223639	$463,968	0.90%	–46.81%	0.00%
Oncore Premier	81,345	$7.836175	$637,431	1.40%	–47.07%	0.00%
Oncore Xtra	36,274	$7.836175	$284,246	1.40%	–47.07%	0.00%
Oncore Lite	49,712	$7.836175	$389,555	1.40%	–47.07%	0.00%
Oncore Ultra	10,725	$7.836175	$84,042	1.40%	–47.07%	0.00%

	240,854		$1,909,877

2007
Top Tradition	239	$16.200928	$3,869	1.10%	3.92%	0.00%
Top Explorer	1,934	$15.954786	$30,856	1.30%	3.72%	0.00%
Oncore Flex	856	$14.678161	$12,562	1.50%	3.51%	0.00%
Oncore & Firstar Oncore Value	35,011	$15.460202	$541,280	0.90%	4.13%	0.00%
Oncore & Firstar Oncore Premier	98,335	$14.805313	$1,455,873	1.40%	3.61%	0.00%
Oncore & Firstar Oncore Xtra	55,169	$14.805313	$816,800	1.40%	3.61%	0.00%
Oncore & Firstar Oncore Lite	40,940	$14.805313	$606,136	1.40%	3.61%	0.00%
Oncore Ultra	6,118	$14.805313	$90,582	1.40%	3.61%	0.00%

	238,602		$3,557,958

2006
Top Tradition	164	$15.589464	$2,561	1.10%	28.23%	6.52%
Top Explorer	2,162	$15.383132	$33,264	1.30%	27.98%	6.58%
Oncore Flex	68	$14.180360	$970	1.50%	27.73%	3.46%
Oncore & Firstar Oncore Value	30,600	$14.847093	$454,327	0.90%	28.48%	6.40%
Oncore & Firstar Oncore Premier	109,419	$14.289034	$1,563,464	1.40%	27.85%	6.19%
Oncore & Firstar Oncore Xtra	73,012	$14.289034	$1,043,277	1.40%	27.85%	6.19%
Oncore & Firstar Oncore Lite	20,026	$14.289034	$286,157	1.40%	27.85%	6.19%

	235,451		$3,384,020

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
Second Quarter Subaccount (continued)
2005
Top Tradition	162	$12.157413	$1,965	1.10%	–3.67%	0.00%
Top Explorer	2,151	$12.020151	$25,861	1.30%	–3.86%	0.00%
Oncore Flex	496	$11.102141	$5,505	1.50%	–4.05%	0.00%
Oncore & Firstar Oncore Value	31,140	$11.555629	$359,844	0.90%	–3.48%	0.00%
Oncore & Firstar Oncore Premier	134,973	$11.176238	$1,508,487	1.40%	–3.95%	0.00%
Oncore & Firstar Oncore Xtra	75,262	$11.176238	$841,146	1.40%	–3.95%	0.00%
Oncore & Firstar Oncore Lite	21,012	$11.176238	$234,832	1.40%	–3.95%	0.00%

	265,196		$2,977,640

2004
Top Tradition	467	$12.620548	$5,888	1.10%	0.82%	0.00%
Top Explorer	2,155	$12.502660	$26,938	1.30%	0.62%	0.00%
Oncore Flex	1,299	$11.570552	$15,026	1.50%	0.42%	0.00%
Oncore & Firstar Oncore Value	30,100	$11.972150	$360,360	0.90%	1.02%	0.00%
Oncore & Firstar Oncore Premier	155,610	$11.636337	$1,810,745	1.40%	0.52%	0.00%
Oncore & Firstar Oncore Xtra	65,873	$11.636337	$766,526	1.40%	0.52%	0.00%
Oncore & Firstar Oncore Lite	13,728	$11.636337	$159,745	1.40%	0.52%	0.00%

	269,232		$3,145,228

Third Quarter Subaccount
2008
Top Tradition	5,167	$9.203990	$47,555	1.10%	–41.20%	0.00%
Top Explorer	421	$9.050612	$3,812	1.30%	–41.32%	0.00%
Oncore Flex	2,626	$6.963909	$18,287	1.50%	–41.43%	0.00%
Oncore Value	89,818	$7.368009	$661,781	0.90%	–41.08%	0.00%
Oncore Premier	72,744	$7.029504	$511,355	1.40%	–41.38%	0.00%
Oncore Xtra	18,766	$7.029504	$131,919	1.40%	–41.38%	0.00%
Oncore Lite	62,123	$7.029504	$436,691	1.40%	–41.38%	0.00%
Oncore Ultra	29,203	$7.029504	$205,284	1.40%	–41.38%	0.00%

	280,868		$2,016,684

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 10 Portfolios: (continued)
Third Quarter Subaccount (continued)
2007
Top Tradition	1,517	$15.653302	$23,743	1.10%	4.38%	0.00%
Top Explorer	5,224	$15.423086	$80,566	1.30%	4.17%	0.00%
Oncore Flex	9,673	$11.890758	$115,025	1.50%	3.96%	0.00%
Oncore & Firstar Oncore Value	120,947	$12.505882	$1,512,555	0.90%	4.58%	0.00%
Oncore & Firstar Oncore Premier	83,435	$11.990860	$1,000,447	1.40%	4.07%	0.00%
Oncore & Firstar Oncore Xtra	22,695	$11.990860	$272,130	1.40%	4.07%	0.00%
Oncore Lite	80,457	$11.990860	$964,748	1.40%	4.07%	0.00%
Oncore Ultra	21,095	$11.990860	$252,953	1.40%	4.07%	0.00%

	345,043		$4,222,167

2006
Top Tradition	1,553	$14.997044	$23,290	1.10%	26.57%	5.78%
Top Explorer	7,114	$14.805857	$105,330	1.30%	26.32%	5.50%
Oncore & Firstar Oncore Flex	10,523	$11.437563	$120,358	1.50%	26.07%	5.35%
Oncore & Firstar Oncore Value	110,960	$11.957743	$1,326,828	0.90%	26.82%	7.34%
Oncore & Firstar Oncore Premier	110,505	$11.522424	$1,273,281	1.40%	26.19%	5.88%
Oncore & Firstar Oncore Xtra	55,322	$11.522424	$637,449	1.40%	26.19%	5.88%
Oncore Lite	40,606	$11.522424	$467,884	1.40%	26.19%	5.88%
Oncore Ultra	934	$11.522424	$10,759	1.40%	10.45%	5.88%	8/7/06

	337,517		$3,965,179

2005
Top Tradition	1,612	$11.849075	$19,107	1.10%	–6.45%	0.00%
Top Explorer	7,558	$11.721071	$88,583	1.30%	–6.63%	0.00%
Oncore & Firstar Oncore Flex	11,590	$9.072397	$105,145	1.50%	–6.82%	0.00%
Oncore & Firstar Oncore Value	78,645	$9.429101	$741,553	0.90%	–6.26%	0.00%
Oncore & Firstar Oncore Premier	131,028	$9.130719	$1,196,378	1.40%	–6.72%	0.00%
Oncore & Firstar Oncore Xtra	42,047	$9.130719	$383,924	1.40%	–6.72%	0.00%
Oncore Lite	38,720	$9.130719	$353,540	1.40%	–6.72%	0.00%

	311,200		$2,888,230

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (continued)
Third Quarter Subaccount (continued)
2004
Top Tradition	2,487	$12.665868	$31,496	1.10%	2.21%	0.00%
Top Explorer	8,719	$12.553757	$109,462	1.30%	2.01%	0.00%
Oncore & Firstar Oncore Flex	11,626	$9.736068	$113,189	1.50%	1.81%	0.00%
Oncore & Firstar Oncore Value	74,755	$10.059185	$751,972	0.90%	2.42%	0.00%
Oncore & Firstar Oncore Premier	155,269	$9.789027	$1,519,938	1.40%	1.91%	0.00%
Oncore & Firstar Oncore Xtra	46,071	$9.789027	$450,986	1.40%	1.91%	0.00%
Oncore Lite	30,819	$9.789027	$301,687	1.40%	1.91%	0.00%

	329,746		$3,278,730

Fourth Quarter Subaccount
2008
Top Tradition	458	$10.149894	$4,652	1.10%	–35.71%	0.00%
Top Plus	97	$10.317137	$1,005	0.90%	–35.58%	0.00%
Top Explorer	1,335	$9.985698	$13,332	1.30%	–35.84%	0.00%
Oncore Flex	533	$8.387325	$4,471	1.50%	–35.97%	0.00%
Oncore Value	65,239	$8.860674	$578,063	0.90%	–35.58%	0.00%
Oncore Premier	72,268	$8.464191	$611,685	1.40%	–35.90%	0.00%
Oncore Xtra	12,653	$8.464191	$107,094	1.40%	–35.90%	0.00%
Oncore Lite	67,909	$8.464191	$574,796	1.40%	–35.90%	0.00%
Oncore Ultra	31,421	$8.464191	$265,953	1.40%	–35.90%	0.00%

	251,913		$2,161,051

2007
Top Tradition	916	$15.787942	$14,463	1.10%	2.43%	0.00%
Top Plus	106	$16.016146	$1,699	0.90%	2.63%	0.00%
Top Explorer	1,376	$15.563400	$21,417	1.30%	2.22%	0.00%
Oncore Flex	53,586	$13.098192	$701,878	1.50%	2.02%	0.00%
Oncore & Firstar Oncore Value	59,999	$13.755150	$825,299	0.90%	2.63%	0.00%
Oncore & Firstar Oncore Premier	80,482	$13.205149	$1,062,771	1.40%	2.12%	0.00%
Oncore & Firstar Oncore Xtra	16,224	$13.205149	$214,234	1.40%	2.12%	0.00%
Oncore Lite	144,844	$13.205149	$1,912,683	1.40%	2.12%	0.00%
Oncore Ultra	22,948	$13.205149	$303,038	1.40%	2.12%	0.00%

	380,481		$5,057,482

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 10 Portfolios: (continued)
Fourth Quarter Subaccount (continued)
2006
Top Tradition	950	$15.413865	$14,645	1.10%	26.03%	5.38%
Top Plus	330	$15.605547	$5,147	0.90%	26.28%	5.31%
Top Explorer	788	$15.224844	$11,999	1.30%	25.78%	6.16%
Oncore Flex	7,202	$12.838715	$92,469	1.50%	25.53%	5.32%
Oncore & Firstar Oncore Value	46,481	$13.402515	$622,961	0.90%	26.28%	10.23%
Oncore & Firstar Oncore Premier	78,202	$12.930732	$1,011,205	1.40%	25.66%	5.95%
Oncore & Firstar Oncore Xtra	26,765	$12.930732	$346,096	1.40%	25.66%	5.95%
Oncore Lite	40,329	$12.930732	$521,486	1.40%	25.66%	5.95%
Oncore Ultra	14,526	$12.930732	$187,828	1.40%	10.54%	5.95%	8/7/06

	215,573		$2,813,836

2005
Top Tradition	944	$12.230451	$11,542	1.10%	–5.54%	0.00%
Top Plus	339	$12.358123	$4,185	0.90%	–5.35%	0.00%
Top Explorer	702	$12.104285	$8,498	1.30%	–5.73%	0.00%
Oncore Flex	7,472	$10.227332	$76,422	1.50%	–5.91%	0.00%
Oncore & Firstar Oncore Value	22,574	$10.613529	$239,592	0.90%	–5.35%	0.00%
Oncore & Firstar Oncore Premier	87,456	$10.290509	$899,969	1.40%	–5.82%	0.00%
Oncore & Firstar Oncore Xtra	41,856	$10.290509	$430,720	1.40%	–5.82%	0.00%
Oncore Lite	34,639	$10.290509	$356,455	1.40%	–5.82%	0.00%

	195,982		$2,027,383

2004
Top Tradition	1,874	$12.947669	$24,267	1.10%	0.04%	0.00%
Top Plus	348	$13.056995	$4,543	0.90%	0.23%	0.00%
Top Explorer	738	$12.839375	$9,480	1.30%	–0.16%	0.00%
Oncore & Firstar Oncore Flex	8,286	$10.869807	$90,062	1.50%	–0.36%	0.00%
Oncore & Firstar Oncore Value	24,956	$11.213748	$279,851	0.90%	0.23%	0.00%
Oncore & Firstar Oncore Premier	97,060	$10.926212	$1,060,497	1.40%	–0.26%	0.00%
Oncore & Firstar Oncore Xtra	41,599	$10.926212	$454,522	1.40%	–0.26%	0.00%
Oncore Lite	22,424	$10.926212	$245,012	1.40%	–0.26%	0.00%

	197,285		$2,168,234

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios:
First Quarter Subaccount
2008
Top Tradition	98	$8.387956	$823	1.10%	–48.97%	0.00%
Top Explorer	21	$8.240059	$170	1.30%	–49.07%	0.00%
Oncore Flex	11,241	$8.094977	$90,995	1.50%	–49.18%	0.00%
Oncore Value	10,740	$8.538766	$91,703	0.90%	–48.87%	0.00%
Oncore Premier	27,973	$8.167095	$228,461	1.40%	–49.12%	0.00%
Oncore Xtra	11,711	$8.167095	$95,648	1.40%	–49.12%	0.00%
Oncore Lite	55,184	$8.167095	$450,694	1.40%	–49.12%	0.00%
Oncore Ultra	11,291	$8.167095	$92,212	1.40%	–49.12%	0.00%

	128,259		$1,050,706

2007
Top Tradition	93	$16.438149	$1,534	1.10%	1.79%	0.00%
Top Explorer	7	$16.180464	$113	1.30%	1.58%	0.00%
Oncore Value	3,608	$16.700369	$60,252	0.90%	1.99%	0.00%
Oncore Premier	27,563	$16.053134	$442,475	1.40%	1.48%	0.00%
Oncore Xtra	14,877	$16.053134	$238,821	1.40%	1.48%	0.00%
Oncore & Firstar Oncore Lite	20,616	$16.053134	$330,951	1.40%	1.48%	0.00%
Oncore Ultra	1,857	$16.053134	$29,803	1.40%	1.48%	0.00%

	68,621		$1,103,949

2006
Top I	181	$16.149554	$2,921	1.10%	39.31%	5.33%
Top Tradition	47	$16.149554	$766	1.10%	39.31%	2.18%
Oncore Value	341	$16.374521	$5,587	0.90%	39.58%	2.43%
Oncore & Firstar Oncore Premier	29,251	$15.818388	$462,708	1.40%	38.89%	5.13%
Oncore Xtra	24,774	$15.818388	$391,877	1.40%	38.89%	5.13%
Oncore & Firstar Oncore Lite	4,888	$15.818388	$77,316	1.40%	38.89%	5.13%

	59,482		$941,175

2005
Top I	181	$11.592905	$2,102	1.10%	–3.26%	0.00%
Top Tradition	180	$11.592905	$2,086	1.10%	–3.26%	0.00%
Top Explorer	769	$11.456407	$8,813	1.30%	–3.45%	0.00%
Oncore Value	1,190	$11.731211	$13,955	0.90%	–3.07%	0.00%
Oncore & Firstar Oncore Premier	31,015	$11.388760	$353,219	1.40%	–3.55%	0.00%
Oncore Xtra	26,736	$11.388760	$304,491	1.40%	–3.55%	0.00%
Oncore & Firstar Oncore Lite	4,193	$11.388760	$47,760	1.40%	–3.55%	0.00%

	64,264		$732,426

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
First Quarter Subaccount (continued)
2004
Top I	182	$11.983597	$2,178	1.10%	9.48%	0.00%
Top Tradition	174	$11.983597	$2,086	1.10%	9.48%	0.00%
Top Explorer	772	$11.865840	$9,165	1.30%	9.26%	0.00%
Oncore Value	995	$12.102624	$12,046	0.90%	9.70%	0.00%
Oncore & Firstar Oncore Premier	23,813	$11.807403	$281,166	1.40%	9.16%	0.00%
Oncore Xtra	19,583	$11.807403	$231,224	1.40%	9.16%	0.00%
Oncore & Firstar Oncore Lite	4,015	$11.807403	$47,407	1.40%	9.16%	0.00%

	49,534		$585,272

Second Quarter Subaccount
2008
Top Tradition	10	$8.892749	$89	1.10%	–49.81%	0.00%
Top Explorer	22	$8.740294	$190	1.30%	–49.91%	0.00%
Oncore Value	4,858	$9.048199	$43,957	0.90%	–49.71%	0.00%
Oncore Premier	23,898	$8.665039	$207,083	1.40%	–49.96%	0.00%
Oncore Xtra	14,888	$8.665039	$129,003	1.40%	–49.96%	0.00%
Oncore Lite	13,814	$8.665039	$119,701	1.40%	–49.96%	0.00%
Oncore Ultra	18,465	$8.665039	$159,998	1.40%	–49.96%	0.00%

	75,955		$660,021

2007
Top Tradition	5	$17.717956	$91	1.10%	3.70%	0.00%
Top Explorer	8	$17.448846	$136	1.30%	3.50%	0.00%
Oncore Value	5,674	$17.991767	$102,091	0.90%	3.91%	0.00%
Oncore & Firstar Oncore Premier	25,894	$17.315805	$448,378	1.40%	3.40%	0.00%
Oncore Xtra	29,939	$17.315805	$518,412	1.40%	3.40%	0.00%
Oncore & Firstar Oncore Lite	20,693	$17.315805	$358,319	1.40%	3.40%	0.00%
Oncore Ultra	5,321	$17.315805	$92,137	1.40%	3.40%	0.00%

	87,534		$1,519,564

2006
Top Tradition	399	$17.085151	$6,810	1.10%	36.37%	5.17%
Oncore Value	318	$17.314636	$5,510	0.90%	36.64%	6.41%
Oncore & Firstar Oncore Premier	20,821	$16.747196	$348,690	1.40%	35.97%	5.35%
Oncore Xtra	21,455	$16.747196	$359,310	1.40%	35.97%	5.35%
Oncore & Firstar Oncore Lite	9,713	$16.747196	$162,673	1.40%	35.97%	5.35%

	52,706		$882,993

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Second Quarter Subaccount (continued)
2005
Top I	384	$12.528382	$4,813	1.10%	–4.15%	0.00%
Top Tradition	393	$12.528382	$4,927	1.10%	–4.15%	0.00%
Oncore Value	145	$12.671608	$1,840	0.90%	–3.96%	0.00%
Oncore & Firstar Oncore Premier	17,557	$12.316883	$216,243	1.40%	–4.43%	0.00%
Oncore Xtra	23,649	$12.316883	$291,285	1.40%	–4.43%	0.00%
Oncore & Firstar Oncore Lite	2,255	$12.316883	$27,766	1.40%	–4.43%	0.00%

	44,383		$546,874

2004
Top I	384	$13.070210	$5,025	1.10%	9.75%	0.00%
Top Tradition	388	$13.070210	$5,070	1.10%	9.75%	0.00%
Oncore Value	146	$13.193528	$1,923	0.90%	9.97%	0.00%
Oncore & Firstar Oncore Premier	19,312	$12.887587	$248,884	1.40%	9.43%	0.00%
Oncore Xtra	18,053	$12.887587	$232,662	1.40%	9.43%	0.00%
Oncore & Firstar Oncore Lite	1,334	$12.887587	$17,187	1.40%	9.43%	0.00%

	39,617		$510,751

Third Quarter Subaccount
2008
Top Tradition	127	$6.492381	$827	1.10%	–52.57%	0.00%
Top Explorer	41	$6.384147	$263	1.30%	–52.66%	0.00%
Oncore Flex	4,140	$6.277890	$25,993	1.50%	–52.76%	0.00%
Oncore Value	8,436	$6.602658	$55,702	0.90%	–52.47%	0.00%
Oncore Premier	24,392	$6.330732	$154,412	1.40%	–52.71%	0.00%
Oncore Xtra	27,759	$6.330732	$175,733	1.40%	–52.71%	0.00%
Oncore Lite	16,839	$6.330732	$106,602	1.40%	–52.71%	0.00%
Oncore Ultra	13,975	$6.330732	$88,474	1.40%	–52.71%	0.00%

	95,709		$608,006

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Third Quarter Subaccount (continued)
2007
Top Tradition	124	$13.687642	$1,696	1.10%	7.70%	0.00%
Top Explorer	7	$13.486277	$92	1.30%	7.49%	0.00%
Oncore Value	16,989	$13.892380	$236,014	0.90%	7.92%	0.00%
Oncore & Firstar Oncore Premier	23,012	$13.386757	$308,065	1.40%	7.38%	0.00%
Oncore Xtra	36,594	$13.386757	$489,874	1.40%	7.38%	0.00%
Oncore Lite	14,241	$13.386757	$190,639	1.40%	7.38%	0.00%
Oncore Ultra	8,111	$13.386757	$108,576	1.40%	7.38%	0.00%

	99,078		$1,334,956

2006
Top Tradition	125	$12.708856	$1,592	1.10%	34.89%	4.67%
Oncore Flex	257	$12.387065	$3,178	1.50%	34.36%	4.74%
Oncore Value	6,104	$12.873278	$78,579	0.90%	35.16%	6.91%
Oncore & Firstar Oncore Premier	24,119	$12.466572	$300,687	1.40%	34.50%	5.96%
Oncore Xtra	48,946	$12.466572	$610,189	1.40%	34.50%	5.96%
Oncore Lite	3,258	$12.466572	$40,617	1.40%	34.50%	5.96%

	82,809		$1,034,842

2005
Top Tradition	109	$9.421328	$1,026	1.10%	–20.06%	0.00%
Oncore Flex	257	$9.218989	$2,367	1.50%	–20.37%	0.00%
Oncore Value	3,341	$9.524383	$31,821	0.90%	–19.90%	0.00%
Oncore & Firstar Oncore Premier	27,566	$9.269049	$255,507	1.40%	–20.29%	0.00%
Oncore Xtra	17,912	$9.269049	$166,028	1.40%	–20.29%	0.00%
Oncore Lite	5,555	$9.269049	$51,495	1.40%	–20.29%	0.00%

	54,740		$508,244

2004
Top Tradition	341	$11.785236	$4,015	1.10%	6.69%	0.00%
Top Explorer	2,418	$11.680872	$28,240	1.30%	6.48%	0.00%
Oncore Flex	257	$11.577647	$2,973	1.50%	6.27%	0.00%
Oncore Value	2,704	$11.890616	$32,149	0.90%	6.90%	0.00%
Oncore & Firstar Oncore Premier	26,796	$11.629080	$311,627	1.40%	6.37%	0.00%
Oncore Xtra	17,189	$11.629080	$199,892	1.40%	6.37%	0.00%
Oncore Lite	1,191	$11.629080	$13,845	1.40%	6.37%	0.00%

	50,896		$592,741

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 5 Portfolios: (continued)
Fourth Quarter Subaccount
2008
Top Tradition	100	$10.725913	$1,067	1.10%	–41.88%	0.00%
Top Plus	83	$10.902636	$904	0.90%	–41.77%	0.00%
Top Explorer	104	$10.552397	$1,102	1.30%	–42.00%	0.00%
Oncore Flex	6,878	$7.628135	$52,469	1.50%	–42.11%	0.00%
Oncore Value	25,346	$8.058668	$204,255	0.90%	–41.77%	0.00%
Oncore Premier	48,070	$7.698052	$370,046	1.40%	–42.06%	0.00%
Oncore Xtra	11,448	$7.698052	$88,129	1.40%	–42.06%	0.00%
Oncore Lite	27,082	$7.698052	$208,481	1.40%	–42.06%	0.00%
Oncore Ultra	12,336	$7.698052	$94,961	1.40%	–42.06%	0.00%

	131,447		$1,021,414

2007
Top Tradition	93	$18.455819	$1,718	1.10%	5.79%	0.00%
Top Plus	453	$18.722554	$8,489	0.90%	6.01%	0.00%
Top Explorer	90	$18.193346	$1,630	1.30%	5.58%	0.00%
Oncore Flex	322	$13.177764	$4,243	1.50%	5.38%	0.00%
Oncore Value	13,776	$13.838753	$190,640	0.90%	6.01%	0.00%
Oncore & Firstar Oncore Premier	51,886	$13.285379	$689,321	1.40%	5.48%	0.00%
Oncore Xtra	18,571	$13.285379	$246,722	1.40%	5.48%	0.00%
Oncore Lite	33,788	$13.285379	$448,885	1.40%	5.48%	0.00%
Oncore Ultra	12,072	$13.285379	$160,384	1.40%	5.48%	0.00%

	131,051		$1,752,032

2006
Top Tradition	117	$17.444918	$2,042	1.10%	36.83%	4.94%
Top Plus	453	$17.661820	$8,008	0.90%	37.10%	4.33%
Top Explorer	80	$17.230999	$1,387	1.30%	36.56%	22.97%
Oncore Value	12,303	$13.054703	$160,612	0.90%	37.10%	32.40%
Oncore & Firstar Oncore Premier	36,019	$12.595151	$453,654	1.40%	36.43%	6.17%
Oncore Xtra	22,304	$12.595151	$280,919	1.40%	36.43%	6.17%
Oncore Lite	17,231	$12.595151	$217,023	1.40%	36.43%	6.17%
Oncore Ultra	1,941	$12.595151	$24,447	1.40%	7.46%	6.17%	8/7/06

	90,448		$1,148,092

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (continued)
Fourth Quarter Subaccount (continued)
2005
Top Tradition	113	$12.749342	$1,440	1.10%	–13.45%	0.00%
Top Plus	600	$12.882396	$7,734	0.90%	–13.28%	0.00%
Oncore Value	876	$9.521994	$8,342	0.90%	–13.28%	0.00%
Oncore & Firstar Oncore Premier	40,652	$9.232197	$375,307	1.40%	–13.71%	0.00%
Oncore Xtra	18,941	$9.232197	$174,869	1.40%	–13.71%	0.00%
Oncore Lite	4,510	$9.232197	$41,630	1.40%	–13.71%	0.00%

	65,692		$609,322

2004
Top Tradition	107	$14.730567	$1,581	1.10%	5.40%	0.00%
Top Plus	600	$14.854913	$8,918	0.90%	5.60%	0.00%
Top Explorer	104	$14.607342	$1,526	1.30%	5.19%	0.00%
Oncore Value	1,023	$10.979975	$11,232	0.90%	5.60%	0.00%
Oncore & Firstar Oncore Premier	45,950	$10.698436	$491,577	1.40%	5.08%	0.00%
Oncore Xtra	21,508	$10.698436	$230,106	1.40%	5.08%	0.00%
Oncore Lite	1,353	$10.698436	$14,471	1.40%	5.08%	0.00%

	70,645		$759,411

Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount
2008
Top Explorer	81,039	$11.078295	$897,770	1.30%	–47.85%	0.74%
2007
Top Explorer	102,968	$21.242717	$2,187,320	1.30%	25.33%	0.89%
2006
Top Explorer	144,498	$16.949844	$2,449,223	1.30%	5.48%	0.43%
2005
Top Explorer	194,709	$16.068911	$3,128,754	1.30%	4.44%	0.59%
2004
Top Explorer	295,990	$15.385058	$4,553,822	1.30%	2.05%	0.28%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund: (continued)
VIP Equity-Income Subaccount
2008
Top Explorer	60,017	$11.865423	$712,129	1.30%	–43.39%	2.16%
2007
Top Explorer	95,735	$20.961400	$2,006,738	1.30%	0.22%	1.56%
2006
Top Explorer	135,318	$20.915307	$2,830,217	1.30%	18.66%	3.35%
2005
Top Explorer	168,166	$17.626890	$2,964,244	1.30%	4.51%	1.75%
2004
Top Explorer	226,431	$16.866119	$3,819,007	1.30%	10.09%	1.59%
VIP High Income Subaccount
2008
Top Explorer	10,946	$9.128858	$99,929	1.30%	–25.95%	7.02%
2007
Top Explorer	17,402	$12.328123	$214,535	1.30%	1.46%	5.74%
2006
Top Explorer	43,142	$12.150732	$524,209	1.30%	9.81%	6.28%
2005
Top Explorer	63,067	$11.064892	$697,835	1.30%	1.39%	14.60%
2004
Top Explorer	82,781	$10.913572	$903,435	1.30%	8.18%	8.67%
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2008
Top I	2,510	$5.538990	$13,903	1.10%	–40.38%	0.71%
Top Tradition	112,917	$5.538990	$625,448	1.10%	–40.38%	0.73%
Top Plus	17,884	$5.640607	$100,879	0.90%	–40.26%	0.74%
Investar Vision & Top Spectrum	7,468	$7.592518	$56,702	1.40%	–40.56%	0.73%
Top Explorer	27,809	$5.439402	$151,262	1.30%	–40.50%	0.73%
Oncore Flex	18,273	$7.512989	$137,285	1.50%	–40.61%	0.80%
Oncore Value	76,380	$8.004357	$611,372	0.90%	–40.26%	0.73%
Oncore Premier	401,416	$7.592518	$3,047,760	1.40%	–40.56%	0.72%
Oncore Xtra	43,132	$7.592518	$327,479	1.40%	–40.56%	0.72%

	707,789		$5,072,090

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Large Cap Growth Subaccount (continued)
2007
Top I	3,545	$9.290215	$32,933	1.10%	13.83%	0.73%
Top Tradition	133,665	$9.290215	$1,241,772	1.10%	13.83%	0.71%
Top Plus	22,384	$9.441813	$211,343	0.90%	14.06%	0.66%
Investar Vision & Top Spectrum	8,214	$12.772481	$104,918	1.40%	13.49%	0.70%
Top Explorer	31,549	$9.141320	$288,398	1.30%	13.61%	0.68%
Oncore & Firstar Oncore Flex	25,620	$12.651224	$324,125	1.50%	13.38%	0.69%
Oncore & Firstar Oncore Value	91,919	$13.398511	$1,231,578	0.90%	14.06%	0.68%
Oncore & Firstar Oncore Premier	493,276	$12.772481	$6,300,368	1.40%	13.49%	0.68%
Oncore & Firstar Oncore Xtra	60,740	$12.772481	$775,800	1.40%	13.49%	0.68%

	870,912		$10,511,235

2006
Top I	3,663	$8.161292	$29,899	1.10%	10.17%	0.49%
Top Tradition	150,173	$8.161292	$1,225,607	1.10%	10.17%	0.48%
Top Plus	35,885	$8.277956	$297,051	0.90%	10.39%	0.47%
Investar Vision & Top Spectrum	9,669	$11.253869	$108,813	1.40%	9.84%	0.48%
Top Explorer	48,360	$8.046443	$389,128	1.30%	9.95%	0.47%
Oncore & Firstar Oncore Flex	30,159	$11.158078	$336,513	1.50%	9.74%	0.46%
Oncore & Firstar Oncore Value	137,652	$11.746926	$1,616,990	0.90%	10.39%	0.46%
Oncore & Firstar Oncore Premier	682,542	$11.253869	$7,681,235	1.40%	9.84%	0.47%
Oncore & Firstar Oncore Xtra	76,239	$11.253869	$857,983	1.40%	9.84%	0.47%

	1,174,342		$12,543,219

2005
Top I	4,648	$7.407944	$34,431	1.10%	3.16%	0.34%
Top Tradition	174,095	$7.407944	$1,289,686	1.10%	3.16%	0.33%
Top Plus	47,032	$7.498999	$352,696	0.90%	3.36%	0.33%
Investar Vision & Top Spectrum	11,602	$10.245288	$118,861	1.40%	2.85%	0.32%
Top Explorer	69,223	$7.318094	$506,582	1.30%	2.95%	0.32%
Oncore & Firstar Oncore Flex	38,389	$10.168070	$390,344	1.50%	2.75%	0.30%
Oncore & Firstar Oncore Value	182,354	$10.641533	$1,940,522	0.90%	3.36%	0.32%
Oncore & Firstar Oncore Premier	892,972	$10.245288	$9,148,757	1.40%	2.85%	0.32%
Oncore & Firstar Oncore Xtra	84,386	$10.245288	$864,556	1.40%	2.85%	0.32%

	1,504,701		$14,646,435

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Large Cap Growth Subaccount (continued)
2004
Top I	5,953	$7.181339	$42,752	1.10%	3.38%	0.14%
Top Tradition	211,039	$7.181339	$1,515,540	1.10%	3.38%	0.13%
Top Plus	76,951	$7.255263	$558,298	0.90%	3.58%	0.14%
Investar Vision & Top Spectrum	17,072	$9.961271	$170,054	1.40%	3.07%	0.13%
Top Explorer	90,047	$7.108215	$640,074	1.30%	3.17%	0.12%
Oncore & Firstar Oncore Flex	67,586	$9.895909	$668,820	1.50%	2.97%	0.13%
Oncore & Firstar Oncore Value	255,162	$10.295650	$2,627,055	0.90%	3.58%	0.13%
Oncore & Firstar Oncore Premier	1,167,051	$9.961271	$11,625,323	1.40%	3.07%	0.13%
Oncore & Firstar Oncore Xtra	111,717	$9.961271	$1,112,845	1.40%	3.07%	0.13%

	2,002,578		$18,960,761

International Growth Subaccount
2008
Oncore Flex	16,173	$14.269928	$230,793	1.50%	–52.82%	1.24%
Oncore Value	40,024	$15.202805	$608,475	0.90%	–52.54%	1.22%
Oncore Premier	108,670	$14.420891	$1,567,116	1.40%	–52.78%	1.12%
Oncore Xtra	31,567	$14.420891	$455,226	1.40%	–52.78%	1.12%

	196,434		$2,861,610

2007
Oncore & Firstar Oncore Flex	19,652	$30.248653	$594,453	1.50%	26.41%	0.62%
Oncore & Firstar Oncore Value	63,560	$32.034274	$2,036,101	0.90%	27.17%	0.62%
Oncore & Firstar Oncore Premier	137,928	$30.538347	$4,212,102	1.40%	26.54%	0.62%
Oncore & Firstar Oncore Xtra	54,164	$30.538347	$1,654,073	1.40%	26.54%	0.62%

	275,304		$8,496,729

2006
Oncore & Firstar Oncore Flex	23,359	$23.928900	$558,948	1.50%	44.86%	1.90%
Oncore & Firstar Oncore Value	75,712	$25.190899	$1,907,265	0.90%	45.71%	2.12%
Oncore & Firstar Oncore Premier	158,060	$24.134153	$3,814,655	1.40%	45.00%	1.91%
Oncore & Firstar Oncore Xtra	62,116	$24.134153	$1,499,110	1.40%	45.00%	1.91%

	319,247		$7,779,978

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
International Growth Subaccount (continued)
2005
Oncore & Firstar Oncore Flex	33,269	$16.519053	$549,569	1.50%	30.34%	1.29%
Oncore & Firstar Oncore Value	67,171	$17.287798	$1,161,235	0.90%	31.12%	1.22%
Oncore & Firstar Oncore Premier	166,642	$16.644398	$2,773,655	1.40%	30.47%	1.22%
Oncore & Firstar Oncore Xtra	67,094	$16.644398	$1,116,742	1.40%	30.47%	1.22%

	334,176		$5,601,201

2004
Oncore & Firstar Oncore Flex	27,970	$12.673406	$354,473	1.50%	17.19%	0.90%
Oncore & Firstar Oncore Value	61,451	$13.185067	$810,234	0.90%	17.89%	0.91%
Oncore & Firstar Oncore Premier	189,524	$12.757043	$2,417,774	1.40%	17.30%	0.88%
Oncore & Firstar Oncore Xtra	58,820	$12.757043	$750,364	1.40%	17.30%	0.88%

	337,765		$4,332,845

Worldwide Growth Subaccount
2008
Top I	3,829	$5.759298	$22,054	1.10%	–45.27%	1.07%
Top Tradition	76,042	$5.759298	$437,946	1.10%	–45.27%	1.17%
Top Plus	6,309	$5.864901	$37,003	0.90%	–45.16%	1.12%
Investar Vision & Top Spectrum	6,822	$7.088501	$48,360	1.40%	–45.43%	1.07%
Top Explorer	34,880	$5.655739	$197,271	1.30%	–45.38%	1.14%
Oncore Flex	8,861	$7.147795	$63,337	1.50%	–45.48%	0.93%
Oncore Value	42,936	$7.615203	$326,963	0.90%	–45.16%	1.16%
Oncore Premier	182,748	$7.223460	$1,320,071	1.40%	–45.43%	1.15%
Oncore Xtra	28,520	$7.223460	$206,014	1.40%	–45.43%	1.15%

	390,947		$2,659,019

2007
Top I	5,912	$10.522468	$62,207	1.10%	8.43%	0.75%
Top Tradition	90,467	$10.522468	$951,933	1.10%	8.43%	0.74%
Top Plus	10,148	$10.694060	$108,521	0.90%	8.64%	0.68%
Investar Vision & Top Spectrum	13,721	$12.989674	$178,235	1.40%	8.11%	0.74%
Top Explorer	46,465	$10.353826	$481,086	1.30%	8.21%	0.74%
Oncore & Firstar Oncore Flex	24,411	$13.111326	$320,065	1.50%	8.00%	0.73%
Oncore & Firstar Oncore Value	58,553	$13.885571	$813,037	0.90%	8.64%	0.72%
Oncore & Firstar Oncore Premier	227,280	$13.236978	$3,008,511	1.40%	8.11%	0.70%
Oncore & Firstar Oncore Xtra	43,302	$13.236978	$573,185	1.40%	8.11%	0.70%

	520,259		$6,496,780

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount (continued)
2006
Top I	6,473	$9.704556	$62,821	1.10%	16.92%	1.73%
Top Tradition	104,692	$9.704556	$1,015,993	1.10%	16.92%	1.73%
Top Plus	11,082	$9.843191	$109,081	0.90%	17.15%	1.67%
Investar Vision & Top Spectrum	18,295	$12.015739	$219,824	1.40%	16.58%	1.51%
Top Explorer	56,725	$9.568011	$542,747	1.30%	16.69%	1.70%
Oncore & Firstar Oncore Flex	27,033	$12.140297	$328,194	1.50%	16.46%	1.68%
Oncore & Firstar Oncore Value	73,169	$12.780771	$935,158	0.90%	17.15%	1.71%
Oncore & Firstar Oncore Premier	333,728	$12.244500	$4,086,322	1.40%	16.58%	1.69%
Oncore & Firstar Oncore Xtra	57,170	$12.244500	$700,018	1.40%	16.58%	1.69%

	688,367		$8,000,158

2005
Top I	9,299	$8.300095	$77,183	1.10%	4.72%	1.30%
Top Tradition	125,911	$8.300095	$1,045,076	1.10%	4.72%	1.35%
Top Plus	21,516	$8.402063	$180,775	0.90%	4.92%	1.24%
Investar Vision & Top Spectrum	39,235	$10.307219	$404,408	1.40%	4.41%	1.33%
Top Explorer	91,796	$8.199446	$752,679	1.30%	4.51%	1.35%
Oncore & Firstar Oncore Flex	34,988	$10.424300	$364,731	1.50%	4.30%	1.17%
Oncore & Firstar Oncore Value	98,568	$10.909551	$1,075,337	0.90%	4.92%	1.31%
Oncore & Firstar Oncore Premier	458,681	$10.503437	$4,817,732	1.40%	4.41%	1.31%
Oncore & Firstar Oncore Xtra	69,151	$10.503437	$726,303	1.40%	4.41%	1.31%

	949,145		$9,444,224

2004
Top I	14,579	$7.926252	$115,553	1.10%	3.64%	1.02%
Top Tradition	164,556	$7.926252	$1,304,311	1.10%	3.64%	0.96%
Top Plus	39,696	$8.007801	$317,874	0.90%	3.84%	0.91%
Investar Vision & Top Spectrum	51,613	$9.872113	$509,534	1.40%	3.33%	0.94%
Top Explorer	113,552	$7.845571	$890,882	1.30%	3.43%	0.95%
Oncore & Firstar Oncore Flex	68,077	$9.994066	$680,363	1.50%	3.23%	0.95%
Oncore & Firstar Oncore Value	147,886	$10.397621	$1,537,658	0.90%	3.84%	0.91%
Oncore & Firstar Oncore Premier	629,370	$10.060040	$6,331,497	1.40%	3.33%	0.97%
Oncore & Firstar Oncore Xtra	104,791	$10.060040	$1,054,205	1.40%	3.33%	0.97%

	1,334,120		$12,741,877

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount
2008
Top I	4,836	$11.984507	$57,955	1.10%	–16.76%	2.29%
Top Tradition	147,689	$11.984507	$1,769,982	1.10%	–16.76%	2.62%
Top Plus	25,012	$12.204184	$305,256	0.90%	–16.59%	2.51%
Investar Vision & Top Spectrum	38,776	$15.817210	$613,332	1.40%	–17.00%	2.49%
Top Explorer	42,472	$11.769165	$499,865	1.30%	–16.92%	2.55%
Oncore Flex	12,553	$15.221569	$191,074	1.50%	–17.09%	2.33%
Oncore Value	67,559	$16.216479	$1,095,572	0.90%	–16.59%	2.64%
Oncore Premier	320,328	$15.382556	$4,927,439	1.40%	–17.00%	2.52%
Oncore Xtra	22,047	$15.382556	$339,144	1.40%	–17.00%	2.52%

	681,272		$9,799,619

2007
Top I	9,529	$14.397113	$137,192	1.10%	9.33%	2.57%
Top Tradition	167,224	$14.397113	$2,407,541	1.10%	9.33%	2.51%
Top Plus	34,042	$14.631886	$498,095	0.90%	9.54%	2.42%
Investar Vision & Top Spectrum	57,739	$19.057974	$1,100,382	1.40%	9.00%	2.39%
Top Explorer	65,796	$14.166475	$932,095	1.30%	9.11%	2.37%
Oncore & Firstar Oncore Flex	20,791	$18.358442	$381,691	1.50%	8.89%	2.53%
Oncore & Firstar Oncore Value	75,468	$19.442322	$1,467,264	0.90%	9.54%	2.42%
Oncore & Firstar Oncore Premier	438,687	$18.534267	$8,130,774	1.40%	9.00%	2.41%
Oncore & Firstar Oncore Xtra	38,694	$18.534267	$717,161	1.40%	9.00%	2.41%

	907,970		$15,772,195

2006
Top I	10,425	$13.168911	$137,284	1.10%	9.52%	1.90%
Top Tradition	194,791	$13.168911	$2,565,186	1.10%	9.52%	2.14%
Top Plus	47,516	$13.357027	$634,674	0.90%	9.73%	2.04%
Investar Vision & Top Spectrum	88,148	$17.484172	$1,541,201	1.40%	9.19%	1.95%
Top Explorer	81,791	$12.983695	$1,061,954	1.30%	9.30%	2.04%
Oncore & Firstar Oncore Flex	22,625	$16.859100	$381,434	1.50%	9.09%	2.02%
Oncore & Firstar Oncore Value	97,998	$17.748339	$1,739,309	0.90%	9.73%	1.99%
Oncore & Firstar Oncore Premier	600,965	$17.003708	$10,218,626	1.40%	9.19%	2.00%
Oncore & Firstar Oncore Xtra	55,094	$17.003708	$936,795	1.40%	9.19%	2.00%

	1,199,353		$19,216,463

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount (continued)
2005
Top I	15,867	$12.024522	$190,795	1.10%	6.78%	2.14%
Top Tradition	222,441	$12.024522	$2,674,743	1.10%	6.78%	2.22%
Top Plus	65,259	$12.172221	$794,347	0.90%	6.99%	2.15%
Investar Vision & Top Spectrum	135,505	$16.012022	$2,169,708	1.40%	6.46%	2.15%
Top Explorer	110,233	$11.878778	$1,309,430	1.30%	6.57%	2.21%
Oncore & Firstar Oncore Flex	29,405	$15.454765	$454,451	1.50%	6.36%	1.86%
Oncore & Firstar Oncore Value	137,650	$16.174009	$2,226,356	0.90%	6.99%	2.21%
Oncore & Firstar Oncore Premier	887,368	$15.572016	$13,818,106	1.40%	6.46%	2.13%
Oncore & Firstar Oncore Xtra	78,788	$15.572016	$1,226,889	1.40%	6.46%	2.13%

	1,682,516		$24,864,825

2004
Top I	19,532	$11.261194	$219,949	1.10%	7.34%	2.24%
Top Tradition	260,603	$11.261194	$2,934,697	1.10%	7.34%	2.20%
Top Plus	104,122	$11.377016	$1,184,601	0.90%	7.56%	2.15%
Investar Vision & Top Spectrum	189,347	$15.039919	$2,847,761	1.40%	7.02%	2.10%
Top Explorer	133,548	$11.146615	$1,488,604	1.30%	7.13%	2.09%
Oncore & Firstar Oncore Flex	68,297	$14.530765	$992,413	1.50%	6.92%	2.08%
Oncore & Firstar Oncore Value	193,173	$15.117361	$2,920,272	0.90%	7.56%	2.06%
Oncore & Firstar Oncore Premier	1,270,762	$14.626630	$18,586,974	1.40%	7.02%	2.11%
Oncore & Firstar Oncore Xtra	100,225	$14.626630	$1,465,957	1.40%	7.02%	2.11%

	2,339,609		$32,641,228

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4):
Fundamental Value Subaccount
2008
Top Tradition	4,232	$7.481939	$31,666	1.10%	–37.27%	1.79%
Top Plus	265	$7.529030	$1,995	0.90%	–37.14%	1.76%
Top Spectrum	401	$7.412038	$2,970	1.40%	–37.46%	1.27%
Top Explorer	2,340	$7.435281	$17,396	1.30%	–37.39%	1.34%
Oncore Flex	5,525	$12.027321	$66,456	1.50%	–37.52%	1.48%
Oncore Value	166,106	$12.813551	$2,128,404	0.90%	–37.14%	2.01%
Oncore Premier	182,995	$12.154528	$2,224,216	1.40%	–37.46%	1.70%
Oncore Xtra	165,164	$12.154528	$2,007,489	1.40%	–37.46%	1.70%
Oncore Lite	363,829	$12.154528	$4,422,172	1.40%	–37.46%	1.70%
Oncore Ultra	28,099	$12.154528	$341,534	1.40%	–37.46%	1.70%
Oncore Wrap	779	$6.669040	$5,193	0.65%	–36.99%	6.83%

	919,735		$11,249,491

2007
Top Tradition	4,113	$11.927158	$49,058	1.10%	–4.74%	1.82%	4/27/07
Top Plus	265	$11.978341	$3,173	0.90%	–4.62%	6.36%	4/27/07
Investar Vision & Top Spectrum	606	$11.850999	$7,184	1.40%	–4.94%	1.76%	4/27/07
Top Explorer	2,933	$11.876350	$34,835	1.30%	–4.87%	1.84%	4/27/07
Oncore Flex	8,180	$19.249359	$157,457	1.50%	–5.00%	1.81%	4/27/07
Oncore & Firstar Oncore Value	134,209	$20.385767	$2,735,944	0.90%	–4.62%	1.92%	4/27/07
Oncore & Firstar Oncore Premier	211,104	$19.433681	$4,102,514	1.40%	–4.94%	1.80%	4/27/07
Oncore & Firstar Oncore Xtra	199,127	$19.433681	$3,869,775	1.40%	–4.94%	1.80%	4/27/07
Oncore & Firstar Oncore Lite	363,640	$19.433681	$7,066,873	1.40%	–4.94%	1.80%	4/27/07
Oncore Ultra	9,174	$19.433681	$178,287	1.40%	–4.94%	1.80%	4/27/07

	933,351		$18,205,100

Capital and Income Subaccount
2008
Top Explorer	2,161	$7.524169	$16,261	1.30%	–35.86%	1.21%
Oncore Flex	3,589	$8.622603	$30,947	1.50%	–35.98%	0.57%
Oncore Value	42,579	$9.186260	$391,138	0.90%	–35.60%	1.10%
Oncore Premier	107,144	$8.713821	$933,628	1.40%	–35.92%	0.95%
Oncore Xtra	144,297	$8.713821	$1,257,376	1.40%	–35.92%	0.95%
Oncore Lite	90,537	$8.713821	$788,926	1.40%	–35.92%	0.95%
Oncore Ultra	3,932	$8.713821	$34,266	1.40%	–35.92%	0.95%

	394,239		$3,452,542

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
Capital and Income Subaccount (continued)
2007
Top Explorer	1,747	$11.730125	$20,488	1.30%	0.26%	2.19%	4/27/07
Oncore & Firstar Oncore Flex	8,598	$13.469264	$115,810	1.50%	0.12%	2.02%	4/27/07
Oncore & Firstar Oncore Value	42,072	$14.264494	$600,135	0.90%	0.53%	2.31%	4/27/07
Oncore & Firstar Oncore Premier	159,000	$13.598284	$2,162,127	1.40%	0.19%	1.96%	4/27/07
Oncore & Firstar Oncore Xtra	184,418	$13.598284	$2,507,765	1.40%	0.19%	1.96%	4/27/07
Oncore & Firstar Oncore Lite	95,680	$13.598284	$1,301,088	1.40%	0.19%	1.96%	4/27/07
Oncore Ultra	3,308	$13.598284	$44,984	1.40%	0.19%	1.96%	4/27/07

	494,823		$6,752,397

Investors Subaccount
2008
Top Tradition	8	$7.855193	$61	1.10%	–36.33%	1.38%
Investar Vision	110	$7.781828	$855	1.40%	–36.52%	1.37%
Top Explorer	154	$7.806218	$1,201	1.30%	–36.45%	1.51%
Oncore Flex	14,214	$10.189200	$144,833	1.50%	–36.58%	1.26%
Oncore Value	186,232	$10.855288	$2,021,599	0.90%	–36.20%	2.21%
Oncore Premier	119,763	$10.296989	$1,233,204	1.40%	–36.52%	1.29%
Oncore Xtra	108,931	$10.296989	$1,121,664	1.40%	–36.52%	1.29%
Oncore Lite	173,189	$10.296989	$1,783,322	1.40%	–36.52%	1.29%
Oncore Ultra	7,605	$10.296989	$78,305	1.40%	–36.52%	1.29%

	610,206		$6,385,044

2007
Top Tradition	8	$12.336617	$96	1.10%	2.76%	6.25%
Investar Vision	110	$12.257854	$1,353	1.40%	2.46%	3.73%
Top Explorer	268	$12.284067	$3,294	1.30%	2.56%	1.38%
Oncore & Firstar Oncore Flex	24,904	$16.065836	$400,101	1.50%	2.36%	1.56%
Oncore & Firstar Oncore Value	66,414	$17.014337	$1,129,998	0.90%	2.97%	1.44%
Oncore & Firstar Oncore Premier	123,103	$16.219704	$1,996,702	1.40%	2.46%	1.32%
Oncore & Firstar Oncore Xtra	120,580	$16.219704	$1,955,766	1.40%	2.46%	1.32%
Oncore & Firstar Oncore Lite	160,601	$16.219704	$2,604,894	1.40%	2.46%	1.32%
Oncore Ultra	2,100	$16.219704	$34,056	1.40%	2.46%	1.32%

	498,088		$8,126,260

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
Investors Subaccount (continued)
2006
Top Explorer	240	$11.977407	$2,871	1.30%	16.75%	3.72%
Oncore & Firstar Oncore Flex	19,491	$15.695883	$305,923	1.50%	16.52%	1.60%
Oncore & Firstar Oncore Value	51,661	$16.523729	$853,627	0.90%	17.21%	1.68%
Oncore & Firstar Oncore Premier	168,033	$15.830515	$2,660,059	1.40%	16.63%	1.71%
Oncore & Firstar Oncore Xtra	105,110	$15.830515	$1,663,943	1.40%	16.63%	1.71%
Oncore & Firstar Oncore Lite	94,054	$15.830515	$1,488,930	1.40%	16.63%	1.71%
Oncore Ultra	2,259	$15.830515	$35,755	1.40%	11.13%	1.71%	8/7/06

	440,848		$7,011,108

2005
Oncore & Firstar Oncore Flex	22,993	$13.470984	$309,732	1.50%	4.96%	0.75%
Oncore & Firstar Oncore Value	52,860	$14.097887	$745,210	0.90%	5.58%	1.17%
Oncore & Firstar Oncore Premier	167,895	$13.573192	$2,278,865	1.40%	5.06%	1.22%
Oncore & Firstar Oncore Xtra	121,680	$13.573192	$1,651,590	1.40%	5.06%	1.22%
Oncore Lite	72,239	$13.573192	$980,520	1.40%	5.06%	1.22%

	437,667		$5,965,917

2004
Oncore & Firstar Oncore Flex	54,406	$12.834716	$698,287	1.50%	8.74%	1.38%
Oncore & Firstar Oncore Value	59,379	$13.352844	$792,875	0.90%	9.39%	1.56%
Oncore & Firstar Oncore Premier	170,824	$12.919400	$2,206,953	1.40%	8.85%	1.44%
Oncore & Firstar Oncore Xtra	147,871	$12.919400	$1,910,399	1.40%	8.85%	1.44%
Oncore & Firstar Oncore Lite	55,853	$12.919400	$721,588	1.40%	8.85%	1.44%

	488,333		$6,330,102

All Cap Subaccount
2006
Top Tradition	2,542	$11.914775	$30,282	1.10%	16.83%	2.69%
Investar Vision & Top Spectrum	721	$11.874024	$8,563	1.40%	16.49%	4.97%
Top Explorer	797	$11.887605	$9,469	1.30%	16.60%	3.73%
Oncore Flex	8,316	$19.305866	$160,544	1.50%	16.37%	1.21%
Oncore & Firstar Oncore Value	108,570	$20.324063	$2,206,586	0.90%	17.06%	1.33%
Oncore & Firstar Oncore Premier	228,459	$19.471432	$4,448,453	1.40%	16.49%	1.41%
Oncore & Firstar Oncore Xtra	208,652	$19.471432	$4,062,747	1.40%	16.49%	1.41%
Oncore & Firstar Oncore Lite	287,659	$19.471432	$5,601,135	1.40%	16.49%	1.41%
Oncore Ultra	7,107	$19.471432	$138,379	1.40%	12.63%	1.41%	8/7/06

	852,823		$16,666,158

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
All Cap Subaccount (continued)
2005
Oncore Flex	11,000	$16.589881	$182,493	1.50%	2.51%	0.66%
Oncore & Firstar Oncore Value	114,467	$17.361907	$1,987,362	0.90%	3.12%	0.98%
Oncore & Firstar Oncore Premier	269,215	$16.715728	$4,500,121	1.40%	2.61%	0.87%
Oncore & Firstar Oncore Xtra	219,832	$16.715728	$3,674,657	1.40%	2.61%	0.87%
Oncore & Firstar Oncore Lite	229,856	$16.715728	$3,842,207	1.40%	2.61%	0.87%

	844,370		$14,186,840

2004
Oncore & Firstar Oncore Flex	21,872	$16.183237	$353,954	1.50%	6.71%	0.47%
Oncore & Firstar Oncore Value	93,302	$16.836502	$1,570,887	0.90%	7.34%	0.66%
Oncore & Firstar Oncore Premier	306,133	$16.289995	$4,986,912	1.40%	6.81%	0.54%
Oncore & Firstar Oncore Xtra	251,883	$16.289995	$4,103,173	1.40%	6.81%	0.54%
Oncore & Firstar Oncore Lite	172,705	$16.289995	$2,813,360	1.40%	6.81%	0.54%

	845,895		$13,828,286

Total Return Subaccount
2006
Top Explorer	46	$11.361033	$524	1.30%	11.12%	5.27%
Oncore & Firstar Oncore Flex	9,037	$13.071370	$118,120	1.50%	10.90%	2.13%
Oncore & Firstar Oncore Value	33,468	$13.760823	$460,551	0.90%	11.56%	1.71%
Oncore & Firstar Oncore Premier	180,481	$13.183505	$2,379,368	1.40%	11.01%	2.05%
Oncore & Firstar Oncore Xtra	212,123	$13.183505	$2,796,527	1.40%	11.01%	2.05%
Oncore & Firstar Oncore Lite	88,219	$13.183505	$1,163,039	1.40%	11.01%	2.05%
Oncore Ultra	1,546	$13.183505	$20,381	1.40%	8.78%	2.05%	8/7/06

	524,920		$6,938,510

2005
Oncore & Firstar Oncore Flex	9,120	$11.786214	$107,494	1.50%	1.79%	1.77%
Oncore & Firstar Oncore Value	39,870	$12.334736	$491,789	0.90%	2.40%	1.88%
Oncore & Firstar Oncore Premier	211,646	$11.875653	$2,513,439	1.40%	1.89%	1.89%
Oncore & Firstar Oncore Xtra	221,490	$11.875653	$2,630,335	1.40%	1.89%	1.89%
Oncore & Firstar Oncore Lite	105,204	$11.875653	$1,249,364	1.40%	1.89%	1.89%

	587,330		$6,992,421

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Legg Mason Partners Variable Equity Trust — Class I (note 4): (continued)
Total Return Subaccount (continued)
2004
Oncore & Firstar Oncore Flex	12,141	$11.578627	$140,580	1.50%	7.13%	1.78%
Oncore & Firstar Oncore Value	49,135	$12.046054	$591,878	0.90%	7.77%	1.80%
Oncore & Firstar Oncore Premier	252,002	$11.655037	$2,937,089	1.40%	7.23%	1.92%
Oncore & Firstar Oncore Xtra	245,292	$11.655037	$2,858,891	1.40%	7.23%	1.92%
Oncore & Firstar Oncore Lite	100,671	$11.655037	$1,173,324	1.40%	7.23%	1.92%

	659,241		$7,701,762

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2008
Top I	292	$9.513097	$2,775	1.10%	–40.75%	2.14%
Top Tradition	24,152	$9.513097	$229,760	1.10%	–40.75%	1.92%
Top Plus	5,165	$9.687498	$50,034	0.90%	–40.63%	1.90%
Top Spectrum	620	$10.536942	$6,536	1.40%	–40.93%	0.90%
Top Explorer	11,195	$9.342132	$104,585	1.30%	–40.87%	1.84%
Oncore Flex	2,107	$10.426645	$21,966	1.50%	–40.99%	1.91%
Oncore Value	72,464	$11.108305	$804,951	0.90%	–40.63%	1.85%
Oncore Premier	97,082	$10.536942	$1,022,951	1.40%	–40.93%	1.83%
Oncore Xtra	185,853	$10.536942	$1,958,326	1.40%	–40.93%	1.83%
Oncore Lite	21,701	$10.536942	$228,665	1.40%	–40.93%	1.83%

	420,631		$4,430,549

2007
Top I	1,350	$16.056547	$21,675	1.10%	5.46%	0.55%
Top Tradition	29,183	$16.056547	$468,575	1.10%	5.46%	0.53%
Top Plus	6,929	$16.318356	$113,068	0.90%	5.67%	0.55%
Investar Vision & Top Spectrum	2,212	$17.837706	$39,460	1.40%	5.15%	0.59%
Top Explorer	13,102	$15.799335	$206,996	1.30%	5.25%	0.50%
Oncore & Firstar Oncore Flex	4,073	$17.668492	$71,967	1.50%	5.04%	0.61%
Oncore & Firstar Oncore Value	92,651	$18.711669	$1,733,650	0.90%	5.67%	0.58%
Oncore & Firstar Oncore Premier	164,520	$17.837706	$2,934,670	1.40%	5.15%	0.55%
Oncore & Firstar Oncore Xtra	254,682	$17.837706	$4,542,940	1.40%	5.15%	0.55%
Oncore & Firstar Oncore Lite	33,317	$17.837706	$594,296	1.40%	5.15%	0.55%

	602,019		$10,727,297

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Opportunity Subaccount (continued)
2006
Top I	1,836	$15.224915	$27,951	1.10%	11.00%	0.00%
Top Tradition	45,107	$15.224915	$686,746	1.10%	11.00%	0.00%
Top Plus	10,941	$15.442373	$168,957	0.90%	11.22%	0.00%
Investar Vision & Top Spectrum	2,670	$16.964296	$45,290	1.40%	10.67%	0.00%
Top Explorer	26,544	$15.010818	$398,443	1.30%	10.78%	0.00%
Oncore & Firstar Oncore Flex	5,072	$16.820036	$85,318	1.50%	10.56%	0.00%
Oncore & Firstar Oncore Value	132,856	$17.707195	$2,352,502	0.90%	11.22%	0.00%
Oncore & Firstar Oncore Premier	277,236	$16.964296	$4,703,134	1.40%	10.67%	0.00%
Oncore & Firstar Oncore Xtra	374,629	$16.964296	$6,355,317	1.40%	10.67%	0.00%
Oncore & Firstar Oncore Lite	73,210	$16.964296	$1,241,949	1.40%	10.67%	0.00%

	950,101		$16,065,607

2005
Top I	3,214	$13.716021	$44,083	1.10%	6.71%	0.00%
Top Tradition	46,503	$13.716021	$637,831	1.10%	6.71%	0.00%
Top Plus	12,755	$13.884465	$177,090	0.90%	6.92%	0.00%
Investar Vision & Top Spectrum	4,622	$15.328247	$70,854	1.40%	6.40%	0.00%
Top Explorer	33,232	$13.549801	$450,281	1.30%	6.50%	0.00%
Oncore & Firstar Oncore Flex	16,360	$15.212835	$248,879	1.50%	6.29%	0.00%
Oncore & Firstar Oncore Value	155,307	$15.920809	$2,472,618	0.90%	6.92%	0.00%
Oncore & Firstar Oncore Premier	339,865	$15.328247	$5,209,540	1.40%	6.40%	0.00%
Oncore & Firstar Oncore Xtra	435,281	$15.328247	$6,672,090	1.40%	6.40%	0.00%
Oncore & Firstar Oncore Lite	108,801	$15.328247	$1,667,744	1.40%	6.40%	0.00%

	1,155,940		$17,651,010

2004
Top I	3,842	$12.853057	$49,381	1.10%	16.93%	0.00%
Top Tradition	53,542	$12.853057	$688,176	1.10%	16.93%	0.00%
Top Plus	20,696	$12.985241	$268,747	0.90%	17.16%	0.00%
Investar Vision & Top Spectrum	6,383	$14.406341	$91,954	1.40%	16.58%	0.00%
Top Explorer	43,658	$12.722318	$555,435	1.30%	16.70%	0.00%
Oncore & Firstar Oncore Flex	23,707	$14.311919	$339,290	1.50%	16.47%	0.00%
Oncore & Firstar Oncore Value	183,977	$14.889703	$2,739,361	0.90%	17.16%	0.00%
Oncore & Firstar Oncore Premier	428,808	$14.406341	$6,177,548	1.40%	16.58%	0.00%
Oncore & Firstar Oncore Xtra	513,308	$14.406341	$7,394,885	1.40%	16.58%	0.00%
Oncore & Firstar Oncore Lite	156,244	$14.406341	$2,250,910	1.40%	16.58%	0.00%

	1,434,165		$20,555,687

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Small/Mid Cap Value Subaccount
2008
Top Tradition	514	$9.642315	$4,959	1.10%	–45.16%	0.00%
Top Plus	163	$9.819143	$1,605	0.90%	–45.05%	0.00%
Top Spectrum	394	$8.213257	$3,235	1.40%	–45.32%	0.00%
Top Explorer	659	$9.468999	$6,241	1.30%	–45.26%	0.00%
Oncore Flex	2,396	$8.127264	$19,477	1.50%	–45.37%	0.00%
Oncore Value	1,531	$8.658751	$13,259	0.90%	–45.05%	0.00%
Oncore Premier	18,522	$8.213257	$152,114	1.40%	–45.32%	0.00%
Oncore Xtra	25,405	$8.213257	$208,660	1.40%	–45.32%	0.00%

	49,584		$409,550

2007
Top Tradition	2,401	$17.581190	$42,211	1.10%	–1.80%	0.02%
Top Plus	163	$17.867960	$2,920	0.90%	–1.61%	0.01%
Top Spectrum	692	$15.020239	$10,393	1.40%	–2.10%	0.02%
Top Explorer	918	$17.299511	$15,879	1.30%	–2.00%	0.02%
Oncore Flex	3,299	$14.877732	$49,080	1.50%	–2.19%	0.02%
Oncore & Firstar Oncore Value	1,575	$15.756382	$24,812	0.90%	–1.61%	0.01%
Oncore & Firstar Oncore Premier	25,270	$15.020239	$379,574	1.40%	–2.10%	0.02%
Oncore & Firstar Oncore Xtra	27,204	$15.020239	$408,607	1.40%	–2.10%	0.02%

	61,522		$933,476

2006
Top Tradition	4,439	$17.904314	$79,479	1.10%	14.47%	0.00%
Top Plus	4,561	$18.160118	$82,837	0.90%	14.69%	0.00%
Top Spectrum	769	$15.341971	$11,799	1.40%	14.13%	0.00%
Top Explorer	1,858	$17.652508	$32,797	1.30%	14.24%	0.00%
Oncore & Firstar Oncore Flex	4,771	$15.211488	$72,568	1.50%	14.02%	0.00%
Oncore & Firstar Oncore Value	5,515	$16.014007	$88,317	0.90%	14.69%	0.00%
Oncore & Firstar Oncore Premier	37,401	$15.341971	$573,813	1.40%	14.13%	0.00%
Oncore & Firstar Oncore Xtra	33,059	$15.341971	$507,186	1.40%	14.13%	0.00%

	92,373		$1,448,796

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Small/Mid Cap Value Subaccount (continued)
2005
Top I	616	$15.641554	$9,637	1.10%	15.24%	0.36%
Top Tradition	5,635	$15.641554	$88,136	1.10%	15.24%	0.36%
Top Plus	5,600	$15.833700	$88,665	0.90%	15.47%	0.36%
Top Spectrum	2,057	$13.442715	$27,646	1.40%	14.90%	0.00%
Top Explorer	2,976	$15.451988	$45,980	1.30%	15.01%	0.37%
Oncore & Firstar Oncore Flex	2,985	$13.341494	$39,819	1.50%	14.78%	0.77%
Oncore & Firstar Oncore Value	7,453	$13.962519	$104,059	0.90%	15.47%	0.42%
Oncore & Firstar Oncore Premier	48,531	$13.442715	$652,394	1.40%	14.90%	0.37%
Oncore & Firstar Oncore Xtra	39,288	$13.442715	$528,158	1.40%	14.90%	0.37%

	115,141		$1,584,494

2004
Top I	617	$13.573321	$8,368	1.10%	15.49%	0.00%
Top Tradition	5,182	$13.573321	$70,343	1.10%	15.49%	0.00%
Top Plus	5,600	$13.712955	$76,789	0.90%	15.72%	0.00%
Top Explorer	3,320	$13.435239	$44,609	1.30%	15.26%	0.00%
Oncore & Firstar Oncore Flex	9,933	$11.623051	$115,448	1.50%	15.04%	0.00%
Oncore & Firstar Oncore Value	6,857	$12.092388	$82,920	0.90%	15.72%	0.00%
Oncore & Firstar Oncore Premier	50,453	$11.699730	$590,289	1.40%	15.15%	0.00%
Oncore & Firstar Oncore Xtra	38,234	$11.699730	$447,330	1.40%	15.15%	0.00%

	120,196		$1,436,096

Discovery Subaccount
2008
Top I	642	$5.894067	$3,784	1.10%	–44.97%	0.00%
Top Tradition	25,989	$5.894067	$153,182	1.10%	–44.97%	0.00%
Top Plus	5,404	$6.002233	$32,436	0.90%	–44.86%	0.00%
Investar Vision	1,106	$9.589426	$10,605	1.40%	–45.13%	0.00%
Top Explorer	15,364	$5.788054	$88,929	1.30%	–45.07%	0.00%
Oncore Flex	6,088	$9.488959	$57,770	1.50%	–45.18%	0.00%
Oncore Value	44,834	$10.109630	$453,255	0.90%	–44.86%	0.00%
Oncore Premier	214,932	$9.589426	$2,061,069	1.40%	–45.13%	0.00%
Oncore Xtra	154,898	$9.589426	$1,485,384	1.40%	–45.13%	0.00%
Oncore Lite	16,346	$9.589426	$156,748	1.40%	–45.13%	0.00%

	485,603		$4,503,162

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Discovery Subaccount (continued)
2007
Top I	1,113	$10.709749	$11,919	1.10%	20.99%	0.00%
Top Tradition	34,118	$10.709749	$365,395	1.10%	20.99%	0.00%
Top Plus	5,416	$10.884577	$58,954	0.90%	21.23%	0.00%
Investar Vision & Top Spectrum	2,541	$17.476395	$44,414	1.40%	20.63%	0.00%
Top Explorer	20,070	$10.538047	$211,496	1.30%	20.75%	0.00%
Oncore & Firstar Oncore Flex	7,079	$17.310454	$122,549	1.50%	20.51%	0.00%
Oncore & Firstar Oncore Value	65,015	$18.332983	$1,191,925	0.90%	21.23%	0.00%
Oncore & Firstar Oncore Premier	269,402	$17.476395	$4,708,174	1.40%	20.63%	0.00%
Oncore & Firstar Oncore Xtra	235,891	$17.476395	$4,122,516	1.40%	20.63%	0.00%
Oncore & Firstar Oncore Lite	17,645	$17.476395	$308,364	1.40%	20.63%	0.00%

	658,290		$11,145,706

2006
Top I	2,230	$8.852076	$19,741	1.10%	13.40%	0.00%
Top Tradition	87,808	$8.852076	$777,279	1.10%	13.40%	0.00%
Top Plus	11,293	$8.978672	$101,400	0.90%	13.62%	0.00%
Investar Vision & Top Spectrum	3,222	$14.488069	$46,676	1.40%	13.07%	0.00%
Top Explorer	55,271	$8.727454	$482,373	1.30%	13.18%	0.00%
Oncore & Firstar Oncore Flex	12,397	$14.364727	$178,084	1.50%	12.95%	0.00%
Oncore & Firstar Oncore Value	103,607	$15.122863	$1,566,830	0.90%	13.62%	0.00%
Oncore & Firstar Oncore Premier	487,060	$14.488069	$7,056,575	1.40%	13.07%	0.00%
Oncore & Firstar Oncore Xtra	345,829	$14.488069	$5,010,395	1.40%	13.07%	0.00%
Oncore & Firstar Oncore Lite	22,948	$14.488069	$332,468	1.40%	13.07%	0.00%

	1,131,665		$15,571,821

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Discovery Subaccount (continued)
2005
Top I	2,472	$7.806074	$19,297	1.10%	14.91%	0.00%	4/8/05
Top Tradition	93,265	$7.806074	$728,035	1.10%	14.91%	0.00%	4/8/05
Top Plus	11,311	$7.902076	$89,378	0.90%	15.08%	0.00%	4/8/05
Investar Vision & Top Spectrum	5,091	$12.813905	$65,238	1.40%	14.67%	0.00%	4/8/05
Top Explorer	69,987	$7.711352	$539,698	1.30%	14.75%	0.00%	4/8/05
Oncore & Firstar Oncore Flex	15,286	$12.717314	$194,393	1.50%	14.58%	0.00%	4/8/05
Oncore & Firstar Oncore Value	198,475	$13.309549	$2,641,610	0.90%	15.08%	0.00%	4/8/05
Oncore & Firstar Oncore Premier	667,544	$12.813905	$8,553,847	1.40%	14.67%	0.00%	4/8/05
Oncore & Firstar Oncore Xtra	412,846	$12.813905	$5,290,164	1.40%	14.67%	0.00%	4/8/05
Oncore & Firstar Oncore Lite	26,572	$12.813905	$340,489	1.40%	14.67%	0.00%	4/8/05

	1,502,849		$18,462,149

Strong Variable Insurance Funds, Inc. (note 4):
Mid-Cap Growth II Subaccount
2004
Top I	2,702	$7.200348	$19,454	1.10%	17.86%	0.00%
Top Tradition	114,311	$7.200348	$823,079	1.10%	17.86%	0.00%
Top Plus	13,515	$7.274512	$98,313	0.90%	18.09%	0.00%
Investar Vision & Top Spectrum	9,754	$11.854554	$115,629	1.40%	17.51%	0.00%
Top Explorer	86,079	$7.127003	$613,486	1.30%	17.62%	0.00%
Oncore & Firstar Oncore Flex	21,336	$11.776774	$251,275	1.50%	17.39%	0.00%
Oncore & Firstar Oncore Value	238,314	$12.252554	$2,919,953	0.90%	18.09%	0.00%
Oncore & Firstar Oncore Premier	803,840	$11.854554	$9,529,168	1.40%	17.51%	0.00%
Oncore & Firstar Oncore Xtra	484,841	$11.854554	$5,747,576	1.40%	17.51%	0.00%
Oncore & Firstar Oncore Lite	70,268	$11.854554	$832,997	1.40%	17.51%	0.00%

	1,844,960		$20,950,930

Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount
2008
Oncore Flex	1,793	$12.894975	$23,120	1.50%	-11.54%	3.93%
Oncore Value	23,680	$13.737788	$325,305	0.90%	-11.01%	3.65%
Oncore Premier	137,092	$13.031396	$1,786,510	1.40%	-11.45%	4.91%
Oncore Xtra	106,389	$13.031396	$1,386,398	1.40%	-11.45%	4.91%

	268,954		$3,521,333

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
Core Plus Fixed Income Subaccount (continued)
2007
Oncore Flex	10,079	$14.576485	$146,922	1.50%	3.89%	3.70%
Oncore & Firstar Oncore Value	20,683	$15.437100	$319,289	0.90%	4.51%	3.32%
Oncore & Firstar Oncore Premier	123,199	$14.716140	$1,813,013	1.40%	3.99%	3.45%
Oncore & Firstar Oncore Xtra	79,677	$14.716140	$1,172,533	1.40%	3.99%	3.45%

	233,638		$3,451,757

2006
Oncore Flex	8,998	$14.031191	$126,254	1.50%	2.20%	4.00%
Oncore & Firstar Oncore Value	17,925	$14.771299	$264,778	0.90%	2.81%	3.91%
Oncore & Firstar Oncore Premier	115,939	$14.151586	$1,640,718	1.40%	2.30%	3.94%
Oncore & Firstar Oncore Xtra	57,050	$14.151586	$807,347	1.40%	2.30%	3.94%

	199,912		$2,839,097

2005
Oncore Flex	8,349	$13.728861	$114,626	1.50%	2.68%	2.37%
Oncore & Firstar Oncore Value	29,160	$14.367804	$418,971	0.90%	3.29%	3.20%
Oncore & Firstar Oncore Premier	150,167	$13.833055	$2,077,274	1.40%	2.78%	3.54%
Oncore & Firstar Oncore Xtra	60,855	$13.833055	$841,801	1.40%	2.78%	3.54%

	248,531		$3,452,672

2004
Oncore Flex	22,850	$13.370815	$305,526	1.50%	2.82%	3.77%
Oncore & Firstar Oncore Value	29,175	$13.910580	$405,846	0.90%	3.43%	3.83%
Oncore & Firstar Oncore Premier	225,980	$13.459054	$3,041,468	1.40%	2.92%	3.81%
Oncore & Firstar Oncore Xtra	52,236	$13.459054	$703,047	1.40%	2.92%	3.81%

	330,241		$4,455,887

U.S. Real Estate Subaccount
2008
Top I	1,239	$20.216808	$25,047	1.10%	–38.57%	3.32%
Top Tradition	30,551	$20.216808	$617,653	1.10%	–38.57%	3.19%
Top Plus	6,998	$20.587464	$144,067	0.90%	–38.45%	3.41%
Investar Vision & Top Spectrum	1,287	$16.853900	$21,698	1.40%	–38.76%	3.21%
Top Explorer	13,082	$19.853555	$259,730	1.30%	–38.70%	3.31%
Oncore Flex	5,482	$16.677517	$91,425	1.50%	–38.82%	3.36%
Oncore Value	37,771	$17.767851	$671,102	0.90%	–38.45%	3.48%
Oncore Premier	63,467	$16.853900	$1,069,672	1.40%	–38.76%	3.35%
Oncore Xtra	131,182	$16.853900	$2,210,922	1.40%	–38.76%	3.35%

	291,059		$5,111,316

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
U.S. Real Estate Subaccount (continued)
2007
Top I	1,405	$32.912740	$46,257	1.10%	–17.98%	0.67%
Top Tradition	41,164	$32.912740	$1,354,832	1.10%	–17.98%	1.21%
Top Plus	9,495	$33.449263	$317,587	0.90%	–17.81%	1.35%
Investar Vision & Top Spectrum	1,695	$27.520070	$46,637	1.40%	–18.22%	1.06%
Top Explorer	19,495	$32.385796	$631,362	1.30%	–18.14%	1.09%
Oncore & Firstar Oncore Flex	6,624	$27.259129	$180,558	1.50%	–18.30%	1.29%
Oncore & Firstar Oncore Value	51,959	$28.868135	$1,499,964	0.90%	–17.81%	1.14%
Oncore & Firstar Oncore Premier	89,112	$27.520070	$2,452,351	1.40%	–18.22%	1.05%
Oncore & Firstar Oncore Xtra	196,903	$27.520070	$5,418,790	1.40%	–18.22%	1.05%

	417,852		$11,948,338

2006
Top I	3,701	$40.127029	$148,492	1.10%	36.55%	0.79%
Top Tradition	55,869	$40.127029	$2,241,851	1.10%	36.55%	1.12%
Top Plus	21,274	$40.699934	$865,841	0.90%	36.82%	1.10%
Investar Vision & Top Spectrum	6,690	$33.652510	$225,142	1.40%	36.15%	1.27%
Top Explorer	25,498	$39.563131	$1,008,772	1.30%	36.28%	1.12%
Oncore & Firstar Oncore Flex	7,278	$33.366495	$242,845	1.50%	36.01%	1.16%
Oncore & Firstar Oncore Value	64,971	$35.125765	$2,282,162	0.90%	36.82%	1.08%
Oncore & Firstar Oncore Premier	112,572	$33.652510	$3,788,352	1.40%	36.15%	1.08%
Oncore & Firstar Oncore Xtra	266,316	$33.652510	$8,962,185	1.40%	36.15%	1.08%

	564,169		$19,765,642

2005
Top I	2,072	$29.386693	$60,886	1.10%	15.78%	0.79%
Top Tradition	47,166	$29.386693	$1,386,054	1.10%	15.78%	1.17%
Top Plus	21,233	$29.747497	$631,626	0.90%	16.01%	1.16%
Investar Vision & Top Spectrum	3,390	$24.717979	$83,784	1.40%	15.44%	1.19%
Top Explorer	23,831	$29.030792	$691,839	1.30%	15.55%	1.17%
Oncore & Firstar Oncore Flex	7,392	$24.531963	$181,331	1.50%	15.33%	0.96%
Oncore & Firstar Oncore Value	65,805	$25.673351	$1,689,442	0.90%	16.01%	1.18%
Oncore & Firstar Oncore Premier	121,775	$24.717979	$3,010,034	1.40%	15.44%	1.19%
Oncore & Firstar Oncore Xtra	232,734	$24.717979	$5,752,735	1.40%	15.44%	1.19%

	525,398		$13,487,731

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
U.S. Real Estate Subaccount (continued)
2004
Top I	7,435	$25.381114	$188,715	1.10%	34.91%	1.15%
Top Tradition	33,230	$25.381114	$843,421	1.10%	34.91%	1.56%
Top Plus	14,291	$25.642046	$366,459	0.90%	35.18%	1.56%
Investar Vision & Top Spectrum	5,660	$21.411919	$121,195	1.40%	34.51%	1.60%
Top Explorer	20,125	$25.123131	$505,595	1.30%	34.64%	1.45%
Oncore & Firstar Oncore Flex	5,499	$21.271668	$116,963	1.50%	34.37%	1.73%
Oncore & Firstar Oncore Value	46,568	$22.130175	$1,030,562	0.90%	35.18%	1.70%
Oncore & Firstar Oncore Premier	105,473	$21.411919	$2,258,371	1.40%	34.51%	1.60%
Oncore & Firstar Oncore Xtra	186,966	$21.411919	$4,003,292	1.40%	34.51%	1.60%

	425,247		$9,434,573

Value Subaccount
2008
Oncore Value	2,174	$9.465518	$20,578	0.90%	–36.43%	3.75%
Oncore Premier	587	$8.978690	$5,273	1.40%	–36.74%	4.27%

	2,761		$25,851

2007
Oncore Value	3,033	$14.889586	$45,164	0.90%	–3.94%	1.73%
Oncore & Firstar Oncore Premier	9,529	$14.194205	$135,243	1.40%	–4.41%	1.73%
Oncore Xtra	3,037	$14.194205	$43,112	1.40%	–4.41%	1.73%

	15,599		$223,519

2006
Oncore Flex	2,071	$14.723179	$30,495	1.50%	15.17%	1.74%
Oncore Value	4,706	$15.499710	$72,943	0.90%	15.85%	1.63%
Oncore & Firstar Oncore Premier	35,333	$14.849503	$524,680	1.40%	15.28%	1.75%
Oncore Xtra	8,583	$14.849503	$127,446	1.40%	15.28%	1.75%

	50,693		$755,564

2005
Oncore Flex	2,090	$12.784100	$26,717	1.50%	3.02%	1.32%
Oncore Value	7,853	$13.379018	$105,064	0.90%	3.63%	1.36%
Oncore & Firstar Oncore Premier	43,346	$12.881115	$558,345	1.40%	3.12%	1.43%
Oncore Xtra	9,122	$12.881115	$117,511	1.40%	3.12%	1.43%

	62,411		$807,637

2004
Oncore Flex	2,151	$12.409098	$26,694	1.50%	16.09%	1.07%
Oncore Value	9,265	$12.910013	$119,605	0.90%	16.78%	1.19%
Oncore & Firstar Oncore Premier	67,253	$12.490986	$840,064	1.40%	16.20%	0.98%
Oncore Xtra	9,929	$12.490986	$124,018	1.40%	16.20%	0.98%

	88,598		$1,110,381

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
Emerging Markets Debt Subaccount
2008
Oncore Premier	345	$16.066179	$5,546	1.40%	–16.15%	8.43%
2007
Oncore & Firstar Oncore Premier	3,141	$19.161597	$60,189	1.40%	5.05%	7.46%
2006
Oncore & Firstar Oncore Premier	6,672	$18.239902	$121,684	1.40%	9.28%	8.89%
Oncore Xtra	1,207	$18.239902	$22,024	1.40%	9.28%	8.89%

	7,879		$143,708

2005
Oncore & Firstar Oncore Value	1,839	$17.336039	$31,873	0.90%	11.25%	8.20%
Oncore & Firstar Oncore Premier	9,624	$16.690775	$160,631	1.40%	10.71%	7.75%
Oncore Xtra	1,308	$16.690775	$21,843	1.40%	10.71%	7.75%

	12,771		$214,347

2004
Oncore & Firstar Oncore Value	2,238	$15.582645	$34,870	0.90%	9.08%	10.57%
Oncore & Firstar Oncore Premier	9,807	$15.076787	$147,857	1.40%	8.54%	6.88%
Oncore Xtra	1,317	$15.076787	$19,863	1.40%	8.54%	6.88%

	13,362		$202,590

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2008
Top I	334	$9.123114	$3,046	1.10%	–35.24%	0.51%
Top Tradition	37,816	$9.123114	$345,002	1.10%	–35.24%	1.90%
Top Plus	20,420	$9.290355	$189,713	0.90%	–35.11%	2.02%
Investar Vision & Top Spectrum	6,457	$7.779764	$50,233	1.40%	–35.43%	1.96%
Top Explorer	37,228	$8.959154	$333,529	1.30%	–35.37%	1.76%
Oncore Flex	258,970	$7.698328	$1,993,639	1.50%	–35.49%	2.02%
Oncore Value	5,153,197	$8.201619	$42,264,560	0.90%	–35.11%	2.12%
Oncore Premier	4,931,889	$7.779764	$38,368,925	1.40%	–35.43%	2.16%
Oncore Xtra	4,683,334	$7.779764	$36,435,235	1.40%	–35.43%	2.16%
Oncore Lite	13,976,455	$7.779764	$108,733,521	1.40%	–35.43%	2.16%
Oncore Ultra	860,525	$7.779764	$6,694,679	1.40%	–35.43%	2.16%
Oncore Wrap	5,536	$6.841459	$37,874	0.65%	–34.95%	2.14%

	29,972,161		$235,449,956

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust — Institutional Shares: (continued)
Growth and Income Subaccount (continued)
2007
Top I	1,522	$14.087007	$21,445	1.10%	0.38%	1.79%
Top Tradition	41,159	$14.087007	$579,804	1.10%	0.38%	1.76%
Top Plus	22,580	$14.316704	$323,269	0.90%	0.58%	1.79%
Investar Vision & Top Spectrum	7,980	$12.048574	$96,145	1.40%	0.08%	1.63%
Top Explorer	62,390	$13.861314	$864,802	1.30%	0.18%	1.86%
Oncore & Firstar Oncore Flex	223,325	$11.934256	$2,665,217	1.50%	–0.01%	2.81%
Oncore & Firstar Oncore Value	4,209,652	$12.638935	$53,205,512	0.90%	0.58%	2.46%
Oncore & Firstar Oncore Premier	4,226,601	$12.048574	$50,924,533	1.40%	0.08%	2.41%
Oncore & Firstar Oncore Xtra	4,042,739	$12.048574	$48,709,241	1.40%	0.08%	2.41%
Oncore & Firstar Oncore Lite	10,894,318	$12.048574	$131,260,996	1.40%	0.08%	2.41%
Oncore Ultra	653,112	$12.048574	$7,869,071	1.40%	0.08%	2.41%
Oncore Wrap	5,603	$10.516648	$58,922	0.65%	0.83%	3.86%

	24,390,981		$296,578,957

2006
Top I	1,532	$14.033192	$21,493	1.10%	21.30%	1.24%
Top Tradition	41,091	$14.033192	$576,640	1.10%	21.30%	2.00%
Top Plus	16,084	$14.233629	$228,927	0.90%	21.54%	2.56%
Investar Vision & Top Spectrum	9,002	$12.038372	$108,372	1.40%	20.94%	1.49%
Top Explorer	42,734	$13.835818	$591,254	1.30%	21.06%	2.01%
Oncore & Firstar Oncore Flex	53,116	$11.935977	$633,986	1.50%	20.82%	2.59%
Oncore & Firstar Oncore Value	1,957,580	$12.565600	$24,598,171	0.90%	21.54%	2.31%
Oncore & Firstar Oncore Premier	2,627,414	$12.038372	$31,629,793	1.40%	20.94%	2.28%
Oncore & Firstar Oncore Xtra	2,336,040	$12.038372	$28,122,121	1.40%	20.94%	2.28%
Oncore & Firstar Oncore Lite	4,505,669	$12.038372	$54,240,924	1.40%	20.94%	2.28%
Oncore Ultra	130,012	$12.038372	$1,565,133	1.40%	10.60%	2.28%	8/7/06

	11,720,274		$142,316,814

2005
Top I	2,285	$11.568970	$26,440	1.10%	2.80%	1.46%
Top Tradition	30,489	$11.568970	$352,722	1.10%	2.80%	1.96%
Top Plus	6,965	$11.711069	$81,563	0.90%	3.00%	2.13%
Investar Vision & Top Spectrum	14,087	$9.953801	$140,217	1.40%	2.50%	2.29%
Top Explorer	39,972	$11.428733	$456,830	1.30%	2.60%	1.77%
Oncore & Firstar Oncore Flex	33,261	$9.878831	$328,581	1.50%	2.40%	1.70%
Oncore & Firstar Oncore Value	1,006,064	$10.338651	$10,401,340	0.90%	3.00%	2.64%
Oncore & Firstar Oncore Premier	1,611,015	$9.953801	$16,035,723	1.40%	2.50%	2.29%
Oncore & Firstar Oncore Xtra	1,431,110	$9.953801	$14,244,987	1.40%	2.50%	2.29%
Oncore & Firstar Oncore Lite	2,219,378	$9.953801	$22,091,250	1.40%	2.50%	2.29%

	6,394,626		$64,159,653

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust — Institutional Shares: (continued)
Growth and Income Subaccount (continued)
2004
Top I	5,276	$11.253743	$59,379	1.10%	17.50%	2.46%
Top Tradition	24,067	$11.253743	$270,844	1.10%	17.50%	2.11%
Top Plus	5,020	$11.369495	$57,075	0.90%	17.74%	1.90%
Investar Vision & Top Spectrum	15,520	$9.711236	$150,722	1.40%	17.15%	2.46%
Top Explorer	24,222	$11.139244	$269,815	1.30%	17.27%	1.84%
Oncore & Firstar Oncore Flex	31,595	$9.647559	$304,818	1.50%	17.04%	1.88%
Oncore & Firstar Oncore Value	266,214	$10.037103	$2,672,022	0.90%	17.74%	2.84%
Oncore & Firstar Oncore Premier	738,836	$9.711236	$7,174,996	1.40%	17.15%	2.46%
Oncore & Firstar Oncore Xtra	723,459	$9.711236	$7,025,682	1.40%	17.15%	2.46%
Oncore & Firstar Oncore Lite	675,997	$9.711236	$6,564,765	1.40%	17.15%	2.46%

	2,510,206		$24,550,118

Structured U.S. Equity Subaccount
2008
Top Tradition	15,915	$6.824445	$108,611	1.10%	–37.69%	1.65%
Top Plus	1,326	$6.949578	$9,212	0.90%	–37.56%	1.31%
Investar Vision	1,993	$7.593883	$15,137	1.40%	–37.87%	1.60%
Top Explorer	6,087	$6.701796	$40,794	1.30%	–37.81%	1.53%
Oncore Flex	138,486	$7.514377	$1,040,635	1.50%	–37.94%	1.66%
Oncore Value	639,697	$8.005671	$5,121,205	0.90%	–37.56%	1.49%
Oncore Premier	1,045,961	$7.593883	$7,942,907	1.40%	–37.87%	1.52%
Oncore Xtra	811,563	$7.593883	$6,162,915	1.40%	–37.87%	1.52%
Oncore Lite	1,413,633	$7.593883	$10,734,962	1.40%	–37.87%	1.52%
Oncore Ultra	466	$7.593883	$3,537	1.40%	–37.87%	1.52%

	4,075,127		$31,179,915

2007
Top Tradition	16,448	$10.952152	$180,145	1.10%	–2.70%	1.05%
Top Plus	1,875	$11.130762	$20,868	0.90%	–2.51%	1.07%
Investar Vision	2,032	$12.223335	$24,840	1.40%	–2.99%	1.09%
Top Explorer	6,859	$10.776696	$73,915	1.30%	–2.90%	0.98%
Oncore & Firstar Oncore Flex	126,227	$12.107356	$1,528,273	1.50%	–3.09%	1.86%
Oncore & Firstar Oncore Value	731,330	$12.822248	$9,377,299	0.90%	–2.51%	0.92%
Oncore & Firstar Oncore Premier	1,183,054	$12.223335	$14,460,866	1.40%	–2.99%	0.97%
Oncore & Firstar Oncore Xtra	936,886	$12.223335	$11,451,866	1.40%	–2.99%	0.97%
Oncore & Firstar Oncore Lite	1,539,383	$12.223335	$18,816,393	1.40%	–2.99%	0.97%
Oncore Ultra	1,994	$12.223335	$24,379	1.40%	–2.99%	0.97%

	4,546,088		$55,958,844

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust — Institutional Shares: (continued)
Structured U.S. Equity Subaccount (continued)
2006
Top Tradition	16,827	$11.256540	$189,418	1.10%	11.67%	1.12%
Top Plus	1,875	$11.417334	$21,405	0.90%	11.89%	1.03%
Investar Vision	1,899	$12.600550	$23,934	1.40%	11.34%	1.21%
Top Explorer	7,851	$11.098233	$87,133	1.30%	11.45%	0.90%
Oncore & Firstar Oncore Flex	30,092	$12.493365	$375,946	1.50%	11.23%	1.15%
Oncore & Firstar Oncore Value	925,628	$13.152376	$12,174,203	0.90%	11.89%	1.27%
Oncore & Firstar Oncore Premier	1,364,557	$12.600550	$17,194,178	1.40%	11.34%	1.20%
Oncore & Firstar Oncore Xtra	1,032,253	$12.600550	$13,006,955	1.40%	11.34%	1.20%
Oncore & Firstar Oncore Lite	1,764,736	$12.600550	$22,236,639	1.40%	11.34%	1.20%
Oncore Ultra	887	$12.600550	$11,179	1.40%	8.47%	1.20%	8/7/06

	5,146,605		$65,320,990

2005
Top Tradition	17,758	$10.080590	$179,009	1.10%	5.36%	0.70%
Top Plus	3,357	$10.204411	$34,253	0.90%	5.56%	0.73%
Investar Vision & Top Spectrum	1,462	$11.317571	$16,551	1.40%	5.04%	1.08%
Top Explorer	13,197	$9.958408	$131,423	1.30%	5.15%	0.83%
Oncore & Firstar Oncore Flex	26,434	$11.232325	$296,919	1.50%	4.94%	0.83%
Oncore & Firstar Oncore Value	593,339	$11.755126	$6,974,771	0.90%	5.56%	1.26%
Oncore & Firstar Oncore Premier	1,100,532	$11.317571	$12,455,351	1.40%	5.04%	1.08%
Oncore & Firstar Oncore Xtra	808,383	$11.317571	$9,148,934	1.40%	5.04%	1.08%
Oncore & Firstar Oncore Lite	1,186,712	$11.317571	$13,430,692	1.40%	5.04%	1.08%

	3,751,174		$42,667,903

2004
Top I	1,395	$9.568193	$13,347	1.10%	13.69%	0.93%
Top Tradition	21,559	$9.568193	$206,284	1.10%	13.69%	1.24%
Top Plus	4,797	$9.666608	$46,371	0.90%	13.91%	1.13%
Top Spectrum	6	$10.774073	$68	1.40%	13.35%	1.21%
Top Explorer	14,453	$9.470844	$136,880	1.30%	13.46%	0.93%
Oncore & Firstar Oncore Flex	25,784	$10.703431	$275,980	1.50%	13.24%	0.99%
Oncore & Firstar Oncore Value	143,000	$11.135594	$1,592,385	0.90%	13.91%	1.12%
Oncore & Firstar Oncore Premier	522,966	$10.774073	$5,634,477	1.40%	13.35%	1.21%
Oncore & Firstar Oncore Xtra	420,443	$10.774073	$4,529,880	1.40%	13.35%	1.21%
Oncore & Firstar Oncore Lite	256,285	$10.774073	$2,761,233	1.40%	13.35%	1.21%

	1,410,688		$15,196,905

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust — Institutional Shares: (continued)
Capital Growth Subaccount
2008
Top Tradition	14,960	$5.837700	$87,335	1.10%	–42.39%	0.12%
Top Plus	288	$5.944758	$1,711	0.90%	–42.28%	0.11%
Investar Vision & Top Spectrum	4,687	$7.383888	$34,607	1.40%	–42.56%	0.13%
Top Explorer	20,273	$5.732724	$116,221	1.30%	–42.51%	0.13%
Oncore Flex	4,987	$7.059421	$35,206	1.50%	–42.62%	0.20%
Oncore Value	185,408	$7.521035	$1,394,460	0.90%	–42.28%	0.12%
Oncore Premier	271,677	$7.134080	$1,938,160	1.40%	–42.56%	0.12%
Oncore Xtra	313,819	$7.134080	$2,238,813	1.40%	–42.56%	0.12%
Oncore Lite	410,361	$7.134080	$2,927,548	1.40%	–42.56%	0.12%
Oncore Ultra	3,692	$7.134080	$26,340	1.40%	–42.56%	0.12%

	1,230,152		$8,800,401

2007
Top Tradition	17,018	$10.133575	$172,455	1.10%	8.93%	0.19%
Top Plus	579	$10.298874	$5,962	0.90%	9.14%	0.08%
Investar Vision & Top Spectrum	4,868	$12.855843	$62,581	1.40%	8.60%	0.15%
Top Explorer	17,860	$9.971150	$178,080	1.30%	8.71%	0.19%
Oncore Flex	4,364	$12.303117	$53,691	1.50%	8.49%	0.18%
Oncore & Firstar Oncore Value	186,546	$13.029658	$2,430,625	0.90%	9.14%	0.19%
Oncore & Firstar Oncore Premier	302,672	$12.420910	$3,759,477	1.40%	8.60%	0.18%
Oncore & Firstar Oncore Xtra	329,885	$12.420910	$4,097,472	1.40%	8.60%	0.18%
Oncore & Firstar Oncore Lite	375,637	$12.420910	$4,665,750	1.40%	8.60%	0.18%
Oncore Ultra	5,058	$12.420910	$62,819	1.40%	8.60%	0.18%

	1,244,487		$15,488,912

2006
Top Tradition	17,496	$9.303136	$162,768	1.10%	7.38%	0.13%
Top Plus	2,417	$9.436066	$22,811	0.90%	7.59%	0.12%
Investar Vision & Top Spectrum	8,736	$11.837536	$103,407	1.40%	7.06%	0.10%
Top Explorer	15,774	$9.172218	$144,686	1.30%	7.17%	0.14%
Oncore Flex	4,876	$11.339819	$55,297	1.50%	6.96%	0.10%
Oncore & Firstar Oncore Value	185,627	$11.938074	$2,216,026	0.90%	7.59%	0.13%
Oncore & Firstar Oncore Premier	360,092	$11.437055	$4,118,380	1.40%	7.06%	0.13%
Oncore & Firstar Oncore Xtra	338,667	$11.437055	$3,873,355	1.40%	7.06%	0.13%
Oncore & Firstar Oncore Lite	387,889	$11.437055	$4,436,311	1.40%	7.06%	0.13%
Oncore Ultra	3,745	$11.437055	$42,830	1.40%	10.24%	0.13%	8/7/06

	1,325,319		$15,175,871

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust — Institutional Shares: (continued)
Capital Growth Subaccount (continued)
2005
Top I	49	$8.663631	$429	1.10%	1.82%	0.15%
Top Tradition	16,732	$8.663631	$144,957	1.10%	1.82%	0.15%
Top Plus	2,973	$8.770072	$26,072	0.90%	2.03%	0.15%
Investar Vision & Top Spectrum	13,742	$11.056445	$151,942	1.40%	1.52%	0.15%
Top Explorer	11,307	$8.558562	$96,768	1.30%	1.62%	0.15%
Oncore & Firstar Oncore Flex	9,365	$10.601986	$99,285	1.50%	1.42%	0.13%
Oncore & Firstar Oncore Value	175,524	$11.095490	$1,947,523	0.90%	2.03%	0.15%
Oncore & Firstar Oncore Premier	398,513	$10.682403	$4,257,080	1.40%	1.52%	0.15%
Oncore & Firstar Oncore Xtra	352,790	$10.682403	$3,768,645	1.40%	1.52%	0.15%
Oncore & Firstar Oncore Lite	340,851	$10.682403	$3,641,113	1.40%	1.52%	0.15%

	1,321,846		$14,133,814

2004
Top I	58	$8.508390	$495	1.10%	7.90%	0.60%
Top Tradition	17,062	$8.508390	$145,168	1.10%	7.90%	0.63%
Top Plus	2,591	$8.595928	$22,275	0.90%	8.11%	0.66%
Investar Vision & Top Spectrum	13,942	$10.890456	$151,832	1.40%	7.58%	0.55%
Top Explorer	12,326	$8.421774	$103,805	1.30%	7.68%	0.60%
Oncore & Firstar Oncore Flex	13,111	$10.453079	$137,047	1.50%	7.47%	0.72%
Oncore & Firstar Oncore Value	174,593	$10.875163	$1,898,728	0.90%	8.11%	1.21%
Oncore & Firstar Oncore Premier	416,483	$10.522029	$4,382,251	1.40%	7.58%	1.11%
Oncore & Firstar Oncore Xtra	386,602	$10.522029	$4,067,839	1.40%	7.58%	1.11%
Oncore & Firstar Oncore Lite	341,142	$10.522029	$3,589,506	1.40%	7.58%	1.11%

	1,377,910		$14,498,946

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2008
Top I	538	$19.041976	$10,240	1.10%	–49.28%	0.79%
Top Tradition	64,376	$19.041976	$1,225,851	1.10%	–49.28%	2.05%
Top Plus	13,729	$19.391114	$266,226	0.90%	–49.18%	1.84%
Investar Vision & Top Spectrum	4,803	$17.013645	$81,722	1.40%	–49.43%	1.71%
Top Explorer	65,087	$18.699770	$1,217,103	1.30%	–49.38%	2.09%
Oncore Flex	113,914	$16.854864	$1,920,004	1.50%	–49.48%	2.69%
Oncore Value	1,267,503	$17.833024	$22,603,409	0.90%	–49.18%	2.90%
Oncore Premier	1,000,988	$17.013645	$17,030,454	1.40%	–49.43%	2.58%
Oncore Xtra	1,005,237	$17.013645	$17,102,747	1.40%	–49.43%	2.58%
Oncore Lite	3,263,573	$17.013645	$55,525,279	1.40%	–49.43%	2.58%
Oncore Ultra	105,455	$17.013645	$1,794,179	1.40%	–49.43%	2.58%
Oncore Wrap	28,896	$7.370432	$212,974	0.65%	–49.06%	4.15%

	6,934,099		$118,990,188

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
Emerging Markets Equity Subaccount (continued)
2007
Top I	4,644	$37.545785	$174,366	1.10%	31.85%	1.41%
Top Tradition	76,326	$37.545785	$2,865,710	1.10%	31.85%	1.21%
Top Plus	23,028	$38.158022	$878,694	0.90%	32.11%	1.16%
Investar Vision & Top Spectrum	7,460	$33.646647	$250,991	1.40%	31.45%	1.12%
Top Explorer	77,112	$36.944411	$2,848,846	1.30%	31.59%	1.17%
Oncore & Firstar Oncore Flex	79,776	$33.365713	$2,661,796	1.50%	31.32%	1.61%
Oncore & Firstar Oncore Value	825,167	$35.091985	$28,956,756	0.90%	32.11%	1.51%
Oncore & Firstar Oncore Premier	824,495	$33.646647	$27,741,509	1.40%	31.45%	1.48%
Oncore & Firstar Oncore Xtra	921,207	$33.646647	$30,995,523	1.40%	31.45%	1.48%
Oncore & Firstar Oncore Lite	2,062,240	$33.646647	$69,387,461	1.40%	31.45%	1.48%
Oncore Ultra	45,990	$33.646647	$1,547,399	1.40%	31.45%	1.48%
Oncore Wrap	3,371	$14.467461	$48,776	0.65%	32.44%	1.97%

	4,950,816		$168,357,827

2006
Top I	2,956	$28.476888	$84,181	1.10%	28.54%	0.27%
Top Tradition	67,867	$28.476888	$1,932,630	1.10%	28.54%	0.49%
Top Plus	25,045	$28.883706	$723,384	0.90%	28.79%	0.45%
Investar Vision & Top Spectrum	8,469	$25.595623	$216,780	1.40%	28.16%	0.45%
Top Explorer	80,129	$28.076418	$2,249,734	1.30%	28.28%	0.46%
Oncore & Firstar Oncore Flex	32,365	$25.407056	$822,293	1.50%	28.03%	0.41%
Oncore & Firstar Oncore Value	440,423	$26.562868	$11,698,898	0.90%	28.79%	0.50%
Oncore & Firstar Oncore Premier	611,683	$25.595623	$15,656,441	1.40%	28.16%	0.49%
Oncore & Firstar Oncore Xtra	604,652	$25.595623	$15,476,434	1.40%	28.16%	0.49%
Oncore & Firstar Oncore Lite	905,939	$25.595623	$23,188,064	1.40%	28.16%	0.49%
Oncore Ultra	11,152	$25.595623	$285,447	1.40%	20.22%	0.49%	8/7/06

	2,790,680		$72,334,286

2005
Top I	7,746	$22.154733	$171,610	1.10%	39.25%	0.31%
Top Tradition	55,759	$22.154733	$1,235,323	1.10%	39.25%	0.35%
Top Plus	26,504	$22.426883	$594,400	0.90%	39.52%	0.37%
Investar Vision & Top Spectrum	11,475	$19.972051	$229,179	1.40%	38.84%	0.32%
Top Explorer	79,402	$21.886225	$1,737,812	1.30%	38.98%	0.32%
Oncore & Firstar Oncore Flex	35,311	$19.844405	$700,717	1.50%	38.70%	0.32%
Oncore & Firstar Oncore Value	314,166	$20.624860	$6,479,623	0.90%	39.52%	0.35%
Oncore & Firstar Oncore Premier	446,998	$19.972051	$8,927,462	1.40%	38.84%	0.32%
Oncore & Firstar Oncore Xtra	499,600	$19.972051	$9,978,043	1.40%	38.84%	0.32%
Oncore & Firstar Oncore Lite	550,527	$19.972051	$10,995,178	1.40%	38.84%	0.32%

	2,027,488		$41,049,347

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.: (continued)
Emerging Markets Equity Subaccount (continued)
2004
Top I	2,677	$15.910050	$42,589	1.10%	29.16%	0.49%
Top Tradition	32,890	$15.910050	$523,281	1.10%	29.16%	0.70%
Top Plus	17,239	$16.073745	$277,101	0.90%	29.42%	0.71%
Investar Vision & Top Spectrum	12,143	$14.384975	$174,674	1.40%	28.78%	0.78%
Top Explorer	67,157	$15.748173	$1,057,603	1.30%	28.91%	0.66%
Oncore & Firstar Oncore Flex	16,447	$14.307077	$235,307	1.50%	28.65%	0.69%
Oncore & Firstar Oncore Value	118,442	$14.782215	$1,750,831	0.90%	29.42%	0.64%
Oncore & Firstar Oncore Premier	208,062	$14.384975	$2,992,974	1.40%	28.78%	0.78%
Oncore & Firstar Oncore Xtra	184,797	$14.384975	$2,658,294	1.40%	28.78%	0.78%
Oncore & Firstar Oncore Lite	271,393	$14.384975	$3,903,978	1.40%	28.78%	0.78%

	931,247		$13,616,632

U.S. Small Cap Equity Subaccount
2008
Top I	288	$12.663600	$3,649	1.10%	–37.17%	0.00%
Top Tradition	32,150	$12.663600	$407,133	1.10%	–37.17%	0.00%
Top Plus	7,699	$12.895786	$99,280	0.90%	–37.04%	0.00%
Investar Vision & Top Spectrum	316	$10.867505	$3,435	1.40%	–37.36%	0.00%
Top Explorer	27,233	$12.436030	$338,675	1.30%	–37.29%	0.00%
Oncore Flex	12,244	$10.766094	$131,825	1.50%	–37.42%	0.00%
Oncore Value	182,691	$11.390934	$2,081,021	0.90%	–37.04%	0.00%
Oncore Premier	411,251	$10.867505	$4,469,272	1.40%	–37.36%	0.00%
Oncore Xtra	386,777	$10.867505	$4,203,297	1.40%	–37.36%	0.00%
Oncore Lite	751,427	$10.867505	$8,166,137	1.40%	–37.36%	0.00%
Oncore Ultra	9,890	$10.867505	$107,476	1.40%	–37.36%	0.00%

	1,821,966		$20,011,200

2007
Top I	1,128	$20.154740	$22,731	1.10%	–8.21%	0.00%
Top Tradition	44,868	$20.154740	$904,297	1.10%	–8.21%	0.00%
Top Plus	16,327	$20.483410	$334,442	0.90%	–8.03%	0.00%
Investar Vision & Top Spectrum	411	$17.347767	$7,130	1.40%	–8.49%	0.00%
Top Explorer	32,736	$19.831893	$649,223	1.30%	–8.40%	0.00%
Oncore & Firstar Oncore Flex	18,277	$17.202940	$314,419	1.50%	–8.58%	0.00%
Oncore & Firstar Oncore Value	183,452	$18.093147	$3,319,232	0.90%	–8.03%	0.00%
Oncore & Firstar Oncore Premier	473,238	$17.347767	$8,209,614	1.40%	–8.49%	0.00%
Oncore & Firstar Oncore Xtra	464,736	$17.347767	$8,062,133	1.40%	–8.49%	0.00%
Oncore & Firstar Oncore Lite	625,826	$17.347767	$10,856,679	1.40%	–8.49%	0.00%
Oncore Ultra	6,227	$17.347767	$108,021	1.40%	–8.49%	0.00%

	1,867,226		$32,787,921

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
U.S. Small Cap Equity Subaccount (continued)
2006
Top I	1,424	$21.958579	$31,267	1.10%	14.81%	0.00%
Top Tradition	54,064	$21.958579	$1,187,168	1.10%	14.81%	0.00%
Top Plus	21,869	$22.272208	$487,075	0.90%	15.04%	0.00%
Investar Vision & Top Spectrum	2,424	$18.956827	$45,957	1.40%	14.47%	0.00%
Top Explorer	40,553	$21.649823	$877,956	1.30%	14.58%	0.00%
Oncore & Firstar Oncore Flex	20,982	$18.817209	$394,824	1.50%	14.36%	0.00%
Oncore & Firstar Oncore Value	212,797	$19.673197	$4,186,390	0.90%	15.04%	0.00%
Oncore & Firstar Oncore Premier	562,916	$18.956827	$10,671,108	1.40%	14.47%	0.00%
Oncore & Firstar Oncore Xtra	585,478	$18.956827	$11,098,803	1.40%	14.47%	0.00%
Oncore & Firstar Oncore Lite	496,818	$18.956827	$9,418,102	1.40%	14.47%	0.00%
Oncore Ultra	1,819	$18.956827	$34,475	1.40%	13.55%	0.00%	8/7/06

	2,001,144		$38,433,125

2005
Top I	1,350	$19.126277	$25,820	1.10%	2.87%	0.00%
Top Tradition	68,240	$19.126277	$1,305,171	1.10%	2.87%	0.00%
Top Plus	30,037	$19.361165	$581,551	0.90%	3.07%	0.00%
Investar Vision & Top Spectrum	5,290	$16.560566	$87,613	1.40%	2.56%	0.00%
Top Explorer	54,422	$18.894531	$1,028,286	1.30%	2.66%	0.00%
Oncore & Firstar Oncore Flex	24,959	$16.454758	$410,686	1.50%	2.46%	0.00%
Oncore & Firstar Oncore Value	216,601	$17.101848	$3,704,272	0.90%	3.07%	0.00%
Oncore & Firstar Oncore Premier	709,556	$16.560566	$11,750,647	1.40%	2.56%	0.00%
Oncore & Firstar Oncore Xtra	669,899	$16.560566	$11,093,914	1.40%	2.56%	0.00%
Oncore & Firstar Oncore Lite	343,406	$16.560566	$5,687,000	1.40%	2.56%	0.00%

	2,123,760		$35,674,960

2004
Top I	2,062	$18.593323	$38,338	1.10%	13.63%	0.00%
Top Tradition	76,754	$18.593323	$1,427,113	1.10%	13.63%	0.00%
Top Plus	29,999	$18.784536	$563,525	0.90%	13.86%	0.00%
Investar Vision & Top Spectrum	4,166	$16.146731	$67,269	1.40%	13.30%	0.00%
Top Explorer	55,688	$18.404237	$1,024,903	1.30%	13.41%	0.00%
Oncore & Firstar Oncore Flex	49,757	$16.059334	$799,056	1.50%	13.19%	0.00%
Oncore & Firstar Oncore Value	229,934	$16.592504	$3,815,182	0.90%	13.86%	0.00%
Oncore & Firstar Oncore Premier	684,580	$16.146731	$11,053,703	1.40%	13.30%	0.00%
Oncore & Firstar Oncore Xtra	723,166	$16.146731	$11,676,774	1.40%	13.30%	0.00%
Oncore & Firstar Oncore Lite	303,487	$16.146731	$4,900,327	1.40%	13.30%	0.00%

	2,159,593		$35,366,190

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
U.S. Strategic Equity Subaccount
2008
Top Tradition	1,488	$7.470513	$11,114	1.10%	–35.99%	1.41%
Top Plus	1,805	$7.517521	$13,572	0.90%	–35.86%	0.82%
Top Explorer	1,606	$7.423922	$11,921	1.30%	–36.12%	2.57%
Oncore Value	15,207	$7.786554	$118,412	0.90%	–35.86%	0.89%
Oncore Premier	33,528	$7.646521	$256,373	1.40%	–36.18%	1.19%
Oncore Xtra	66,926	$7.646521	$511,751	1.40%	–36.18%	1.19%
Oncore Lite	59,357	$7.646521	$453,871	1.40%	–36.18%	1.19%
Oncore Ultra	4,149	$7.646521	$31,726	1.40%	–36.18%	1.19%

	184,066		$1,408,740

2007
Top Tradition	939	$11.671254	$10,955	1.10%	–2.04%	1.26%
Top Explorer	318	$11.621527	$3,698	1.30%	–2.23%	1.37%
Oncore Value	8,693	$12.140826	$105,545	0.90%	–1.84%	1.61%
Oncore & Firstar Oncore Premier	28,364	$11.981882	$339,844	1.40%	–2.33%	1.48%
Oncore & Firstar Oncore Xtra	20,091	$11.981882	$240,727	1.40%	–2.33%	1.48%
Oncore Lite	45,730	$11.981882	$547,937	1.40%	–2.33%	1.48%
Oncore Ultra	3,402	$11.981882	$40,760	1.40%	–2.33%	1.48%

	107,537		$1,289,466

2006
Top Tradition	478	$11.914135	$5,692	1.10%	16.21%	0.97%
Oncore Value	2,393	$12.368823	$29,598	0.90%	16.44%	0.63%
Oncore & Firstar Oncore Premier	12,314	$12.267727	$151,066	1.40%	15.87%	0.84%
Oncore & Firstar Oncore Xtra	13,377	$12.267727	$164,106	1.40%	15.87%	0.84%
Oncore Lite	10,661	$12.267727	$130,788	1.40%	15.87%	0.84%

	39,223		$481,250

2005
Oncore Premier	1,859	$10.587937	$19,684	1.40%	5.88%	0.92%	5/2/05
Oncore Xtra	6,323	$10.587937	$66,949	1.40%	5.88%	0.92%	5/2/05
Oncore Lite	2,252	$10.587937	$23,843	1.40%	5.88%	0.92%	5/2/05

	10,434		$110,476

International Equity Subaccount
2008
Top Tradition	5,090	$8.628466	$43,919	1.10%	–37.70%	1.17%
Top Plus	8,210	$8.682752	$71,283	0.90%	–37.58%	1.46%
Top Explorer	8,728	$8.574678	$74,844	1.30%	–37.83%	1.05%
Oncore Flex	158,562	$9.334070	$1,480,027	1.50%	–37.95%	2.26%
Oncore Value	3,286,503	$9.539440	$31,351,401	0.90%	–37.58%	1.84%
Oncore Premier	2,337,349	$9.367909	$21,896,069	1.40%	–37.89%	1.88%
Oncore Xtra	2,017,440	$9.367909	$18,899,197	1.40%	–37.89%	1.88%
Oncore Lite	9,036,565	$9.367909	$84,653,716	1.40%	–37.89%	1.88%
Oncore Ultra	555,621	$9.367909	$5,205,010	1.40%	–37.89%	1.88%
Oncore Wrap	13,323	$7.245326	$96,527	0.65%	–37.42%	1.84%

	17,427,391		$163,771,993

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
International Equity Subaccount (continued)
2007
Top Tradition	7,176	$13.850956	$99,391	1.10%	9.57%	2.91%
Top Plus	7,662	$13.910386	$106,579	0.90%	9.79%	2.35%
Top Explorer	21,206	$13.791967	$292,475	1.30%	9.36%	2.78%
Oncore & Firstar Oncore Flex	43,669	$15.043229	$656,923	1.50%	9.14%	4.03%
Oncore & Firstar Oncore Value	1,544,679	$15.282850	$23,607,094	0.90%	9.79%	5.00%
Oncore & Firstar Oncore Premier	1,030,616	$15.082802	$15,544,581	1.40%	9.25%	4.90%
Oncore & Firstar Oncore Xtra	1,141,663	$15.082802	$17,219,477	1.40%	9.25%	4.90%
Oncore & Firstar Oncore Lite	3,787,712	$15.082802	$57,129,314	1.40%	9.25%	4.90%
Oncore Ultra	204,628	$15.082802	$3,086,363	1.40%	9.25%	4.90%
Oncore Wrap	4,319	$11.578624	$50,005	0.65%	10.07%	5.05%

	7,793,330		$117,792,202

2006
Top Tradition	3,043	$12.640844	$38,470	1.10%	21.20%	1.82%
Top Plus	6,646	$12.669820	$84,202	0.90%	21.44%	1.10%
Top Explorer	4,951	$12.612029	$62,440	1.30%	20.96%	0.48%
Oncore & Firstar Oncore Flex	11,708	$13.783561	$161,381	1.50%	20.72%	0.98%
Oncore & Firstar Oncore Value	137,496	$13.919887	$1,913,924	0.90%	21.44%	1.25%
Oncore & Firstar Oncore Premier	152,623	$13.806134	$2,107,141	1.40%	20.84%	1.08%
Oncore & Firstar Oncore Xtra	102,764	$13.806134	$1,418,767	1.40%	20.84%	1.08%
Oncore Lite	322,849	$13.806134	$4,457,290	1.40%	20.84%	1.08%
Oncore Ultra	5,417	$13.806134	$74,792	1.40%	12.00%	1.08%	8/7/06

	747,497		$10,318,407

2005
Top Tradition	94	$10.429757	$984	1.10%	4.30%	0.00%	11/2/05
Top Plus	2,531	$10.433037	$26,404	0.90%	4.33%	0.00%	11/2/05
Top Explorer	429	$10.426488	$4,474	1.30%	4.26%	0.00%	11/2/05
Oncore & Firstar Oncore Value	15,803	$11.462413	$181,144	0.90%	14.62%	0.70%	5/2/05
Oncore & Firstar Oncore Premier	39,721	$11.424916	$453,813	1.40%	14.25%	1.26%	5/2/05
Oncore Xtra	10,912	$11.424916	$124,673	1.40%	14.25%	1.26%	5/2/05
Oncore Lite	47,283	$11.424916	$540,191	1.40%	14.25%	1.26%	5/2/05

	116,773		$1,331,683

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2008
Top Tradition	26,507	$12.416768	$329,136	1.10%	–40.06%	0.00%
Top Plus	2,401	$12.557140	$30,147	0.90%	–39.94%	0.00%
Top Spectrum	94	$12.586082	$1,184	1.40%	–40.24%	0.00%
Top Explorer	18,138	$12.278342	$222,702	1.30%	–40.18%	0.00%
Oncore Flex	260,496	$8.998456	$2,344,064	1.50%	–40.30%	0.00%
Oncore Value	2,555,754	$9.491842	$24,258,810	0.90%	–39.94%	0.00%
Oncore Premier	2,361,657	$9.078621	$21,440,591	1.40%	–40.24%	0.00%
Oncore Xtra	1,685,212	$9.078621	$15,299,402	1.40%	–40.24%	0.00%
Oncore Lite	7,020,608	$9.078621	$63,737,442	1.40%	–40.24%	0.00%
Oncore Ultra	305,823	$9.078621	$2,776,452	1.40%	–40.24%	0.00%
Oncore Wrap	13,488	$6.894263	$92,989	0.65%	–39.79%	0.00%

	14,250,178		$130,532,919

2007
Top Tradition	24,709	$20.715979	$511,881	1.10%	8.91%	0.13%
Top Plus	1,556	$20.908461	$32,537	0.90%	9.13%	0.07%
Top Spectrum	175	$21.061139	$3,686	1.40%	8.59%	0.03%
Top Explorer	15,825	$20.525766	$324,829	1.30%	8.70%	0.13%
Oncore Flex	164,331	$15.072658	$2,476,908	1.50%	8.48%	0.21%
Oncore & Firstar Oncore Value	1,165,897	$15.804539	$18,426,468	0.90%	9.13%	0.22%
Oncore & Firstar Oncore Premier	1,484,309	$15.191887	$22,549,433	1.40%	8.59%	0.18%
Oncore & Firstar Oncore Xtra	1,030,495	$15.191887	$15,655,168	1.40%	8.59%	0.18%
Oncore & Firstar Oncore Lite	3,181,433	$15.191887	$48,331,966	1.40%	8.59%	0.18%
Oncore Ultra	105,966	$15.191887	$1,609,827	1.40%	8.59%	0.18%
Oncore Wrap	5,994	$11.450802	$68,632	0.65%	9.40%	0.19%

	7,180,690		$109,991,335

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2006
Top Tradition	17,592	$19.020474	$334,604	1.10%	12.38%	0.00%
Top Plus	2,650	$19.158989	$50,766	0.90%	12.60%	0.00%
Top Spectrum	4,772	$19.395079	$92,555	1.40%	12.05%	0.00%
Top Explorer	10,286	$18.883289	$194,224	1.30%	12.16%	0.00%
Oncore & Firstar Oncore Flex	33,897	$13.894080	$470,973	1.50%	11.94%	0.00%
Oncore & Firstar Oncore Value	328,438	$14.482124	$4,756,474	0.90%	12.60%	0.00%
Oncore & Firstar Oncore Premier	852,751	$13.990120	$11,930,103	1.40%	12.05%	0.00%
Oncore & Firstar Oncore Xtra	553,562	$13.990120	$7,744,396	1.40%	12.05%	0.00%
Oncore & Firstar Oncore Lite	910,846	$13.990120	$12,742,845	1.40%	12.05%	0.00%
Oncore Ultra	3,458	$13.990120	$48,377	1.40%	11.99%	0.00%	8/7/06

	2,718,252		$38,365,317

2005
Top Tradition	3,919	$16.925595	$66,329	1.10%	19.94%	0.00%
Top Plus	1,499	$17.015200	$25,504	0.90%	20.18%	0.00%
Top Spectrum	857	$17.310022	$14,842	1.40%	19.59%	0.00%
Top Explorer	6,174	$16.836643	$103,945	1.30%	19.71%	0.00%
Oncore & Firstar Oncore Flex	17,810	$12.412592	$221,067	1.50%	19.47%	0.00%
Oncore & Firstar Oncore Value	165,087	$12.861660	$2,123,294	0.90%	20.18%	0.00%
Oncore & Firstar Oncore Premier	501,863	$12.486109	$6,266,314	1.40%	19.59%	0.00%
Oncore & Firstar Oncore Xtra	374,772	$12.486109	$4,679,447	1.40%	19.59%	0.00%
Oncore & Firstar Oncore Lite	373,608	$12.486109	$4,664,905	1.40%	19.59%	0.00%

	1,445,589		$18,165,647

2004
Top Tradition	1,270	$14.111196	$17,926	1.10%	14.12%	0.00%
Top Spectrum	814	$14.474365	$11,780	1.40%	13.78%	0.00%
Top Explorer	1,563	$14.064683	$21,981	1.30%	13.89%	0.00%
Oncore & Firstar Oncore Flex	5,391	$10.389413	$56,013	1.50%	13.67%	0.00%
Oncore & Firstar Oncore Value	112,073	$10.701866	$1,199,391	0.90%	14.35%	0.00%
Oncore & Firstar Oncore Premier	471,111	$10.440691	$4,918,725	1.40%	13.78%	0.00%
Oncore & Firstar Oncore Xtra	366,339	$10.440691	$3,824,829	1.40%	13.78%	0.00%
Oncore & Firstar Oncore Lite	305,389	$10.440691	$3,188,473	1.40%	13.78%	0.00%

	1,263,950		$13,239,118

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount
2008
Top Tradition	1,335	$10.121332	$13,508	1.10%	–38.24%	0.08%
Top Explorer	1,278	$10.008477	$12,789	1.30%	–38.36%	0.08%
Oncore Flex	4,640	$4.851161	$22,511	1.50%	–38.48%	0.07%
Oncore Value	273,902	$5.117245	$1,401,622	0.90%	–38.11%	0.07%
Oncore Premier	275,423	$4.894424	$1,348,042	1.40%	–38.42%	0.07%
Oncore Xtra	277,667	$4.894424	$1,359,018	1.40%	–38.42%	0.07%
Oncore Lite	410,273	$4.894424	$2,008,052	1.40%	–38.42%	0.07%
Oncore Ultra	11,701	$4.894424	$57,269	1.40%	–38.42%	0.07%
Oncore Wrap	96	$7.087324	$677	0.65%	–37.96%	0.00%

	1,256,315		$6,223,488

2007
Top Tradition	520	$16.387638	$8,518	1.10%	10.33%	0.00%
Top Plus	452	$16.539895	$7,483	0.90%	10.55%	0.00%
Top Explorer	519	$16.237137	$8,431	1.30%	10.12%	0.00%
Oncore & Firstar Oncore Flex	4,680	$7.885871	$36,910	1.50%	9.90%	0.00%
Oncore & Firstar Oncore Value	257,071	$8.268942	$2,125,707	0.90%	10.55%	0.00%
Oncore & Firstar Oncore Premier	367,599	$7.948311	$2,921,776	1.40%	10.01%	0.00%
Oncore & Firstar Oncore Xtra	298,415	$7.948311	$2,371,897	1.40%	10.01%	0.00%
Oncore & Firstar Oncore Lite	493,015	$7.948311	$3,918,639	1.40%	10.01%	0.00%
Oncore Ultra	10,933	$7.948311	$86,903	1.40%	10.01%	0.00%

	1,433,204		$11,486,264

2006
Top Tradition	749	$14.852684	$11,125	1.10%	0.27%	0.00%
Top Plus	2,129	$14.960835	$31,851	0.90%	0.46%	0.00%
Top Explorer	250	$14.745520	$3,694	1.30%	0.07%	0.00%
Oncore & Firstar Oncore Flex	6,490	$7.175673	$46,572	1.50%	–0.13%	0.00%
Oncore & Firstar Oncore Value	252,293	$7.479515	$1,887,028	0.90%	0.46%	0.00%
Oncore & Firstar Oncore Premier	383,741	$7.225319	$2,772,656	1.40%	–0.03%	0.00%
Oncore & Firstar Oncore Xtra	333,935	$7.225319	$2,412,783	1.40%	–0.03%	0.00%
Oncore & Firstar Oncore Lite	319,160	$7.225319	$2,306,029	1.40%	–0.03%	0.00%
Oncore Ultra	374	$7.225319	$2,703	1.40%	11.84%	0.00%	8/7/06

	1,299,121		$9,474,441

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount (continued)
2005
Top Tradition	2,034	$14.813275	$30,130	1.10%	12.79%	0.00%
Top Plus	2,483	$14.891678	$36,980	0.90%	13.01%	0.00%
Top Explorer	153	$14.735402	$2,259	1.30%	12.57%	0.00%
Oncore & Firstar Oncore Flex	5,577	$7.184883	$40,071	1.50%	12.34%	0.00%
Oncore & Firstar Oncore Value	144,362	$7.444939	$1,074,768	0.90%	13.01%	0.00%
Oncore & Firstar Oncore Premier	361,192	$7.227488	$2,610,514	1.40%	12.45%	0.00%
Oncore & Firstar Oncore Xtra	319,469	$7.227488	$2,308,958	1.40%	12.45%	0.00%
Oncore & Firstar Oncore Lite	226,412	$7.227488	$1,636,380	1.40%	12.45%	0.00%

	1,061,682		$7,740,060

2004
Top Tradition	2,153	$13.133861	$28,271	1.10%	8.03%	0.05%
Top Plus	1,955	$13.177341	$25,759	0.90%	8.24%	0.08%
Top Explorer	213	$13.090566	$2,783	1.30%	7.81%	0.08%
Oncore & Firstar Oncore Flex	6,199	$6.395441	$39,648	1.50%	7.60%	0.04%
Oncore & Firstar Oncore Value	81,191	$6.587872	$534,879	0.90%	8.24%	0.04%
Oncore & Firstar Oncore Premier	392,291	$6.427045	$2,521,273	1.40%	7.71%	0.04%
Oncore & Firstar Oncore Xtra	343,789	$6.427045	$2,209,549	1.40%	7.71%	0.04%
Oncore & Firstar Oncore Lite	258,410	$6.427045	$1,660,813	1.40%	7.71%	0.04%

	1,086,201		$7,022,975

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008
Top Tradition	1,768	$9.862719	$17,441	1.10%	–36.04%	2.70%
Oncore Flex	4,184	$6.613763	$27,672	1.50%	–36.29%	3.26%
Oncore Value	41,414	$6.997612	$289,796	0.90%	–35.91%	2.74%
Oncore Premier	124,244	$6.676062	$829,466	1.40%	–36.23%	2.77%
Oncore Xtra	127,244	$6.676062	$849,488	1.40%	–36.23%	2.77%
Oncore Lite	130,621	$6.676062	$872,031	1.40%	–36.23%	2.77%

	429,475		$2,885,894

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

UBS Series Trust — Class I: (continued)
U.S. Allocation Subaccount (continued)
2007
Top Tradition	1,769	$15.420281	$27,276	1.10%	0.78%	2.12%
Oncore Flex	6,051	$10.381689	$62,822	1.50%	0.39%	2.17%
Oncore & Firstar Oncore Value	48,022	$10.918948	$524,352	0.90%	0.99%	1.98%
Oncore & Firstar Oncore Premier	152,434	$10.469115	$1,595,846	1.40%	0.49%	2.38%
Oncore & Firstar Oncore Xtra	149,268	$10.469115	$1,562,707	1.40%	0.49%	2.38%
Oncore Lite	141,364	$10.469115	$1,479,953	1.40%	0.49%	2.38%

	498,908		$5,252,956

2006
Top Tradition	1,909	$15.300176	$29,210	1.10%	9.79%	2.74%
Top Explorer	250	$15.189822	$3,791	1.30%	9.57%	2.32%
Oncore Flex	8,986	$10.341806	$92,937	1.50%	9.36%	2.80%
Oncore & Firstar Oncore Value	69,509	$10.812345	$751,556	0.90%	10.01%	2.62%
Oncore & Firstar Oncore Premier	227,905	$10.418568	$2,374,432	1.40%	9.47%	2.45%
Oncore & Firstar Oncore Xtra	257,696	$10.418568	$2,684,826	1.40%	9.47%	2.45%
Oncore Lite	169,197	$10.418568	$1,762,792	1.40%	9.47%	2.45%

	735,452		$7,699,544

2005
Top Tradition	3,290	$13.935835	$45,844	1.10%	5.44%	1.21%
Top Explorer	308	$13.862590	$4,265	1.30%	5.24%	1.17%
Oncore Flex	12,694	$9.456771	$120,045	1.50%	5.03%	1.34%
Oncore & Firstar Oncore Value	92,279	$9.828756	$906,989	0.90%	5.65%	1.35%
Oncore & Firstar Oncore Premier	269,215	$9.517604	$2,562,281	1.40%	5.13%	1.36%
Oncore & Firstar Oncore Xtra	301,996	$9.517604	$2,874,275	1.40%	5.13%	1.36%
Oncore Lite	182,675	$9.517604	$1,738,637	1.40%	5.13%	1.36%

	862,457		$8,252,336

2004
Top Tradition	3,081	$13.216506	$40,722	1.10%	9.17%	0.79%
Top Plus	1,089	$13.260274	$14,445	0.90%	9.39%	1.02%
Top Explorer	368	$13.172955	$4,842	1.30%	8.96%	0.70%
Oncore Flex	18,043	$9.004017	$162,460	1.50%	8.74%	0.71%
Oncore & Firstar Oncore Value	141,986	$9.303016	$1,320,896	0.90%	9.39%	0.73%
Oncore & Firstar Oncore Premier	299,779	$9.053038	$2,713,911	1.40%	8.85%	0.72%
Oncore & Firstar Oncore Xtra	362,102	$9.053038	$3,278,122	1.40%	8.85%	0.72%
Oncore Lite	172,629	$9.053038	$1,562,816	1.40%	8.85%	0.72%

	999,077		$9,098,214

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Old Mutual Insurance Series Fund:
Technology & Communications
2007
Top I	31	$2.577072	$79	1.10%	31.88%	0.00%
Top Tradition	36,312	$2.577072	$93,579	1.10%	31.88%	0.00%
Top Plus	5,863	$2.616619	$15,341	0.90%	32.14%	0.00%
Top Spectrum	2,639	$2.519089	$6,649	1.40%	31.48%	0.00%
Top Explorer	44,196	$2.538280	$112,181	1.30%	31.61%	0.00%
Oncore Flex	11,908	$2.500055	$29,772	1.50%	31.35%	0.00%
Oncore Value	45,436	$2.616619	$118,887	0.90%	32.14%	0.00%
Oncore & Firstar Oncore Premier	236,488	$2.519089	$595,734	1.40%	31.48%	0.00%
Oncore & Firstar Oncore Xtra	199,176	$2.519089	$501,742	1.40%	31.48%	0.00%
Oncore Lite	79,629	$2.519089	$200,593	1.40%	31.48%	0.00%

	661,678		$1,674,557

2006
Top I	32	$1.954167	$62	1.10%	3.57%	0.00%
Top Tradition	65,552	$1.954167	$128,100	1.10%	3.57%	0.00%
Top Plus	5,905	$1.980207	$11,694	0.90%	3.77%	0.00%
Top Spectrum	3,156	$1.915891	$6,046	1.40%	3.26%	0.00%
Top Explorer	86,117	$1.928576	$166,083	1.30%	3.37%	0.00%
Oncore Flex	16,336	$1.903298	$31,093	1.50%	3.16%	0.00%
Oncore & Firstar Oncore Value	97,039	$1.980207	$192,157	0.90%	3.77%	0.00%
Oncore & Firstar Oncore Premier	382,215	$1.915891	$732,283	1.40%	3.26%	0.00%
Oncore & Firstar Oncore Xtra	446,614	$1.915891	$855,663	1.40%	3.26%	0.00%
Oncore & Firstar Oncore Lite	92,286	$1.915891	$176,810	1.40%	3.26%	0.00%

	1,195,252		$2,299,991

2005
Top I	33	$1.886830	$62	1.10%	8.72%	0.00%
Top Tradition	77,348	$1.886830	$145,942	1.10%	8.72%	0.00%
Top Plus	5,905	$1.908197	$11,269	0.90%	8.94%	0.00%
Top Spectrum	3,156	$1.855347	$5,856	1.40%	8.40%	0.00%
Top Explorer	85,963	$1.865781	$160,389	1.30%	8.51%	0.00%
Oncore Flex	17,230	$1.844968	$31,789	1.50%	8.29%	0.00%
Oncore & Firstar Oncore Value	101,242	$1.908197	$193,189	0.90%	8.94%	0.00%
Oncore & Firstar Oncore Premier	514,376	$1.855347	$954,346	1.40%	8.40%	0.00%
Oncore & Firstar Oncore Xtra	567,341	$1.855347	$1,052,615	1.40%	8.40%	0.00%
Oncore & Firstar Oncore Lite	118,032	$1.855347	$218,988	1.40%	8.40%	0.00%

	1,490,626		$2,774,445

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Old Mutual Insurance Series Fund: (continued)
Technology & Communications (continued)
2004
Top I	34	$1.735475	$59	1.10%	5.26%	0.00%
Top Tradition	103,858	$1.735475	$180,243	1.10%	5.26%	0.00%
Top Plus	8,853	$1.751658	$15,508	0.90%	5.47%	0.00%
Investar Vision & Top Spectrum	5,204	$1.711570	$8,906	1.40%	4.95%	0.00%
Top Explorer	110,490	$1.719496	$189,988	1.30%	5.05%	0.00%
Oncore Flex	19,306	$1.703667	$32,892	1.50%	4.85%	0.00%
Oncore & Firstar Oncore Value	116,967	$1.751658	$204,886	0.90%	5.47%	0.00%
Oncore & Firstar Oncore Premier	640,924	$1.711570	$1,096,985	1.40%	4.95%	0.00%
Oncore & Firstar Oncore Xtra	624,692	$1.711570	$1,069,204	1.40%	4.95%	0.00%
Oncore & Firstar Oncore Lite	138,992	$1.711570	$237,895	1.40%	4.95%	0.00%

	1,769,320		$3,036,566

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2008
Top I	5,494	$14.143534	$77,703	1.10%	–40.27%	0.22%
Top Tradition	122,437	$14.143534	$1,731,687	1.10%	–40.27%	0.24%
Top Plus	47,569	$14.388551	$684,451	0.90%	–40.15%	0.25%
Investar Vision & Top Spectrum	4,740	$13.784456	$65,335	1.40%	–40.44%	0.24%
Top Explorer	109,985	$13.903122	$1,529,132	1.30%	–40.39%	0.24%
Oncore Flex	283,187	$13.667109	$3,870,353	1.50%	–40.50%	0.26%
Oncore Value	1,184,774	$14.388551	$17,047,188	0.90%	–40.15%	0.25%
Oncore Premier	2,026,707	$13.784456	$27,937,057	1.40%	–40.44%	0.24%
Oncore Xtra	1,838,677	$13.784456	$25,345,162	1.40%	–40.44%	0.24%
Oncore Lite	4,386,535	$13.784456	$60,465,999	1.40%	–40.44%	0.24%
Oncore Ultra	110,065	$13.784456	$1,517,182	1.40%	–40.44%	0.24%
Oncore Wrap	27,638	$7.124459	$196,903	0.65%	–40.00%	0.37%

	10,147,808		$140,468,152

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2007
Top I	8,487	$23.677772	$200,963	1.10%	14.08%	0.49%
Top Tradition	142,016	$23.677772	$3,362,625	1.10%	14.08%	0.48%
Top Plus	66,044	$24.040022	$1,587,690	0.90%	14.30%	0.50%
Investar Vision & Top Spectrum	5,512	$23.145481	$127,567	1.40%	13.74%	0.50%
Top Explorer	125,146	$23.321564	$2,918,607	1.30%	13.85%	0.49%
Oncore & Firstar Oncore Flex	175,993	$22.971200	$4,042,765	1.50%	13.62%	0.55%
Oncore & Firstar Oncore Value	972,387	$24.040022	$23,376,199	0.90%	14.30%	0.50%
Oncore & Firstar Oncore Premier	2,159,325	$23.145481	$49,978,653	1.40%	13.74%	0.50%
Oncore & Firstar Oncore Xtra	1,983,595	$23.145481	$45,911,252	1.40%	13.74%	0.50%
Oncore & Firstar Oncore Lite	3,703,381	$23.145481	$85,716,524	1.40%	13.74%	0.50%
Oncore Ultra	83,800	$23.145481	$1,939,597	1.40%	13.74%	0.50%
Oncore Wrap	3,057	$11.873742	$36,295	0.65%	14.59%	0.44%

	9,428,743		$219,198,737

2006
Top I	8,511	$20.756062	$176,649	1.10%	11.18%	0.18%
Top Tradition	174,221	$20.756062	$3,616,149	1.10%	11.18%	0.17%
Top Plus	83,265	$21.031676	$1,751,193	0.90%	11.40%	0.18%
Investar Vision & Top Spectrum	5,564	$20.349982	$113,224	1.40%	10.86%	0.22%
Top Explorer	133,020	$20.484447	$2,724,847	1.30%	10.96%	0.18%
Oncore & Firstar Oncore Flex	67,583	$20.216775	$1,366,307	1.50%	10.75%	0.19%
Oncore & Firstar Oncore Value	844,421	$21.031676	$17,759,595	0.90%	11.40%	0.16%
Oncore & Firstar Oncore Premier	2,336,969	$20.349982	$47,557,268	1.40%	10.86%	0.15%
Oncore & Firstar Oncore Xtra	2,029,122	$20.349982	$41,292,605	1.40%	10.86%	0.15%
Oncore & Firstar Oncore Lite	2,487,471	$20.349982	$50,619,995	1.40%	10.86%	0.15%
Oncore Ultra	21,068	$20.349982	$428,741	1.40%	6.25%	0.15%	8/7/06

	8,191,215		$167,406,573

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2005
Top I	10,004	$18.668363	$186,753	1.10%	16.74%	0.00%
Top Tradition	171,224	$18.668363	$3,196,478	1.10%	16.74%	0.00%
Top Plus	87,829	$18.878915	$1,658,125	0.90%	16.97%	0.00%
Investar Vision & Top Spectrum	9,823	$18.357292	$180,322	1.40%	16.39%	0.00%
Top Explorer	142,125	$18.460394	$2,623,693	1.30%	16.51%	0.00%
Oncore & Firstar Oncore Flex	73,719	$18.255071	$1,345,750	1.50%	16.28%	0.00%
Oncore & Firstar Oncore Value	680,743	$18.878915	$12,851,692	0.90%	16.97%	0.00%
Oncore & Firstar Oncore Premier	2,092,498	$18.357292	$38,412,599	1.40%	16.39%	0.00%
Oncore & Firstar Oncore Xtra	1,815,549	$18.357292	$33,328,559	1.40%	16.39%	0.00%
Oncore & Firstar Oncore Lite	1,402,517	$18.357292	$25,746,395	1.40%	16.39%	0.00%

	6,486,031		$119,530,366

2004
Top I	6,642	$15.992023	$106,221	1.10%	23.30%	0.00%
Top Tradition	149,737	$15.992023	$2,394,593	1.10%	23.30%	0.00%
Top Plus	102,881	$16.140487	$1,660,552	0.90%	23.54%	0.00%
Investar Vision & Top Spectrum	8,169	$15.772044	$128,838	1.40%	22.93%	0.00%
Top Explorer	124,238	$15.845027	$1,968,550	1.30%	23.05%	0.00%
Oncore & Firstar Oncore Flex	77,331	$15.699630	$1,214,062	1.50%	22.81%	0.00%
Oncore & Firstar Oncore Value	447,592	$16.140487	$7,224,357	0.90%	23.54%	0.00%
Oncore & Firstar Oncore Premier	1,608,799	$15.772044	$25,374,063	1.40%	22.93%	0.00%
Oncore & Firstar Oncore Xtra	1,516,757	$15.772044	$23,922,355	1.40%	22.93%	0.00%
Oncore & Firstar Oncore Lite	549,996	$15.772044	$8,674,559	1.40%	22.93%	0.00%

	4,592,142		$72,668,150

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount
2008
Top I	6,495	$8.642925	$56,133	1.10%	–43.32%	0.70%
Top Tradition	268,258	$8.642925	$2,318,536	1.10%	–43.32%	0.77%
Top Plus	59,846	$8.792713	$526,209	0.90%	–43.20%	0.70%
Investar Vision & Top Spectrum	4,177	$8.423451	$35,184	1.40%	–43.49%	0.80%
Top Explorer	199,493	$8.495973	$1,694,887	1.30%	–43.43%	0.74%
Oncore Flex	646,526	$8.351731	$5,399,609	1.50%	–43.54%	1.13%
Oncore Value	4,544,339	$8.792713	$39,957,066	0.90%	–43.20%	0.96%
Oncore Premier	4,190,137	$8.423451	$35,295,422	1.40%	–43.49%	0.87%
Oncore Xtra	4,073,813	$8.423451	$34,315,568	1.40%	–43.49%	0.87%
Oncore Lite	10,636,072	$8.423451	$89,592,430	1.40%	–43.49%	0.87%
Oncore Ultra	306,678	$8.423451	$2,583,289	1.40%	–43.49%	0.87%
Oncore Wrap	20,531	$6.860326	$140,847	0.65%	–43.06%	0.94%

	24,956,365		$211,915,180

2007
Top I	11,506	$15.247903	$175,436	1.10%	16.02%	0.74%
Top Tradition	282,418	$15.247903	$4,306,288	1.10%	16.02%	0.75%
Top Plus	79,190	$15.481257	$1,225,961	0.90%	16.25%	0.74%
Investar Vision & Top Spectrum	5,743	$14.905057	$85,606	1.40%	15.67%	0.43%
Top Explorer	231,912	$15.018449	$3,482,960	1.30%	15.79%	0.77%
Oncore & Firstar Oncore Flex	345,272	$14.792803	$5,107,534	1.50%	15.56%	1.31%
Oncore & Firstar Oncore Value	3,248,750	$15.481257	$50,294,729	0.90%	16.25%	0.95%
Oncore & Firstar Oncore Premier	3,808,539	$14.905057	$56,766,478	1.40%	15.67%	0.89%
Oncore & Firstar Oncore Xtra	4,047,077	$14.905057	$60,321,910	1.40%	15.67%	0.89%
Oncore & Firstar Oncore Lite	7,652,517	$14.905057	$114,061,208	1.40%	15.67%	0.89%
Oncore Ultra	226,057	$14.905057	$3,369,397	1.40%	15.67%	0.89%
Oncore Wrap	6,953	$12.048841	$83,780	0.65%	16.54%	1.67%

	19,945,934		$299,281,287

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)

2006
Top I	12,104	$13.142530	$159,080	1.10%	10.22%	0.98%
Top Tradition	284,381	$13.142530	$3,737,489	1.10%	10.22%	1.01%
Top Plus	86,470	$13.317115	$1,151,529	0.90%	10.44%	0.99%
Investar Vision & Top Spectrum	11,103	$12.885341	$143,060	1.40%	9.90%	0.96%
Top Explorer	219,614	$12.970476	$2,848,502	1.30%	10.01%	1.00%
Oncore & Firstar Oncore Flex	96,104	$12.800970	$1,230,222	1.50%	9.79%	1.00%
Oncore & Firstar Oncore Value	1,926,325	$13.317115	$25,653,098	0.90%	10.44%	1.08%
Oncore & Firstar Oncore Premier	3,279,015	$12.885341	$42,251,220	1.40%	9.90%	1.07%
Oncore & Firstar Oncore Xtra	3,430,873	$12.885341	$44,207,973	1.40%	9.90%	1.07%
Oncore & Firstar Oncore Lite	3,831,444	$12.885341	$49,369,459	1.40%	9.90%	1.07%
Oncore Ultra	64,429	$12.885341	$830,193	1.40%	8.27%	1.07%	8/7/06

	13,241,862		$171,581,825

2005
Top I	13,160	$11.923636	$156,911	1.10%	15.38%	0.13%
Top Tradition	234,958	$11.923636	$2,801,553	1.10%	15.38%	0.10%
Top Plus	86,323	$12.058187	$1,040,901	0.90%	15.61%	0.11%
Investar Vision & Top Spectrum	12,539	$11.724900	$147,016	1.40%	15.04%	0.14%
Top Explorer	199,981	$11.790742	$2,357,929	1.30%	15.15%	0.11%
Oncore & Firstar Oncore Flex	94,484	$11.659576	$1,101,644	1.50%	14.93%	0.09%
Oncore & Firstar Oncore Value	1,228,615	$12.058187	$14,814,868	0.90%	15.61%	0.09%
Oncore & Firstar Oncore Premier	2,104,925	$11.724900	$24,680,032	1.40%	15.04%	0.10%
Oncore & Firstar Oncore Xtra	2,364,951	$11.724900	$27,728,819	1.40%	15.04%	0.10%
Oncore & Firstar Oncore Lite	1,657,605	$11.724900	$19,435,256	1.40%	15.04%	0.10%

	7,997,541		$94,264,929

2004
Top I	6,505	$10.334117	$67,221	1.10%	13.90%	0.20%
Top Tradition	147,010	$10.334117	$1,519,221	1.10%	13.90%	0.17%
Top Plus	68,693	$10.430125	$716,475	0.90%	14.13%	0.23%
Investar Vision & Top Spectrum	14,766	$10.191930	$150,493	1.40%	13.56%	0.15%
Top Explorer	142,693	$10.239077	$1,461,046	1.30%	13.68%	0.18%
Oncore & Firstar Oncore Flex	47,346	$10.145103	$480,329	1.50%	13.45%	0.20%
Oncore & Firstar Oncore Value	597,830	$10.430125	$6,235,444	0.90%	14.13%	0.17%
Oncore & Firstar Oncore Premier	1,433,277	$10.191930	$14,607,855	1.40%	13.56%	0.18%
Oncore & Firstar Oncore Xtra	1,621,864	$10.191930	$16,529,924	1.40%	13.56%	0.18%
Oncore & Firstar Oncore Lite	841,473	$10.191930	$8,576,234	1.40%	13.56%	0.18%

	4,921,457		$50,344,242

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount
2008
Top I	5,482	$4.556287	$24,978	1.10%	–47.88%	0.55%
Top Tradition	82,178	$4.556287	$374,427	1.10%	–47.88%	0.63%
Top Plus	20,145	$4.635272	$93,377	0.90%	–47.78%	0.58%
Investar Vision & Top Spectrum	2,966	$4.440528	$13,169	1.40%	–48.04%	0.40%
Top Explorer	90,846	$4.478764	$406,878	1.30%	–47.99%	0.59%
Oncore Flex	52,991	$4.402679	$233,302	1.50%	–48.09%	0.66%
Oncore Value	445,097	$4.635272	$2,063,144	0.90%	–47.78%	0.67%
Oncore Premier	1,162,688	$4.440528	$5,162,949	1.40%	–48.04%	0.60%
Oncore Xtra	1,230,191	$4.440528	$5,462,696	1.40%	–48.04%	0.60%
Oncore Lite	1,661,444	$4.440528	$7,377,689	1.40%	–48.04%	0.60%
Oncore Ultra	15,114	$4.440528	$67,116	1.40%	–48.04%	0.60%

	4,769,142		$21,279,725

2007
Top I	5,963	$8.742642	$52,136	1.10%	25.27%	0.38%
Top Tradition	70,718	$8.742642	$618,261	1.10%	25.27%	0.39%
Top Plus	12,567	$8.876477	$111,552	0.90%	25.52%	0.47%
Investar Vision & Top Spectrum	6,289	$8.545979	$53,745	1.40%	24.90%	0.54%
Top Explorer	88,053	$8.610988	$758,221	1.30%	25.03%	0.38%
Oncore & Firstar Oncore Flex	35,409	$8.481547	$300,322	1.50%	24.78%	0.24%
Oncore & Firstar Oncore Value	337,940	$8.876477	$2,999,714	0.90%	25.52%	0.34%
Oncore & Firstar Oncore Premier	1,128,017	$8.545979	$9,640,020	1.40%	24.90%	0.36%
Oncore & Firstar Oncore Xtra	1,423,456	$8.545979	$12,164,822	1.40%	24.90%	0.36%
Oncore & Firstar Oncore Lite	1,112,214	$8.545979	$9,504,959	1.40%	24.90%	0.36%
Oncore Ultra	4,077	$8.545979	$34,838	1.40%	24.90%	0.36%

	4,224,703		$36,238,590

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount (continued)
2006
Top I	6,185	$6.978809	$43,167	1.10%	5.42%	0.16%
Top Tradition	72,036	$6.978809	$502,726	1.10%	5.42%	0.16%
Top Plus	20,080	$7.071552	$141,998	0.90%	5.62%	0.19%
Investar Vision & Top Spectrum	16,778	$6.842161	$114,795	1.40%	5.10%	0.18%
Top Explorer	84,124	$6.887375	$579,394	1.30%	5.21%	0.16%
Oncore & Firstar Oncore Flex	26,248	$6.797314	$178,413	1.50%	5.00%	0.18%
Oncore & Firstar Oncore Value	259,391	$7.071552	$1,834,294	0.90%	5.62%	0.16%
Oncore & Firstar Oncore Premier	1,210,491	$6.842161	$8,282,371	1.40%	5.10%	0.16%
Oncore & Firstar Oncore Xtra	1,309,150	$6.842161	$8,957,415	1.40%	5.10%	0.16%
Oncore & Firstar Oncore Lite	466,218	$6.842161	$3,189,942	1.40%	5.10%	0.16%
Oncore Ultra	1,824	$6.842161	$12,482	1.40%	8.89%	0.16%	8/7/06

	3,472,525		$23,836,997

2005
Top I	6,227	$6.620268	$41,228	1.10%	4.36%	0.33%
Top Tradition	68,531	$6.620268	$453,693	1.10%	4.36%	0.27%
Top Plus	36,291	$6.694999	$242,968	0.90%	4.56%	0.28%
Investar Vision & Top Spectrum	20,540	$6.509857	$133,714	1.40%	4.05%	0.28%
Top Explorer	91,639	$6.546422	$599,911	1.30%	4.15%	0.27%
Oncore & Firstar Oncore Flex	29,401	$6.473550	$190,328	1.50%	3.95%	0.39%
Oncore & Firstar Oncore Value	256,585	$6.694999	$1,717,839	0.90%	4.56%	0.27%
Oncore & Firstar Oncore Premier	1,357,846	$6.509857	$8,839,381	1.40%	4.05%	0.27%
Oncore & Firstar Oncore Xtra	1,255,453	$6.509857	$8,172,820	1.40%	4.05%	0.27%
Oncore & Firstar Oncore Lite	427,263	$6.509857	$2,781,416	1.40%	4.05%	0.27%

	3,549,776		$23,173,298

2004
Top I	11,489	$6.343833	$72,885	1.10%	2.00%	0.14%
Top Tradition	74,724	$6.343833	$474,034	1.10%	2.00%	0.12%
Top Plus	33,614	$6.402777	$215,222	0.90%	2.20%	0.15%
Investar Vision & Top Spectrum	17,382	$6.256481	$108,748	1.40%	1.69%	0.10%
Top Explorer	81,693	$6.285430	$513,478	1.30%	1.80%	0.13%
Oncore & Firstar Oncore Flex	55,798	$6.227715	$347,495	1.50%	1.59%	0.13%
Oncore & Firstar Oncore Value	260,661	$6.402777	$1,668,954	0.90%	2.20%	0.12%
Oncore & Firstar Oncore Premier	1,404,305	$6.256481	$8,786,013	1.40%	1.69%	0.13%
Oncore & Firstar Oncore Xtra	1,375,206	$6.256481	$8,603,951	1.40%	1.69%	0.13%
Oncore & Firstar Oncore Lite	344,710	$6.256481	$2,156,668	1.40%	1.69%	0.13%

	3,659,582		$22,947,448

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2008
Top Tradition	27,087	$6.958029	$188,475	1.10%	–43.44%	1.92%
Top Plus	7,838	$8.702160	$68,205	0.90%	–43.32%	1.41%
Top Spectrum	93	$6.893024	$640	1.40%	–43.61%	2.34%
Top Explorer	42,934	$8.523023	$365,931	1.30%	–43.55%	2.33%
Oncore Flex	308,754	$8.180833	$2,525,862	1.50%	–43.66%	3.63%
Oncore Value	2,253,121	$8.437969	$19,011,766	0.90%	–43.32%	3.00%
Oncore Premier	1,958,464	$8.223037	$16,104,528	1.40%	–43.61%	2.28%
Oncore Xtra	1,745,492	$8.223037	$14,353,243	1.40%	–43.61%	2.28%
Oncore Lite	4,687,454	$8.223037	$38,545,111	1.40%	–43.61%	2.28%
Oncore Ultra	374,904	$8.223037	$3,082,847	1.40%	–43.61%	2.28%
Oncore Wrap	11,768	$5.981504	$70,388	0.65%	–43.18%	6.66%

	11,417,909		$94,316,996

2007
Top I	1,383	$12.301477	$17,010	1.10%	0.16%	1.75%
Top Tradition	46,011	$12.301477	$566,007	1.10%	0.16%	1.71%
Top Plus	17,764	$15.354360	$272,758	0.90%	0.36%	1.53%
Top Spectrum	93	$12.222932	$1,142	1.40%	–0.13%	1.61%
Top Explorer	51,497	$15.098291	$777,517	1.30%	–0.03%	1.77%
Oncore & Firstar Oncore Flex	182,684	$14.520915	$2,652,735	1.50%	–0.23%	3.33%
Oncore & Firstar Oncore Value	1,653,224	$14.888227	$24,613,571	0.90%	0.36%	2.05%
Oncore & Firstar Oncore Premier	2,001,011	$14.581349	$29,177,437	1.40%	–0.13%	1.85%
Oncore & Firstar Oncore Xtra	1,760,720	$14.581349	$25,673,669	1.40%	–0.13%	1.85%
Oncore & Firstar Oncore Lite	4,481,238	$14.581349	$65,342,492	1.40%	–0.13%	1.85%
Oncore Ultra	377,244	$14.581349	$5,500,728	1.40%	–0.13%	1.85%
Oncore Wrap	5,401	$10.527662	$56,859	0.65%	0.61%	2.68%

	10,578,270		$154,651,925

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount (continued)
2006
Top I	746	$12.281283	$9,167	1.10%	18.63%	6.94%
Top Tradition	26,219	$12.281283	$322,008	1.10%	18.63%	4.27%
Top Plus	16,060	$15.298642	$245,698	0.90%	18.86%	3.20%
Top Spectrum	94	$12.239288	$1,149	1.40%	18.28%	2.89%
Top Explorer	27,485	$15.103470	$415,115	1.30%	18.39%	3.20%
Oncore & Firstar Oncore Flex	39,152	$14.554758	$569,844	1.50%	18.16%	3.18%
Oncore & Firstar Oncore Value	603,255	$14.834207	$8,948,804	0.90%	18.86%	4.63%
Oncore & Firstar Oncore Premier	1,401,746	$14.600850	$20,466,676	1.40%	18.28%	3.68%
Oncore & Firstar Oncore Xtra	1,034,143	$14.600850	$15,099,362	1.40%	18.28%	3.68%
Oncore & Firstar Oncore Lite	1,987,538	$14.600850	$29,019,751	1.40%	18.28%	3.68%
Oncore Ultra	122,320	$14.600850	$1,785,976	1.40%	12.00%	3.68%	8/7/06

	5,258,758		$76,883,550

2005
Top Plus	14,967	$12.870922	$192,633	0.90%	4.63%	1.36%
Top Explorer	21,012	$12.756942	$268,048	1.30%	4.22%	1.20%
Oncore & Firstar Oncore Flex	27,497	$12.317694	$338,694	1.50%	4.01%	0.93%
Oncore & Firstar Oncore Value	113,923	$12.480194	$1,421,775	0.90%	4.63%	0.90%
Oncore & Firstar Oncore Premier	814,934	$12.344563	$10,060,001	1.40%	4.12%	1.07%
Oncore & Firstar Oncore Xtra	579,698	$12.344563	$7,156,119	1.40%	4.12%	1.07%
Oncore & Firstar Oncore Lite	640,980	$12.344563	$7,912,636	1.40%	4.12%	1.07%

	2,213,011		$27,349,906

2004
Top Plus	14,449	$12.301227	$177,742	0.90%	10.24%	0.55%
Top Explorer	9,966	$12.240475	$121,992	1.30%	9.80%	0.38%
Oncore & Firstar Oncore Flex	14,591	$11.842290	$172,794	1.50%	9.58%	0.47%
Oncore & Firstar Oncore Value	46,981	$11.927794	$560,379	0.90%	10.24%	0.50%
Oncore & Firstar Oncore Premier	398,660	$11.856466	$4,726,689	1.40%	9.69%	0.28%
Oncore & Firstar Oncore Xtra	369,540	$11.856466	$4,381,442	1.40%	9.69%	0.28%
Oncore & Firstar Oncore Lite	305,967	$11.856466	$3,627,690	1.40%	9.69%	0.28%

	1,160,154		$13,768,728

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Real Estate Subaccount
2008
Top Tradition	2,948	$5.295206	$15,609	1.10%	–47.05%	0.86%	5/1/08
Top Explorer	16	$5.288159	$83	1.30%	–47.12%	0.22%	5/1/08
Oncore Flex	1,914	$5.281117	$10,106	1.50%	–47.19%	0.11%	5/1/08
Oncore Value	40,133	$5.302295	$212,797	0.90%	–46.98%	0.03%	5/1/08
Oncore Premier	23,933	$5.284628	$126,476	1.40%	–47.15%	0.36%	5/1/08
Oncore Xtra	11,890	$5.284628	$62,835	1.40%	–47.15%	0.36%	5/1/08
Oncore Lite	125,414	$5.284628	$662,768	1.40%	–47.15%	0.36%	5/1/08
Oncore Ultra	13,189	$5.284628	$69,701	1.40%	–47.15%	0.36%	5/1/08

	219,437		$1,160,375
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2008
Top Tradition	55,202	$4.459908	$246,197	1.10%	–40.53%	0.59%
Top Plus	7,670	$4.537226	$34,802	0.90%	–40.41%	0.58%
Top Explorer	103,369	$4.384037	$453,175	1.30%	–40.64%	0.61%
Oncore Flex	54,047	$4.309559	$232,918	1.50%	–40.76%	0.72%
Oncore Value	479,486	$4.537226	$2,175,538	0.90%	–40.41%	0.62%
Oncore Premier	688,779	$4.346585	$2,993,830	1.40%	–40.70%	0.60%
Oncore Xtra	1,192,325	$4.346585	$5,182,544	1.40%	–40.70%	0.60%
Oncore Lite	900,295	$4.346585	$3,913,208	1.40%	–40.70%	0.60%
Oncore Ultra	58,359	$4.346585	$253,662	1.40%	–40.70%	0.60%

	3,539,532		$15,485,874

2007
Top Tradition	56,117	$7.498836	$420,811	1.10%	13.54%	0.58%
Top Plus	10,283	$7.613665	$78,291	0.90%	13.77%	0.55%
Top Explorer	90,320	$7.385919	$667,096	1.30%	13.32%	0.57%
Oncore Flex	31,524	$7.274860	$229,330	1.50%	13.09%	0.58%
Oncore & Firstar Oncore Value	271,952	$7.613665	$2,070,548	0.90%	13.77%	0.63%
Oncore & Firstar Oncore Premier	762,402	$7.330106	$5,588,494	1.40%	13.20%	0.57%
Oncore & Firstar Oncore Xtra	1,130,060	$7.330106	$8,283,462	1.40%	13.20%	0.57%
Oncore & Firstar Oncore Lite	480,949	$7.330106	$3,525,409	1.40%	13.20%	0.57%
Oncore Ultra	20,902	$7.330106	$153,214	1.40%	13.20%	0.57%

	2,854,509		$21,016,655

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Large Cap Growth Subaccount (continued)
2006
Top Tradition	57,146	$6.604523	$377,422	1.10%	9.93%	0.28%
Top Plus	13,130	$6.692308	$87,869	0.90%	10.14%	0.26%
Top Explorer	105,189	$6.517998	$685,624	1.30%	9.71%	0.28%
Oncore & Firstar Oncore Flex	39,579	$6.432734	$254,603	1.50%	9.49%	0.26%
Oncore & Firstar Oncore Value	196,216	$6.692308	$1,313,140	0.90%	10.14%	0.28%
Oncore & Firstar Oncore Premier	1,005,686	$6.475172	$6,511,980	1.40%	9.60%	0.28%
Oncore & Firstar Oncore Xtra	1,159,142	$6.475172	$7,505,646	1.40%	9.60%	0.28%
Oncore & Firstar Oncore Lite	509,964	$6.475172	$3,302,107	1.40%	9.60%	0.28%
Oncore Ultra	1,188	$6.475172	$7,695	1.40%	10.77%	0.28%	8/7/06

	3,087,240		$20,046,086

2005
Top Tradition	56,229	$6.008117	$337,828	1.10%	2.88%	0.13%
Top Plus	20,034	$6.075961	$121,727	0.90%	3.09%	0.12%
Top Explorer	119,176	$5.941109	$708,038	1.30%	2.68%	0.12%
Oncore & Firstar Oncore Flex	52,402	$5.874944	$307,857	1.50%	2.48%	0.13%
Oncore & Firstar Oncore Value	228,716	$6.075961	$1,389,667	0.90%	3.09%	0.13%
Oncore & Firstar Oncore Premier	1,252,888	$5.907893	$7,401,931	1.40%	2.58%	0.13%
Oncore & Firstar Oncore Xtra	1,270,210	$5.907893	$7,504,265	1.40%	2.58%	0.13%
Oncore & Firstar Oncore Lite	307,216	$5.907893	$1,815,001	1.40%	2.58%	0.13%

	3,306,871		$19,586,314

2004
Top Tradition	62,889	$5.839672	$367,251	1.10%	3.06%	0.00%
Top Plus	21,338	$5.893969	$125,767	0.90%	3.27%	0.00%
Top Explorer	125,636	$5.785921	$726,918	1.30%	2.86%	0.00%
Oncore & Firstar Oncore Flex	68,683	$5.732766	$393,741	1.50%	2.66%	0.00%
Oncore & Firstar Oncore Value	286,066	$5.893969	$1,686,064	0.90%	3.27%	0.00%
Oncore & Firstar Oncore Premier	1,454,352	$5.759254	$8,375,991	1.40%	2.76%	0.00%
Oncore & Firstar Oncore Xtra	1,484,119	$5.759254	$8,547,417	1.40%	2.76%	0.00%
Oncore & Firstar Oncore Lite	143,353	$5.759254	$825,604	1.40%	2.76%	0.00%

	3,646,436		$21,048,753

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount
2008
Top Tradition	63,112	$4.091642	$258,232	1.10%	–45.41%	1.01%
Top Plus	8,407	$4.162571	$34,995	0.90%	–45.30%	0.91%
Top Explorer	95,523	$4.022007	$384,194	1.30%	–45.52%	1.00%
Oncore Flex	30,329	$3.953693	$119,912	1.50%	–45.63%	0.94%
Oncore Value	436,688	$4.162571	$1,817,745	0.90%	–45.30%	1.23%
Oncore Premier	610,097	$3.987666	$2,432,857	1.40%	–45.57%	1.00%
Oncore Xtra	658,179	$3.987666	$2,624,599	1.40%	–45.57%	1.00%
Oncore Lite	489,372	$3.987666	$1,951,454	1.40%	–45.57%	1.00%
Oncore Ultra	32,551	$3.987666	$129,804	1.40%	–45.57%	1.00%

	2,424,258		$9,753,792

2007
Top Tradition	66,977	$7.495319	$502,016	1.10%	8.17%	0.56%
Top Plus	14,703	$7.610074	$111,892	0.90%	8.38%	0.54%
Top Explorer	105,835	$7.382430	$781,321	1.30%	7.95%	0.56%
Oncore Flex	38,073	$7.271464	$276,845	1.50%	7.74%	0.49%
Oncore & Firstar Oncore Value	240,523	$7.610074	$1,830,400	0.90%	8.38%	0.57%
Oncore & Firstar Oncore Premier	677,668	$7.326674	$4,965,046	1.40%	7.85%	0.57%
Oncore & Firstar Oncore Xtra	833,275	$7.326674	$6,105,137	1.40%	7.85%	0.57%
Oncore & Firstar Oncore Lite	389,540	$7.326674	$2,854,031	1.40%	7.85%	0.57%
Oncore Ultra	24,746	$7.326674	$181,307	1.40%	7.85%	0.57%
Oncore Wrap	767	$11.494099	$8,819	0.65%	8.65%	0.91%

	2,392,107		$17,616,814

2006
Top Tradition	73,429	$6.929407	$508,823	1.10%	16.66%	1.63%
Top Plus	15,588	$7.021490	$109,449	0.90%	16.89%	1.53%
Top Explorer	104,349	$6.838605	$713,601	1.30%	16.43%	1.61%
Oncore Flex	24,745	$6.749191	$167,006	1.50%	16.20%	1.57%
Oncore & Firstar Oncore Value	210,709	$7.021490	$1,479,488	0.90%	16.89%	1.66%
Oncore & Firstar Oncore Premier	776,540	$6.793699	$5,275,583	1.40%	16.31%	1.63%
Oncore & Firstar Oncore Xtra	894,939	$6.793699	$6,079,944	1.40%	16.31%	1.63%
Oncore & Firstar Oncore Lite	214,490	$6.793699	$1,457,184	1.40%	16.31%	1.63%
Oncore Ultra	24,417	$6.793699	$165,884	1.40%	18.53%	1.63%	8/7/06

	2,339,206		$15,956,962

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount (continued)
2005
Top Tradition	79,457	$5.940015	$471,973	1.10%	4.42%	1.22%
Top Plus	22,398	$6.007072	$134,549	0.90%	4.63%	1.23%
Top Explorer	142,411	$5.873732	$836,486	1.30%	4.22%	1.18%
Oncore Flex	28,961	$5.808349	$168,213	1.50%	4.01%	1.15%
Oncore & Firstar Oncore Value	258,878	$6.007072	$1,555,100	0.90%	4.63%	1.27%
Oncore & Firstar Oncore Premier	943,741	$5.840921	$5,512,314	1.40%	4.11%	1.20%
Oncore & Firstar Oncore Xtra	1,055,526	$5.840921	$6,165,245	1.40%	4.11%	1.20%
Oncore & Firstar Oncore Lite	182,235	$5.840921	$1,064,424	1.40%	4.11%	1.20%

	2,713,607		$15,908,304

2004
Top Tradition	80,195	$5.688478	$456,190	1.10%	3.39%	0.94%
Top Plus	23,884	$5.741345	$137,129	0.90%	3.59%	0.91%
Top Explorer	169,944	$5.636093	$957,823	1.30%	3.18%	0.90%
Oncore & Firstar Oncore Flex	41,746	$5.584344	$233,126	1.50%	2.98%	0.80%
Oncore & Firstar Oncore Value	265,504	$5.741345	$1,524,350	0.90%	3.59%	0.87%
Oncore & Firstar Oncore Premier	1,144,260	$5.610137	$6,419,444	1.40%	3.08%	0.87%
Oncore & Firstar Oncore Xtra	1,225,751	$5.610137	$6,876,632	1.40%	3.08%	0.87%
Oncore & Firstar Oncore Lite	173,925	$5.610137	$975,745	1.40%	3.08%	0.87%

	3,125,209		$17,580,439

Balanced Subaccount
2008
Top Tradition	84,251	$10.731157	$904,106	1.10%	–16.98%	2.40%
Top Plus	32,838	$10.917092	$358,498	0.90%	–16.81%	2.27%
Top Explorer	110,740	$10.548734	$1,168,162	1.30%	–17.14%	2.31%
Oncore Flex	52,543	$10.369682	$544,858	1.50%	–17.30%	2.08%
Oncore Value	673,390	$10.917092	$7,351,462	0.90%	–16.81%	2.71%
Oncore Premier	1,307,743	$10.458701	$13,677,293	1.40%	–17.22%	2.42%
Oncore Xtra	1,555,858	$10.458701	$16,272,251	1.40%	–17.22%	2.42%
Oncore Lite	1,279,696	$10.458701	$13,383,963	1.40%	–17.22%	2.42%
Oncore Ultra	52,287	$10.458701	$546,851	1.40%	–17.22%	2.42%

	5,149,346		$54,207,444

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount (continued)
2007
Top Tradition	89,362	$12.925414	$1,155,038	1.10%	9.08%	2.31%
Top Plus	44,976	$13.123249	$590,232	0.90%	9.30%	2.23%
Top Explorer	141,512	$12.730901	$1,801,581	1.30%	8.86%	2.27%
Oncore & Firstar Oncore Flex	71,660	$12.539631	$898,595	1.50%	8.65%	2.09%
Oncore & Firstar Oncore Value	427,992	$13.123249	$5,616,648	0.90%	9.30%	2.46%
Oncore & Firstar Oncore Premier	1,624,888	$12.634772	$20,530,076	1.40%	8.76%	2.26%
Oncore & Firstar Oncore Xtra	1,754,774	$12.634772	$22,171,165	1.40%	8.76%	2.26%
Oncore & Firstar Oncore Lite	958,548	$12.634772	$12,111,041	1.40%	8.76%	2.26%
Oncore Ultra	26,769	$12.634772	$338,222	1.40%	8.76%	2.26%

	5,140,481		$65,212,598

2006
Top Tradition	86,356	$11.849393	$1,023,272	1.10%	9.22%	1.94%
Top Plus	49,641	$12.006817	$596,028	0.90%	9.43%	1.88%
Top Explorer	145,130	$11.694270	$1,697,190	1.30%	9.00%	1.86%
Oncore & Firstar Oncore Flex	94,470	$11.541444	$1,090,315	1.50%	8.79%	1.91%
Oncore & Firstar Oncore Value	340,165	$12.006817	$4,084,299	0.90%	9.43%	1.91%
Oncore & Firstar Oncore Premier	1,948,408	$11.617502	$22,635,637	1.40%	8.89%	1.92%
Oncore & Firstar Oncore Xtra	1,802,951	$11.617502	$20,945,787	1.40%	8.89%	1.92%
Oncore & Firstar Oncore Lite	792,312	$11.617502	$9,204,682	1.40%	8.89%	1.92%
Oncore Ultra	7,281	$11.617502	$84,584	1.40%	8.22%	1.92%	8/7/06

	5,266,714		$61,361,794

2005
Top Tradition	86,840	$10.849455	$942,170	1.10%	6.49%	2.11%
Top Plus	55,547	$10.971891	$609,456	0.90%	6.70%	2.04%
Top Explorer	179,272	$10.728530	$1,923,330	1.30%	6.28%	2.06%
Oncore & Firstar Oncore Flex	103,359	$10.609175	$1,096,549	1.50%	6.07%	2.04%
Oncore & Firstar Oncore Value	360,722	$10.971891	$3,957,800	0.90%	6.70%	2.11%
Oncore & Firstar Oncore Premier	2,290,071	$10.668607	$24,431,864	1.40%	6.18%	2.06%
Oncore & Firstar Oncore Xtra	1,926,248	$10.668607	$20,550,388	1.40%	6.18%	2.06%
Oncore & Firstar Oncore Lite	734,655	$10.668607	$7,837,742	1.40%	6.18%	2.06%

	5,736,714		$61,349,299

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount (continued)
2004
Top Tradition	85,175	$10.188011	$867,762	1.10%	7.11%	2.23%
Top Plus	62,865	$10.282656	$646,417	0.90%	7.32%	2.32%
Top Explorer	185,996	$10.094323	$1,877,508	1.30%	6.90%	2.22%
Oncore & Firstar Oncore Flex	120,930	$10.001677	$1,209,502	1.50%	6.69%	2.09%
Oncore & Firstar Oncore Value	351,147	$10.282656	$3,610,726	0.90%	7.32%	2.23%
Oncore & Firstar Oncore Premier	2,583,237	$10.047828	$25,955,914	1.40%	6.79%	2.13%
Oncore & Firstar Oncore Xtra	2,093,026	$10.047828	$21,030,365	1.40%	6.79%	2.13%
Oncore & Firstar Oncore Lite	731,854	$10.047828	$7,353,547	1.40%	6.79%	2.13%

	6,214,230		$62,551,741

International Growth Subaccount
2008
Top I	513	$9.493294	$4,872	1.10%	–52.75%	1.59%
Top Tradition	55,591	$18.069945	$1,004,522	1.10%	–52.75%	1.12%
Top Plus	12,481	$18.274134	$228,072	0.90%	–52.66%	1.16%
Top Spectrum	461	$9.404633	$4,337	1.40%	–52.89%	1.14%
Top Explorer	39,634	$17.868513	$708,208	1.30%	–52.85%	1.12%
Oncore Flex	511,802	$7.504542	$3,840,840	1.50%	–52.94%	1.20%
Oncore Value	3,473,456	$7.900904	$27,443,443	0.90%	–52.66%	1.11%
Oncore Premier	3,109,631	$7.569012	$23,536,830	1.40%	–52.89%	1.12%
Oncore Xtra	3,525,030	$7.569012	$26,680,993	1.40%	–52.89%	1.12%
Oncore Lite	10,244,544	$7.569012	$77,541,077	1.40%	–52.89%	1.12%
Oncore Ultra	520,537	$7.569012	$3,939,950	1.40%	–52.89%	1.12%
Oncore Wrap	30,014	$6.570717	$197,217	0.65%	–52.54%	0.94%

	21,523,694		$165,130,361

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount (continued)
2007
Top I	11,812	$20.092188	$237,328	1.10%	26.62%	0.44%
Top Tradition	58,552	$38.244328	$2,239,283	1.10%	26.62%	0.45%
Top Plus	15,272	$38.599410	$589,487	0.90%	26.87%	0.45%
Investar Vision & Top Spectrum	616	$19.964015	$12,304	1.40%	26.24%	0.37%
Top Explorer	41,560	$37.893296	$1,574,863	1.30%	26.37%	0.47%
Oncore & Firstar Oncore Flex	285,419	$15.946344	$4,551,392	1.50%	26.12%	0.57%
Oncore & Firstar Oncore Value	2,696,152	$16.688619	$44,995,055	0.90%	26.87%	0.51%
Oncore & Firstar Oncore Premier	2,738,743	$16.067383	$44,004,429	1.40%	26.24%	0.50%
Oncore & Firstar Oncore Xtra	3,284,190	$16.067383	$52,768,337	1.40%	26.24%	0.50%
Oncore & Firstar Oncore Lite	7,942,909	$16.067383	$127,621,765	1.40%	26.24%	0.50%
Oncore Ultra	461,958	$16.067383	$7,422,455	1.40%	26.24%	0.50%
Oncore Wrap	8,395	$13.844343	$116,219	0.65%	27.19%	0.58%

	17,545,578		$286,132,917

2006
Top I	10,899	$15.868292	$172,955	1.10%	45.04%	1.57%
Top Tradition	43,537	$30.204391	$1,314,999	1.10%	45.04%	2.03%
Top Plus	14,907	$30.424189	$453,521	0.90%	45.33%	1.87%
Investar Vision & Top Spectrum	1,573	$15.814085	$24,881	1.40%	44.61%	2.05%
Top Explorer	24,513	$29.986607	$735,058	1.30%	44.75%	2.05%
Oncore & Firstar Oncore Flex	51,058	$12.644092	$645,582	1.50%	44.47%	2.02%
Oncore & Firstar Oncore Value	1,236,468	$13.154029	$16,264,538	0.90%	45.33%	2.07%
Oncore & Firstar Oncore Premier	1,643,327	$12.727444	$20,915,346	1.40%	44.61%	2.06%
Oncore & Firstar Oncore Xtra	2,097,322	$12.727444	$26,693,547	1.40%	44.61%	2.06%
Oncore & Firstar Oncore Lite	3,267,231	$12.727444	$41,583,504	1.40%	44.61%	2.06%
Oncore Ultra	162,982	$12.727444	$2,074,342	1.40%	26.22%	2.06%	8/7/06

	8,553,817		$110,878,273

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount (continued)
2005
Top I	730	$10.940746	$7,982	1.10%	9.41%	5.29%	11/2/05
Top Tradition	21,603	$20.825080	$449,892	1.10%	30.51%	1.18%
Top Plus	9,531	$20.935255	$199,528	0.90%	30.77%	1.18%
Top Spectrum	1,092	$10.935612	$11,946	1.40%	9.36%	2.77%	11/2/05
Top Explorer	15,727	$20.715657	$325,802	1.30%	30.25%	1.32%
Oncore & Firstar Oncore Flex	33,250	$8.752122	$291,012	1.50%	30.00%	1.12%
Oncore & Firstar Oncore Value	478,472	$9.051443	$4,330,866	0.90%	30.77%	1.22%
Oncore & Firstar Oncore Premier	751,663	$8.801164	$6,615,512	1.40%	30.12%	1.16%
Oncore & Firstar Oncore Xtra	1,114,171	$8.801164	$9,806,004	1.40%	30.12%	1.16%
Oncore & Firstar Oncore Lite	658,627	$8.801164	$5,796,668	1.40%	30.12%	1.16%

	3,084,866		$27,835,212

2004
Top Tradition	4,102	$15.956850	$65,458	1.10%	17.39%	0.95%
Top Plus	1,674	$16.009646	$26,796	0.90%	17.63%	2.98%
Top Explorer	5,167	$15.904258	$82,173	1.30%	17.16%	1.24%
Oncore & Firstar Oncore Flex	32,254	$6.732589	$217,152	1.50%	16.93%	0.80%
Oncore & Firstar Oncore Value	196,732	$6.921832	$1,361,749	0.90%	17.63%	0.94%
Oncore & Firstar Oncore Premier	620,333	$6.763671	$4,195,727	1.40%	17.04%	0.86%
Oncore & Firstar Oncore Xtra	789,810	$6.763671	$5,342,017	1.40%	17.04%	0.86%
Oncore & Firstar Oncore Lite	207,603	$6.763671	$1,404,156	1.40%	17.04%	0.86%

	1,857,675		$12,695,228

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II:
Small Company Subaccount
2008
Top Tradition	6,251	$10.708240	$66,934	1.10%	–32.73%	0.19%
Top Plus	322	$10.861433	$3,500	0.90%	–32.59%	0.19%
Top Explorer	5,407	$10.557541	$57,088	1.30%	–32.86%	0.20%
Oncore Flex	29,174	$8.733704	$254,793	1.50%	–33.00%	0.16%
Oncore Value	206,409	$9.304827	$1,920,601	0.90%	–32.59%	0.19%
Oncore Premier	275,209	$8.826097	$2,429,025	1.40%	–32.93%	0.19%
Oncore Xtra	308,074	$8.826097	$2,719,092	1.40%	–32.93%	0.19%
Oncore Lite	464,564	$8.826097	$4,100,283	1.40%	–32.93%	0.19%
Oncore Ultra	102	$8.826097	$897	1.40%	–32.93%	0.19%

	1,295,512		$11,552,213

2007
Top Tradition	6,853	$15.918076	$109,082	1.10%	–6.70%	0.01%
Top Plus	358	$16.113660	$5,761	0.90%	–6.52%	0.01%
Investar Vision	33	$10.763953	$360	1.40%	–6.98%	0.01%
Top Explorer	7,575	$15.725263	$119,122	1.30%	–6.89%	0.01%
Oncore & Firstar Oncore Flex	12,544	$13.034509	$163,507	1.50%	–7.07%	0.01%
Oncore & Firstar Oncore Value	236,276	$13.804330	$3,261,634	0.90%	–6.52%	0.01%
Oncore & Firstar Oncore Premier	338,789	$13.159363	$4,458,260	1.40%	–6.98%	0.01%
Oncore & Firstar Oncore Xtra	363,057	$13.159363	$4,777,596	1.40%	–6.98%	0.01%
Oncore & Firstar Oncore Lite	542,883	$13.159363	$7,143,992	1.40%	–6.98%	0.01%
Oncore Ultra	100	$13.159363	$1,311	1.40%	–6.98%	0.01%

	1,508,468		$20,040,625

2006
Top Tradition	9,414	$17.061467	$160,622	1.10%	13.76%	0.00%
Top Plus	358	$17.236701	$6,163	0.90%	13.98%	0.00%
Investar Vision	33	$11.571579	$387	1.40%	13.42%	0.00%
Top Explorer	7,941	$16.888335	$134,103	1.30%	13.53%	0.00%
Oncore & Firstar Oncore Flex	12,602	$14.026402	$176,754	1.50%	13.31%	0.00%
Oncore & Firstar Oncore Value	277,280	$14.766425	$4,094,429	0.90%	13.98%	0.00%
Oncore & Firstar Oncore Premier	401,922	$14.146719	$5,685,889	1.40%	13.42%	0.00%
Oncore & Firstar Oncore Xtra	408,916	$14.146719	$5,784,818	1.40%	13.42%	0.00%
Oncore & Firstar Oncore Lite	505,709	$14.146719	$7,154,120	1.40%	13.42%	0.00%

	1,624,175		$23,197,285

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Small Company Subaccount (continued)
2005
Top Tradition	11,271	$14.998025	$169,049	1.10%	2.29%	0.00%
Top Plus	358	$15.122149	$5,407	0.90%	2.50%	0.00%
Top Explorer	7,189	$14.875109	$106,939	1.30%	2.09%	0.00%
Oncore & Firstar Oncore Flex	10,774	$12.378673	$133,371	1.50%	1.89%	0.00%
Oncore & Firstar Oncore Value	268,177	$12.954923	$3,474,210	0.90%	2.50%	0.00%
Oncore & Firstar Oncore Premier	472,685	$12.472601	$5,895,609	1.40%	1.99%	0.00%
Oncore & Firstar Oncore Xtra	388,876	$12.472601	$4,850,301	1.40%	1.99%	0.00%
Oncore & Firstar Oncore Lite	410,658	$12.472601	$5,121,968	1.40%	1.99%	0.00%

	1,569,988		$19,756,854

2004
Top Tradition	14,340	$14.661716	$210,245	1.10%	25.78%	0.00%
Top Plus	7	$14.753893	$101	0.90%	26.03%	0.00%
Top Explorer	9,420	$14.570212	$137,250	1.30%	25.53%	0.00%
Oncore & Firstar Oncore Flex	14,233	$12.148814	$172,911	1.50%	25.29%	0.00%
Oncore & Firstar Oncore Value	244,935	$12.639448	$3,095,843	0.90%	26.03%	0.00%
Oncore & Firstar Oncore Premier	475,235	$12.228991	$5,811,659	1.40%	25.41%	0.00%
Oncore & Firstar Oncore Xtra	418,229	$12.228991	$5,114,514	1.40%	25.41%	0.00%
Oncore & Firstar Oncore Lite	324,871	$12.228991	$3,972,841	1.40%	25.41%	0.00%

	1,501,270		$18,515,364

Mid Cap Value Subaccount
2008
Top Tradition	33,769	$14.024564	$473,590	1.10%	–33.94%	1.11%
Top Plus	10,534	$14.225140	$149,850	0.90%	–33.81%	1.04%
Investar Vision	2,129	$7.942122	$16,908	1.40%	–34.13%	0.99%
Top Explorer	33,576	$13.827257	$464,259	1.30%	–34.07%	1.04%
Oncore Flex	63,058	$13.632945	$859,667	1.50%	–34.20%	1.07%
Oncore Value	1,310,611	$14.225140	$18,643,620	0.90%	–33.81%	1.10%
Oncore Premier	1,411,581	$13.729628	$19,380,496	1.40%	–34.13%	1.11%
Oncore Xtra	1,090,860	$13.729628	$14,977,104	1.40%	–34.13%	1.11%
Oncore Lite	3,972,576	$13.729628	$54,541,985	1.40%	–34.13%	1.11%
Oncore Ultra	13,576	$13.729628	$186,396	1.40%	–34.13%	1.11%

	7,942,270		$109,693,875

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2007
Top I	519	$12.135480	$6,301	1.10%	1.33%	1.23%
Top Tradition	50,781	$21.229255	$1,078,045	1.10%	1.33%	0.90%
Top Plus	18,195	$21.490012	$391,007	0.90%	1.53%	0.93%
Investar Vision	2,201	$12.058008	$26,536	1.40%	1.03%	0.86%
Top Explorer	53,770	$20.972190	$1,127,669	1.30%	1.13%	0.92%
Oncore & Firstar Oncore Flex	48,277	$20.718539	$1,000,233	1.50%	0.93%	0.72%
Oncore & Firstar Oncore Value	1,267,739	$21.490012	$27,243,730	0.90%	1.53%	0.90%
Oncore & Firstar Oncore Premier	1,546,924	$20.844801	$32,245,317	1.40%	1.03%	0.85%
Oncore & Firstar Oncore Xtra	1,254,515	$20.844801	$26,150,115	1.40%	1.03%	0.85%
Oncore & Firstar Oncore Lite	4,149,622	$20.844801	$86,498,043	1.40%	1.03%	0.85%
Oncore Ultra	19,421	$20.844801	$404,828	1.40%	1.03%	0.85%

	8,411,964		$176,171,824

2006
Top Tradition	53,757	$20.950091	$1,126,210	1.10%	15.57%	0.59%
Top Plus	17,798	$21.165211	$376,700	0.90%	15.80%	0.66%
Investar Vision	2,049	$11.934948	$24,458	1.40%	15.23%	0.48%
Top Explorer	50,948	$20.737536	$1,056,542	1.30%	15.34%	0.62%
Oncore & Firstar Oncore Flex	20,421	$20.527414	$419,191	1.50%	15.12%	0.61%
Oncore & Firstar Oncore Value	1,145,779	$21.165211	$24,250,647	0.90%	15.80%	0.56%
Oncore & Firstar Oncore Premier	1,496,978	$20.632066	$30,885,755	1.40%	15.23%	0.56%
Oncore & Firstar Oncore Xtra	1,297,496	$20.632066	$26,770,014	1.40%	15.23%	0.56%
Oncore & Firstar Oncore Lite	2,977,195	$20.632066	$61,425,678	1.40%	15.23%	0.56%
Oncore Ultra	10,920	$20.632066	$225,303	1.40%	9.40%	0.56%	8/7/06

	7,073,341		$146,560,498

2005
Top Tradition	68,469	$18.127282	$1,241,150	1.10%	8.03%	0.19%
Top Plus	24,543	$18.277281	$448,582	0.90%	8.24%	0.18%
Investar Vision	1,488	$10.357397	$15,412	1.40%	3.57%	0.00%	11/02/05
Top Explorer	54,480	$17.978735	$979,475	1.30%	7.81%	0.17%
Oncore & Firstar Oncore Flex	22,931	$17.831615	$408,905	1.50%	7.60%	0.19%
Oncore & Firstar Oncore Value	822,286	$18.277281	$15,029,151	0.90%	8.24%	0.15%
Oncore & Firstar Oncore Premier	1,185,325	$17.904933	$21,223,165	1.40%	7.71%	0.15%
Oncore & Firstar Oncore Xtra	1,063,060	$17.904933	$19,034,019	1.40%	7.71%	0.15%
Oncore & Firstar Oncore Lite	1,903,328	$17.904933	$34,078,970	1.40%	7.71%	0.15%

	5,145,910		$92,458,829

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2004
Top Tradition	42,936	$16.780309	$720,484	1.10%	19.74%	0.26%
Top Plus	19,008	$16.885789	$320,973	0.90%	19.98%	0.24%
Top Explorer	37,732	$16.675598	$629,202	1.30%	19.50%	0.23%
Oncore & Firstar Oncore Flex	17,986	$16.571704	$298,066	1.50%	19.27%	0.27%
Oncore & Firstar Oncore Value	254,317	$16.885789	$4,294,342	0.90%	19.98%	0.26%
Oncore & Firstar Oncore Premier	571,517	$16.623513	$9,500,602	1.40%	19.38%	0.25%
Oncore & Firstar Oncore Xtra	652,219	$16.623513	$10,842,172	1.40%	19.38%	0.25%
Oncore & Firstar Oncore Lite	516,511	$16.623513	$8,586,223	1.40%	19.38%	0.25%

	2,112,226		$35,192,064

AllianceBernstein Variable Series Product Fund, Inc. — Class B:
Global Bond Subaccount
2007
Oncore Value	6,610	$13.641675	$90,167	0.90%	9.16%	2.97%
Oncore Premier	5,675	$13.079810	$74,227	1.40%	8.62%	2.84%
Oncore & Firstar Oncore Xtra	8,002	$13.079810	$104,666	1.40%	8.62%	2.84%

	20,287		$269,060

2006
Oncore Value	6,661	$12.497051	$83,239	0.90%	3.71%	1.46%
Oncore & Firstar Oncore Premier	6,939	$12.042043	$83,560	1.40%	3.20%	1.32%
Oncore & Firstar Oncore Xtra	14,105	$12.042043	$169,854	1.40%	3.20%	1.32%

	27,705		$336,653

2005
Oncore Flex	109	$11.593853	$1,259	1.50%	–9.22%	9.31%
Oncore Value	8,959	$12.049779	$107,951	0.90%	–8.69%	8.88%
Oncore & Firstar Oncore Premier	7,251	$11.668441	$84,612	1.40%	–9.13%	9.00%
Oncore Xtra	14,360	$11.668441	$167,558	1.40%	–9.13%	9.00%

	30,679		$361,380

2004
Oncore Flex	329	$12.771964	$4,207	1.50%	7.71%	4.78%
Oncore Value	8,961	$13.195901	$118,245	0.90%	8.36%	5.52%
Oncore & Firstar Oncore Premier	9,172	$12.841488	$117,787	1.40%	7.82%	5.68%
Oncore Xtra	12,022	$12.841488	$154,379	1.40%	7.82%	5.68%

	30,484		$394,618

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

AllianceBernstein Variable Series Product Fund, Inc. — Class B: (continued)
Growth & Income Subaccount
2008
Oncore Premier	22,232	$7.676043	$170,655	1.40%	–41.52%	2.08%
Oncore Xtra	1,823	$7.676043	$13,994	1.40%	–41.52%	2.08%

	24,055		$184,649

2007
Oncore Flex	956	$13.015680	$12,443	1.50%	3.30%	1.19%
Oncore Value	2,528	$13.689129	$34,601	0.90%	3.92%	1.08%
Oncore & Firstar Oncore Premier	34,167	$13.125243	$448,464	1.40%	3.40%	1.19%
Oncore & Firstar Oncore Xtra	21,958	$13.125243	$288,199	1.40%	3.40%	1.19%
Oncore Lite	653	$13.125243	$8,573	1.40%	3.40%	1.19%

	60,262		$792,280

2006
Oncore Flex	1,824	$12.599638	$22,983	1.50%	15.26%	1.25%
Oncore Value	3,689	$13.172788	$48,591	0.90%	15.94%	1.07%
Oncore & Firstar Oncore Premier	50,025	$12.693113	$634,970	1.40%	15.37%	1.17%
Oncore & Firstar Oncore Xtra	47,650	$12.693113	$604,823	1.40%	15.37%	1.17%
Oncore Lite	3,163	$12.693113	$40,154	1.40%	15.37%	1.17%

	106,351		$1,351,521

2005
Oncore & Firstar Oncore Flex	5,297	$10.931504	$57,903	1.50%	3.05%	1.26%
Oncore Value	5,785	$11.361422	$65,725	0.90%	3.67%	1.28%
Oncore & Firstar Oncore Premier	69,499	$11.001805	$764,614	1.40%	3.16%	1.31%
Oncore & Firstar Oncore Xtra	44,739	$11.001805	$492,212	1.40%	3.16%	1.31%
Oncore Lite	4,733	$11.001805	$52,075	1.40%	3.16%	1.31%

	130,053		$1,432,529

2004
Oncore & Firstar Oncore Flex	7,338	$10.607514	$77,837	1.50%	9.57%	0.72%
Oncore & Firstar Oncore Value	6,254	$10.959703	$68,545	0.90%	10.23%	0.85%
Oncore & Firstar Oncore Premier	92,775	$10.665247	$989,464	1.40%	9.68%	0.74%
Oncore & Firstar Oncore Xtra	48,168	$10.665247	$513,725	1.40%	9.68%	0.74%
Oncore Lite	4,881	$10.665247	$52,054	1.40%	9.68%	0.74%

	159,416		$1,701,625

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

AllianceBernstein Variable Series Product Fund, Inc. — Class B: (continued)
Small Cap Growth Subaccount
2008
Oncore Premier	1,581	$8.651477	$13,673	1.40%	–46.38%	0.00%
Oncore Xtra	89	$8.651477	$771	1.40%	–46.38%	0.00%

	1,670		$14,444

2007
Oncore & Firstar Oncore Premier	6,077	$16.134106	$98,060	1.40%	12.12%	0.00%
Oncore Xtra	1,339	$16.134106	$21,597	1.40%	12.12%	0.00%

	7,416		$119,657

2006
Oncore & Firstar Oncore Value	1,144	$14.934115	$17,086	0.90%	9.52%	0.00%
Oncore & Firstar Oncore Premier	8,282	$14.390162	$119,175	1.40%	8.98%	0.00%
Oncore Xtra	1,348	$14.390162	$19,394	1.40%	8.98%	0.00%

	10,774		$155,655

2005
Oncore & Firstar Oncore Value	1,693	$13.635838	$23,091	0.90%	3.92%	0.00%
Oncore & Firstar Oncore Premier	13,925	$13.204143	$183,871	1.40%	3.41%	0.00%
Oncore Xtra	1,365	$13.204143	$18,010	1.40%	3.41%	0.00%

	16,983		$224,972

2004
Oncore & Firstar Oncore Value	1,668	$13.120908	$21,888	0.90%	13.36%	0.00%
Oncore & Firstar Oncore Premier	16,273	$12.768290	$207,768	1.40%	12.80%	0.00%
Oncore Xtra	1,735	$12.768290	$22,156	1.40%	12.80%	0.00%

	19,676		$251,812

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2008
Top Tradition	3,064	$7.586099	$23,246	1.10%	–40.18%	0.00%
Top Plus	360	$7.694636	$2,773	0.90%	–40.06%	0.00%
Top Spectrum	246	$9.344784	$2,296	1.40%	–40.36%	0.00%
Top Explorer	2,803	$7.479307	$20,963	1.30%	–40.30%	0.00%
Oncore Flex	26,278	$7.374183	$193,782	1.50%	–40.42%	0.00%
Oncore Value	94,361	$7.694636	$726,070	0.90%	–40.06%	0.00%
Oncore Premier	124,494	$7.426480	$924,557	1.40%	–40.36%	0.00%
Oncore Xtra	73,320	$7.426480	$544,509	1.40%	–40.36%	0.00%
Oncore Lite	69,468	$7.426480	$515,899	1.40%	–40.36%	0.00%
Oncore Ultra	11,370	$7.426480	$84,438	1.40%	–40.36%	0.00%

	405,764		$3,038,533

2007
Top Tradition	3,463	$12.681684	$43,916	1.10%	1.13%	0.00%
Top Plus	290	$12.837514	$3,717	0.90%	1.33%	0.00%
Top Spectrum	268	$15.668310	$4,195	1.40%	0.83%	0.00%
Top Explorer	3,085	$12.528022	$38,647	1.30%	0.93%	0.00%
Oncore Flex	26,150	$12.376474	$323,641	1.50%	0.73%	0.00%
Oncore & Firstar Oncore Value	48,398	$12.837514	$621,310	0.90%	1.33%	0.00%
Oncore & Firstar Oncore Premier	89,487	$12.451903	$1,114,300	1.40%	0.83%	0.00%
Oncore & Firstar Oncore Xtra	57,056	$12.451903	$710,450	1.40%	0.83%	0.00%
Oncore & Firstar Oncore Lite	104,674	$12.451903	$1,303,388	1.40%	0.83%	0.00%
Oncore Ultra	5,400	$12.451903	$67,246	1.40%	0.83%	0.00%

	338,271		$4,230,810

2006
Top Tradition	2,506	$12.539731	$31,428	1.10%	11.70%	0.00%
Top Plus	241	$12.668542	$3,047	0.90%	11.93%	0.00%
Investar Vision & Top Spectrum	6,065	$15.539169	$94,251	1.40%	11.37%	0.00%
Top Explorer	2,263	$12.412427	$28,088	1.30%	11.48%	0.00%
Oncore Flex	967	$12.286635	$11,878	1.50%	11.27%	0.00%
Oncore & Firstar Oncore Value	50,574	$12.668542	$640,702	0.90%	11.93%	0.00%
Oncore & Firstar Oncore Premier	76,140	$12.349275	$940,286	1.40%	11.37%	0.00%
Oncore & Firstar Oncore Xtra	47,922	$12.349275	$591,797	1.40%	11.37%	0.00%
Oncore & Firstar Oncore Lite	54,284	$12.349275	$670,367	1.40%	11.37%	0.00%
Oncore Ultra	1,597	$12.349275	$19,719	1.40%	17.39%	0.00%	8/7/06

	242,559		$3,031,563

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
New Discovery Subaccount (continued)
2005
Top Tradition	2,664	$11.225808	$29,907	1.10%	3.89%	0.00%
Top Plus	571	$11.318722	$6,457	0.90%	4.10%	0.00%
Investar Vision & Top Spectrum	6,065	$13.952143	$84,625	1.40%	3.58%	0.00%
Top Explorer	10,246	$11.133753	$114,072	1.30%	3.69%	0.00%
Oncore & Firstar Oncore Value	49,231	$11.318722	$557,234	0.90%	4.10%	0.00%
Oncore & Firstar Oncore Premier	77,781	$11.088033	$862,434	1.40%	3.58%	0.00%
Oncore & Firstar Oncore Xtra	58,523	$11.088033	$648,905	1.40%	3.58%	0.00%
Oncore & Firstar Oncore Lite	39,581	$11.088033	$438,878	1.40%	3.58%	0.00%

	244,662		$2,742,512

2004
Top Tradition	4,849	$10.805330	$52,395	1.10%	5.05%	0.00%
Top Plus	571	$10.873273	$6,203	0.90%	5.26%	0.00%
Investar Vision & Top Spectrum	6,065	$13.469273	$81,696	1.40%	4.74%	0.00%
Top Explorer	10,550	$10.737853	$113,280	1.30%	4.84%	0.00%
Oncore & Firstar Oncore Flex	1,454	$10.670943	$15,519	1.50%	4.64%	0.00%
Oncore & Firstar Oncore Value	19,767	$10.873273	$214,928	0.90%	5.26%	0.00%
Oncore & Firstar Oncore Premier	83,654	$10.704295	$895,461	1.40%	4.74%	0.00%
Oncore & Firstar Oncore Xtra	54,972	$10.704295	$588,439	1.40%	4.74%	0.00%
Oncore & Firstar Oncore Lite	41,765	$10.704295	$447,063	1.40%	4.74%	0.00%

	223,647		$2,414,984

Investors Growth Stock Subaccount
2008
Top Tradition	3,780	$7.499617	$28,349	1.10%	–37.67%	0.29%
Top Plus	2,207	$7.606911	$16,789	0.90%	–37.54%	0.31%
Top Explorer	1,248	$7.394042	$9,225	1.30%	–37.79%	0.31%
Oncore Flex	231	$7.290106	$1,681	1.50%	–37.92%	0.07%
Oncore Value	128,984	$7.606911	$981,173	0.90%	–37.54%	0.23%
Oncore Premier	101,584	$7.341830	$745,810	1.40%	–37.85%	0.29%
Oncore Xtra	194,244	$7.341830	$1,426,107	1.40%	–37.85%	0.29%
Oncore Lite	117,311	$7.341830	$861,275	1.40%	–37.85%	0.29%
Oncore Ultra	4,806	$7.341830	$35,288	1.40%	–37.85%	0.29%

	554,395		$4,105,697

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount (continued)
2007
Top Tradition	4,086	$12.031833	$49,166	1.10%	9.81%	0.09%
Top Plus	4,127	$12.179685	$50,263	0.90%	10.03%	0.11%
Top Explorer	1,481	$11.886051	$17,602	1.30%	9.59%	0.08%
Oncore Flex	2,328	$11.742244	$27,341	1.50%	9.38%	0.08%
Oncore Value	65,982	$12.179685	$803,646	0.90%	10.03%	0.08%
Oncore & Firstar Oncore Premier	104,535	$11.813853	$1,234,952	1.40%	9.48%	0.09%
Oncore & Firstar Oncore Xtra	196,951	$11.813853	$2,326,749	1.40%	9.48%	0.09%
Oncore & Firstar Oncore Lite	87,802	$11.813853	$1,037,275	1.40%	9.48%	0.09%
Oncore Ultra	2,162	$11.813853	$25,540	1.40%	9.48%	0.09%

	469,454		$5,572,534

2006
Top Tradition	2,060	$10.956952	$22,576	1.10%	6.14%	0.00%
Top Plus	3,866	$11.069521	$42,790	0.90%	6.35%	0.00%
Top Explorer	1,563	$10.845711	$16,957	1.30%	5.93%	0.00%
Oncore Flex	2,331	$10.735763	$25,026	1.50%	5.72%	0.00%
Oncore Value	52,228	$11.069521	$578,140	0.90%	6.35%	0.00%
Oncore & Firstar Oncore Premier	126,187	$10.790536	$1,361,614	1.40%	5.83%	0.00%
Oncore & Firstar Oncore Xtra	184,333	$10.790536	$1,989,054	1.40%	5.83%	0.00%
Oncore & Firstar Oncore Lite	72,462	$10.790536	$781,903	1.40%	5.83%	0.00%
Oncore Ultra	771	$10.790536	$8,324	1.40%	11.30%	0.00%	8/7/06

	445,801		$4,826,384

2005
Top Tradition	2,307	$10.323124	$23,818	1.10%	3.10%	0.16%
Top Plus	6,523	$10.408592	$67,898	0.90%	3.30%	0.15%
Top Explorer	2,544	$10.238472	$26,051	1.30%	2.89%	0.11%
Oncore Flex	2,334	$10.154653	$23,702	1.50%	2.69%	0.15%
Oncore & Firstar Oncore Value	49,450	$10.408592	$514,706	0.90%	3.30%	0.12%
Oncore & Firstar Oncore Premier	144,380	$10.196440	$1,472,160	1.40%	2.79%	0.14%
Oncore & Firstar Oncore Xtra	193,837	$10.196440	$1,976,449	1.40%	2.79%	0.14%
Oncore & Firstar Oncore Lite	44,799	$10.196440	$456,783	1.40%	2.79%	0.14%

	446,174		$4,561,567

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Stock Subaccount (continued)
2004
Top Tradition	4,968	$10.013159	$49,749	1.10%	7.80%	0.00%
Top Plus	6,338	$10.076135	$63,860	0.90%	8.01%	0.00%
Top Explorer	1,451	$9.950631	$14,434	1.30%	7.58%	0.00%
Oncore Flex	1,485	$9.888605	$14,686	1.50%	7.37%	0.00%
Oncore & Firstar Oncore Value	38,931	$10.076135	$392,269	0.90%	8.01%	0.00%
Oncore & Firstar Oncore Premier	160,946	$9.919542	$1,596,520	1.40%	7.48%	0.00%
Oncore & Firstar Oncore Xtra	147,730	$9.919542	$1,465,413	1.40%	7.48%	0.00%
Oncore & Firstar Oncore Lite	47,262	$9.919542	$468,813	1.40%	7.48%	0.00%

	409,111		$4,065,744

Mid Cap Growth Subaccount
2008
Top Tradition	5,657	$5.069714	$28,679	1.10%	–52.12%	0.00%
Top Plus	5,652	$5.142267	$29,066	0.90%	–52.03%	0.00%
Top Spectrum	766	$7.970349	$6,103	1.40%	–52.27%	0.00%
Top Explorer	31,648	$4.998344	$158,186	1.30%	–52.22%	0.00%
Oncore Flex	28,715	$4.928058	$141,510	1.50%	–52.31%	0.00%
Oncore Value	452,285	$5.142267	$2,325,768	0.90%	–52.03%	0.00%
Oncore Premier	544,713	$4.963011	$2,703,416	1.40%	–52.27%	0.00%
Oncore Xtra	398,190	$4.963011	$1,976,223	1.40%	–52.27%	0.00%
Oncore Lite	1,332,181	$4.963011	$6,611,631	1.40%	–52.27%	0.00%
Oncore Ultra	132,838	$4.963011	$659,276	1.40%	–52.27%	0.00%
Oncore Wrap	255	$5.496890	$1,400	0.65%	–51.91%	0.00%

	2,932,900		$14,641,258

2007
Top Tradition	5,467	$10.589068	$57,886	1.10%	8.31%	0.00%
Top Plus	6,067	$10.719214	$65,035	0.90%	8.53%	0.00%
Investar Vision & Top Spectrum	983	$16.697336	$16,416	1.40%	7.99%	0.00%
Top Explorer	29,939	$10.460762	$313,186	1.30%	8.10%	0.00%
Oncore & Firstar Oncore Flex	22,908	$10.334185	$236,740	1.50%	7.88%	0.00%
Oncore & Firstar Oncore Value	412,365	$10.719214	$4,420,232	0.90%	8.53%	0.00%
Oncore & Firstar Oncore Premier	529,101	$10.397166	$5,501,147	1.40%	7.99%	0.00%
Oncore & Firstar Oncore Xtra	396,911	$10.397166	$4,126,749	1.40%	7.99%	0.00%
Oncore & Firstar Oncore Lite	1,168,055	$10.397166	$12,144,467	1.40%	7.99%	0.00%
Oncore Ultra	112,691	$10.397166	$1,171,664	1.40%	7.99%	0.00%
Oncore Wrap	176	$11.429880	$2,007	0.65%	8.80%	0.00%

	2,684,663		$28,055,529

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount (continued)
2006
Top Tradition	7,718	$9.776518	$75,456	1.10%	1.19%	0.00%
Top Plus	7,385	$9.876987	$72,946	0.90%	1.39%	0.00%
Investar Vision & Top Spectrum	1,023	$15.462066	$15,815	1.40%	0.89%	0.00%
Top Explorer	28,329	$9.677244	$274,146	1.30%	0.99%	0.00%
Oncore & Firstar Oncore Flex	4,911	$9.579140	$47,047	1.50%	0.79%	0.00%
Oncore & Firstar Oncore Value	190,828	$9.876987	$1,884,802	0.90%	1.39%	0.00%
Oncore & Firstar Oncore Premier	357,007	$9.627990	$3,437,269	1.40%	0.89%	0.00%
Oncore & Firstar Oncore Xtra	188,960	$9.627990	$1,819,301	1.40%	0.89%	0.00%
Oncore & Firstar Oncore Lite	493,294	$9.627990	$4,749,430	1.40%	0.89%	0.00%
Oncore Ultra	39,056	$9.627990	$376,027	1.40%	9.09%	0.00%	8/7/06

	1,318,511		$12,752,239

2005
Top Tradition	8,035	$9.661860	$77,632	1.10%	1.74%	0.00%
Top Plus	7,619	$9.741876	$74,224	0.90%	1.94%	0.00%
Investar Vision & Top Spectrum	1,131	$15.325981	$17,334	1.40%	1.44%	0.00%
Top Explorer	30,195	$9.582619	$289,345	1.30%	1.54%	0.00%
Oncore Flex	2,640	$9.504178	$25,089	1.50%	1.34%	0.00%
Oncore & Firstar Oncore Value	50,988	$9.741876	$496,723	0.90%	1.94%	0.00%
Oncore & Firstar Oncore Premier	230,285	$9.543251	$2,197,664	1.40%	1.44%	0.00%
Oncore & Firstar Oncore Xtra	98,195	$9.543251	$937,103	1.40%	1.44%	0.00%
Oncore & Firstar Oncore Lite	69,956	$9.543251	$667,604	1.40%	1.44%	0.00%

	499,044		$4,782,718

2004
Top Tradition	9,905	$9.496516	$94,067	1.10%	13.13%	0.00%
Top Plus	6,140	$9.556262	$58,680	0.90%	13.36%	0.00%
Investar Vision & Top Spectrum	1,757	$15.108281	$26,538	1.40%	12.80%	0.00%
Top Explorer	15,501	$9.437194	$146,290	1.30%	12.91%	0.00%
Oncore & Firstar Oncore Flex	7,456	$9.378381	$69,921	1.50%	12.68%	0.00%
Oncore & Firstar Oncore Value	42,864	$9.556262	$409,622	0.90%	13.36%	0.00%
Oncore & Firstar Oncore Premier	237,675	$9.407690	$2,235,958	1.40%	12.80%	0.00%
Oncore & Firstar Oncore Xtra	119,645	$9.407690	$1,125,586	1.40%	12.80%	0.00%
Oncore & Firstar Oncore Lite	54,171	$9.407690	$509,628	1.40%	12.80%	0.00%

	495,114		$4,676,290

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount
2008
Top Tradition	75,410	$10.709937	$807,636	1.10%	–23.17%	2.93%
Top Plus	48,050	$10.863126	$521,972	0.90%	–23.02%	2.88%
Investar Vision & Top Spectrum	20,472	$11.153053	$228,330	1.40%	–23.40%	2.94%
Top Explorer	56,664	$10.559245	$598,327	1.30%	–23.32%	2.77%
Oncore Flex	155,265	$10.410864	$1,616,444	1.50%	–23.47%	2.79%
Oncore Value	742,596	$10.863126	$8,066,909	0.90%	–23.02%	2.79%
Oncore Premier	1,612,192	$10.484710	$16,903,378	1.40%	–23.40%	2.93%
Oncore Xtra	805,227	$10.484710	$8,442,572	1.40%	–23.40%	2.93%
Oncore Lite	1,370,785	$10.484710	$14,372,285	1.40%	–23.40%	2.93%
Oncore Ultra	52,285	$10.484710	$548,188	1.40%	–23.40%	2.93%
Oncore Wrap	1,441	$8.207309	$11,823	0.65%	–22.82%	3.41%

	4,940,387		$52,117,864

2007
Top Tradition	87,083	$13.939668	$1,213,911	1.10%	2.80%	2.38%
Top Plus	62,275	$14.110952	$878,757	0.90%	3.00%	2.57%
Investar Vision & Top Spectrum	25,460	$14.559673	$370,695	1.40%	2.49%	2.23%
Top Explorer	75,394	$13.770825	$1,038,237	1.30%	2.59%	2.37%
Oncore & Firstar Oncore Flex	133,610	$13.604245	$1,817,658	1.50%	2.39%	1.53%
Oncore & Firstar Oncore Value	800,532	$14.110952	$11,296,271	0.90%	3.00%	2.25%
Oncore & Firstar Oncore Premier	2,106,738	$13.687185	$28,835,315	1.40%	2.49%	2.32%
Oncore & Firstar Oncore Xtra	1,016,114	$13.687185	$13,907,745	1.40%	2.49%	2.32%
Oncore & Firstar Oncore Lite	1,350,696	$13.687185	$18,487,225	1.40%	2.49%	2.32%
Oncore Ultra	62,817	$13.687185	$859,783	1.40%	2.49%	2.32%

	5,720,719		$78,705,597

2006
Top Tradition	90,029	$13.560219	$1,220,810	1.10%	10.41%	2.30%
Top Plus	82,282	$13.699522	$1,127,228	0.90%	10.63%	2.29%
Investar Vision & Top Spectrum	27,199	$14.205597	$386,384	1.40%	10.09%	2.33%
Top Explorer	81,353	$13.422599	$1,091,975	1.30%	10.19%	2.23%
Oncore & Firstar Oncore Flex	48,364	$13.286570	$642,589	1.50%	9.98%	2.20%
Oncore & Firstar Oncore Value	679,107	$13.699522	$9,303,437	0.90%	10.63%	2.11%
Oncore & Firstar Oncore Premier	2,227,641	$13.354330	$29,748,644	1.40%	10.09%	2.17%
Oncore & Firstar Oncore Xtra	1,135,745	$13.354330	$15,167,119	1.40%	10.09%	2.17%
Oncore & Firstar Oncore Lite	1,086,554	$13.354330	$14,510,198	1.40%	10.09%	2.17%
Oncore Ultra	16,815	$13.354330	$224,559	1.40%	8.08%	2.17%	8/7/06

	5,475,089		$73,422,943

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2005
Top Tradition	123,025	$12.281462	$1,510,931	1.10%	1.48%	1.91%
Top Plus	110,150	$12.383129	$1,364,001	0.90%	1.69%	1.85%
Investar Vision & Top Spectrum	36,869	$12.904044	$475,760	1.40%	1.18%	1.72%
Top Explorer	98,575	$12.180780	$1,200,714	1.30%	1.28%	1.80%
Oncore & Firstar Oncore Flex	52,087	$12.081085	$629,264	1.50%	1.09%	2.01%
Oncore & Firstar Oncore Value	668,633	$12.383129	$8,279,765	0.90%	1.69%	1.72%
Oncore & Firstar Oncore Premier	2,562,775	$12.130767	$31,088,426	1.40%	1.18%	1.82%
Oncore & Firstar Oncore Xtra	1,389,861	$12.130767	$16,860,079	1.40%	1.18%	1.82%
Oncore & Firstar Oncore Lite	954,019	$12.130767	$11,572,998	1.40%	1.18%	1.82%

	5,995,994		$72,981,938

2004
Top Tradition	117,586	$12.101817	$1,423,003	1.10%	9.82%	1.48%
Top Plus	114,704	$12.177912	$1,396,858	0.90%	10.03%	1.52%
Investar Vision & Top Spectrum	28,501	$12.752922	$363,471	1.40%	9.49%	1.04%
Top Explorer	95,731	$12.026280	$1,151,292	1.30%	9.60%	1.45%
Oncore & Firstar Oncore Flex	64,564	$11.951339	$771,621	1.50%	9.38%	1.52%
Oncore & Firstar Oncore Value	463,212	$12.177912	$5,640,952	0.90%	10.03%	1.43%
Oncore & Firstar Oncore Premier	2,269,205	$11.988710	$27,204,845	1.40%	9.49%	1.48%
Oncore & Firstar Oncore Xtra	1,424,045	$11.988710	$17,072,462	1.40%	9.49%	1.48%
Oncore & Firstar Oncore Lite	699,452	$11.988710	$8,385,524	1.40%	9.49%	1.48%

	5,277,000		$63,410,028

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2008
Top Tradition	75,006	$12.537931	$940,426	1.10%	–8.05%	3.55%
Top Plus	37,696	$12.698430	$478,684	0.90%	–7.87%	3.52%
Investar Vision & Top Spectrum	5,019	$12.301525	$61,745	1.40%	–8.32%	3.51%
Top Explorer	72,586	$12.379853	$898,607	1.30%	–8.23%	3.56%
Oncore Flex	146,828	$12.223933	$1,794,821	1.50%	–8.41%	3.58%
Oncore Value	3,168,480	$12.698430	$40,234,716	0.90%	–7.87%	3.52%
Oncore Premier	3,630,481	$12.301525	$44,660,442	1.40%	–8.32%	3.51%
Oncore Xtra	3,385,257	$12.301525	$41,643,825	1.40%	–8.32%	3.51%
Oncore Lite	5,913,565	$12.301525	$72,745,866	1.40%	–8.32%	3.51%
Oncore Ultra	265,643	$12.301525	$3,267,811	1.40%	–8.32%	3.51%
Oncore Wrap	9,807	$10.037066	$98,429	0.65%	–7.64%	3.63%

	16,710,368		$206,825,372

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2007
Top I	367	$10.986548	$4,037	1.10%	9.46%	4.83%
Top Tradition	66,093	$13.635395	$901,200	1.10%	9.46%	4.65%
Top Plus	42,244	$13.782516	$582,230	0.90%	9.68%	4.55%
Investar Vision & Top Spectrum	5,607	$13.418119	$75,233	1.40%	9.13%	4.64%
Top Explorer	61,305	$13.490184	$827,010	1.30%	9.24%	4.54%
Oncore & Firstar Oncore Flex	50,979	$13.346672	$680,398	1.50%	9.02%	4.71%
Oncore & Firstar Oncore Value	2,981,292	$13.782516	$41,089,703	0.90%	9.68%	4.69%
Oncore & Firstar Oncore Premier	3,786,391	$13.418119	$50,806,258	1.40%	9.13%	4.67%
Oncore & Firstar Oncore Xtra	3,377,056	$13.418119	$45,313,733	1.40%	9.13%	4.67%
Oncore & Firstar Oncore Lite	5,234,092	$13.418119	$70,231,675	1.40%	9.13%	4.67%
Oncore Ultra	107,688	$13.418119	$1,444,970	1.40%	9.13%	4.67%
Oncore Wrap	1,571	$10.866893	$17,068	0.65%	9.95%	4.64%

	15,714,685		$211,973,515

2006
Top I	268	$10.037231	$2,685	1.10%	–0.38%	4.14%
Top Tradition	75,554	$12.457193	$941,185	1.10%	–0.38%	4.18%
Top Plus	73,608	$12.566552	$924,994	0.90%	–0.18%	4.35%
Investar Vision & Top Spectrum	7,567	$12.295258	$93,032	1.40%	–0.67%	4.20%
Top Explorer	122,592	$12.349018	$1,513,894	1.30%	–0.57%	4.40%
Oncore & Firstar Oncore Flex	31,833	$12.241908	$389,695	1.50%	–0.77%	4.09%
Oncore & Firstar Oncore Value	2,654,325	$12.566552	$33,355,708	0.90%	–0.18%	4.32%
Oncore & Firstar Oncore Premier	4,045,717	$12.295258	$49,743,160	1.40%	–0.67%	4.26%
Oncore & Firstar Oncore Xtra	3,363,850	$12.295258	$41,359,399	1.40%	–0.67%	4.26%
Oncore & Firstar Oncore Lite	4,989,096	$12.295258	$61,342,225	1.40%	–0.67%	4.26%
Oncore Ultra	12,426	$12.295258	$152,781	1.40%	–1.18%	4.26%	8/7/06

	15,376,836		$189,818,758

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2005
Top Tradition	74,919	$12.504455	$936,817	1.10%	0.99%	2.79%
Top Plus	52,018	$12.589324	$654,871	0.90%	1.19%	2.74%
Investar Vision & Top Spectrum	7,103	$12.378441	$87,921	1.40%	0.69%	2.64%
Top Explorer	68,471	$12.420313	$850,426	1.30%	0.79%	2.70%
Oncore & Firstar Oncore Flex	41,815	$12.336855	$515,866	1.50%	0.59%	2.53%
Oncore & Firstar Oncore Value	1,679,093	$12.589324	$21,138,648	0.90%	1.19%	3.00%
Oncore & Firstar Oncore Premier	3,082,173	$12.378441	$38,152,497	1.40%	0.69%	2.90%
Oncore & Firstar Oncore Xtra	2,768,850	$12.378441	$34,274,050	1.40%	0.69%	2.90%
Oncore & Firstar Oncore Lite	3,648,614	$12.378441	$45,164,164	1.40%	0.69%	2.90%

	11,423,056		$141,775,260

2004
Top Tradition	57,850	$12.381890	$716,297	1.10%	7.73%	0.95%
Top Plus	41,648	$12.441318	$518,155	0.90%	7.94%	0.95%
Investar Vision & Top Spectrum	6,996	$12.293387	$85,999	1.40%	7.41%	0.95%
Top Explorer	65,261	$12.322822	$804,197	1.30%	7.52%	1.01%
Oncore & Firstar Oncore Flex	50,207	$12.264135	$615,750	1.50%	7.30%	0.97%
Oncore & Firstar Oncore Value	561,294	$12.441318	$6,983,237	0.90%	7.94%	1.16%
Oncore & Firstar Oncore Premier	1,548,335	$12.293387	$19,034,280	1.40%	7.41%	1.06%
Oncore & Firstar Oncore Xtra	1,657,418	$12.293387	$20,375,283	1.40%	7.41%	1.06%
Oncore & Firstar Oncore Lite	1,317,123	$12.293387	$16,191,902	1.40%	7.41%	1.06%

	5,306,132		$65,325,100

Total Return Subaccount
2008
Top Tradition	59,494	$13.054217	$776,642	1.10%	3.67%	4.47%
Top Plus	42,397	$13.221299	$560,541	0.90%	3.87%	4.46%
Investar Vision & Top Spectrum	1,835	$12.808109	$23,499	1.40%	3.36%	4.47%
Top Explorer	67,589	$12.889622	$871,202	1.30%	3.46%	4.50%
Oncore Flex	644,145	$12.727285	$8,198,214	1.50%	3.26%	4.62%
Oncore Value	5,920,408	$13.221299	$78,275,485	0.90%	3.87%	4.44%
Oncore Premier	6,532,441	$12.808109	$83,668,213	1.40%	3.36%	4.45%
Oncore Xtra	5,933,708	$12.808109	$75,999,584	1.40%	3.36%	4.45%
Oncore Lite	15,833,994	$12.808109	$202,803,522	1.40%	3.36%	4.45%
Oncore Ultra	1,120,772	$12.808109	$14,354,968	1.40%	3.36%	4.45%
Oncore Wrap	13,528	$11.264055	$152,382	0.65%	4.13%	4.43%

	36,170,311		$465,684,252

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2007
Top I	133	$11.213583	$1,493	1.10%	7.57%	4.64%
Top Tradition	62,116	$12.592535	$782,194	1.10%	7.57%	4.62%
Top Plus	43,433	$12.728410	$552,833	0.90%	7.79%	4.69%
Investar Vision & Top Spectrum	1,896	$12.391894	$23,493	1.40%	7.25%	4.57%
Top Explorer	63,673	$12.458408	$793,262	1.30%	7.36%	4.69%
Oncore & Firstar Oncore Flex	245,216	$12.325867	$3,022,496	1.50%	7.15%	4.85%
Oncore & Firstar Oncore Value	5,235,746	$12.728410	$66,642,722	0.90%	7.79%	4.89%
Oncore & Firstar Oncore Premier	5,734,503	$12.391894	$71,061,364	1.40%	7.25%	4.81%
Oncore & Firstar Oncore Xtra	5,540,521	$12.391894	$68,657,543	1.40%	7.25%	4.81%
Oncore & Firstar Oncore Lite	12,222,703	$12.391894	$151,462,444	1.40%	7.25%	4.81%
Oncore Ultra	1,124,591	$12.391894	$13,935,810	1.40%	7.25%	4.81%
Oncore Wrap	8,794	$10.817213	$95,130	0.65%	8.06%	5.19%

	30,283,325		$377,030,784

2006
Top I	133	$10.424276	$1,388	1.10%	2.72%	4.29%
Top Tradition	59,001	$11.706171	$690,678	1.10%	2.72%	4.29%
Top Plus	40,019	$11.808941	$472,584	0.90%	2.93%	4.25%
Investar Vision & Top Spectrum	2,467	$11.554016	$28,503	1.40%	2.42%	4.04%
Top Explorer	52,289	$11.604508	$606,790	1.30%	2.52%	4.25%
Oncore & Firstar Oncore Flex	87,231	$11.503847	$1,003,487	1.50%	2.32%	5.06%
Oncore & Firstar Oncore Value	1,377,798	$11.808941	$16,270,338	0.90%	2.93%	4.57%
Oncore & Firstar Oncore Premier	3,345,505	$11.554016	$38,654,026	1.40%	2.42%	4.48%
Oncore & Firstar Oncore Xtra	2,879,631	$11.554016	$33,271,299	1.40%	2.42%	4.48%
Oncore & Firstar Oncore Lite	3,826,908	$11.554016	$44,216,152	1.40%	2.42%	4.48%
Oncore Ultra	272,486	$11.554016	$3,148,304	1.40%	2.16%	4.48%	8/7/06

	11,943,468		$138,363,549

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2005
Top Tradition	47,776	$11.395691	$544,444	1.10%	1.34%	3.44%
Top Plus	41,173	$11.473039	$472,379	0.90%	1.54%	3.41%
Investar Vision & Top Spectrum	7,338	$11.280852	$82,773	1.40%	1.04%	3.65%
Top Explorer	50,501	$11.319001	$571,620	1.30%	1.14%	3.36%
Oncore & Firstar Oncore Flex	17,516	$11.242927	$196,931	1.50%	0.94%	3.31%
Oncore & Firstar Oncore Value	429,164	$11.473039	$4,923,818	0.90%	1.54%	3.52%
Oncore & Firstar Oncore Premier	1,678,924	$11.280852	$18,939,688	1.40%	1.04%	3.47%
Oncore & Firstar Oncore Xtra	1,413,795	$11.280852	$15,948,814	1.40%	1.04%	3.47%
Oncore & Firstar Oncore Lite	1,243,220	$11.280852	$14,024,590	1.40%	1.04%	3.47%

	4,929,407		$55,705,057

2004
Top Tradition	38,222	$11.244848	$429,797	1.10%	3.75%	1.88%
Top Plus	38,494	$11.298824	$434,937	0.90%	3.95%	1.89%
Investar Vision & Top Spectrum	2,058	$11.164475	$22,976	1.40%	3.44%	1.83%
Top Explorer	49,501	$11.191194	$553,977	1.30%	3.54%	1.85%
Oncore & Firstar Oncore Flex	20,424	$11.137894	$227,484	1.50%	3.34%	1.89%
Oncore & Firstar Oncore Value	275,893	$11.298824	$3,117,269	0.90%	3.95%	1.88%
Oncore & Firstar Oncore Premier	1,174,175	$11.164475	$13,109,046	1.40%	3.44%	1.90%
Oncore & Firstar Oncore Xtra	1,196,240	$11.164475	$13,355,390	1.40%	3.44%	1.90%
Oncore & Firstar Oncore Lite	885,944	$11.164475	$9,891,103	1.40%	3.44%	1.90%

	3,680,951		$41,141,979

Global Bond Subaccount
2008
Top I	330	$11.013312	$3,637	1.10%	–1.92%	2.65%
Top Tradition	31,935	$13.476539	$430,370	1.10%	–1.92%	3.31%
Top Plus	6,173	$13.649026	$84,255	0.90%	–1.73%	3.17%
Investar Vision & Top Spectrum	2,475	$13.222468	$32,721	1.40%	–2.21%	3.34%
Top Explorer	27,318	$13.306610	$363,514	1.30%	–2.11%	3.17%
Oncore Flex	129,017	$13.139058	$1,695,159	1.50%	–2.31%	3.35%
Oncore Value	1,362,477	$13.649026	$18,596,489	0.90%	–1.73%	3.44%
Oncore Premier	1,303,898	$13.222468	$17,240,760	1.40%	–2.21%	3.43%
Oncore Xtra	1,266,823	$13.222468	$16,750,529	1.40%	–2.21%	3.43%
Oncore Lite	3,339,832	$13.222468	$44,160,821	1.40%	–2.21%	3.43%
Oncore Ultra	208,688	$13.222468	$2,759,367	1.40%	–2.21%	3.43%
Oncore Wrap	9,958	$10.771704	$107,260	0.65%	–1.48%	3.41%

	7,688,924		$102,224,882

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2007
Top Tradition	20,178	$13.740471	$277,261	1.10%	8.55%	3.21%
Top Plus	2,635	$13.888722	$36,598	0.90%	8.76%	3.09%
Investar Vision & Top Spectrum	1,556	$13.521529	$21,041	1.40%	8.22%	3.29%
Top Explorer	14,957	$13.594097	$203,324	1.30%	8.33%	3.22%
Oncore Flex	27,914	$13.449508	$375,424	1.50%	8.12%	3.39%
Oncore & Firstar Oncore Value	437,377	$13.888722	$6,074,608	0.90%	8.76%	3.29%
Oncore & Firstar Oncore Premier	352,143	$13.521529	$4,761,504	1.40%	8.22%	3.31%
Oncore & Firstar Oncore Xtra	585,367	$13.521529	$7,915,053	1.40%	8.22%	3.31%
Oncore & Firstar Oncore Lite	850,296	$13.521529	$11,497,306	1.40%	8.22%	3.31%
Oncore Ultra	35,617	$13.521529	$481,600	1.40%	8.22%	3.31%
Oncore Wrap	493	$10.933659	$5,395	0.65%	9.03%	3.50%

	2,328,533		$31,649,114

2006
Top Tradition	22,023	$12.658636	$278,778	1.10%	3.51%	3.28%
Top Plus	6,803	$12.769755	$86,872	0.90%	3.72%	3.56%
Investar Vision & Top Spectrum	1,342	$12.494102	$16,769	1.40%	3.21%	3.23%
Top Explorer	13,689	$12.548684	$171,785	1.30%	3.31%	3.27%
Oncore Flex	10,486	$12.439870	$130,440	1.50%	3.11%	3.46%
Oncore & Firstar Oncore Value	296,361	$12.769755	$3,784,462	0.90%	3.72%	3.31%
Oncore & Firstar Oncore Premier	319,339	$12.494102	$3,989,857	1.40%	3.21%	3.32%
Oncore & Firstar Oncore Xtra	396,960	$12.494102	$4,959,657	1.40%	3.21%	3.32%
Oncore & Firstar Oncore Lite	431,636	$12.494102	$5,392,906	1.40%	3.21%	3.32%
Oncore Ultra	5,156	$12.494102	$64,416	1.40%	0.59%	3.32%	8/7/06

	1,503,795		$18,875,942

2005
Top Tradition	17,154	$12.228882	$209,779	1.10%	–7.64%	2.51%
Top Plus	2,779	$12.311876	$34,216	0.90%	–7.45%	2.27%
Investar Vision & Top Spectrum	1,362	$12.105658	$16,485	1.40%	–7.91%	2.51%
Top Explorer	13,458	$12.146562	$163,466	1.30%	–7.82%	2.46%
Oncore Flex	4,754	$12.064953	$57,358	1.50%	–8.00%	2.51%
Oncore & Firstar Oncore Value	195,504	$12.311876	$2,407,016	0.90%	–7.45%	2.66%
Oncore & Firstar Oncore Premier	206,521	$12.105658	$2,500,074	1.40%	–7.91%	2.57%
Oncore & Firstar Oncore Xtra	327,971	$12.105658	$3,970,304	1.40%	–7.91%	2.57%
Oncore & Firstar Oncore Lite	232,808	$12.105658	$2,818,295	1.40%	–7.91%	2.57%

	1,002,311		$12,176,993

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2004
Top Tradition	15,010	$13.239901	$198,736	1.10%	9.40%	1.83%
Top Plus	6,872	$13.303437	$91,416	0.90%	9.61%	1.84%
Investar Vision & Top Spectrum	1,030	$13.145307	$13,535	1.40%	9.07%	1.82%
Top Explorer	13,258	$13.176725	$174,700	1.30%	9.18%	1.86%
Oncore Flex	3,656	$13.113999	$47,946	1.50%	8.96%	1.84%
Oncore & Firstar Oncore Value	81,063	$13.303437	$1,078,420	0.90%	9.61%	1.88%
Oncore & Firstar Oncore Premier	133,027	$13.145307	$1,748,688	1.40%	9.07%	1.87%
Oncore & Firstar Oncore Xtra	218,689	$13.145307	$2,874,731	1.40%	9.07%	1.87%
Oncore & Firstar Oncore Lite	123,337	$13.145307	$1,621,300	1.40%	9.07%	1.87%

	595,942		$7,849,472

VIT CommodityRealReturn Strategy Subaccount
2008
Oncore Value	25,792	$6.254089	$161,305	0.90%	–37.46%	0.69%	10/1/08
Oncore Premier	7,749	$6.246349	$48,396	1.40%	–37.54%	0.33%	10/1/08
Oncore Xtra	6,282	$6.246349	$39,242	1.40%	–37.54%	0.33%	10/1/08
Oncore Lite	170,979	$6.246349	$1,067,996	1.40%	–37.54%	0.33%	10/1/08
Oncore Ultra	16,133	$6.246349	$100,774	1.40%	–37.54%	0.33%	10/1/08

	226,935		$1,417,713

Calvert Variable Series, Inc.:
Social Equity Subaccount
2008
Top Tradition	15,745	$5.516434	$86,854	1.10%	–36.50%	0.00%
Top Plus	2,985	$5.649135	$16,865	0.90%	–36.37%	0.00%
Investar Vision	245	$5.490817	$1,344	1.40%	–36.68%	0.00%
Top Explorer	21,079	$5.750601	$121,216	1.30%	–36.62%	0.00%

	40,054		$226,279

2007
Top Tradition	15,967	$8.686641	$138,699	1.10%	8.79%	0.00%
Top Plus	3,967	$8.877902	$35,217	0.90%	9.00%	0.00%
Investar Vision	246	$8.672105	$2,133	1.40%	8.46%	0.00%
Top Explorer	21,056	$9.073375	$191,048	1.30%	8.57%	0.00%

	41,236		$367,097

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Calvert Variable Series, Inc.: (continued)
Social Equity Subaccount (continued)
2006
Top Tradition	16,038	$7.985040	$128,064	1.10%	8.86%	0.00%
Top Plus	6,275	$8.144605	$51,109	0.90%	9.08%	0.00%
Top Explorer	28,733	$8.357120	$240,122	1.30%	8.65%	0.00%

	51,046		$419,295

2005
Top Tradition	17,644	$7.335001	$129,422	1.10%	3.41%	0.05%
Top Plus	7,136	$7.466812	$53,284	0.90%	3.61%	0.05%
Top Explorer	34,010	$7.691931	$261,597	1.30%	3.21%	0.06%

	58,790		$444,303

2004
Top Tradition	18,932	$7.093183	$134,289	1.10%	5.99%	0.08%
Top Plus	7,858	$7.206401	$56,626	0.90%	6.20%	0.07%
Top Explorer	35,436	$7.452996	$264,105	1.30%	5.78%	0.07%

	62,226		$455,020

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2008
Top Tradition	5,259	$10.559522	$55,534	1.10%	–30.49%	1.64%
Top Spectrum	2,587	$8.474603	$21,925	1.40%	–30.70%	0.00%
Top Explorer	7,298	$10.441818	$76,208	1.30%	–30.63%	1.68%
Oncore Flex	71,598	$10.325542	$739,288	1.50%	–30.76%	1.66%
Oncore Value	92,672	$10.678870	$989,634	0.90%	–30.35%	1.62%
Oncore Premier	135,342	$10.383425	$1,405,315	1.40%	–30.70%	1.66%
Oncore Xtra	158,124	$10.383425	$1,641,864	1.40%	–30.70%	1.66%
Oncore Lite	359,956	$10.383425	$3,737,571	1.40%	–30.70%	1.66%
Oncore Ultra	2,933	$10.383425	$30,459	1.40%	–30.70%	1.66%

	835,769		$8,697,798

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2007
Top Tradition	3,349	$15.191304	$50,879	1.10%	5.68%	1.33%
Top Explorer	6,724	$15.051804	$101,202	1.30%	5.47%	1.13%
Oncore Flex	56,182	$14.913728	$837,884	1.50%	5.26%	0.24%
Oncore & Firstar Oncore Value	73,473	$15.332459	$1,126,522	0.90%	5.89%	1.18%
Oncore & Firstar Oncore Premier	160,177	$14.982507	$2,399,852	1.40%	5.37%	1.31%
Oncore & Firstar Oncore Xtra	148,186	$14.982507	$2,220,200	1.40%	5.37%	1.31%
Oncore & Firstar Oncore Lite	260,757	$14.982507	$3,906,798	1.40%	5.37%	1.31%
Oncore Ultra	1,297	$14.982507	$19,430	1.40%	5.37%	1.31%

	710,145		$10,662,767

2006
Top Tradition	3,747	$14.374427	$53,864	1.10%	14.95%	1.37%
Top Explorer	5,513	$14.270734	$78,673	1.30%	14.72%	1.02%
Oncore & Firstar Oncore Flex	2,185	$14.167917	$30,957	1.50%	14.49%	1.27%
Oncore & Firstar Oncore Value	60,389	$14.479107	$874,385	0.90%	15.17%	1.29%
Oncore & Firstar Oncore Premier	159,183	$14.219150	$2,263,443	1.40%	14.61%	1.27%
Oncore & Firstar Oncore Xtra	141,608	$14.219150	$2,013,540	1.40%	14.61%	1.27%
Oncore & Firstar Oncore Lite	257,849	$14.219150	$3,666,391	1.40%	14.61%	1.27%

	630,474		$8,981,253

2005
Top Tradition	3,560	$12.505328	$44,514	1.10%	2.99%	0.00%
Top Explorer	2,041	$12.439582	$25,386	1.30%	2.79%	0.00%
Oncore & Firstar Oncore Flex	1,913	$12.374283	$23,669	1.50%	2.58%	0.00%
Oncore & Firstar Oncore Value	49,666	$12.571534	$624,374	0.90%	3.19%	0.00%
Oncore & Firstar Oncore Premier	161,502	$12.406830	$2,003,726	1.40%	2.68%	0.00%
Oncore & Firstar Oncore Xtra	144,433	$12.406830	$1,791,960	1.40%	2.68%	0.00%
Oncore & Firstar Oncore Lite	192,509	$12.406830	$2,388,441	1.40%	2.68%	0.00%

	555,624		$6,902,070

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dreyfus Variable Investment Fund — Service Shares: (continued)
Appreciation Subaccount (continued)
2004
Top Tradition	2,964	$12.142541	$35,992	1.10%	3.65%	1.84%
Top Explorer	1,914	$12.102515	$23,164	1.30%	3.45%	2.07%
Oncore Flex	410	$12.062701	$4,942	1.50%	3.24%	1.78%
Oncore & Firstar Oncore Value	32,155	$12.182745	$391,736	0.90%	3.86%	1.54%
Oncore & Firstar Oncore Premier	137,799	$12.082562	$1,664,964	1.40%	3.35%	1.96%
Oncore & Firstar Oncore Xtra	111,546	$12.082562	$1,347,762	1.40%	3.35%	1.96%
Oncore & Firstar Oncore Lite	159,129	$12.082562	$1,922,688	1.40%	3.35%	1.96%

	445,917		$5,391,248

Royce Capital Fund:
Small-Cap Subaccount
2008
Top I	993	$8.225128	$8,166	1.10%	–27.98%	0.21%
Top Tradition	101,093	$14.788647	$1,495,023	1.10%	–27.98%	0.59%
Top Plus	15,409	$14.955801	$230,459	0.90%	–27.83%	0.48%
Top Spectrum	2,498	$8.148288	$20,353	1.40%	–28.19%	1.53%
Top Explorer	51,308	$14.623813	$750,314	1.30%	–28.12%	0.58%
Oncore Flex	174,008	$14.460990	$2,516,326	1.50%	–28.26%	0.83%
Oncore Value	1,460,115	$14.955801	$21,837,191	0.90%	–27.83%	0.72%
Oncore Premier	1,321,015	$14.542073	$19,210,321	1.40%	–28.19%	0.67%
Oncore Xtra	1,166,845	$14.542073	$16,968,341	1.40%	–28.19%	0.67%
Oncore Lite	3,239,466	$14.542073	$47,108,544	1.40%	–28.19%	0.67%
Oncore Ultra	145,983	$14.542073	$2,122,896	1.40%	–28.19%	0.67%
Oncore Wrap	11,362	$7.415610	$84,256	0.65%	–27.65%	2.11%

	7,690,095		$112,352,190

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Small-Cap Subaccount (continued)
2007
Top I	4,554	$11.419865	$52,003	1.10%	–3.21%	0.05%
Top Tradition	116,002	$20.532740	$2,381,838	1.10%	–3.21%	0.05%
Top Plus	24,131	$20.723514	$500,084	0.90%	–3.01%	0.04%
Top Spectrum	522	$11.346923	$5,928	1.40%	–3.50%	0.04%
Top Explorer	69,132	$20.344208	$1,406,438	1.30%	–3.40%	0.04%
Oncore & Firstar Oncore Flex	134,153	$20.157634	$2,704,207	1.50%	–3.59%	0.11%
Oncore & Firstar Oncore Value	1,092,702	$20.723514	$22,644,633	0.90%	–3.01%	0.06%
Oncore & Firstar Oncore Premier	1,262,462	$20.250592	$25,565,587	1.40%	–3.50%	0.06%
Oncore & Firstar Oncore Xtra	1,174,610	$20.250592	$23,786,553	1.40%	–3.50%	0.06%
Oncore & Firstar Oncore Lite	2,546,951	$20.250592	$51,577,263	1.40%	–3.50%	0.06%
Oncore Ultra	77,339	$20.250592	$1,566,167	1.40%	–3.50%	0.06%
Oncore Wrap	1,401	$10.249880	$14,356	0.65%	–2.77%	0.11%

	6,503,959		$132,205,057

2006
Top I	3,239	$11.798314	$38,212	1.10%	14.31%	0.06%
Top Tradition	123,896	$21.213200	$2,628,237	1.10%	14.31%	0.06%
Top Plus	27,390	$21.367645	$585,258	0.90%	14.54%	0.06%
Top Spectrum	898	$11.757964	$10,561	1.40%	13.98%	0.08%
Top Explorer	76,795	$21.060230	$1,617,315	1.30%	14.09%	0.06%
Oncore & Firstar Oncore Flex	30,082	$20.908560	$628,975	1.50%	13.86%	0.06%
Oncore & Firstar Oncore Value	741,796	$21.367645	$15,850,433	0.90%	14.54%	0.07%
Oncore & Firstar Oncore Premier	1,064,768	$20.984162	$22,343,264	1.40%	13.98%	0.07%
Oncore & Firstar Oncore Xtra	983,586	$20.984162	$20,639,737	1.40%	13.98%	0.07%
Oncore & Firstar Oncore Lite	1,382,513	$20.984162	$29,010,887	1.40%	13.98%	0.07%
Oncore Ultra	9,402	$20.984162	$197,283	1.40%	13.07%	0.07%	8/7/06

	4,444,365		$93,550,162

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Small-Cap Subaccount (continued)

2005
Top I	1,535	$10.321008	$15,841	1.10%	3.21%	0.00%	11/02/05
Top Tradition	130,655	$18.557011	$2,424,561	1.10%	7.38%	0.00%
Top Plus	30,127	$18.655224	$562,024	0.90%	7.59%	0.00%
Top Spectrum	368	$10.316145	$3,798	1.40%	3.16%	0.00%	11/02/05
Top Explorer	65,936	$18.459522	$1,217,141	1.30%	7.17%	0.00%
Oncore & Firstar Oncore Flex	32,732	$18.362685	$601,054	1.50%	6.96%	0.00%
Oncore & Firstar Oncore Value	604,546	$18.655224	$11,277,949	0.90%	7.59%	0.00%
Oncore & Firstar Oncore Premier	897,864	$18.410976	$16,530,546	1.40%	7.07%	0.00%
Oncore & Firstar Oncore Xtra	764,812	$18.410976	$14,080,935	1.40%	7.07%	0.00%
Oncore & Firstar Oncore Lite	924,397	$18.410976	$17,019,052	1.40%	7.07%	0.00%

	3,452,972		$63,732,901

2004
Top Tradition	91,396	$17.281311	$1,579,438	1.10%	23.59%	0.00%
Top Plus	23,735	$17.338503	$411,535	0.90%	23.83%	0.00%
Top Explorer	44,551	$17.224399	$767,363	1.30%	23.34%	0.00%
Oncore & Firstar Oncore Flex	35,643	$17.167760	$611,917	1.50%	23.10%	0.00%
Oncore & Firstar Oncore Value	302,187	$17.338503	$5,239,468	0.90%	23.83%	0.00%
Oncore & Firstar Oncore Premier	555,026	$17.196019	$9,544,232	1.40%	23.22%	0.00%
Oncore & Firstar Oncore Xtra	509,022	$17.196019	$8,753,153	1.40%	23.22%	0.00%
Oncore & Firstar Oncore Lite	420,426	$17.196019	$7,229,659	1.40%	23.22%	0.00%

	1,981,986		$34,136,765

Micro-Cap Subaccount
2008
Top I	17	$7.263370	$120	1.10%	–43.89%	8.13%
Top Tradition	38,410	$12.637562	$485,409	1.10%	–43.89%	2.36%
Top Plus	7,864	$12.780398	$100,500	0.90%	–43.78%	2.31%
Top Explorer	32,076	$12.496672	$400,849	1.30%	–44.00%	2.68%
Oncore Flex	61,937	$12.357494	$765,392	1.50%	–44.11%	3.59%
Oncore Value	648,026	$12.780398	$8,282,027	0.90%	–43.78%	2.98%
Oncore Premier	807,268	$12.426798	$10,031,759	1.40%	–44.06%	2.79%
Oncore Xtra	632,740	$12.426798	$7,862,931	1.40%	–44.06%	2.79%
Oncore Lite	2,446,315	$12.426798	$30,399,857	1.40%	–44.06%	2.79%
Oncore Ultra	39,762	$12.426798	$494,111	1.40%	–44.06%	2.79%
Oncore Wrap	7,503	$6.229244	$46,741	0.65%	–43.64%	5.16%

	4,721,918		$58,869,696

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Micro-Cap Subaccount
2007
Top Tradition	49,616	$22.523045	$1,117,513	1.10%	2.84%	1.38%
Top Plus	9,096	$22.732284	$206,774	0.90%	3.05%	1.49%
Top Explorer	34,657	$22.316242	$773,408	1.30%	2.64%	1.40%
Oncore & Firstar Oncore Flex	41,526	$22.111549	$918,213	1.50%	2.43%	1.91%
Oncore & Firstar Oncore Value	524,190	$22.732284	$11,916,030	0.90%	3.05%	1.68%
Oncore & Firstar Oncore Premier	678,838	$22.213525	$15,079,366	1.40%	2.53%	1.69%
Oncore & Firstar Oncore Xtra	631,677	$22.213525	$14,031,773	1.40%	2.53%	1.69%
Oncore & Firstar Oncore Lite	2,159,640	$22.213525	$47,973,212	1.40%	2.53%	1.69%
Oncore Ultra	52,500	$22.213525	$1,166,221	1.40%	2.53%	1.69%
Oncore Wrap	379	$11.052249	$4,187	0.65%	3.30%	2.80%

	4,182,119		$93,186,697

2006
Top I	2,625	$12.587521	$33,048	1.10%	19.76%	0.39%
Top Tradition	59,463	$21.901040	$1,302,310	1.10%	19.76%	0.19%
Top Plus	8,704	$22.060499	$192,014	0.90%	19.99%	0.17%
Top Explorer	36,097	$21.743096	$784,866	1.30%	19.52%	0.20%
Oncore & Firstar Oncore Flex	19,860	$21.586489	$428,698	1.50%	19.29%	0.15%
Oncore & Firstar Oncore Value	373,562	$22.060499	$8,240,967	0.90%	19.99%	0.21%
Oncore & Firstar Oncore Premier	572,889	$21.664558	$12,411,368	1.40%	19.40%	0.23%
Oncore & Firstar Oncore Xtra	553,103	$21.664558	$11,982,734	1.40%	19.40%	0.23%
Oncore & Firstar Oncore Lite	1,253,113	$21.664558	$27,148,131	1.40%	19.40%	0.23%
Oncore Ultra	19,747	$21.664558	$427,821	1.40%	10.80%	0.23%	8/7/06

	2,899,163		$62,951,957

2005
Top Tradition	52,354	$18.287958	$957,450	1.10%	10.40%	0.52%
Top Plus	9,689	$18.384755	$178,124	0.90%	10.62%	0.56%
Top Explorer	30,603	$18.191857	$556,724	1.30%	10.18%	0.56%
Oncore & Firstar Oncore Flex	25,177	$18.096399	$455,608	1.50%	9.97%	0.78%
Oncore & Firstar Oncore Value	251,572	$18.384755	$4,625,098	0.90%	10.62%	0.70%
Oncore & Firstar Oncore Premier	327,335	$18.144006	$5,939,168	1.40%	10.07%	0.68%
Oncore & Firstar Oncore Xtra	426,126	$18.144006	$7,731,642	1.40%	10.07%	0.68%
Oncore & Firstar Oncore Lite	597,291	$18.144006	$10,837,248	1.40%	10.07%	0.68%

	1,720,147		$31,281,062

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Royce Capital Fund: (continued)
Micro-Cap Subaccount (continued)
2004
Top Tradition	63,769	$16.565345	$1,056,349	1.10%	12.60%	0.00%
Top Plus	8,973	$16.620168	$149,125	0.90%	12.83%	0.00%
Top Explorer	32,698	$16.510766	$539,869	1.30%	12.38%	0.00%
Oncore & Firstar Oncore Flex	15,824	$16.456460	$260,399	1.50%	12.16%	0.00%
Oncore & Firstar Oncore Value	148,433	$16.620168	$2,466,982	0.90%	12.83%	0.00%
Oncore & Firstar Oncore Premier	210,692	$16.483556	$3,472,981	1.40%	12.27%	0.00%
Oncore & Firstar Oncore Xtra	378,186	$16.483556	$6,233,851	1.40%	12.27%	0.00%
Oncore & Firstar Oncore Lite	243,632	$16.483556	$4,015,917	1.40%	12.27%	0.00%

	1,102,207		$18,195,473

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2008
Top Tradition	2,951	$11.521327	$33,999	1.10%	–11.43%	3.46%
Investar Vision	986	$9.477796	$9,342	1.40%	–11.70%	4.57%
Top Explorer	4,459	$11.392917	$50,805	1.30%	–11.61%	4.61%
Oncore Flex	76,140	$11.266049	$857,793	1.50%	–11.78%	4.48%
Oncore Value	1,717,365	$11.651574	$20,010,002	0.90%	–11.26%	4.51%
Oncore Premier	1,298,306	$11.329219	$14,708,801	1.40%	–11.70%	4.47%
Oncore Xtra	1,169,875	$11.329219	$13,253,766	1.40%	–11.70%	4.47%
Oncore Lite	3,659,756	$11.329219	$41,462,174	1.40%	–11.70%	4.47%
Oncore Ultra	320,577	$11.329219	$3,631,892	1.40%	–11.70%	4.47%
Oncore Wrap	5,314	$9.331692	$49,592	0.65%	–11.04%	2.89%

	8,255,729		$94,068,166

2007
Top Tradition	3,977	$13.008548	$51,739	1.10%	4.07%	3.46%
Top Plus	332	$13.129493	$4,353	0.90%	4.27%	3.15%
Investar Vision	986	$10.733084	$10,579	1.40%	3.76%	3.58%
Top Explorer	5,020	$12.889075	$64,708	1.30%	3.86%	4.38%
Oncore Flex	24,883	$12.770796	$317,775	1.50%	3.65%	0.00%
Oncore & Firstar Oncore Value	924,171	$13.129493	$12,133,903	0.90%	4.27%	1.80%
Oncore & Firstar Oncore Premier	622,860	$12.829716	$7,991,121	1.40%	3.76%	1.75%
Oncore & Firstar Oncore Xtra	654,701	$12.829716	$8,399,623	1.40%	3.76%	1.75%
Oncore & Firstar Oncore Lite	1,748,385	$12.829716	$22,431,284	1.40%	3.76%	1.75%
Oncore Ultra	136,974	$12.829716	$1,757,337	1.40%	3.76%	1.75%
Oncore Wrap	3,048	$10.489235	$31,973	0.65%	4.53%	0.00%

	4,125,337		$53,194,395

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Core Plus Fixed Income Subaccount (continued)
2006
Top Tradition	4,357	$12.500151	$54,464	1.10%	2.44%	3.57%
Top Plus	1,067	$12.591267	$13,437	0.90%	2.64%	3.32%
Investar Vision	986	$10.344389	$10,196	1.40%	2.13%	4.01%
Top Explorer	2,676	$12.409972	$33,212	1.30%	2.24%	3.94%
Oncore & Firstar Oncore Value	51,741	$12.591267	$651,487	0.90%	2.64%	4.07%
Oncore & Firstar Oncore Premier	81,421	$12.365096	$1,006,771	1.40%	2.13%	3.89%
Oncore & Firstar Oncore Xtra	128,553	$12.365096	$1,589,568	1.40%	2.13%	3.89%
Oncore Lite	73,184	$12.365096	$904,929	1.40%	2.13%	3.89%
Oncore Ultra	821	$12.365096	$10,153	1.40%	2.07%	3.89%	8/7/06

	344,806		$4,274,217

2005
Top Tradition	6,898	$12.202776	$84,174	1.10%	2.81%	3.49%
Top Plus	3,038	$12.267443	$37,267	0.90%	3.01%	1.37%
Investar Vision	986	$10.128183	$9,983	1.40%	1.28%	0.00%	11/02/05
Top Explorer	4,038	$12.138624	$49,018	1.30%	2.60%	3.73%
Oncore & Firstar Oncore Value	35,257	$12.267443	$432,508	0.90%	3.01%	3.25%
Oncore & Firstar Oncore Premier	61,454	$12.106652	$744,000	1.40%	2.50%	3.49%
Oncore & Firstar Oncore Xtra	132,078	$12.106652	$1,599,020	1.40%	2.50%	3.49%
Oncore & Firstar Oncore Lite	61,785	$12.106652	$748,024	1.40%	2.50%	3.49%

	305,534		$3,703,994

2004
Top Tradition	5	$11.869727	$55	1.10%	2.94%	0.00%
Top Explorer	1,705	$11.830601	$20,167	1.30%	2.73%	4.52%
Oncore & Firstar Oncore Value	12,926	$11.909070	$153,932	0.90%	3.14%	3.51%
Oncore & Firstar Oncore Premier	58,711	$11.811075	$693,451	1.40%	2.63%	3.39%
Oncore & Firstar Oncore Xtra	71,567	$11.811075	$845,284	1.40%	2.63%	3.39%
Oncore Lite	18,241	$11.811075	$215,445	1.40%	2.63%	3.39%

	163,155		$1,928,334

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount
2008
Top Tradition	1,567	$13.583680	$21,287	1.10%	–38.73%	2.66%
Top Plus	712	$13.737265	$9,778	0.90%	–38.61%	2.73%
Top Explorer	11,656	$13.432182	$156,563	1.30%	–38.85%	2.60%
Oncore Flex	48,804	$13.282539	$648,242	1.50%	–38.98%	2.75%
Oncore Value	1,359,275	$13.737265	$18,672,723	0.90%	–38.61%	2.85%
Oncore Premier	1,173,794	$13.357038	$15,678,414	1.40%	–38.92%	2.83%
Oncore Xtra	1,092,709	$13.357038	$14,595,359	1.40%	–38.92%	2.83%
Oncore Lite	3,117,756	$13.357038	$41,643,985	1.40%	–38.92%	2.83%
Oncore Ultra	165,651	$13.357038	$2,212,602	1.40%	–38.92%	2.83%
Oncore Wrap	23,662	$5.426100	$128,390	0.65%	–38.46%	3.31%

	6,995,586		$93,767,343

2007
Top Tradition	2,026	$22.171078	$44,917	1.10%	–18.18%	1.19%
Top Plus	781	$22.377021	$17,475	0.90%	–18.01%	1.30%
Top Explorer	11,198	$21.967508	$246,001	1.30%	–18.34%	1.05%
Oncore Flex	18,356	$21.766049	$399,542	1.50%	–18.50%	0.89%
Oncore & Firstar Oncore Value	1,051,361	$22.377021	$23,526,319	0.90%	–18.01%	0.99%
Oncore & Firstar Oncore Premier	1,011,997	$21.866390	$22,128,715	1.40%	–18.42%	1.02%
Oncore & Firstar Oncore Xtra	1,017,398	$21.866390	$22,246,821	1.40%	–18.42%	1.02%
Oncore & Firstar Oncore Lite	2,491,444	$21.866390	$54,478,881	1.40%	–18.42%	1.02%
Oncore Ultra	123,205	$21.866390	$2,694,056	1.40%	–18.42%	1.02%
Oncore Wrap	2,057	$8.816655	$18,138	0.65%	–17.81%	0.96%

	5,729,823		$125,800,865

2006
Top Tradition	8,068	$27.096769	$218,614	1.10%	36.17%	0.97%
Top Plus	5,068	$27.294010	$138,333	0.90%	36.44%	0.96%
Top Explorer	14,472	$26.901401	$389,308	1.30%	35.91%	0.98%
Oncore Flex	799	$26.707676	$21,341	1.50%	35.64%	0.00%
Oncore & Firstar Oncore Value	626,867	$27.294010	$17,109,722	0.90%	36.44%	0.96%
Oncore & Firstar Oncore Premier	766,864	$26.804210	$20,555,160	1.40%	35.77%	0.96%
Oncore & Firstar Oncore Xtra	755,213	$26.804210	$20,242,890	1.40%	35.77%	0.96%
Oncore & Firstar Oncore Lite	1,224,978	$26.804210	$32,834,578	1.40%	35.77%	0.96%
Oncore Ultra	28,522	$26.804210	$764,522	1.40%	16.14%	0.96%	8/7/06

	3,430,851		$92,274,468

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount (continued)
2005
Top Tradition	4,628	$19.898546	$92,085	1.10%	15.48%	0.64%
Top Plus	4,221	$20.003877	$84,429	0.90%	15.71%	1.24%
Top Explorer	9,851	$19.793975	$194,988	1.30%	15.26%	1.04%
Oncore & Firstar Oncore Value	372,174	$20.003877	$7,444,925	0.90%	15.71%	1.05%
Oncore & Firstar Oncore Premier	532,637	$19.741881	$10,515,249	1.40%	15.14%	1.09%
Oncore & Firstar Oncore Xtra	490,378	$19.741881	$9,680,977	1.40%	15.14%	1.09%
Oncore & Firstar Oncore Lite	662,709	$19.741881	$13,083,142	1.40%	15.14%	1.09%

	2,076,598		$41,095,795

2004
Top Tradition	1,413	$17.230535	$24,344	1.10%	34.59%	1.66%
Top Plus	5,695	$17.287564	$98,454	0.90%	34.85%	1.29%
Top Explorer	2,645	$17.173754	$45,422	1.30%	34.32%	0.40%
Oncore & Firstar Oncore Value	115,803	$17.287564	$2,001,959	0.90%	34.85%	1.42%
Oncore & Firstar Oncore Premier	220,338	$17.145445	$3,777,806	1.40%	34.19%	1.39%
Oncore & Firstar Oncore Xtra	249,859	$17.145445	$4,283,935	1.40%	34.19%	1.39%
Oncore & Firstar Oncore Lite	247,102	$17.145445	$4,236,673	1.40%	34.19%	1.39%

	842,855		$14,468,593

International Growth Equity Subaccount
2008
Top Tradition	1,743	$6.206829	$10,817	1.10%	–49.09%	0.00%
Top Explorer	1,123	$6.174146	$6,932	1.30%	–49.19%	0.00%
Oncore Flex	188,543	$6.141638	$1,157,960	1.50%	–49.29%	0.00%
Oncore Value	4,211,895	$6.239811	$26,281,427	0.90%	–48.98%	0.00%
Oncore Premier	2,933,348	$6.157838	$18,063,091	1.40%	–49.24%	0.00%
Oncore Xtra	2,488,022	$6.157838	$15,320,834	1.40%	–49.24%	0.00%
Oncore Lite	11,412,080	$6.157838	$70,273,740	1.40%	–49.24%	0.00%
Oncore Ultra	745,489	$6.157838	$4,590,602	1.40%	–49.24%	0.00%
Oncore Wrap	12,018	$6.233378	$74,911	0.65%	–48.86%	0.00%

	21,994,261		$135,780,314

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
International Growth Equity Subaccount (continued)
2007
Top Tradition	1,745	$12.190758	$21,273	1.10%	13.01%	0.37%
Top Explorer	983	$12.150660	$11,950	1.30%	12.79%	0.64%
Oncore Flex	20,183	$12.110705	$244,431	1.50%	12.56%	0.34%
Oncore & Firstar Oncore Value	782,042	$12.231130	$9,565,257	0.90%	13.24%	0.38%
Oncore & Firstar Oncore Premier	498,626	$12.130632	$6,048,640	1.40%	12.68%	0.41%
Oncore & Firstar Oncore Xtra	533,646	$12.130632	$6,473,459	1.40%	12.68%	0.41%
Oncore & Firstar Oncore Lite	2,172,343	$12.130632	$26,351,896	1.40%	12.68%	0.41%
Oncore Ultra	138,752	$12.130632	$1,683,150	1.40%	12.68%	0.41%
Oncore Wrap	1,869	$12.188098	$22,779	0.65%	13.52%	0.38%

	4,150,189		$50,422,835

2006
Top Tradition	116	$10.787192	$1,254	1.10%	7.87%	4.59%	5/1/06
Oncore Flex	983	$10.758967	$10,574	1.50%	7.59%	1.35%	5/1/06
Oncore Value	10,000	$10.801379	$108,015	0.90%	8.01%	0.65%	5/1/06
Oncore & Firstar Oncore Premier	6,018	$10.766000	$64,786	1.40%	7.66%	0.58%	5/1/06
Oncore Xtra	10,535	$10.766000	$113,421	1.40%	7.66%	0.58%	5/1/06
Oncore Lite	21,855	$10.766000	$235,292	1.40%	7.66%	0.58%	5/1/06
Oncore Ultra	2,623	$10.766000	$28,242	1.40%	14.48%	0.58%	8/7/06

	52,130		$561,584

Capital Growth Subaccount
2008
Top Tradition	245	$6.181749	$1,517	1.10%	–49.90%	0.00%
Top Explorer	596	$6.149156	$3,665	1.30%	–50.00%	0.00%
Oncore Flex	5,457	$6.116787	$33,381	1.50%	–50.10%	0.00%
Oncore Value	68,681	$6.214598	$426,822	0.90%	–49.80%	0.00%
Oncore Premier	76,858	$6.132935	$471,363	1.40%	–50.05%	0.00%
Oncore Xtra	109,559	$6.132935	$671,919	1.40%	–50.05%	0.00%
Oncore Lite	108,297	$6.132935	$664,179	1.40%	–50.05%	0.00%
Oncore Ultra	10,780	$6.132935	$66,112	1.40%	–50.05%	0.00%

	380,473		$2,338,958

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Capital Growth Subaccount (continued)
2007
Top Tradition	602	$12.339034	$7,425	1.10%	20.33%	0.00%
Top Plus	344	$12.379885	$4,255	0.90%	20.57%	0.00%
Top Explorer	793	$12.298414	$9,756	1.30%	20.09%	0.00%
Oncore Flex	1,789	$12.257991	$21,935	1.50%	19.86%	0.00%
Oncore Value	34,188	$12.379885	$423,243	0.90%	20.57%	0.00%
Oncore & Firstar Oncore Premier	38,359	$12.278167	$470,980	1.40%	19.98%	0.00%
Oncore Xtra	44,655	$12.278167	$548,280	1.40%	19.98%	0.00%
Oncore Lite	60,761	$12.278167	$746,031	1.40%	19.98%	0.00%
Oncore Ultra	3,229	$12.278167	$39,646	1.40%	19.98%	0.00%

	184,720		$2,271,551

2006
Oncore Value	6,956	$10.267489	$71,422	0.90%	2.67%	0.00%	5/1/06
Oncore Premier	12,160	$10.233870	$124,442	1.40%	2.34%	0.00%	5/1/06
Oncore Xtra	414	$10.233870	$4,239	1.40%	2.34%	0.00%	5/1/06
Oncore Lite	5,066	$10.233870	$51,843	1.40%	2.34%	0.00%	5/1/06
Oncore Ultra	1,709	$10.233870	$17,485	1.40%	11.92%	0.00%	8/7/06

	26,305		$269,431

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2008
Top I	618	$8.402010	$5,195	1.10%	–30.42%	5.97%
Top Tradition	83,092	$8.402010	$698,137	1.10%	–30.42%	5.45%
Top Plus	27,620	$8.454845	$233,525	0.90%	–30.29%	5.62%
Investar Vision & Top Spectrum	930	$8.323555	$7,738	1.40%	–30.63%	5.37%
Top Explorer	81,701	$8.349643	$682,178	1.30%	–30.56%	5.45%
Oncore Flex	205,896	$8.547646	$1,759,927	1.50%	–30.70%	5.48%
Oncore Value	2,373,929	$8.735668	$20,737,860	0.90%	–30.29%	5.55%
Oncore Premier	2,992,318	$8.578615	$25,669,936	1.40%	–30.63%	5.47%
Oncore Xtra	1,952,056	$8.578615	$16,745,940	1.40%	–30.63%	5.47%
Oncore Lite	5,072,245	$8.578615	$43,512,835	1.40%	–30.63%	5.47%
Oncore Ultra	348,710	$8.578615	$2,991,448	1.40%	–30.63%	5.47%
Oncore Wrap	3,154	$7.432436	$23,445	0.65%	–30.11%	5.94%

	13,142,269		$113,068,164

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2 (continued)
Franklin Income Securities Subaccount (continued)
2007
Top I	903	$12.076079	$10,903	1.10%	2.62%	3.36%
Top Tradition	81,540	$12.076079	$984,681	1.10%	2.62%	3.58%
Top Plus	35,839	$12.127884	$434,650	0.90%	2.83%	3.81%
Investar Vision & Top Spectrum	931	$11.998986	$11,175	1.40%	2.32%	5.46%
Top Explorer	65,946	$12.024644	$792,973	1.30%	2.42%	3.56%
Oncore & Firstar Oncore Flex	174,610	$12.334222	$2,153,680	1.50%	2.21%	3.30%
Oncore & Firstar Oncore Value	2,002,052	$12.530700	$25,087,111	0.90%	2.83%	3.39%
Oncore & Firstar Oncore Premier	2,780,824	$12.366676	$34,389,548	1.40%	2.32%	3.26%
Oncore & Firstar Oncore Xtra	2,058,530	$12.366676	$25,457,172	1.40%	2.32%	3.26%
Oncore & Firstar Oncore Lite	5,019,514	$12.366676	$62,074,698	1.40%	2.32%	3.26%
Oncore Ultra	342,916	$12.366676	$4,240,737	1.40%	2.32%	3.26%
Oncore Wrap	3,133	$10.634791	$33,323	0.65%	3.08%	2.30%

	12,566,738		$155,670,651

2006
Top I	968	$11.767580	$11,391	1.10%	16.96%	1.89%
Top Tradition	49,185	$11.767580	$578,784	1.10%	16.96%	2.88%
Top Plus	18,135	$11.794551	$213,892	0.90%	17.19%	2.60%
Top Spectrum	3,555	$11.727343	$41,687	1.40%	16.61%	1.36%
Top Explorer	27,993	$11.740753	$328,663	1.30%	16.73%	3.68%
Oncore & Firstar Oncore Flex	21,487	$12.066941	$259,284	1.50%	16.50%	0.87%
Oncore & Firstar Oncore Value	717,912	$12.186297	$8,748,691	0.90%	17.19%	3.20%
Oncore & Firstar Oncore Premier	1,584,690	$12.086709	$19,153,692	1.40%	16.61%	3.30%
Oncore & Firstar Oncore Xtra	1,282,394	$12.086709	$15,499,919	1.40%	16.61%	3.30%
Oncore & Firstar Oncore Lite	2,106,856	$12.086709	$25,464,958	1.40%	16.61%	3.30%
Oncore Ultra	70,092	$12.086709	$847,176	1.40%	7.77%	3.30%	8/7/06

	5,883,267		$71,148,137

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2 (continued)
Franklin Income Securities Subaccount (continued)
2005
Top Tradition	2,505	$10.061437	$25,204	1.10%	0.61%	0.00%	11/2/05
Top Plus	2,445	$10.064603	$24,607	0.90%	0.65%	0.00%	11/2/05
Top Spectrum	377	$10.056698	$3,794	1.40%	0.57%	0.00%	11/2/05
Top Explorer	4,697	$10.058278	$47,244	1.30%	0.58%	0.00%	11/2/05
Oncore Flex	1,564	$10.358086	$16,196	1.50%	3.58%	0.00%	5/2/05
Oncore & Firstar Oncore Value	234,702	$10.398884	$2,440,640	0.90%	3.99%	0.00%	5/2/05
Oncore & Firstar Oncore Premier	500,590	$10.364866	$5,188,551	1.40%	3.65%	0.56%	5/2/05
Oncore & Firstar Oncore Xtra	382,542	$10.364866	$3,964,996	1.40%	3.65%	0.56%	5/2/05
Oncore & Firstar Oncore Lite	590,461	$10.364866	$6,120,048	1.40%	3.65%	0.56%	5/2/05

	1,719,883		$17,831,280

Franklin Flex Cap Securities Subaccount
2008
Top Tradition	3,994	$7.816879	$31,220	1.10%	–36.02%	0.10%
Top Plus	4,885	$7.866078	$38,427	0.90%	–35.89%	0.11%
Top Explorer	7,445	$7.768134	$57,832	1.30%	–36.15%	0.12%
Oncore Flex	86,042	$8.279585	$712,388	1.50%	–36.27%	0.13%
Oncore Value	3,064,716	$8.461776	$25,932,941	0.90%	–35.89%	0.12%
Oncore Premier	2,300,869	$8.309579	$19,119,259	1.40%	–36.21%	0.12%
Oncore Xtra	2,075,604	$8.309579	$17,247,393	1.40%	–36.21%	0.12%
Oncore Lite	7,799,476	$8.309579	$64,810,360	1.40%	–36.21%	0.12%
Oncore Ultra	509,418	$8.309579	$4,233,051	1.40%	–36.21%	0.12%
Oncore Wrap	4,707	$7.487076	$35,240	0.65%	–35.73%	0.11%

	15,857,156		$132,218,111

2007
Top Tradition	1,968	$12.217606	$24,048	1.10%	13.07%	0.09%
Top Plus	4,680	$12.270038	$57,419	0.90%	13.30%	0.12%
Top Explorer	3,410	$12.165551	$41,488	1.30%	12.85%	0.14%
Oncore Flex	41,852	$12.992294	$543,759	1.50%	12.62%	0.04%
Oncore & Firstar Oncore Value	1,772,609	$13.199246	$23,397,108	0.90%	13.30%	0.01%
Oncore & Firstar Oncore Premier	1,162,577	$13.026446	$15,144,242	1.40%	12.74%	0.02%
Oncore & Firstar Oncore Xtra	1,205,110	$13.026446	$15,698,300	1.40%	12.74%	0.02%
Oncore & Firstar Oncore Lite	4,201,400	$13.026446	$54,729,307	1.40%	12.74%	0.02%
Oncore Ultra	235,345	$13.026446	$3,065,708	1.40%	12.74%	0.02%
Oncore Wrap	4,161	$11.649758	$48,473	0.65%	13.58%	0.00%

	8,633,112		$112,749,852

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2 (continued)
Franklin Flex Cap Securities Subaccount (continued)
2006
Top Tradition	2,548	$10.805199	$27,529	1.10%	4.06%	0.01%
Top Plus	5,295	$10.829976	$57,349	0.90%	4.27%	0.01%
Top Explorer	1,520	$10.780541	$16,384	1.30%	3.86%	0.00%
Oncore Flex	1,171	$11.536024	$13,507	1.50%	3.65%	0.01%
Oncore & Firstar Oncore Value	50,505	$11.650134	$588,388	0.90%	4.27%	0.01%
Oncore & Firstar Oncore Premier	84,915	$11.554902	$981,191	1.40%	3.75%	0.01%
Oncore & Firstar Oncore Xtra	39,102	$11.554902	$451,815	1.40%	3.75%	0.01%
Oncore & Firstar Oncore Lite	217,024	$11.554902	$2,507,692	1.40%	3.75%	0.01%
Oncore Ultra	5,662	$11.554902	$65,423	1.40%	6.94%	0.01%	8/7/06

	407,742		$4,709,278

2005
Top Plus	2,714	$10.386719	$28,194	0.90%	3.87%	0.63%	11/2/05
Oncore Flex	1,001	$11.129509	$11,136	1.50%	11.30%	0.17%	5/2/05
Oncore & Firstar Oncore Value	14,594	$11.173307	$163,066	0.90%	11.73%	0.26%	5/2/05
Oncore & Firstar Oncore Premier	64,425	$11.136768	$717,488	1.40%	11.37%	0.26%	5/2/05
Oncore & Firstar Oncore Xtra	34,779	$11.136768	$387,328	1.40%	11.37%	0.26%	5/2/05
Oncore & Firstar Oncore Lite	81,614	$11.136768	$908,905	1.40%	11.37%	0.26%	5/2/05

	199,127		$2,216,117

Templeton Foreign Securities Subaccount
2008
Top I	407	$8.442978	$3,435	1.10%	–41.03%	2.96%
Top Tradition	13,755	$8.442978	$116,132	1.10%	–41.03%	2.35%
Top Plus	18,541	$8.496104	$157,524	0.90%	–40.91%	2.37%
Investar Vision	1,064	$8.364140	$8,903	1.40%	–41.21%	2.37%
Top Explorer	14,779	$8.390343	$123,997	1.30%	–41.15%	2.42%
Oncore Flex	318,758	$8.932011	$2,847,152	1.50%	–41.26%	2.32%
Oncore Value	1,295,310	$9.128505	$11,824,245	0.90%	–40.91%	2.44%
Oncore Premier	815,835	$8.964365	$7,313,453	1.40%	–41.21%	2.46%
Oncore Xtra	737,149	$8.964365	$6,608,075	1.40%	–41.21%	2.46%
Oncore Lite	3,653,728	$8.964365	$32,753,350	1.40%	–41.21%	2.46%
Oncore Ultra	132,734	$8.964365	$1,189,874	1.40%	–41.21%	2.46%
Oncore Wrap	5,009	$7.179030	$35,957	0.65%	–40.76%	2.02%

	7,007,069		$62,982,097

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2 (continued)
Templeton Foreign Securities Subaccount (continued)
2007
Top I	853	$14.317313	$12,220	1.10%	14.19%	1.57%
Top Tradition	15,830	$14.317313	$226,638	1.10%	14.19%	2.00%
Top Plus	16,580	$14.378750	$238,393	0.90%	14.42%	1.32%
Investar Vision	1,121	$14.225944	$15,953	1.40%	13.85%	1.99%
Top Explorer	14,675	$14.256347	$209,206	1.30%	13.97%	1.86%
Oncore & Firstar Oncore Flex	328,230	$15.206838	$4,991,345	1.50%	13.74%	1.03%
Oncore & Firstar Oncore Value	1,173,146	$15.449018	$18,123,953	0.90%	14.42%	1.88%
Oncore & Firstar Oncore Premier	760,893	$15.246816	$11,601,188	1.40%	13.85%	1.88%
Oncore & Firstar Oncore Xtra	759,377	$15.246816	$11,578,081	1.40%	13.85%	1.88%
Oncore & Firstar Oncore Lite	3,542,699	$15.246816	$54,014,880	1.40%	13.85%	1.88%
Oncore Ultra	130,106	$15.246816	$1,983,705	1.40%	13.85%	1.88%

	6,743,510		$102,995,562

2006
Top Tradition	6,970	$12.537704	$87,390	1.10%	20.13%	0.73%
Top Plus	257	$12.566452	$3,225	0.90%	20.36%	0.00%
Investar Vision	1,016	$12.494851	$12,691	1.40%	19.77%	1.24%
Top Explorer	10,620	$12.509123	$132,848	1.30%	19.89%	0.14%
Oncore & Firstar Oncore Flex	19,602	$13.369620	$262,071	1.50%	19.66%	1.73%
Oncore & Firstar Oncore Value	510,176	$13.501825	$6,888,311	0.90%	20.36%	1.21%
Oncore & Firstar Oncore Premier	625,548	$13.391491	$8,377,024	1.40%	19.77%	1.09%
Oncore & Firstar Oncore Xtra	463,404	$13.391491	$6,205,675	1.40%	19.77%	1.09%
Oncore & Firstar Oncore Lite	1,576,553	$13.391491	$21,112,389	1.40%	19.77%	1.09%
Oncore Ultra	31,907	$13.391491	$427,287	1.40%	11.89%	1.09%	8/7/06

	3,246,053		$43,508,911

2005
Top Tradition	2	$10.437011	$17	1.10%	4.37%	0.00%	11/2/05
Investar Vision	1,070	$10.432105	$11,160	1.40%	4.32%	0.00%	11/2/05
Top Explorer	429	$10.433740	$4,479	1.30%	4.34%	0.00%	11/2/05
Oncore Flex	2,606	$11.173433	$29,116	1.50%	11.73%	0.00%	5/2/05
Oncore Value	141,246	$11.217421	$1,584,420	0.90%	12.17%	0.11%	5/2/05
Oncore & Firstar Oncore Premier	184,816	$11.180721	$2,066,380	1.40%	11.81%	0.25%	5/2/05
Oncore & Firstar Oncore Xtra	122,777	$11.180721	$1,372,739	1.40%	11.81%	0.25%	5/2/05
Oncore & Firstar Oncore Lite	368,740	$11.180721	$4,122,773	1.40%	11.81%	0.25%	5/2/05

	821,686		$9,191,084

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2008
Top Tradition	445	$5.555131	$2,470	1.10%	–46.54%	0.98%
Top Plus	372	$5.584656	$2,076	0.90%	–46.43%	1.00%
Top Explorer	2,484	$5.525846	$13,727	1.30%	–46.64%	0.98%
Oncore Flex	158,728	$5.496741	$872,487	1.50%	–46.75%	1.35%
Oncore Value	3,433,797	$5.584656	$19,176,573	0.90%	–46.43%	1.16%
Oncore Premier	2,787,245	$5.511250	$15,361,207	1.40%	–46.70%	1.14%
Oncore Xtra	2,361,064	$5.511250	$13,012,414	1.40%	–46.70%	1.14%
Oncore Lite	9,363,727	$5.511250	$51,605,838	1.40%	–46.70%	1.14%
Oncore Ultra	748,889	$5.511250	$4,127,317	1.40%	–46.70%	1.14%
Oncore Wrap	5,607	$5.871746	$32,923	0.65%	–46.30%	1.64%

	18,862,358		$104,207,032

2007
Top Tradition	157	$10.390868	$1,629	1.10%	1.93%	0.49%
Top Plus	427	$10.425294	$4,453	0.90%	2.13%	0.39%
Top Explorer	2,488	$10.356661	$25,769	1.30%	1.72%	0.89%
Oncore & Firstar Oncore Flex	57,232	$10.322589	$590,780	1.50%	1.52%	0.52%
Oncore & Firstar Oncore Value	2,192,904	$10.425294	$22,861,666	0.90%	2.13%	0.54%
Oncore & Firstar Oncore Premier	1,744,354	$10.339577	$18,035,889	1.40%	1.62%	0.52%
Oncore & Firstar Oncore Xtra	1,647,958	$10.339577	$17,039,191	1.40%	1.62%	0.52%
Oncore & Firstar Oncore Lite	5,594,403	$10.339577	$57,843,761	1.40%	1.62%	0.52%
Oncore Ultra	489,686	$10.339577	$5,063,148	1.40%	1.62%	0.52%
Oncore Wrap	2,433	$10.933914	$26,598	0.65%	2.38%	0.89%

	11,732,042		$121,492,884

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class: (continued)
AMT Regency Subaccount (continued)
2006
Top Plus	457	$10.207931	$4,665	0.90%	2.08%	0.00%	5/1/06
Top Explorer	1	$10.181172	$15	1.30%	1.81%	0.00%	5/1/06
Oncore & Firstar Oncore Flex	6,553	$10.167851	$66,634	1.50%	1.68%	0.46%	5/1/06
Oncore & Firstar Oncore Value	469,124	$10.207931	$4,788,789	0.90%	2.08%	0.82%	5/1/06
Oncore & Firstar Oncore Premier	524,423	$10.174497	$5,335,731	1.40%	1.74%	0.84%	5/1/06
Oncore & Firstar Oncore Xtra	370,643	$10.174497	$3,771,101	1.40%	1.74%	0.84%	5/1/06
Oncore & Firstar Oncore Lite	1,355,510	$10.174497	$13,791,634	1.40%	1.74%	0.84%	5/1/06
Oncore Ultra	125,964	$10.174497	$1,281,621	1.40%	10.46%	0.84%	8/7/06

	2,852,675		$29,040,190

ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount
2008
Oncore Flex	15,321	$3.712623	$56,880	1.50%	–62.87%	0.00%	5/1/08
Oncore Value	88,731	$3.727464	$330,741	0.90%	–62.73%	0.00%	5/1/08
Oncore Premier	10,714	$3.715087	$39,809	1.40%	–62.85%	0.00%	5/1/08
Oncore Xtra	9,103	$3.715087	$33,817	1.40%	–62.85%	0.00%	5/1/08
Oncore Lite	205,331	$3.715087	$762,822	1.40%	–62.85%	0.00%	5/1/08
Oncore Ultra	16,346	$3.715087	$60,725	1.40%	–62.85%	0.00%	5/1/08

	345,546		$1,284,794

Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount
2008
Top Explorer	1,739	$6.274577	$10,908	1.30%	–37.25%	0.00%	5/1/08
Oncore Flex	4,015	$6.266265	$25,161	1.50%	–37.34%	0.00%	5/1/08
Oncore Value	147,399	$6.291253	$927,322	0.90%	–37.09%	0.00%	5/1/08
Oncore Premier	130,598	$6.270410	$818,911	1.40%	–37.30%	0.00%	5/1/08
Oncore Xtra	85,445	$6.270410	$535,777	1.40%	–37.30%	0.00%	5/1/08
Oncore Lite	180,441	$6.270410	$1,131,438	1.40%	–37.30%	0.00%	5/1/08
Oncore Ultra	32,746	$6.270410	$205,329	1.40%	–37.30%	0.00%	5/1/08
Oncore Wrap	577	$6.301727	$3,636	0.65%	–36.98%	0.00%	5/1/08

	582,960		$3,658,482

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount
2008
Top Explorer	17	$6.556008	$113	1.30%	–34.44%	0.11%	5/1/08
Oncore Flex	130,300	$6.547334	$853,119	1.50%	–34.53%	0.34%	5/1/08
Oncore Value	1,530,091	$6.573431	$10,057,947	0.90%	–34.27%	0.28%	5/1/08
Oncore Premier	840,031	$6.551652	$5,503,587	1.40%	–34.48%	0.29%	5/1/08
Oncore Xtra	542,770	$6.551652	$3,556,040	1.40%	–34.48%	0.29%	5/1/08
Oncore Lite	4,340,549	$6.551652	$28,437,769	1.40%	–34.48%	0.29%	5/1/08
Oncore Ultra	287,941	$6.551652	$1,886,490	1.40%	–34.48%	0.29%	5/1/08
Oncore Wrap	6,909	$6.584371	$45,490	0.65%	–34.16%	0.19%	5/1/08

	7,678,608		$50,340,555

Structured U.S. Equity Subaccount
2008
Oncore Flex	17,594	$6.542727	$115,113	1.50%	–34.57%	0.24%	5/1/08
Oncore Value	3,508	$6.568815	$23,041	0.90%	–34.31%	0.17%	5/1/08
Oncore Premier	5,757	$6.547055	$37,694	1.40%	–34.53%	0.25%	5/1/08
Oncore Xtra	2,977	$6.547055	$19,490	1.40%	–34.53%	0.25%	5/1/08
Oncore Lite	46,234	$6.547055	$302,695	1.40%	–34.53%	0.25%	5/1/08
Oncore Ultra	2,662	$6.547055	$17,429	1.40%	–34.53%	0.25%	5/1/08

	78,732		$515,462

Capital Growth Subaccount
2008
Oncore Value	10,049	$5.933485	$59,626	0.90%	–40.67%	0.00%	5/1/08
Oncore Premier	5,770	$5.913812	$34,117	1.40%	–40.86%	0.00%	5/1/08
Oncore Xtra	8,566	$5.913812	$50,660	1.40%	–40.86%	0.00%	5/1/08
Oncore Lite	53,684	$5.913812	$317,479	1.40%	–40.86%	0.00%	5/1/08
Oncore Ultra	1,424	$5.913812	$8,424	1.40%	–40.86%	0.00%	5/1/08

	79,493		$470,306

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount
2008
Top Explorer	81	$6.908092	$559	1.30%	–30.92%	0.05%	5/1/08
Oncore Flex	243,473	$6.898961	$1,679,711	1.50%	–31.01%	0.05%	5/1/08
Oncore Value	556,972	$6.926429	$3,857,826	0.90%	–30.74%	0.05%	5/1/08
Oncore Premier	340,196	$6.903522	$2,348,553	1.40%	–30.96%	0.05%	5/1/08
Oncore Xtra	204,324	$6.903522	$1,410,552	1.40%	–30.96%	0.05%	5/1/08
Oncore Lite	870,554	$6.903522	$6,009,891	1.40%	–30.96%	0.05%	5/1/08
Oncore Ultra	58,816	$6.903522	$406,040	1.40%	–30.96%	0.02%	5/1/08

	2,274,416		$15,713,132

Franklin Flex Cap Growth Securities Subaccount
2008
Top Explorer	14	$6.657864	$94	1.30%	–33.42%	0.00%	5/1/08
Oncore Flex	111,842	$6.649061	$743,641	1.50%	–33.51%	0.00%	5/1/08
Oncore Value	1,390,893	$6.675566	$9,284,999	0.90%	–33.24%	0.00%	5/1/08
Oncore Premier	857,929	$6.653450	$5,708,188	1.40%	–33.47%	0.00%	5/1/08
Oncore Xtra	505,037	$6.653450	$3,360,235	1.40%	–33.47%	0.00%	5/1/08
Oncore Lite	4,038,944	$6.653450	$26,872,914	1.40%	–33.47%	0.00%	5/1/08
Oncore Ultra	251,885	$6.653450	$1,675,906	1.40%	–33.47%	0.00%	5/1/08
Oncore Wrap	6,140	$6.686687	$41,056	0.65%	–33.13%	0.00%	5/1/08

	7,162,684		$47,687,033

Templeton Foreign Securities Subaccount
2008
Top Explorer	88	$6.196214	$546	1.30%	–38.04%	0.02%	5/1/08
Oncore Flex	121,973	$6.188025	$754,774	1.50%	–38.12%	0.01%	5/1/08
Oncore Value	400,187	$6.212675	$2,486,234	0.90%	–37.87%	0.02%	5/1/08
Oncore Premier	93,081	$6.192114	$576,365	1.40%	–38.08%	0.02%	5/1/08
Oncore Xtra	178,383	$6.192114	$1,104,567	1.40%	–38.08%	0.02%	5/1/08
Oncore Lite	801,847	$6.192114	$4,965,129	1.40%	–38.08%	0.02%	5/1/08
Oncore Ultra	65,968	$6.192114	$408,481	1.40%	–38.08%	0.02%	5/1/08

	1,661,527		$10,296,096

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 4: (continued)
Franklin Templeton VIP Founding Funds Allocation Subaccount
2008
Top Tradition	4,100	$6.616378	$27,124	1.10%	–33.84%	0.31%	5/1/08
Top Explorer	14	$6.607627	$90	1.30%	–33.92%	1.60%	5/1/08
Oncore Flex	21,404	$6.598888	$141,243	1.50%	–34.01%	0.18%	5/1/08
Oncore Value	530,323	$6.625179	$3,513,482	0.90%	–33.75%	0.17%	5/1/08
Oncore Premier	162,842	$6.603244	$1,075,291	1.40%	–33.97%	0.12%	5/1/08
Oncore Xtra	13,188	$6.603244	$87,086	1.40%	–33.97%	0.12%	5/1/08
Oncore Lite	560,192	$6.603244	$3,699,083	1.40%	–33.97%	0.12%	5/1/08
Oncore Ultra	34,738	$6.603244	$229,385	1.40%	–33.97%	0.12%	5/1/08
Oncore Wrap	1,135	$6.636195	$7,532	0.65%	–33.64%	0.19%	5/1/08

	1,327,936		$8,780,316

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2008
Oncore Flex	178,685	$9.101480	$1,626,298	1.50%	–8.99%	0.15%	10/1/08
Oncore Value	195,311	$9.114963	$1,780,252	0.90%	–8.85%	0.17%	10/1/08
Oncore Premier	72,503	$9.103721	$660,042	1.40%	–8.96%	0.12%	10/1/08
Oncore Xtra	85,279	$9.103721	$776,357	1.40%	–8.96%	0.12%	10/1/08
Oncore Lite	1,106,713	$9.103721	$10,075,208	1.40%	–8.96%	0.12%	10/1/08
Oncore Ultra	28,559	$9.103721	$259,992	1.40%	–8.96%	0.12%	10/1/08

	1,667,050		$15,178,149

VIP Global Natural Resources Subaccount
2008
Oncore Flex	3,279	$6.042800	$19,817	1.50%	–39.57%	0.75%	10/1/08
Oncore Value	83,765	$6.051800	$506,929	0.90%	–39.48%	0.64%	10/1/08
Oncore Premier	17,836	$6.044292	$107,810	1.40%	–39.56%	0.54%	10/1/08
Oncore Xtra	23,800	$6.044292	$143,852	1.40%	–39.56%	0.54%	10/1/08
Oncore Lite	400,399	$6.044292	$2,420,129	1.40%	–39.56%	0.54%	10/1/08
Oncore Ultra	24,422	$6.044292	$147,611	1.40%	–39.56%	0.54%	10/1/08

	553,501		$3,346,148

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ivy Funds Variable Insurance Portfolios, Inc.: (continued)
VIP Science and Technology Subaccount
2008
Oncore Flex	16,928	$8.216614	$139,094	1.50%	–17.83%	0.00%	10/1/08
Oncore Value	35,192	$8.228810	$289,588	0.90%	–17.71%	0.00%	10/1/08
Oncore Premier	6,905	$8.218643	$56,750	1.40%	–17.81%	0.00%	10/1/08
Oncore Xtra	2,883	$8.218643	$23,698	1.40%	–17.81%	0.00%	10/1/08
Oncore Lite	70,996	$8.218643	$583,487	1.40%	–17.81%	0.00%	10/1/08
Oncore Ultra	7,191	$8.218643	$59,096	1.40%	–17.81%	0.00%	10/1/08

	140,095		$1,151,713

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets (by product). Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(7)	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

	Purchases	Sales

Ohio National Fund, Inc.:
Equity Subaccount	$74,180,998	$(122,427,773)
Money Market Subaccount	606,335,118	(547,268,450)
Bond Subaccount	25,227,256	(71,931,797)
Omni Subaccount	2,158,371	(5,322,594)
International Subaccount	75,196,493	(119,399,554)
Capital Appreciation Subaccount	14,603,041	(30,845,831)
Millennium Subaccount	7,632,750	(10,156,835)
International Small-Mid Company Subaccount	23,262,861	(21,517,445)
Aggressive Growth Subaccount	11,543,378	(6,493,890)
Small Cap Growth Subaccount	4,821,042	(4,023,362)

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount	$56,135,555	$(18,615,597)
S&P 500 Index Subaccount	25,279,151	(26,434,145)
Strategic Value Subaccount	2,426,578	(10,019,601)
High Income Bond Subaccount	39,388,766	(26,969,387)
Capital Growth Subaccount	12,646,511	(8,213,737)
Nasdaq-100 Index Subaccount	13,532,470	(13,066,037)
Bristol Subaccount	47,769,371	(16,675,636)
Bryton Growth Subaccount	41,555,154	(18,297,408)
U.S. Equity Subaccount	5,272,740	(4,618,247)
Balanced Subaccount	5,210,996	(3,093,976)
Income Opportunity Subaccount	1,403,133	(889,842)
Target VIP Subaccount	12,878,437	(4,814,732)
Target Equity/Income Subaccount	13,695,841	(10,013,179)
Bristol Growth Subaccount	837,263	(228,302)
Dow Target 10 Portfolios:
First Quarter Subaccount	1,134,665	(1,157,007)
Second Quarter Subaccount	1,094,830	(989,168)
Third Quarter Subaccount	429,431	(1,164,531)
Fourth Quarter Subaccount	785,520	(2,491,445)
Dow Target 5 Portfolios:
First Quarter Subaccount	1,752,861	(601,468)
Second Quarter Subaccount	726,585	(690,832)
Third Quarter Subaccount	543,166	(539,731)
Fourth Quarter Subaccount	390,574	(456,021)
Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount	80,414	(471,557)
VIP Equity-Income Subaccount	46,869	(680,706)
VIP High Income Subaccount	11,283	(76,518)
Janus Aspen Series – Institutional Shares:
Large Cap Growth Subaccount	310,614	(2,030,692)
International Growth Subaccount	1,784,993	(3,077,193)
Worldwide Growth Subaccount	226,896	(1,532,094)
Balanced Subaccount	1,869,596	(4,602,140)
Legg Mason Partners Variable Equity Trust – Class I:
Fundamental Value Subaccount	4,556,186	(4,638,636)
Capital and Income Subaccount	793,807	(1,855,096)
Investors Subaccount	4,235,850	(2,331,559)

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	$1,825,444	$(2,920,796)
Small/Mid Cap Value Subaccount	140,920	(177,097)
Discovery Subaccount	18,100	(2,575,079)
Van Kampen Universal Institutional Funds – Class I:
Core Plus Fixed Income Subaccount	2,180,168	(1,528,905)
U.S. Real Estate Subaccount	5,238,181	(5,297,861)
Value Subaccount	22,892	(164,137)
Emerging Markets Debt Subaccount	2,601	(53,319)
Goldman Sachs Variable Insurance Trust – Institutional Shares:
Growth and Income Subaccount	120,964,859	(55,038,710)
Structured U.S. Equity Subaccount	6,176,867	(10,471,214)
Capital Growth Subaccount	2,850,419	(3,291,272)
Lazard Retirement Series, Inc:
Emerging Markets Equity Subaccount	126,288,821	(59,791,505)
U.S. Small Cap Equity Subaccount	6,950,784	(8,260,068)
U.S. Strategic Equity Subaccount	966,187	(319,767)
International Equity Subaccount	150,396,745	(31,332,302)
The Prudential Series Fund, Inc:
Jennison 20/20 Focus Subaccount	128,598,097	(32,462,052)
Jennison Subaccount	1,757,484	(2,964,444)
UBS Series Trust – Class I:
U.S. Allocation Subaccount	117,000	(712,741)
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount	0	(1,276,898)
Fidelity Variable Insurance Products Fund – Service Class 2:
VIP Mid Cap Subaccount	93,283,090	(51,257,022)
VIP Contrafund Subaccount	141,597,590	(73,105,022)
VIP Growth Subaccount	16,130,104	(11,846,540)
VIP Equity-Income Subaccount	45,281,638	(35,532,521)
VIP Real Estate Subaccount	1,757,518	(212,013)
Janus Aspen Series – Service Shares:
Large Cap Growth Subaccount	8,848,002	(4,735,987)
Worldwide Growth Subaccount	4,674,687	(4,628,180)
Balanced Subaccount	30,590,914	(25,075,787)
International Growth Subaccount	165,786,839	(78,776,579)

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

J.P. Morgan Series Trust II:
Small Company Subaccount	$4,383,233	$(5,574,014)
Mid Cap Value Subaccount	44,662,191	(42,214,183)
AllianceBernstein Variable Product Series Fund, Inc. – Class B:
Global Bond Subaccount	0	(285,440)
Growth & Income Subaccount	109,977	(401,984)
Small Cap Growth Subaccount	0	(81,156)
MFS Variable Insurance Trust – Service Class:
New Discovery Subaccount	3,367,255	(1,863,048)
Investors Growth Stock Subaccount	2,283,683	(1,255,065)
Mid Cap Growth Subaccount	11,224,100	(8,121,647)
Total Return Subaccount	17,850,144	(21,987,539)
PIMCO Variable Insurance Trust – Administrative Shares:
Real Return Subaccount	142,171,674	(117,740,183)
Total Return Subaccount	332,079,259	(234,937,298)
Global Bond Subaccount	121,698,946	(43,655,420)
CommodityRealReturn Strategy Subaccount	2,102,405	(281,134)
Calvert Variable Series, Inc:
Social Equity Subaccount	19,138	(28,987)
Dreyfus Variable Investment Fund – Service Shares:
Appreciation Subaccount	4,450,339	(2,292,974)
Royce Capital Fund:
Small-Cap Subaccount	74,593,918	(43,129,439)
Micro-Cap Subaccount	43,081,216	(21,670,344)
Van Kampen Universal Institutional Funds – Class II:
Core Plus Fixed Income Subaccount	91,773,660	(39,318,172)
U.S. Real Estate Subaccount	112,963,579	(48,251,711)
International Growth Equity Subaccount	177,228,594	(15,543,733)
Capital Growth Subaccount	3,156,125	(1,148,673)
Franklin Templeton Variable Insurance Products Trust – Class 2:
Franklin Income Securities Subaccount	69,232,642	(49,501,406)
Franklin Flex Cap Growth Securities Subaccount	108,107,771	(26,889,338)
Templeton Foreign Securities Subaccount	41,756,254	(25,326,945)
Neuberger Berman Advisers Management Trust – S Class:
AMT Regency Subaccount	79,329,014	(27,093,982)
ALPS Variable Insurance Trust – Class II:
AVS Listed Private Equity Subaccount	2,514,153	(220,390)

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2008

	Purchases	Sales

Federated Insurance Series – Service Shares:
Kaufmann Fund II Subaccount	$5,341,479	$(423,047)
Goldman Sachs Variable Insurance Trust – Service Shares:
Growth and Income Subaccount	62,434,179	(2,352,019)
Structured U.S. Equity Subaccount	602,099	(6,722)
Capital Growth Subaccount	934,702	(364,783)
Franklin Templeton Variable Insurance Products Trust – Class 4:
Franklin Income Securities Subaccount	19,046,798	(1,114,298)
Franklin Flex Cap Growth Securities Subaccount	58,539,887	(1,914,539)
Templeton Foreign Securities Subaccount	13,495,955	(967,573)
Franklin Templeton VIP Founding Funds Allocation Subaccount	11,853,984	(861,567)
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	16,611,231	(323,396)
VIP Global Natural Resources Subaccount	4,329,006	(180,928)
VIP Science and Technology Subaccount	1,258,240	(137,514)

Totals	$3,890,800,195	$(2,421,992,160)

Ohio National Variable Account A

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company
  and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statement of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
February 18, 2009

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Ohio National Variable Account A Post Office BOx 371 Cincinnati, Ohio 45201 From I322 Rev. 2-09